UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-06625

                             The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue

                             Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

                             Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code:  213-625-1900

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

PAYDEN
MUTUAL FUNDS

SEMI-ANNUAL REPORT
APRIL 30, 2014

Contents

1	Management Discussion & Analysis

6	Portfolio Highlights & Investments

66	Statements of Assets & Liabilities

70	Statements of Operations

74	Statements of Changes in Net Assets

80	Notes to Financial Statements

103	Financial Highlights

118	Fund Expenses

120	Trustees & Officers

Semi-Annual Report

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Management Discussion & Analysis

Short Duration Strategies

During the six month period ended April 30, 2014, the short end of the U.S. Treasury curve steepened. The interest rate spread between the 2-year and 5-year U.S. Treasury securities widened by 0.24% as the Federal Reserve Board announced tapering their bond purchases by $10 billion a month. The Federal Reserve Board has continued to scale back their bond purchases at every meeting in 2014, despite a weak GDP growth of 0.1% in the first quarter, which they attributed to temporary weather-related issues. If this scaling back continues, asset purchases are likely to cease by the end of the year. The Federal Reserve Board reiterated its commitment to keeping the federal funds rate between 0% and 0.25% until inflation rises to the Federal Reserve Board’s 2% target and maximum employment is realized. The unemployment target of 6.5% was lowered to 6.3% in April. In the money market space, the experiment with the reverse repo facility has been successful at setting a floor to money market rates by forcing overnight repo dealers to raise rates to attract buyers. The program is still in its testing phase and is currently set to continue through 2015.

Investment-grade corporate bonds performed well as demand for higher yielding assets relative to U.S. Treasury securities continued and corporate balance sheets remained solid. Lower quality investment-grade bonds outperformed higher quality assets as investors discounted credit quality concerns for higher yields.

The Payden Cash Reserves Money Market Fund (PBHXX) continued to provide stable daily liquidity. For the six-month period ended April 30, 2014, the Fund returned 0.00% compared to a return of 0.01% for the Lipper Money Market Average and 0.00% for the Lipper Government Money Market Average. Money market rates remained low as the Federal Reserve Board kept its low interest rate policy unchanged.

The Payden Limited Maturity Fund (PYLMX) returned 0.48% for the six-month period ended April 30, 2014, compared to a return of 0.04% for its benchmark, the Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. U.S. investment-grade corporate debt and asset-backed securities were the largest contributors to outperformance due to strong demand for higher yielding assets relative to U.S. Treasury securities.

The Payden Low Duration Fund (PYSBX) returned 0.75% for the six-month period ended April 30, 2014, compared to a return of 0.23% for its benchmark, the Bank of America Merrill Lynch 1-3 Year Treasury Index. U.S. investment-grade corporate bonds, high yield debentures and non-agency mortgage-backed securities were the largest contributors to outperformance as yield premiums compressed due to the strong demand for higher yielding assets relative to U.S. Treasury securities.

The Payden U.S. Government Fund Investor Class (PYUSX) returned 0.74 % for the six-month period ended April 30, 2014, compared to a return of 0.14% for its benchmark, the Bank of America Merrill Lynch 1-5 Year Treasury Index. The Fund’s Advisor Class (PYUWX) returned 0.61% for the same period. The Fund outperformed its index due to the overweight in mortgage backed securities, which provide higher yields than comparable U.S. Treasury securities. In addition, even with the Federal Reserve Board buying fewer mortgages, prices remained strong as a significant reduction in mortgage originations provided a very positive supply/ demand balance for the sector. The Fund’s adviser, Payden & Rygel, foresees the supply/demand picture continuing to support mortgage prices over the next quarter.

Intermediate Duration Bond Strategies

The Payden GNMA Fund Investor Class (PYGNX) returned 1.28% for the six-month period ended April 30, 2014, compared to a return of 1.35% for its benchmark, the Bank of America Merrill Lynch GNMA Master Index. The Fund’s Advisor Class (PYGWX) returned 1.06% for the same period. The Fund slightly outperformed its benchmark primarily through a slightly higher yield profile due to slowing prepayments. The Fund is currently structured with a slight conservative bias to account for the decreased purchase activity from the Federal Reserve Board as it exits its quantitative easing programs. The Fund is underweight lower coupon mortgage pools and overweight more current coupon mortgage pools. This strategy provides more coupon income and less price sensitivity in the event that mortgage prices decline as the marketplace adjusts to the withdrawal of the Federal Reserve Board.

The Payden Core Bond Fund Investor Class (PYCBX) returned 2.76% for the six-month period ended April 30, 2014, compared to a return of 1.74% for its benchmark, the Barclays Capital Aggregate Bond Index. The Fund’s Adviser Class (PYCWX) returned 2.65% for the same period. Interest rate movements did not factor into the equation for returns as U.S. Treasury yields were largely unchanged over the period. This alone would have led to returns being a function of nothing more than the coupon income that

Semi-Annual Report	1

Management Discussion & Analysis continued

accreted over the period. However, while U.S. Treasury rates did not move much, non-U.S. Treasury securities actually performed quite strongly. For example, investment grade corporate bonds outperformed U.S. Treasury securities by almost three percent, as did high yield bonds. This explains the Fund’s outperformance relative to the benchmark as these are specific sectors that the Fund’s adviser, Payden & Rygel, has chosen to overweight for their yield benefits and the likelihood that they can still offer excess returns going forward.

The Payden Corporate Bond Fund (PYACX) generated a return of 5.10% for the six months ended April 30, 2014, compared to a return of 3.80% for its benchmark, the Barclays Capital U.S. Corporate Investment Grade Index, producing a positive excess return of 130 basis points. The key contributor to performance was individual security selection, which produced 109 basis points of alpha. The top performing sectors were Banking and Insurance, which contributed 32 basis points and 17 basis points, respectively. The Fund benefited from its positioning in subordinated issues. The Fund also benefitted from its high yield allocation, which generated 30 basis points of returns. However, the Fund’s yield curve positioning detracted 22 basis points from performance. This was a result of a long duration position in the 30-year part of the curve at the end of 2013 as interest rates moved higher. The Fund is now benefiting from this position in 2014.

High Yield Bond Strategy

The high yield bond market generated a strong performance for the six-month period ended April 30, 2014. The market benefitted from a positive interest rate environment, with interest rates in both the U.S. and Europe declining across the curve. This has been a strong “tailwind” for the high yield market after the interest rate volatility of mid-2013. Capital continued to flow into the asset class, and market liquidity remains good with many new issue deals oversubscribed and many deals trading up in the after-market.

For the six-month period ended April 30, 2014, the Payden High Income Fund Investor Class (PYHRX) returned 4.13%, while the Fund’s Advisor Class (PYHWX) returned 3.99%. The Fund’s benchmark, the Bank of America Merrill Lynch BB-B High Yield Cash Pay Constrained Index returned 4.53% for the comparable period. An overweight to the bonds of the second-largest direct broadcast satellite (DBS) operator, Echostar/DISH, added 8 basis points to performance in 2014 as the company’s bonds rallied on strong operating performance and on speculation that DirecTV and Echostar may merge with one another. The Fund’s overweight to the Energy sector added 3 basis points to performance. Positions in energy names CVR Refining and Exco Resources both added 4 basis points to performance based on solid operating results and outlook. Security selection in the Telecommunication sector, however, detracted 10 basis points from performance. The primary contributors of this were the position in the Vimpelcom bonds (-4 basis points) and the lack of a position in the Telecom Italia bonds (-3 basis points).

The floating-rate, high yield loan market generated a strong performance for the six-month period ended April 30, 2014. The market has benefitted from both strong retail and institutional demand for the floating rate loan product. Year-to-date 2014, loan mutual funds have absorbed $7.5 billion after 2013’s record $63 billion in inflows. The generally solid macro-economic data released in the first four months of 2014 combined with relatively low volatility has also benefitted the high- yield loan markets.

For the period November 11, 2013 through April 30, 2014, the Payden Floating Rate Fund Investor Class(PYFRX) returned 1.65%, while the Advisor Class (PYFAX) returned 1.54% and the Institutional Class (PYFIX) returned 1.76%. The Fund’s benchmark, Credit Suisse BB Loan Index, returned 1.35% for the same period. The Fund’s outperformance was attributable to both good security selection and involvement in the new issue market. Many of the new issue loan deals came at a discount to par and quickly traded above par. During the period, the Fund added over 60 distinct senior, secured floating-rate loans. As a result, the Fund is well-diversified amongst both issuers and industries.

The improving economic and job data in the United States is a positive for the high yield market and the Fund, which is primarily U.S. focused. The Fund has very little interest rate risk, as most of the assets are floating rate and will benefit if interest rates on the short-end rise. However, the Fund’s adviser, Payden & Rygel, does no see U.S. interest rates rising much higher during the course of 2014, as the Federal Reserve Board is still vigilant towards the unemployment rate and the level of U.S. economic activity and does not wish to dampen improving economic activity with materially higher interest rates.

Tax Exempt Strategies

For the six-month period ended April 30, 2014, the Payden Tax Exempt Bond Fund (PYTEX) returned 2.80%, while the Fund’s benchmark, the Barclays Capital Quality Intermediate Municipal Index, returned 2.25%. The primary difference in performance was

2	Payden Mutual Funds

the Fund’s yield curve positioning. Shorter maturities remained relatively well anchored, while longer term maturities, where the Fund is overweight, outperformed. In addition, the Fund strategically added securities in higher yielding credit sectors, which outperformed as investors sought additional yield in this historically low interest rate environment.

The Payden California Municipal Income Fund (PYCRX) returned 2.70% for the six months ended April 30, 2014, while its benchmarks, the Barclays Capital 7-Year Municipal Index and the Barclays Capital California Intermediate Index, returned 2.74% and 2.94%, respectively. The primary driver of the difference in performance was the Fund’s yield curve positioning. Shorter maturities remained relatively well anchored, while the intermediate maturity range, where the Fund is underweight, outperformed. In addition, the Fund was overweight to lower yielding, high quality securities, which underperformed as investors sought additional yield in this historically low interest rate environment. California bonds generally outperformed the general municipal market. California issues saw greater demand as the result of an improving economy, evidenced by increased sales tax revenues and higher state income and property taxes.

Global Bond Strategy

Global government bond yields rose during October and November 2013 as expectations grew that the Federal Reserve Board would begin to taper its monthly asset purchases. Ten-year U.S. Treasury yields traded briefly above 3%, dragging other developed government bond yields higher. However, the announcement by the Federal Reserve Board that it would reduce bond purchases by $10 billion per month marked the high point for global bond yields, which subsequently declined on trend for the remainder of the six-month period ended April 30, 2014. As a result, bond markets performed strongly during the six-month period as a whole. The bond market recovery was supported by expectations that Federal Reserve Board tapering would not lead to a near-term rise in interest rates, by growing evidence of deflationary conditions in Europe, by Japan’s ongoing monetary stimulus policy, and by further signs of an economic slowdown in China. The peripheral European markets were the top performing developed government markets, as yield spreads to Germany reached multi-year lows. Growing expectations that interest rates would remain low for a longer period, coupled with strong corporate cash levels and very low default rates, encouraged investors to search for yield in the non-government bond markets. Credit spreads continued to tighten as a result. High yield bonds were the top performers while emerging market bonds, which sold off in the run-up to the Federal Reserve Board’s tapering announcement, recovered strongly in the last three months ended April 30, 2014. The investment grade corporate bond markets also outperformed government bonds, with the financial sector leading the way.

The Payden Global Low Duration Fund (PYGSX) returned 1.03% for the six-month period ended April 30, 2014, compared to a return of 0.43% for its benchmark, the Bank of America Merrill Lynch 1-3 Year US Corporate & Government Index. U.S. investment-grade corporate bonds, high yield debentures and non-agency mortgage-backed securities were the largest contributors to outperformance as yield premiums compressed due to the strong demand for higher yielding assets relative to U.S. Treasury securities.

For the six-month period ended April 30 2013, the Payden Global Fixed Income Fund (PYGFX) returned 2.74%, outperforming its benchmark, the Barclays Capital Global Aggregate Index Hedged (into US Dollars), which returned 2.05%. Sector selection (an overweight allocation to investment grade corporate and high yield bonds relative to government bonds) contributed positively to relative returns as did the focus on the financial sector, which outperformed industrials/utilities. Active currency management also made a meaningful positive contribution to performance In particular, the Fund’s underweight position in the yen during November/ December 2013, when the currency fell sharply in response to Japan’s own quantitative easing measures, added value.

Emerging Market Bond Strategies

For the six months ended April 30, 2014, emerging market dollar-pay bonds performed well, with spreads tightening in sovereign and corporate markets. Local currency bonds fared worse as yields rose and currencies generally weakened against the U.S. dollar. Several emerging market central banks calibrated policy rates amid the gradual withdrawal of liquidity by the Federal Reserve Board. While political risk emerged in countries including Russia, Ukraine, Thailand, Turkey and Venezuela, contagion to the broader market was contained.

The Payden Emerging Market Bond Fund Investor Class (PYEMX) returned 2.63%, the Fund’s Adviser Class (PYEWX) returned 2.49%, and the Fund’s Institutional Class (PYEIX) returned 2.71% for the six month period ended April 30, 2014. The

Semi-Annual Report	3

Management Discussion & Analysis continued

Fund’s benchmark, the J.P. Morgan EMBI Global Diversified Index, returned 3.75% for the same period. The Fund is overweight Latin America through Colombia, the Dominican Republic and Mexico. It is underweight Central and Eastern Europe through Poland, Russia and Turkey. In Asia, the Fund is overweight Indonesia and Sri Lanka and underweight the Philippines. The Fund is neutral in the Middle East and Africa via an underweight to South Africa and Lebanon versus overweights in Morocco and Côte d’Ivoire. The Fund’s underperformance was due mainly to emerging market currency and local rates exposure. In particular, long currency positions in the Brazilian real, Ghanaian cedi, Philippine peso, Russian ruble, and Uruguayan peso all detracted, while an allocation to Japanese yen helped. Long local rate positions in Brazil, Costa Rica and Ghana were weaker, while local Colombian and Sri Lankan rates outperformed.

The Payden Emerging Market Local Bond Fund Investor Class (PYELX) returned -2.47% and the Fund’s Adviser Class (PYEAX) returned -2.47% for the six month period ended April 30, 2014. The Fund’s benchmark, the J.P. Morgan GBI Emerging Market Global Diversified Index returned -1.48% for the period. The Fund’s emerging market local bond strategy is overweight Latin America and is neutral in Central and Eastern Europe with an overweight to Russia. As the Russia-Ukraine crisis evolved, the Fund reduced Russia holdings. In Asia, the Fund is underweight in Indonesia and Malaysia and overweight in Sri Lanka. In Africa, the Fund is underweight in South Africa, with exposure to Ghana and Nigeria. The Fund’s underperformance was due mainly to an overweight in currency exposure. In particular, long currency positions in the Brazilian real, Costa Rican colon, Ghanaian cedi, Nigerian naira, Russian ruble, and South African rand all detracted.

For the period November 11, 2013 through April 30, 2014, the Payden Emerging Market Corporate Bond Fund Investor Class (PYCEX) returned 4.23%, the Fund’s Adviser Class (PYCAX) returned 4.02%, and the Fund’s Institutional Class (PYCIX) returned 4.28%. The Fund’s benchmark, the J.P. Morgan Corporate Emerging Market Broad Diversified Index, returned 4.46% for the same period. Underweight exposure to investment grade credits in Brazil and Peru detracted, while overweights to Colombia and the United Arab Emirates (UAE) were positive. Underweights to the defensive obligations in Asia and the Middle East helped. The Funds’ overweight to higher yielding corporate obligations of Dominican Republic and Russia detracted. Selection of Chilean, UAE and Qatari names across the curve helped. Out-of-index allocations to quasi and sovereign obligations of Dominican Republic, Georgia, Indonesia and Sri Lanka outperformed. Local exposure in Mexican and Colombian rates outperformed corporates over the period and benefitted relative performance. This primarily came from the rates component as most currency exposure was hedged. Russian rates exposure was a modest negative.

U.S. Equity Strategy

The equity markets posted positive returns for the six-month period ended April 30, 2014, as strong corporate earnings prevailed over mixed economic data. The markets began the period on a positive note as higher job growth gave indications that the economy was doing better-than-expected and led to investor optimism on risky assets. The market continued to rally over the following month and into yearend despite the Federal Reserve Board’s surprise decision to taper bond purchases at its December meeting. The stock market ended the calendar year at record highs and the S&P 500 index capped its best calendar year performance since 1997. But, the start of the new year brought some volatility to equity investors as profit-taking and financial stress in emerging markets led to a selloff in stock prices. The selloff was short lived, however, as the broad stock market bounced off of the lows for the period in early February and recovered all of the losses for the year by the end of the month. The stock market was range bound for the remainder of the period, despite weak economic data, due to the severe winter storms across the U.S. and ongoing conflicts between Russia and the Ukraine.

The Payden Equity Income Fund (PYVLX), which is comprised of large-cap value stocks, returned 8.96% for the six-month period ended April 30, 2014, while the Fund’s Adviser Class(PYVAX) returned 8.85%. The Fund’s benchmark, the Russell 1000 Value Index, returned 9.59% for the same time period. The underperformance was entirely attributable to individual stock selection. In terms of sector allocation, the Fund benefited from its underweight in the financials and telecommunication services sectors. In regards to individual stock selection, positive stock selection in the materials and consumer discretionary sectors were offset by negative selection in the financials, industrials, and information technology sectors. The best performers in the Fund were pharmaceutical giant Merck & Co. and chemical company Dow Chemical.

4	Payden Mutual Funds

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5

Portfolio Highlights & Investments

Investment Abbreviations

AMBAC - American Municipal Bond Assurance Co.

ARM - Adjustable Rate Mortgage

FDIC - Federal Deposit Insurance Corporation

FFCB - Federal Farm Credit Bank

FG - Freddie Mac Gold Pool

FH - Freddie Mac Non Gold Pool

FHLB - Federal Home Loan Banks

FHLMC - Federal Home Loan Mortgage Company (Freddie Mac)

FHR - Freddie Mac REMICS

FN - Fannie Mae Pool

FNMA - Federal National Mortgage Association (Fannie Mae)

FNR - Fannie Mae REMICS

FNW - Fannie Mae Whole Loan

G2 - Ginnie Mae II pool

GN - Ginnie Mae I pool

GNMA - Government National Mortgage Association (Ginnie Mae)

GNR - Ginnie Mae REMICS

NCUA - National Credit Union Administration

6	Payden Mutual Funds

Payden Cash Reserves Money Market Fund

The Fund seeks stability, liquidity and current income by generally investing in the highest quality, short term securities with an average portfolio maturity not to exceed 90 days.

Portfolio Composition - percent of value

U.S. Government Agency	51%
Repurchase Agreement	38%
U.S. Treasury	8%
Commercial Paper	2%
Cash equivalent	1%

Schedule of Investments - April 30, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Commercial Paper (2%)
10,000,000	Private Export Funding Corp., 0.25%, 11/10/14
	(Cost - $9,987)	$ 9,987

U.S. Government Agency (51%)
15,000,000	FFCB, 0.10%, 4/06/15 (a)	14,999
9,000,000	FFCB, 0.13%, 6/06/14 (a)	9,000
10,000,000	FFCB, 0.13%, 11/26/14 (a)	10,001
5,000,000	FFCB Disc Note, 0.14%, 12/30/14 (b)	4,995
15,000,000	FHLB, 0.12%, 5/23/14 (a)	15,000
20,000,000	FHLB Disc Note, 0.04%, 5/21/14 (b)	20,000
20,000,000	FHLB Disc Note, 0.08%, 6/06/14 (b)	19,998
8,100,000	FHLB Disc Note, 0.08%, 10/03/14 (b)	8,097
25,000,000	FHLB Disc Note, 0.09%, 11/25/14 (b)	25,000
15,000,000	FHLB Disc Note, 0.10%, 7/23/14 (b)	14,997
14,800,000	FHLB Disc Note, 0.12%, 3/25/15 (b)	14,784
5,000,000	FHLB Disc Note, 0.14%, 8/01/14 (b)	4,998
4,350,000	FHLMC, 0.15%, 12/05/14 (a)	4,350
12,500,000	FHLMC, 1.00%, 8/20/14	12,532
5,000,000	FHLMC Disc Note, 0.09%, 6/04/14 (b)	5,000
4,200,000	FHLMC Disc Note, 0.10%, 10/06/14 (b)	4,198
8,000,000	FHLMC Disc Note, 0.10%, 1/16/15 (b)	7,994
5,000,000	FHLMC Disc Note, 0.14%, 9/03/14 (b)	4,998
10,000,000	FHLMC Disc Note, 0.17%, 11/17/14 (b)	9,991
20,000,000	FNMA Disc Note, 0.06%, 5/14/14 (b)	20,000
15,000,000	FNMA Disc Note, 0.11%, 5/19/14 (b)	14,999
7,500,000	Inter-American Development Bank,
	0.68%, 5/20/14 (a)	7,502

Total U.S. Government Agency (Cost - $253,433)		253,433

U.S. Treasury (8%)
15,000,000	U.S. Treasury Note, 0.07%, 1/31/16 (a)	15,000
25,000,000	U.S. Treasury Note, 0.25%, 6/30/14	25,006

Total U.S. Treasury (Cost - $40,006)		40,006

Investment Company (1%)
3,704,614	Dreyfus Treasury Cash Management Fund
	(Cost - $3,705)	3,705

Repurchase Agreement (38%)
60,000,000	Barclays Capital Tri Party, 0.05% (c)	60,000
60,000,000	Goldman Sachs Tri Party, 0.04% (d)	60,000
65,000,000	RBC Capital Tri Party, 0.05% (e)	65,000

Total Repurchase Agreement (Cost - $185,000)		185,000

Principal or Shares	Security Description	Value (000)

Total (Cost - $492,131) (100%)		$ 492,131
Liabilities in excess of Other Assets (0%)		(107)

Net Assets (100%)		$ 492,024

(a)	Variable rate security.
(b)	Yield to maturity at time of purchase.
(c)	The repurchase agreement dated 4/30/2014 is collateralized by the following securities:

Barclays Capital Tri Party
8,167,837	FNMA, maturity from Feb 31-Apr 40, yielding from 4.00%-5.00%	$4,391
231,880,381	GNMA, maturity from Jun 14-Sep 62, yielding from 2.00%-13.00%	56,852

Total Collateral Value of Barclays Capital		$61,243

(d)	The repurchase agreement dated 4/30/2014 is collateralized by the following securities:

Goldman Sachs Tri Party
22,572,282	FMAC, maturity from Jul 33-Jan 44, yielding from 3.00%-5.50%	$21,918
118,712,566	FNMA, maturity from Dec 19-Apr 44, yielding from 4.50%-6.50%	39,207
6,522,467	GNMA, maturity from Oct 14-Jul 22, yielding from 5.00%-7.50%	75

Total Collateral Value of Goldman Sachs		$61,200

(e)	The repurchase agreement dated 4/30/2014 is collateralized by the following securities:

RBC Capital Tri Party
75,957,975	FNMA, maturity from Nov 41-Nov 42, yielding from 3.50%-4.00%	$66,179
126,834	GNMA, maturity Jan 43, yielding 3.00%	121

Total Collateral Value of RBC Capital		$66,300

See notes to financial statements.

Semi-Annual Report	7

Payden Limited Maturity Fund

The Fund seeks a total return greater than a money market fund along with the preservation of capital by generally investing in investment grade debt securities with a maximum average portfolio maturity not to exceed two years.

Portfolio Composition - percent of value

Corporate	49%
Asset Backed	18%
Mortgage Backed	11%
U.S. Treasury	9%
Other	13%

Schedule of Investments - April 30, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (19%)
1,400,000	Ally Master Owner Trust, 0.60%, 2/15/18 (a)	$ 1,403
1,600,000	Ally Master Owner Trust, 0.60%, 4/15/18 (a)	1,604
2,500,000	Apidos CLO 144A, 1.38%, 4/15/25 (a)(b)	2,460
1,309,765	AUTO ABS, 1.35%, 5/25/24 EUR (c)	1,829
3,050,000	Babson CLO Ltd. 144A, 1.33%, 4/20/25 (a)(b)	3,001
286,851	Bumper 5 UK Finance PLC, 1.89%, 6/20/22
	GBP (c)	486
330,000	Capital Auto Receivables Asset Trust,
	1.29%, 4/20/18	331
340,000	Capital Auto Receivables Asset Trust,
	1.74%, 10/22/18	341
950,000	Capital Auto Receivables Asset Trust / Ally,
	0.68%, 5/20/16	952
1,400,000	Cent CLO LP 144A, 1.35%, 7/23/25 (a)(b)	1,370
1,500,000	Chase Issuance Trust, 0.40%, 4/15/19 (a)	1,490
720,000	Colony American Homes 2014-1 144A,
	1.40%, 5/17/31 (a)(b)	723
814,639	Compartment VCL 16, 0.52%, 7/21/18 EUR (c)	1,131
2,640,000	Dryden XXII Senior Loan Fund 144A,
	1.34%, 8/15/25 (a)(b)	2,592
730,522	E-Carat SA, 1.50%, 7/18/20 EUR (c)	1,018
2,000,000	GE Capital Credit Card Master Note Trust,
	1.03%, 1/15/18	2,007
2,200,000	Golden Credit Card Trust 144A,
	0.60%, 7/17/17 (a)(b)	2,204
1,250,000	Gracechurch Card Funding PLC 144A,
	0.85%, 2/15/17 (a)(b)	1,255
900,000	Gracechurch Card Funding PLC 144A,
	1.05%, 2/15/17 EUR (b)(c)	1,255
1,100,000	Great America Leasing Receivables 144A,
	0.78%, 6/15/16 (b)	1,102
1,641,525	GSAMP Trust 2004-SEA2, 0.80%, 3/25/34 (a)	1,638
1,938,825	Invitation Homes 2013-SFR1 Trust 144A,
	1.40%, 12/17/30 (a)(b)	1,942
303,267	Long Beach Mortgage Loan Trust,
	6.25%, 8/25/33	252
1,740,000	Madison Park Funding XIII Ltd. 144A,
	1.68%, 1/19/25 (a)(b)	1,736
881,381	Motor 2013-1 PLC, 1.09%, 2/25/21 GBP (c)	1,491
936,923	Nelnet Student Loan Trust 2014-2A 144A,
	0.43%, 6/25/21 (a)(b)	938
3,950,000	Nissan Master Owner Trust Receivables,
	0.45%, 2/15/18 (a)	3,953
3,200,000	Oaktree Enhanced Income Funding Ltd. 144A,
	1.43%, 7/20/23 (a)(b)	3,168
3,700,000	Octagon Investment Partners XIX Ltd. 144A,
	1.75%, 4/15/26 (a)(b)	3,700

Principal or Shares	Security Description	Value (000)

800,000	Penarth Master Issuer PLC, 1.54%, 12/18/16
	GBP (a)(c)	$ 1,357
2,225,000	Santander Drive Auto Receivables Trust 2014-1,
	0.66%, 6/15/17	2,228
2,300,000	SLM Student Loan Trust, 0.47%, 4/25/17 (a)	2,295
1,500,000	Trade MAPS 1 Ltd. 144A,
	0.85%, 12/10/18 (a)(b)	1,505
2,000,000	Turquoise Card Backed Securities PLC 144A,
	0.90%, 9/15/16 (a)(b)	2,004
2,530,000	Tyron Park CLO Ltd. 144A,
	1.35%, 7/15/25 (a)(b)	2,488
145,359	Westlake Automobile Receivables Trust 144A,
	0.55%, 10/15/14 (b)	145

Total Asset Backed (Cost - $59,280)		59,394

Bank Loans (1%)
847,500	Activision Blizzard Inc. Term Loan B 1L,
	3.25%, 10/11/20	848
1,000,000	Aramark Corp. Term Loan E 1L, 3.25%, 9/07/19	991
995,000	FMG Resources Ltd. Term Loan B 1L,
	4.25%, 6/30/19	996
1,198,989	General Nutrition Co. Inc. Term Loan B 1L,
	3.25%, 3/04/19	1,192

Total Bank Loans (Cost - $4,055)		4,027

Corporate Bond (51%)
1,500,000	Abbey National Treasury Services PLC/Stamford
	CT, 0.74%, 3/13/17 (a)	1,503
2,200,000	ABN AMRO Bank NV 144A,
	1.03%, 10/28/16 (a)(b)	2,218
1,550,000	Air Lease Corp., 4.50%, 1/15/16	1,635
1,000,000	Aircastle Ltd., 6.75%, 4/15/17	1,125
750,000	Allied Irish Banks PLC, 2.88%, 11/28/16
	EUR (c)	1,062
1,000,000	Ally Financial Inc., 3.50%, 7/18/16	1,035
1,240,000	American Express Co., 0.83%, 5/22/18 (a)	1,250
1,300,000	American Honda Finance Corp. 144A,
	0.61%, 5/26/16 (a)(b)	1,306
500,000	American Honda Finance Corp.,
	0.73%, 10/07/16 (a)	504
400,000	Anglo American Capital PLC 144A,
	1.18%, 4/15/16 (a)(b)	401
1,590,000	Anheuser-Busch InBev Finance Inc.,
	0.42%, 1/27/17 (a)	1,592
780,000	ANZ New Zealand International Ltd./London
	144A, 0.75%, 4/27/17 (a)(b)	782
710,000	ANZ New Zealand International Ltd./London
	144A, 1.13%, 3/24/16 (b)	713

8	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,500,000	ARC Properties Operating Partnership LP/Clark
	Acquisition LLC 144A, 2.00%, 2/06/17 (b)	$ 1,503
1,000,000	ArcelorMittal, 4.25%, 8/05/15	1,031
1,000,000	Ashland Inc., 3.00%, 3/15/16 (d)	1,025
1,210,000	AT&T Inc., 0.62%, 2/12/16 (a)	1,214
350,000	Australia & New Zealand Banking Group Ltd.
	144A, 0.61%, 1/10/17 (a)(b)	351
1,210,000	Australia & New Zealand Banking Group Ltd.,
	0.80%, 5/15/18 (a)(d)	1,217
370,000	AutoZone Inc., 1.30%, 1/13/17 (d)	370
1,100,000	Banco Bradesco SA/Cayman Islands 144A,
	2.34%, 5/16/14 (a)(b)	1,100
220,000	Bancolombia SA, 4.25%, 1/12/16	230
1,500,000	Bank of America Corp., 1.05%, 3/22/16 (a)	1,511
750,000	Bank of Ireland, 2.75%, 6/05/16 EUR (c)	1,062
700,000	Bank of Montreal, 0.83%, 4/09/18 (a)	705
670,000	Bank of New York Mellon Corp.,
	0.79%, 8/01/18 (a)	675
600,000	Bank of Nova Scotia, 0.75%, 7/15/16 (a)	603
1,270,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	0.68%, 2/26/16 (a)(b)	1,273
770,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	1.20%, 3/10/17 (b)	769
1,300,000	Banque Federative du Credit Mutuel SA 144A,
	1.08%, 10/28/16 (a)(b)	1,308
600,000	Banque Federative du Credit Mutuel SA,
	1.12%, 5/16/16 GBP (c)	1,014
1,720,000	Barclays Bank PLC, 0.81%, 2/17/17 (a)	1,729
1,590,000	BB&T Corp., 0.89%, 2/01/19 (a)	1,600
670,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (b)	674
1,000,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	1,110
1,570,000	BNP Paribas SA, 0.82%, 12/12/16 (a)	1,581
760,000	BP Capital Markets PLC, 0.64%, 11/07/16 (a)	765
210,000	BP Capital Markets PLC, 0.75%, 5/10/18 (a)	211
570,000	BP Capital Markets PLC, 0.87%, 9/26/18 (a)(d)	575
830,000	BPCE SA, 1.08%, 2/10/17 (a)(d)	835
710,000	BPCE SA, 1.48%, 4/25/16 (a)	721
1,300,000	Branch Banking & Trust Co.,
	0.56%, 10/28/15 (a)	1,301
300,000	British Telecommunications PLC,
	1.25%, 2/14/17	300
1,000,000	Canadian Imperial Bank of Commerce,
	0.75%, 7/18/16 (a)	1,007
1,120,000	Canadian Natural Resources Ltd.,
	0.61%, 3/30/16 (a)	1,122
430,000	Carnival Corp., 1.20%, 2/05/16	433
400,000	Chesapeake Energy Corp., 3.48%, 4/15/19 (a)(d)	404
800,000	Cisco Systems Inc., 0.73%, 3/01/19 (a)	804
1,000,000	CIT Group Inc., 4.25%, 8/15/17 (d)	1,050
1,400,000	Citigroup Inc., 0.51%, 6/09/16 (a)	1,387
770,000	Citigroup Inc., 1.25%, 1/15/16	775
1,000,000	CNH Capital LLC, 3.88%, 11/01/15	1,030
600,000	CNOOC Nexen Finance 2014 ULC,
	1.63%, 4/30/17	600
1,300,000	Commonwealth Bank of Australia 144A,
	0.73%, 9/20/16 (a)(b)	1,307
230,000	Computer Sciences Corp., 2.50%, 9/15/15	235

Principal or Shares	Security Description	Value (000)

170,000	ConAgra Foods Inc., 1.35%, 9/10/15	$ 171
980,000	Credit Agricole SA 144A, 1.08%, 10/03/16 (a)(b)	988
1,090,000	Credit Agricole SA/London 144A,
	1.03%, 4/15/19 (a)(b)	1,092
1,090,000	Credit Agricole SA/London 144A,
	1.39%, 4/15/16 (a)(b)	1,105
1,600,000	Credit Suisse/New York NY, 0.56%, 8/24/15 (a)	1,599
720,000	Daimler Finance North America LLC 144A,
	0.91%, 8/01/16 (a)(b)	727
770,000	Deutsche Bank AG/London, 0.85%, 2/13/17 (a)	774
1,974,000	Devon Energy Corp., 0.77%, 12/15/16 (a)(d)	1,981
965,000	Digital Realty Trust LP, 4.50%, 7/15/15 (d)	998
1,000,000	DISH DBS Corp., 7.13%, 2/01/16	1,095
1,270,000	Dominion Resources Inc./VA, 1.25%, 3/15/17	1,273
450,000	Duke Energy Corp., 0.61%, 4/03/17 (a)	452
1,000,000	E*TRADE Financial Corp., 6.00%, 11/15/17 (d)	1,054
1,340,000	Electricite de France 144A, 0.69%, 1/20/17 (a)(b)	1,345
600,000	Enbridge Inc., 0.88%, 10/01/16 (a)	603
200,000	ERAC USA Finance LLC 144A,
	1.40%, 4/15/16 (b)	201
800,000	Fifth Third Bank/Cincinnati OH,
	1.15%, 11/18/16	802
1,000,000	FMG Resources August 2006 Pty Ltd. 144A,
	6.00%, 4/01/17 (b)	1,056
1,460,000	Ford Motor Credit Co. LLC, 1.06%, 3/12/19 (a)	1,467
610,000	Ford Motor Credit Co. LLC, 1.47%, 5/09/16 (a)	620
700,000	Ford Motor Credit Co. LLC, 5.63%, 9/15/15	745
300,000	GATX Corp., 1.25%, 3/04/17	299
800,000	GE Capital UK Funding, 0.67%, 3/20/17
	GBP (c)	1,339
1,430,000	General Electric Capital Corp.,
	0.88%, 7/12/16 (a)	1,443
1,030,000	General Mills Inc., 0.43%, 1/28/16 (a)	1,031
495,000	General Mills Inc., 0.53%, 1/29/16 (a)	496
1,000,000	General Motors Financial Co. Inc.,
	2.75%, 5/15/16	1,017
840,000	Georgia Power Co., 0.55%, 3/15/16 (a)	840
1,970,000	Glencore Funding LLC 144A,
	1.59%, 1/15/19 (a)(b)	1,968
580,000	Goldman Sachs Group Inc., 1.34%, 11/15/18 (a)	587
1,370,000	Goldman Sachs Group Inc., 1.42%, 4/30/18 (a)	1,390
600,000	Harley-Davidson Financial Services Inc. 144A,
	1.15%, 9/15/15 (b)	603
1,390,000	Hewlett-Packard Co., 1.17%, 1/14/19 (a)(d)	1,395
980,000	HSBC Bank PLC 144A, 0.88%, 5/15/18 (a)(b)	988
620,000	HSBC USA Inc., 1.11%, 9/24/18 (a)	628
550,000	Huntington National Bank, 1.30%, 11/20/16	553
300,000	Huntington National Bank, 1.35%, 8/02/16	302
990,000	Hyundai Capital America 144A,
	1.45%, 2/06/17 (b)(d)	992
1,350,000	ING Bank NV 144A, 1.87%, 9/25/15 (a)(b)	1,376
1,330,000	Intesa Sanpaolo SpA, 2.38%, 1/13/17	1,344
800,000	Jackson National Life Global Funding 144A,
	1.25%, 2/21/17 (b)	798
560,000	John Deere Capital Corp., 0.52%, 10/11/16 (a)	563
1,260,000	JPMorgan Chase & Co., 0.76%, 2/15/17 (a)	1,264
1,520,000	JPMorgan Chase & Co., 0.85%, 2/26/16 (a)	1,529

Semi-Annual Report	9

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

760,000	JPMorgan Chase & Co., 1.13%, 1/25/18 (a)	$ 771
620,000	KeyBank NA/Cleveland OH,
	0.72%, 11/25/16 (a)	623
900,000	Kroger Co., 0.76%, 10/17/16 (a)	903
1,600,000	Macquarie Bank Ltd. 144A, 2.00%, 8/15/16 (b)	1,627
1,590,000	Macquarie Group Ltd. 144A,
	1.22%, 1/31/17 (a)(b)	1,590
1,400,000	Manufacturers & Traders Trust Co.,
	0.53%, 3/07/16 (a)	1,398
500,000	McKesson Corp., 0.64%, 9/10/15 (a)	501
980,000	Merck & Co. Inc., 0.60%, 5/18/18 (a)	983
600,000	Mizuho Bank Ltd. 144A,
	0.66%, 4/16/17 (a)(b)(d)	601
910,000	Morgan Stanley, 1.48%, 2/25/16 (a)	923
670,000	Morgan Stanley, 1.51%, 4/25/18 (a)	685
1,230,000	National Australia Bank Ltd./New York,
	0.78%, 7/25/16 (a)	1,238
900,000	New York Life Funding, 5.13%, 2/03/15 GBP (c)	1,572
1,000,000	NextEra Energy Capital Holdings Inc.,
	1.34%, 9/01/15	1,009
1,130,000	Nissan Motor Acceptance Corp. 144A,
	1.00%, 3/15/16 (b)	1,132
1,360,000	Nomura Holdings Inc., 1.68%, 9/13/16 (a)	1,385
1,310,000	Nordea Bank AB 144A, 0.88%, 5/13/16 (b)	1,311
1,080,000	NSTAR Electric Co., 0.48%, 5/17/16 (a)	1,079
1,000,000	NXP BV / NXP Funding LLC 144A,
	3.50%, 9/15/16 (b)(d)	1,026
270,000	PACCAR Financial Corp., 0.84%, 12/06/18 (a)	272
555,000	Pacific Life Funding LLC, 5.13%, 1/20/15
	GBP (c)	964
560,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 2.50%, 3/15/16 (b)	576
700,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 3.13%, 5/11/15 (b)	716
600,000	Perrigo Co. PLC 144A, 1.30%, 11/08/16 (b)	599
840,000	Petrobras Global Finance BV,
	1.85%, 5/20/16 (a)(d)	837
740,000	Petrobras Global Finance BV,
	2.59%, 3/17/17 (a)(d)	749
820,000	QBE Insurance Group Ltd., 6.13%, 9/28/15
	GBP (c)	1,467
500,000	RCI Banque SA, 1.22%, 4/07/15 EUR (c)	688
1,690,000	Royal Bank of Scotland Group PLC,
	1.17%, 3/31/17 (a)	1,695
1,310,000	Royal Bank of Scotland Group PLC,
	2.55%, 9/18/15	1,338
1,000,000	Sabine Pass LNG LP, 7.50%, 11/30/16 (d)	1,115
360,000	SABMiller Holdings Inc. 144A,
	0.92%, 8/01/18 (a)(b)(d)	363
660,000	Seagate HDD Cayman 144A,
	3.75%, 11/15/18 (b)	685
630,000	Sinopec Capital 2013 Ltd. 144A,
	1.25%, 4/24/16 (b)(d)	629
1,200,000	Societe Generale SA, 1.31%, 10/01/18 (a)	1,206
1,300,000	Southern Gas Networks PLC, 0.82%, 10/21/15
	GBP (c)	2,177

Principal or Shares	Security Description	Value (000)

700,000	Statoil ASA, 0.68%, 11/08/18 (a)	$ 706
740,000	Sumitomo Mitsui Banking Corp.,
	0.66%, 1/10/17 (a)	741
800,000	Sumitomo Mitsui Banking Corp.,
	1.07%, 3/18/16 GBP (c)	1,355
1,000,000	SunTrust Bank/Atlanta GA, 0.53%, 8/24/15 (a)	998
2,000,000	SunTrust Bank/Atlanta GA, 0.68%, 2/15/17 (a)	2,001
1,520,000	Svenska Handelsbanken AB, 0.68%, 3/21/16 (a)	1,528
1,000,000	Telecom Italia Capital SA, 5.25%, 10/01/15	1,055
800,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (b)	802
330,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	331
300,000	Thomson Reuters Corp., 1.30%, 2/23/17	301
1,310,000	Toronto-Dominion Bank, 0.77%, 4/30/18 (a)	1,321
670,000	Total Capital International SA,
	0.81%, 8/10/18 (a)	676
1,330,000	Toyota Motor Credit Corp., 0.53%, 5/17/16 (a)	1,334
610,000	TransCanada PipeLines Ltd., 0.91%, 6/30/16 (a)	615
460,000	TSMC Global Ltd. 144A, 0.95%, 4/03/16 (b)	462
580,000	Union Bank NA, 0.99%, 9/26/16 (a)	587
300,000	Ventas Realty LP, 1.25%, 4/17/17	299
430,000	Ventas Realty LP, 1.55%, 9/26/16	435
210,000	Verizon Communications Inc.,
	1.00%, 6/17/19 (a)	213
850,000	Verizon Communications Inc.,
	1.76%, 9/15/16 (a)	875
1,260,000	Vodafone Group PLC, 0.62%, 2/19/16 (a)	1,262
1,380,000	Volkswagen International Finance NV 144A,
	0.68%, 11/18/16 (a)(b)	1,386
1,600,000	Warner Chilcott Co LLC / Warner Chilcott
	Finance LLC, 7.75%, 9/15/18	1,704
210,000	Wells Fargo & Co., 0.86%, 4/23/18 (a)	212
1,120,000	Western Union Co., 1.23%, 8/21/15 (a)	1,127
400,000	WM Wrigley Jr. Co. 144A, 1.40%, 10/21/16 (b)	403
410,000	Xcel Energy Inc., 0.75%, 5/09/16	410
860,000	Xstrata Finance Canada Ltd. 144A,
	2.05%, 10/23/15 (b)	871

Total Corporate Bond (Cost - $155,552)		156,979

FDIC Guaranteed (1%)
236,875	FDIC Structured Sale Guaranteed Notes 144A,
	0.70%, 2/25/48 (a)(b)	237
1,925,289	FDIC Structured Sale Guaranteed Notes 144A,
	0.88%, 12/04/20 (a)(b)	1,943

Total FDIC Guaranteed (Cost - $2,162)		2,180

Foreign Government (2%)
1,600,000	Instituto de Credito Oficial 144A,
	1.13%, 4/01/16 (b)	1,604
31,800,000	Mexican Bonos, 6.00%, 6/18/15 MXN (c)	2,496
1,300,000	Mexico Government International Bond,
	5.63%, 1/15/17 (d)	1,449
1,000,000	Qatar Government International Bond 144A,
	4.00%, 1/20/15 (b)	1,026

Total Foreign Government (Cost - $6,739)		6,575

Mortgage Backed (12%)
287,124	Asset Backed Funding Certificates,
	0.77%, 4/25/34 (a)	284

10	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

42,866	Bear Stearns ALT-A Trust, 2.42%, 3/25/34 (a)	$ 42
1,571,595	Connecticut Avenue Securities,
	1.75%, 1/25/24 (a)	1,597
1,386,178	Connecticut Avenue Securities Series,
	2.15%, 10/25/23 (a)	1,418
545,579	Credit Suisse Mortgage Capital Certificates
	144A, 1.15%, 2/27/47 (a)(b)	557
1,416,668	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 4/25/43 (a)(b)	1,311
714,142	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 5/25/43 (a)(b)	658
1,770,000	Del Coronado Trust 144A, 0.95%, 3/15/26 (a)(b)	1,772
2,193,419	Extended Stay America Trust 144A,
	0.95%, 12/05/31 (a)(b)	2,198
509,978	FH 1B2612 ARM, 2.38%, 11/01/34 (a)	541
217,017	FH 847515 ARM, 2.43%, 2/01/34 (a)	231
267,029	FHLMC Structured Pass Through Securities,
	3.61%, 2/27/15 (a)	267
90,491	FN 708229 ARM, 2.00%, 4/01/33 (a)	97
1,928,239	FN 784365 ARM, 1.93%, 5/01/34 (a)	2,030
1,511,786	FN 866093 ARM, 2.37%, 3/01/36 (a)	1,596
1,457,467	FN 870542 ARM, 2.14%, 3/01/36 (a)	1,546
89,208	FN 878544 ARM, 2.48%, 3/01/36 (a)	95
474,184	FN 889821 ARM, 2.26%, 12/01/36 (a)	503
1,203,420	FN 906140 ARM, 2.33%, 1/01/37 (a)	1,278
473,670	FN AD0079 ARM, 2.39%, 11/01/35 (a)	502
1,672,089	FN AE0193 ARM, 3.68%, 7/01/40 (a)	1,787
1,113,256	FN AL0502 ARM, 2.98%, 6/01/41 (a)	1,177
2,077,280	Fosse Master Issuer PLC 144A,
	1.63%, 10/18/54 (a)(b)	2,083
810,059	Fosse Master Issuer PLC 144A,
	1.63%, 10/18/54 (a)(b)	821
818,304	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 1.15%, 2/25/24 (a)	822
337,241	GNR 2002-48 FT, 0.35%, 12/16/26 (a)	338
850,000	Granite Master Issuer PLC, 1.01%, 12/17/54 (a)	814
743,037	Harborview Mortgage Loan Trust,
	2.75%, 1/19/35 (a)	733
1,260,000	Hilton USA Trust 2013-HLF 144A,
	1.15%, 11/05/30 (a)(b)	1,262
211,085	MASTR Asset Securitization Trust,
	5.00%, 7/25/19	220
1,198,411	Motel 6 Trust 144A, 1.50%, 10/05/25 (b)	1,202
195,490	Sequoia Mortgage Trust, 0.95%, 10/20/27 (a)	191
1,021,090	Sequoia Mortgage Trust, 1.45%, 2/25/43 (a)	984
1,038,649	Sequoia Mortgage Trust, 1.55%, 4/25/43 (a)	963
440,452	Sequoia Mortgage Trust, 2.87%, 1/25/42 (a)	446
1,246,738	Springleaf Mortgage Loan Trust 144A,
	1.27%, 6/25/58 (a)(b)	1,245
575,879	Springleaf Mortgage Loan Trust 144A,
	1.57%, 12/25/59 (a)(b)	577
552,846	Springleaf Mortgage Loan Trust 144A,
	1.78%, 12/25/65 (a)(b)	553
770,383	Springleaf Mortgage Loan Trust 144A,
	1.87%, 9/25/57 (a)(b)	772
290,375	Structured Adjustable Rate Mortgage Loan Trust,
	2.42%, 9/25/34 (a)	290
896,215	Structured Agency Credit Risk Debt Notes,
	1.60%, 11/25/23 (a)	905

Principal or Shares	Security Description	Value (000)

166,945	Structured Asset Mortgage Investments Inc.,
	3.71%, 7/25/32 (a)	$ 174

Total Mortgage Backed (Cost - $36,944)		36,882

Municipal (2%)
750,000	Beaver County Industrial Development
	Authority, 3.38%, 1/01/35 (a)	764
810,000	Florida Hurricane Catastrophe Fund Finance
	Corp., 1.30%, 7/01/16	820
1,090,000	Indiana Finance Authority, 0.47%, 5/01/34 (a)	1,090
2,000,000	Massachusetts Development Finance Agency,
	1.60%, 5/01/27 (a)	2,000
520,000	South Carolina State Public Service Authority,
	1.03%, 6/01/15 (a)	522

Total Municipal (Cost - $5,226)		5,196

NCUA Guaranteed (2%)
373,878	NCUA Guaranteed Notes Trust 2010-C1,
	1.60%, 10/29/20	377
815,866	NCUA Guaranteed Notes Trust 2010-R1,
	0.60%, 10/07/20 (a)	821
438,150	NCUA Guaranteed Notes Trust 2010-R2,
	0.52%, 11/06/17 (a)	439
2,197,936	NCUA Guaranteed Notes Trust 2010-R3,
	0.71%, 12/08/20 (a)	2,219
768,011	NCUA Guaranteed Notes Trust 2011-R1,
	0.60%, 1/08/20 (a)	772
52,132	NCUA Guaranteed Notes Trust 2011-R2,
	0.55%, 2/06/20 (a)	52
1,157,073	NCUA Guaranteed Notes Trust 2011-R5,
	0.53%, 4/06/20 (a)	1,159

Total NCUA Guaranteed (Cost - $5,815)		5,839

U.S. Government Agency (1%)
2,000,000	FFCB, 0.19%, 2/13/17 (a)
	(Cost - $2,000)	2,003

U.S. Treasury (9%)
4,000,000	U.S. Treasury Note, 0.07%, 1/31/16 (a)	3,998
4,000,000	U.S. Treasury Note, 0.25%, 5/15/15	4,006
9,000,000	U.S. Treasury Note, 0.38%, 4/15/15	9,024
4,000,000	U.S. Treasury Note, 0.38%, 8/31/15	4,011
235,000	U.S. Treasury Note, 0.38%, 4/30/16	235
4,000,000	U.S. Treasury Note, 0.63%, 7/15/14 (e)	4,005
4,000,000	U.S. Treasury Note, 0.88%, 9/15/16	4,027

Total U.S. Treasury (Cost - $29,284)		29,306

Purchased Put Options (0%)
284	Eurodollar 1-Year Mid-Curve Option, 99,
	7/11/14
	(Cost - $33)	23

Investment Company (5%)
15,263,169	Payden Cash Reserves Money Market Fund *
	(Cost - $15,263)	15,263

Total (Cost - $322,353) (105%)		323,667
Liabilities in excess of Other Assets (-5%)		(14,494)

Net Assets (100%)		$ 309,173

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

Semi-Annual Report	11

Payden Limited Maturity Fund continued

*	Affiliated investment
(a)	Variable rate security.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Principal in foreign currency.
(d)	All or a portion of these securities are on loan. At April 30, 2014, the total market value of the Fund’s securities on loan is $12,272 and the total market value of the collateral held by the Fund is $12,638. Amounts in 000s.
(e)	All or portion of the security is pledged to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
5/8/2014	Euro (Sell 355)	Citibank, N.A.	$—

Liabilities:
5/8/2014	British Pound (Sell 462)	HSBC Bank USA, N.A.	(7)
5/8/2014	British Pound (Sell 7,382)	HSBC Bank USA, N.A.	(215)
5/8/2014	Euro (Sell 5,470)	Citibank, N.A.	(84)
6/11/2014	Mexican Peso (Sell 33,210)	Credit Suisse First Boston International	(41)

			$(347)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
13	U.S. Treasury 5 Year Note Future	Jun-14	$(1,553)	$1

See notes to financial statements.

12	Payden Mutual Funds

Payden Low Duration Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade securities with a maximum average portfolio maturity not to exceed three years.

Portfolio Composition - percent of value

Corporate	54%
U.S. Treasury	21%
Asset Backed	10%
Mortgage Backed	5%
Investment Company	4%
Other	6%

Schedule of Investments - April 30, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (11%)
6,360,000	Apidos CLO 144A, 1.38%, 4/15/25 (a)	$ 6,258
500,000	Apidos CLO 144A, 1.93%, 4/15/25 (a)	489
7,350,000	Babson CLO Ltd. 144A, 1.33%, 4/20/25 (a)	7,232
670,000	Capital Auto Receivables Asset Trust,
	1.29%, 4/20/18	671
845,000	Capital Auto Receivables Asset Trust,
	1.74%, 10/22/18	847
4,555,000	CarMax Auto Owner Trust 2013-4,
	1.28%, 5/15/19	4,555
4,550,000	Cent CLO LP 144A, 1.35%, 7/23/25 (a)	4,452
1,900,000	Chase Issuance Trust, 0.40%, 4/15/19	1,887
1,300,000	Chesapeake Funding LLC 144A,
	0.60%, 1/07/25 (a)	1,302
500,000	Citibank Omni Master Trust 144A,
	5.35%, 8/15/18 (a)	507
2,320,000	Colony American Homes 2014-1 144A,
	1.40%, 5/17/31 (a)	2,329
4,905,000	Dryden XXII Senior Loan Fund 144A,
	1.34%, 8/15/25 (a)	4,817
3,140,000	Dryden XXII Senior Loan Fund 144A,
	1.79%, 8/15/25 (a)	3,048
2,490,656	Enterprise Fleet Financing LLC 144A,
	1.14%, 11/20/17 (a)	2,496
2,000,000	Gracechurch Card Funding PLC 144A,
	1.05%, 2/15/17 EUR (a)(b)	2,788
500,000	Great America Leasing Receivables 144A,
	1.83%, 6/17/19 (a)	501
2,984,591	GSAMP Trust, 0.80%, 3/25/34	2,979
2,704,413	Invitation Homes 2013-SFR1 Trust 144A,
	1.40%, 12/17/30 (a)	2,709
905,086	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	1,017
755,064	MMAF Equipment Finance LLC 144A,
	1.27%, 9/15/15 (a)	756
2,804,394	Motor 2013-1 PLC, 1.09%, 2/25/21 GBP (b)	4,744
1,873,847	Nelnet Student Loan Trust 2014-2A 144A,
	0.43%, 6/25/21 (a)	1,875
9,500,000	Oaktree Enhanced Income Funding Ltd. 144A,
	1.43%, 7/20/23 (a)	9,405
3,500,000	Oaktree Enhanced Income Funding Ltd. 144A,
	1.88%, 7/20/23 (a)	3,410
7,900,000	Octagon Investment Partners XIX Ltd. 144A,
	1.75%, 4/15/26 (a)	7,900
3,675,000	Octagon Investment Partners XIX Ltd. 144A,
	2.23%, 4/15/26 (a)	3,650
7,200,000	Santander Drive Auto Receivables Trust 2011-1, 3.11%, 5/16/16	7,284

Principal or Shares	Security Description	Value (000)
4,250,000	Trade MAPS 1 Ltd. 144A, 0.85%, 12/10/18 (a)	$ 4,263
5,585,000	Tyron Park CLO Ltd. 144A, 1.35%, 7/15/25 (a)	5,492
4,215,000	Tyron Park CLO Ltd. 144A, 1.78%, 7/15/25 (a)	4,093
617,796	VOLT XIX LLC 144A, 3.63%, 4/25/55 (a)	622
1,963,842	VOLT XX LLC 144A, 3.63%, 3/25/54 (a)	1,974
1,960,222	VOLT XXI LLC 144A, 3.63%, 11/25/53 (a)	1,971
1,490,588	VOLT XXII LLC 144A, 3.63%, 10/27/53 (a)	1,501
2,096,280	VOLT XXIV LLC 144A, 3.25%, 11/25/53 (a)	2,100

Total Asset Backed (Cost - $112,050)		111,924

Bank Loans (2%)
2,860,313	Activision Blizzard Inc. Term Loan B 1L,
	3.25%, 10/11/20	2,863
2,985,000	American Builders & Contractors Supply Co. Inc. Term Loan B1 IL, 3.50%, 4/16/20	2,977
800,000	Asurion LLC Term Loan B3 1L, 3.75%, 3/03/17	799
3,358,045	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.50%, 4/29/20	3,327
2,992,500	Dole Food Co. Inc. Term Loan B 1L,
	4.50%, 11/01/18	2,998
4,381,305	General Nutrition Co. Inc. Term Loan B 1L,
	3.25%, 3/26/19	4,356
516,100	HJ Heinz Co. Term Loan B2 1L, 3.50%, 6/05/20	518
2,984,925	Starwood Property Trust Inc. Term Loan 1L,
	3.50%, 4/19/20	2,967

Total Bank Loans (Cost - $20,906)		20,805

Corporate Bond (56%)
2,923,000	Abbey National Treasury Services PLC,
	1.38%, 3/13/17 (c)	2,932
2,680,000	AbbVie Inc., 1.75%, 11/06/17	2,698
3,300,000	ABN AMRO Bank NV 144A,
	1.03%, 10/28/16 (a)	3,326
1,200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (a)	1,189
5,200,000	Air Lease Corp., 4.50%, 1/15/16	5,486
175,000	Airgas Inc., 3.25%, 10/01/15	181
1,565,000	Alliance Data Systems Corp. 144A,
	5.25%, 12/01/17 (a)	1,659
1,725,000	Allied Irish Banks PLC, 2.88%, 11/28/16
	EUR (b)	2,442
2,110,000	Amazon.com Inc., 0.65%, 11/27/15	2,115
600,000	America Movil SAB de CV, 3.63%, 3/30/15	616
3,100,000	American Express Co., 0.83%, 5/22/18 (c)	3,126
660,000	American Express Credit Corp.,
	1.75%, 6/12/15 (c)	669
1,650,000	American Express Credit Corp., 5.38%, 10/01/14 GBP (b)	2,838

Semi-Annual Report	13

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

1,840,000	American Honda Finance Corp. 144A,
	0.61%, 5/26/16 (a)	$ 1,849
200,000	American Honda Finance Corp. 144A,
	1.00%, 8/11/15 (a)	201
1,600,000	American Honda Finance Corp.,
	1.13%, 10/07/16 (c)	1,613
880,000	American International Group Inc.,
	2.38%, 8/24/15	897
1,300,000	American International Group Inc.,
	3.80%, 3/22/17 (c)	1,392
1,530,000	Amgen Inc., 1.88%, 11/15/14	1,542
1,000,000	Anglo American Capital PLC 144A,
	1.18%, 4/15/16 (a)	1,004
3,050,000	Anheuser-Busch InBev Finance Inc.,
	0.80%, 1/15/16 (c)	3,065
1,460,000	ANZ New Zealand International Ltd./London
	144A, 1.13%, 3/24/16 (a)	1,467
1,890,000	ANZ New Zealand International Ltd./London
	144A, 1.40%, 4/27/17 (a)	1,889
1,210,000	Apple Inc., 0.47%, 5/03/18	1,212
3,500,000	ARC Properties Operating Partnership LP/Clark
	Acquisition LLC 144A, 2.00%, 2/06/17 (a)	3,507
1,850,000	ArcelorMittal, 4.25%, 8/05/15	1,908
1,900,000	Ashland Inc., 3.00%, 3/15/16 (c)	1,947
1,650,000	Astoria Financial Corp., 5.00%, 6/19/17	1,777
2,320,000	AT&T Inc., 0.62%, 2/12/16	2,327
3,050,000	Australia & New Zealand Banking Group Ltd.,
	0.80%, 5/15/18 (c)	3,068
2,000,000	Australia & New Zealand Banking Group Ltd.,
	0.90%, 2/12/16	2,012
1,000,000	Australia & New Zealand Banking Group Ltd.,
	1.25%, 1/10/17	1,005
850,000	Autodesk Inc., 1.95%, 12/15/17	857
830,000	AutoZone Inc., 1.30%, 1/13/17 (c)	829
890,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	933
450,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. 144A, 2.99%, 12/01/17 (a)	454
1,410,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. 144A, 4.88%, 11/15/17 (a)(c)	1,482
930,000	Baidu Inc., 2.25%, 11/28/17	940
1,300,000	Banco Nacional de Costa Rica 144A,
	4.88%, 11/01/18 (a)	1,293
3,815,000	Bank of America Corp., 1.10%, 4/01/19	3,827
1,580,000	Bank of America Corp., 1.27%, 1/15/19	1,601
3,020,000	Bank of America Corp., 1.30%, 3/22/18 (c)	3,058
1,080,000	Bank of America Corp., 1.50%, 10/09/15	1,091
1,180,000	Bank of America Corp., 3.75%, 7/12/16	1,246
1,725,000	Bank of Ireland, 2.75%, 6/05/16 EUR (b)	2,442
1,850,000	Bank of Montreal, 0.75%, 7/15/16	1,863
1,850,000	Bank of Montreal, 0.80%, 11/06/15	1,859
1,500,000	Bank of Montreal, 0.83%, 4/09/18	1,510
1,860,000	Bank of New York Mellon Corp.,
	0.79%, 8/01/18	1,875
1,770,000	Bank of Nova Scotia, 0.75%, 10/09/15	1,776
1,670,000	Bank of Nova Scotia, 0.75%, 7/15/16	1,678

Principal or Shares	Security Description	Value (000)

2,480,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	0.68%, 2/26/16 (a)	$ 2,486
1,200,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	0.85%, 9/09/16 (a)	1,208
1,750,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	1.20%, 3/10/17 (a)	1,748
4,640,000	Banque Federative du Credit Mutuel SA 144A,
	1.08%, 10/28/16 (a)	4,669
2,510,000	Barclays Bank PLC, 0.81%, 2/17/17	2,523
250,000	Barclays Bank PLC, 3.90%, 4/07/15 (c)	258
1,800,000	BAT International Finance PLC 144A,
	1.40%, 6/05/15 (a)	1,816
3,500,000	BB&T Corp., 0.89%, 2/01/19	3,522
860,000	BB&T Corp., 1.60%, 8/15/17	865
1,440,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	1,449
5,000,000	Bear Stearns Companies LLC, 5.55%, 1/22/17 (c)	5,551
3,610,000	BNP Paribas SA, 0.82%, 12/12/16	3,635
2,000,000	BNP Paribas SA, 3.60%, 2/23/16	2,098
931,000	Boardwalk Pipelines LP, 5.88%, 11/15/16	1,015
1,930,000	BP Capital Markets PLC, 0.70%, 11/06/15	1,936
530,000	BP Capital Markets PLC, 0.75%, 5/10/18	531
1,510,000	BP Capital Markets PLC, 0.87%, 9/26/18 (c)	1,523
2,030,000	BPCE SA, 1.48%, 4/25/16	2,062
1,550,000	BPCE SA, 1.63%, 2/10/17 (c)	1,561
1,830,000	BRF SA 144A, 7.75%, 5/22/18 BRL (a)(b)	668
600,000	British Telecommunications PLC,
	1.25%, 2/14/17	601
980,000	Canadian Imperial Bank of Commerce,
	0.75%, 7/18/16	987
2,510,000	Canadian Imperial Bank of Commerce,
	0.90%, 10/01/15 (c)	2,527
2,130,000	Capital One Financial Corp., 1.00%, 11/06/15 (c)	2,136
800,000	Carnival Corp., 1.20%, 2/05/16	805
520,000	Carnival Corp., 1.88%, 12/15/17	522
1,760,000	Caterpillar Financial Services Corp.,
	1.00%, 11/25/16	1,768
2,210,000	Caterpillar Financial Services Corp.,
	1.00%, 3/03/17	2,214
1,260,000	Caterpillar Financial Services Corp.,
	1.10%, 5/29/15	1,271
1,780,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (a)	1,826
730,000	CC Holdings GS V LLC / Crown Castle GS III
	Corp., 2.38%, 12/15/17	739
2,525,000	Chrysler Group LLC / CG Co.-Issuer Inc. 144A,
	8.00%, 6/15/19 (a)(c)	2,777
2,700,000	Cisco Systems Inc., 0.52%, 3/03/17	2,713
2,500,000	Cisco Systems Inc., 1.10%, 3/03/17	2,508
2,820,000	CIT Group Inc. 144A, 4.75%, 2/15/15 (a)	2,899
2,920,000	Citigroup Inc., 1.02%, 4/01/16	2,939
2,403,000	Citigroup Inc., 2.25%, 8/07/15 (c)	2,448
1,170,000	Citigroup Inc., 4.45%, 1/10/17 (c)	1,265
2,478,000	Citigroup Inc., 5.50%, 2/15/17	2,737
1,400,000	CNOOC Finance 2013 Ltd., 1.13%, 5/09/16	1,403
1,310,000	CNOOC Nexen Finance 2014 ULC,
	1.63%, 4/30/17	1,309
2,500,000	Commonwealth Bank of Australia 144A,
	0.73%, 9/20/16 (a)	2,514

14	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

515,000	Computer Sciences Corp., 2.50%, 9/15/15	$ 525
610,000	ConAgra Foods Inc., 1.30%, 1/25/16	615
370,000	ConAgra Foods Inc., 1.35%, 9/10/15	373
770,000	Covidien International Finance SA,
	1.35%, 5/29/15	777
3,050,000	Credit Agricole SA 144A, 1.08%, 10/03/16 (a)	3,075
1,420,000	Credit Agricole SA/London 144A,
	1.03%, 4/15/19 (a)	1,423
2,390,000	Credit Agricole SA/London 144A,
	1.39%, 4/15/16 (a)	2,422
700,000	CVS Caremark Corp., 1.20%, 12/05/16	705
1,990,000	Daimler Finance North America LLC 144A,
	0.91%, 8/01/16 (a)	2,009
3,010,000	Daimler Finance North America LLC 144A,
	1.13%, 3/10/17 (a)	3,009
1,540,000	Daimler Finance North America LLC 144A,
	1.88%, 9/15/14 (a)	1,548
3,500,000	DBS Bank Ltd. 144A, 0.84%, 7/15/21 (a)	3,393
2,100,000	DCP Midstream Operating LP, 2.70%, 4/01/19	2,116
1,730,000	Deutsche Bank AG/London, 0.85%, 2/13/17	1,739
1,580,000	Devon Energy Corp., 1.20%, 12/15/16	1,586
3,950,000	Digital Realty Trust LP, 4.50%, 7/15/15 (c)	4,084
2,369,000	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc., 3.13%, 2/15/16	2,461
260,000	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc., 3.50%, 3/01/16	272
3,400,000	Discover Bank/Greenwood DE,
	2.00%, 2/21/18 (c)	3,405
2,070,000	DISH DBS Corp., 4.63%, 7/15/17	2,207
1,620,000	Dow Chemical Co., 2.50%, 2/15/16	1,667
1,040,000	Duke Energy Corp., 0.61%, 4/03/17	1,044
650,000	Duke Energy Corp., 3.95%, 9/15/14	659
2,500,000	Duke Realty LP, 5.50%, 3/01/16	2,693
975,000	E*TRADE Financial Corp., 6.00%, 11/15/17	1,027
1,030,000	Eaton Corp., 0.95%, 11/02/15 (c)	1,035
560,000	Ecolab Inc., 2.38%, 12/08/14	566
1,020,000	Electricite de France 144A, 0.69%, 1/20/17 (a)	1,024
1,800,000	Electricite de France 144A, 1.15%, 1/20/17 (a)(c)	1,801
1,900,000	Enbridge Inc., 0.88%, 10/01/16	1,908
570,000	Enterprise Products Operating LLC,
	1.25%, 8/13/15	574
1,650,000	Enterprise Products Operating LLC,
	3.20%, 2/01/16	1,719
800,000	Enterprise Products Operating LLC,
	5.60%, 10/15/14 (c)	818
360,000	Equifax Inc., 4.45%, 12/01/14	368
1,125,000	ERAC USA Finance LLC 144A,
	1.40%, 4/15/16 (a)	1,132
760,000	Express Scripts Holding Co., 2.10%, 2/12/15	769
830,000	Fidelity National Information Services Inc.,
	2.00%, 4/15/18	820
1,800,000	Fifth Third Bank, 4.75%, 2/01/15	1,857
1,600,000	FMG Resources August 2006 Pty Ltd. 144A,
	6.00%, 4/01/17 (a)	1,689
1,520,000	Ford Motor Credit Co. LLC, 1.47%, 5/09/16	1,546
2,360,000	Ford Motor Credit Co. LLC, 3.88%, 1/15/15	2,415
4,000,000	Ford Motor Credit Co. LLC, 5.63%, 9/15/15 (c)	4,258

Principal or Shares	Security Description	Value (000)

600,000	Freeport-McMoRan Copper & Gold Inc.,
	1.40%, 2/13/15	$ 603
550,000	Freeport-McMoRan Copper & Gold Inc.,
	2.15%, 3/01/17 (c)	559
1,700,000	GATX Corp., 2.50%, 7/30/19	1,698
3,960,000	General Electric Capital Corp., 0.88%, 7/12/16	3,995
1,390,000	General Electric Capital Corp., 1.00%, 12/11/15	1,401
825,000	General Electric Capital Corp., 1.63%, 7/02/15	836
720,000	Gilead Sciences Inc., 2.40%, 12/01/14	728
3,280,000	Glencore Funding LLC 144A, 1.59%, 1/15/19 (a)	3,278
660,000	Goldman Sachs Group Inc., 1.34%, 11/15/18	667
3,110,000	Goldman Sachs Group Inc., 1.42%, 4/30/18	3,157
1,500,000	Goldman Sachs Group Inc., 3.30%, 5/03/15	1,540
1,600,000	Goldman Sachs Group Inc., 3.63%, 2/07/16 (c)	1,674
1,900,000	Grupo Idesa SA de CV 144A,
	7.88%, 12/18/20 (a)	2,002
2,050,000	Harley-Davidson Financial Services Inc. 144A,
	1.15%, 9/15/15 (a)	2,062
1,060,000	Hartford Financial Services Group Inc.,
	4.00%, 3/30/15	1,093
970,000	Health Care REIT Inc., 3.63%, 3/15/16	1,019
1,120,000	Heineken NV 144A, 0.80%, 10/01/15 (a)	1,122
2,695,000	Hertz Corp., 6.75%, 4/15/19 (c)	2,904
1,901,000	Hewlett-Packard Co., 1.17%, 1/14/19 (c)	1,908
2,100,000	Hewlett-Packard Co., 2.35%, 3/15/15	2,133
2,970,000	HSBC Bank PLC 144A, 0.88%, 5/15/18 (a)	2,995
2,400,000	HSBC Bank PLC 144A, 3.10%, 5/24/16 (a)	2,511
2,390,000	HSBC USA Inc., 1.11%, 9/24/18	2,423
670,000	Huntington National Bank, 0.65%, 4/24/17	671
1,410,000	Huntington National Bank, 1.30%, 11/20/16	1,418
800,000	Huntington National Bank, 1.35%, 8/02/16	805
800,000	Huntington National Bank, 1.38%, 4/24/17	800
880,000	Hutchison Whampoa International 12 II Ltd.
	144A, 2.00%, 11/08/17 (a)	888
2,250,000	Hyundai Capital America 144A,
	1.45%, 2/06/17 (a)	2,255
1,110,000	Hyundai Capital America 144A,
	1.63%, 10/02/15 (a)	1,123
720,000	Hyundai Capital America 144A,
	3.75%, 4/06/16 (a)	754
770,000	IAC/InterActiveCorp 144A,
	4.88%, 11/30/18 (a)(c)	808
2,320,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (a)	2,564
2,600,000	ING Bank NV 144A, 3.75%, 3/07/17 (a)	2,768
790,000	Ingredion Inc., 3.20%, 11/01/15	814
2,820,000	International Lease Finance Corp.,
	2.18%, 6/15/16	2,862
1,025,000	International Lease Finance Corp.,
	4.88%, 4/01/15 (c)	1,060
1,300,000	International Lease Finance Corp. 144A,
	6.50%, 9/01/14 (a)	1,329
4,200,000	Intesa Sanpaolo SpA, 2.38%, 1/13/17	4,246
1,110,000	IPIC GMTN Ltd. 144A, 3.13%, 11/15/15 (a)	1,147
1,800,000	Jackson National Life Global Funding 144A,
	1.25%, 2/21/17 (a)	1,795
2,500,000	Jaguar Land Rover Automotive PLC 144A,
	4.13%, 12/15/18 (a)	2,594
1,750,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	1,758
2,160,000	JB Hunt Transport Services Inc., 3.38%, 9/15/15	2,223

Semi-Annual Report	15

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

1,600,000	John Deere Capital Corp., 1.05%, 10/11/16 (c)	$ 1,609
1,550,000	JPMorgan Chase & Co., 1.13%, 1/25/18	1,572
1,470,000	JPMorgan Chase & Co., 1.35%, 2/15/17 (c)	1,474
1,045,000	JPMorgan Chase & Co., 1.88%, 3/20/15	1,058
760,000	JPMorgan Chase & Co., 3.15%, 7/05/16	795
2,160,000	Kellogg Co., 1.13%, 5/15/15	2,173
1,300,000	KeyBank NA/Cleveland OH, 5.45%, 3/03/16	1,406
1,400,000	KeyCorp, 3.75%, 8/13/15	1,454
1,600,000	Korea Expressway Corp. 144A,
	1.63%, 4/28/17 (a)	1,594
980,000	Kraft Foods Group Inc., 1.63%, 6/04/15	992
3,690,000	Kroger Co., 1.20%, 10/17/16 (c)	3,697
1,385,000	Kroger Co., 2.20%, 1/15/17 (c)	1,418
3,140,000	L-3 Communications Corp., 3.95%, 11/15/16	3,351
1,425,000	Liberty Property LP, 6.63%, 10/01/17	1,639
760,000	Lloyds Bank PLC, 2.30%, 11/27/18 (c)	766
2,070,000	Lloyds Bank PLC, 4.20%, 3/28/17 (c)	2,241
9,900,000	Macquarie Bank Ltd. 144A, 2.00%, 8/15/16 (a)	10,068
2,950,000	Macquarie Group Ltd. 144A, 1.22%, 1/31/17 (a)	2,950
870,000	Macy’s Retail Holdings Inc., 5.90%, 12/01/16	965
1,970,000	Manufacturers & Traders Trust Co.,
	1.25%, 1/30/17	1,975
1,160,000	Marathon Oil Corp., 0.90%, 11/01/15	1,164
1,010,000	Masco Corp., 4.80%, 6/15/15	1,053
530,000	McKesson Corp., 0.95%, 12/04/15 (c)	532
900,000	McKesson Corp., 1.29%, 3/10/17 (c)	902
2,450,000	Merck & Co. Inc., 0.60%, 5/18/18 (c)	2,458
2,000,000	Metropolitan Life Global Funding I 144A,
	0.61%, 4/10/17 (a)	2,000
2,580,000	Metropolitan Life Global Funding I 144A,
	1.70%, 6/29/15 (a)	2,614
1,380,000	Mizuho Bank Ltd. 144A, 1.30%, 4/16/17 (a)	1,379
2,280,000	Mobile Mini Inc., 7.88%, 12/01/20	2,536
2,785,000	Morgan Stanley, 1.48%, 2/25/16	2,826
3,780,000	Morgan Stanley, 1.51%, 4/25/18 (c)	3,862
3,000,000	Morgan Stanley, 5.45%, 1/09/17	3,316
830,000	Murphy Oil Corp., 2.50%, 12/01/17	850
810,000	Mylan Inc./PA, 1.35%, 11/29/16 (c)	813
5,830,000	Mylan Inc./PA, 1.80%, 6/24/16	5,913
3,250,000	Nabors Industries Inc. 144A, 2.35%, 9/15/16 (a)	3,325
2,030,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	2,074
3,390,000	National Australia Bank Ltd./New York,
	0.78%, 7/25/16	3,412
3,000,000	National Australia Bank Ltd./New York,
	0.90%, 1/20/16 (c)	3,023
2,200,000	National Bank of Canada, 1.50%, 6/26/15	2,225
1,520,000	National Oilwell Varco Inc., 1.35%, 12/01/17 (c)	1,517
1,015,000	NBCUniversal Enterprise Inc. 144A,
	0.91%, 4/15/18 (a)	1,027
410,000	NextEra Energy Capital Holdings Inc.,
	1.20%, 6/01/15	413
2,800,000	NextEra Energy Capital Holdings Inc.,
	1.34%, 9/01/15	2,824
2,240,000	Nissan Motor Acceptance Corp. 144A,
	1.00%, 3/15/16 (a)	2,243
1,240,000	Nissan Motor Acceptance Corp. 144A,
	1.95%, 9/12/17 (a)	1,250
2,650,000	Nomura Holdings Inc., 1.68%, 9/13/16	2,699
3,290,000	Nordea Bank AB 144A, 0.88%, 5/13/16 (a)	3,292

Principal or Shares	Security Description	Value (000)

1,800,000	Oversea-Chinese Banking Corp. Ltd. 144A,
	1.63%, 3/13/15 (a)	$ 1,820
2,710,000	PACCAR Financial Corp., 0.70%, 11/16/15	2,717
700,000	PACCAR Financial Corp., 0.84%, 12/06/18	705
620,000	PACCAR Financial Corp., 1.05%, 6/05/15	624
1,685,000	Parker Hannifin Corp., 4.13%, 11/11/15
	EUR (b)	2,458
2,500,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 3.13%, 5/11/15 (a)	2,558
1,500,000	Perrigo Co. PLC 144A, 1.30%, 11/08/16 (a)	1,498
1,000,000	Petrobras Global Finance BV, 2.59%, 3/17/17 (c)	1,012
2,400,000	Petrobras International Finance Co.,
	3.50%, 2/06/17	2,463
2,350,000	Petroleos Mexicanos, 2.25%, 7/18/18	2,450
2,500,000	Petroleos Mexicanos, 4.88%, 3/15/15	2,584
600,000	Phillips 66, 1.95%, 3/05/15	608
600,000	Phillips 66, 2.95%, 5/01/17	628
1,865,000	Plains Exploration & Production Co.,
	6.50%, 11/15/20	2,068
1,200,000	PNC Bank NA, 1.15%, 11/01/16	1,206
750,000	Precision Castparts Corp., 0.70%, 12/20/15	751
1,220,000	Principal Life Global Funding II 144A,
	1.00%, 12/11/15 (a)	1,222
1,500,000	Prudential Financial Inc., 1.02%, 8/15/18 (c)	1,503
500,000	Prudential Financial Inc., 4.75%, 9/17/15 (c)	528
739,000	QBE Insurance Group Ltd., 6.13%, 9/28/15
	GBP (b)(d)	1,322
2,030,000	Regions Financial Corp., 2.00%, 5/15/18 (c)	2,009
540,000	Reynolds American Inc., 1.05%, 10/30/15	541
1,500,000	Rio Tinto Finance USA PLC, 1.13%, 3/20/15 (c)	1,508
1,260,000	Rockies Express Pipeline LLC 144A,
	3.90%, 4/15/15 (a)	1,284
3,890,000	Royal Bank of Canada, 0.70%, 9/09/16	3,911
2,190,000	Royal Bank of Scotland Group PLC,
	1.17%, 3/31/17	2,196
4,715,000	Royal Bank of Scotland Group PLC,
	2.55%, 9/18/15	4,817
1,880,000	Sabine Pass LNG LP, 7.50%, 11/30/16 (c)	2,096
1,050,000	SABMiller Holdings Inc. 144A,
	0.92%, 8/01/18 (a)	1,059
1,000,000	SABMiller Holdings Inc. 144A,
	1.85%, 1/15/15 (a)	1,009
1,440,000	SABMiller Holdings Inc. 144A,
	2.45%, 1/15/17 (a)	1,487
600,000	Salix Pharmaceuticals Ltd. 144A,
	6.00%, 1/15/21 (a)	645
1,065,000	SandRidge Energy Inc., 8.75%, 1/15/20 (c)	1,157
830,000	SBA Communications Corp.,
	5.63%, 10/01/19 (c)	875
1,885,000	Seagate HDD Cayman 144A,
	3.75%, 11/15/18 (a)	1,956
410,000	Simon Property Group LP, 4.20%, 2/01/15	418
1,400,000	Sinopec Capital 2013 Ltd. 144A,
	1.25%, 4/24/16 (a)(c)	1,397
3,800,000	Societe Generale SA, 1.31%, 10/01/18	3,819
6,050,000	Sparebank 1 Boligkreditt AS 144A,
	2.63%, 5/27/16 (a)	6,279
1,600,000	Statoil ASA, 0.68%, 11/08/18	1,613

16	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,500,000	Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.50%, 10/01/18	$ 2,662
1,480,000	Sumitomo Mitsui Banking Corp.,
	0.90%, 1/18/16 (c)	1,483
850,000	Sumitomo Mitsui Banking Corp.,
	0.90%, 7/19/16	857
1,100,000	Sumitomo Mitsui Banking Corp.,
	1.30%, 1/10/17	1,104
3,500,000	SunTrust Bank/Atlanta GA, 1.35%, 2/15/17	3,509
3,080,000	Svenska Handelsbanken AB, 0.68%, 3/21/16	3,096
1,800,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (a)	1,805
1,340,000	Tesoro Corp., 4.25%, 10/01/17	1,420
950,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	952
1,510,000	Thomson Reuters Corp., 0.88%, 5/23/16 (c)	1,509
700,000	Thomson Reuters Corp., 1.30%, 2/23/17	703
1,010,000	Time Warner Inc., 3.15%, 7/15/15	1,041
2,770,000	T-Mobile USA Inc. 144A, 5.25%, 9/01/18 (a)	2,929
1,180,000	Toronto-Dominion Bank, 0.70%, 9/09/16	1,187
2,625,000	Toronto-Dominion Bank, 2.50%, 7/14/16	2,726
1,950,000	Total Capital International SA, 0.81%, 8/10/18	1,968
3,000,000	TransCanada PipeLines Ltd., 0.88%, 3/02/15	3,012
1,600,000	TransCanada PipeLines Ltd., 0.91%, 6/30/16	1,614
1,000,000	TransCanada PipeLines Ltd., 3.40%, 6/01/15	1,031
670,000	TSMC Global Ltd. 144A, 0.95%, 4/03/16 (a)	673
910,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	897
500,000	UnitedHealth Group Inc., 1.40%, 10/15/17 (c)	501
650,000	Ventas Realty LP, 1.25%, 4/17/17	648
1,336,000	Ventas Realty LP, 1.55%, 9/26/16	1,351
2,590,000	Verizon Communications Inc., 1.00%, 6/17/19	2,624
770,000	Verizon Communications Inc.,
	1.76%, 9/15/16 (c)	793
1,830,000	Verizon Communications Inc.,
	1.98%, 9/14/18 (c)	1,934
2,410,000	Vodafone Group PLC, 0.62%, 2/19/16	2,415
2,680,000	Volkswagen International Finance NV 144A,
	1.15%, 11/20/15 (a)	2,698
700,000	Volkswagen International Finance NV 144A,
	1.63%, 3/22/15 (a)	708
2,000,000	Vornado Realty LP, 4.25%, 4/01/15	2,046
2,100,000	Walgreen Co., 1.00%, 3/13/15	2,110
1,500,000	Want Want China Finance Ltd. 144A,
	1.88%, 5/14/18 (a)	1,454
4,500,000	Warner Chilcott Co LLC / Warner Chilcott
	Finance LLC, 7.75%, 9/15/18	4,792
1,050,000	WellPoint Inc., 1.25%, 9/10/15 (c)	1,059
2,000,000	WellPoint Inc., 2.38%, 2/15/17 (c)	2,046
90,000	Wells Fargo & Co., 0.86%, 4/23/18	91
3,530,000	Western Union Co., 1.23%, 8/21/15	3,551
2,970,000	Westpac Banking Corp., 0.95%, 1/12/16	2,995
135,000	Westpac Banking Corp., 0.99%, 9/25/15	136
1,770,000	Whirlpool Corp., 1.35%, 3/01/17	1,771
1,590,000	Windstream Corp., 7.88%, 11/01/17 (c)	1,834
700,000	WM Wrigley Jr. Co. 144A, 1.40%, 10/21/16 (a)	706
600,000	WM Wrigley Jr. Co. 144A, 2.00%, 10/20/17 (a)	607
1,310,000	Woodside Finance Ltd. 144A,
	4.50%, 11/10/14 (a)	1,336
146,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	150

Principal or Shares	Security Description	Value (000)

2,140,000	WPX Energy Inc., 5.25%, 1/15/17 (c)	$ 2,303
4,080,000	Xstrata Finance Canada Ltd. 144A,
	2.70%, 10/25/17 (a)	4,144

Total Corporate Bond (Cost - $573,349)		580,249

FDIC Guaranteed (1%)
947,500	FDIC Structured Sale Guaranteed Notes 144A, 0.70%, 2/25/48 (a)	948
5,589,548	FDIC Structured Sale Guaranteed Notes 144A, 0.88%, 12/04/20 (a)	5,641
1,369,136	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	1,412
1,975,326	FDIC Trust 144A, 2.18%, 5/25/50 (a)	1,990

Total FDIC Guaranteed (Cost - $9,876)		9,991

Foreign Government (2%)
3,610,000	Instituto de Credito Oficial 144A,
	1.13%, 4/01/16 (a)	3,619
227,975,000	Mexican Bonos, 6.00%, 6/18/15 MXN (b)	17,895
115,000	Panama Government International Bond,
	7.25%, 3/15/15 (c)	121

Total Foreign Government (Cost - $21,517)		21,635

Mortgage Backed (6%)
3,583,274	Adjustable Rate Mortgage Trust,
	3.70%, 3/25/37	2,805
971,721	Bank of America Mortgage 2002-K Trust,
	2.55%, 10/20/32	994
3,492,433	Connecticut Avenue Securities, 1.75%, 1/25/24	3,548
2,056,009	Connecticut Avenue Securities, 2.15%, 10/25/23	2,104
1,363,946	Credit Suisse Mortgage Capital Certificates
	144A, 1.15%, 2/27/47 (a)	1,393
3,131,583	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 4/25/43 (a)	2,898
1,606,930	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 5/25/43 (a)	1,481
1,422,366	FN 708229 ARM, 2.00%, 4/01/33	1,522
656,131	FN 743821 ARM, 2.04%, 11/01/33	689
585,276	FN 755867 ARM, 2.34%, 12/01/33	620
625,269	FN 790762 ARM, 2.06%, 9/01/34	663
806,759	FN 790764 ARM, 2.07%, 9/01/34	855
745,067	FN 794792 ARM, 2.11%, 10/01/34	785
1,186,588	FN 794797 ARM, 1.94%, 10/01/34	1,246
4,050,293	Fosse Master Issuer PLC 144A,
	1.63%, 10/18/54 (a)	4,105
3,860,000	Hilton USA Trust 2013-HLF 144A,
	1.15%, 11/05/30 (a)	3,865
744,425	HomeBanc Mortgage Trust, 1.01%, 8/25/29	705
428,027	Indymac Index Mortgage Loan Trust,
	2.62%, 10/25/34	413
1,603,382	JP Morgan Mortgage Trust 144A,
	2.50%, 3/25/43 (a)	1,575
1,368,216	MLCC Mortgage Investors Inc., 2.14%, 2/25/36	1,332
870,499	MLCC Mortgage Investors Inc.,
	2.15%, 12/25/34	906
187,161	Morgan Stanley Mortgage Loan Trust 2004-5AR, 2.07%, 7/25/34	188
191,377	Provident Funding Mortgage Loan Trust,
	2.51%, 4/25/34	193

Semi-Annual Report	17

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

3,089,323	Residential Asset Securitization Trust,
	6.00%, 8/25/36	$ 2,667
527,265	Sequoia Mortgage Trust, 0.95%, 10/20/27	516
2,110,254	Sequoia Mortgage Trust, 1.45%, 2/25/43	2,033
2,096,012	Sequoia Mortgage Trust, 1.55%, 4/25/43	1,942
1,101,129	Sequoia Mortgage Trust, 2.87%, 1/25/42	1,114
2,004,968	Sequoia Mortgage Trust, 3.50%, 4/25/42	2,052
2,664,161	Springleaf Mortgage Loan Trust 144A,
	1.27%, 6/25/58 (a)	2,661
1,343,718	Springleaf Mortgage Loan Trust 144A,
	1.57%, 12/25/59 (a)	1,346
1,701,065	Springleaf Mortgage Loan Trust 144A,
	1.78%, 12/25/65 (a)	1,703
959,581	Springleaf Mortgage Loan Trust 144A,
	2.22%, 10/25/57 (a)	975
1,996,564	Structured Adjustable Rate Mortgage Loan Trust, 2.48%, 8/25/34	1,995
466,360	Structured Adjustable Rate Mortgage Loan Trust, 2.48%, 10/25/34	467
2,996,719	Structured Agency Credit Risk Debt Notes,
	1.60%, 11/25/23	3,025
960,819	Structured Asset Mortgage Investments Inc.,
	2.02%, 10/19/34	791

Total Mortgage Backed (Cost - $59,011)		58,172

Municipal (0%)
2,350,000	Beaver County Industrial Development
	Authority, 3.38%, 1/01/35	2,393
1,790,000	Florida Hurricane Catastrophe Fund Finance
	Corp., 1.30%, 7/01/16	1,813

Total Municipal (Cost - $4,179)		4,206

NCUA Guaranteed (0%)
354,845	NCUA Guaranteed Notes Trust 2010-R1, 1.84%, 10/07/20
	(Cost - $355)	359

U.S. Government Agency (0%)
400,000	FNMA, 1.13%, 3/28/18
	(Cost - $400)	394

U.S. Treasury (22%)
15,000,000	U.S. Treasury Note, 0.38%, 3/31/16	14,999
20,000,000	U.S. Treasury Note, 0.38%, 4/30/16	19,984
33,465,000	U.S. Treasury Note, 0.50%, 6/15/16 (e)	33,486
20,286,000	U.S. Treasury Note, 0.63%, 7/15/16	20,335
14,650,000	U.S. Treasury Note, 0.63%, 2/15/17	14,587
72,450,000	U.S. Treasury Note, 0.75%, 1/15/17	72,459
53,619,000	U.S. Treasury Note, 0.88%, 9/15/16	53,981

Total U.S. Treasury (Cost - $229,790)		229,831

Purchased Call Options (0%)
390	Euro 2 Year Mid Curve Option, 98.38, 7/11/14
	(Cost - $55)	54

Purchased Put Options (0%)
904	Euro 1 Year Mid Curve Option, 99, 7/11/14	68
860	Euro 2 Year Mid Curve Option, 97.25, 9/12/14	70
390	Euro 2 Year Mid Curve Option, 97.62, 7/11/14	39
1,885	U.S. Treasury 5 Year Futures Option, 118.5, 5/23/14	191

Total Purchased Put Options (Cost - $861)		368

Principal or Shares	Security Description	Value (000)

Investment Company (4%)
41,012,059	Payden Cash Reserves Money Market Fund *
	(Cost - $41,012)	$ 41,012

Total (Cost - $1,073,361) (104%)		1,079,000
Liabilities in excess of Other Assets (-4%)		(39,494)

Net Assets (100%)		$ 1,039,506

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principal in foreign currency.
(c)	All or a portion of these securities are on loan. At April 30, 2014, the total market value of the Fund’s securities on loan is $36,757 and the total market value of the collateral held by the Fund is $37,895. Amounts in 000s.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	All or portion of the security is pledged to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
7/16/2014	Brazilian Real (Sell 1,591)	Barclays Bank PLC	$3

Liabilities:
5/8/2014	British Pound (Sell 5,323)	HSBC Bank USA, N.A.	(155)
5/8/2014	Euro (Sell 7,389)	Citibank, N.A.	(85)
6/11/2014	Mexican Peso (Sell 145,070)	Credit Suisse First Boston International	(178)

			$(418)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
50	U.S. Treasury 2 Year Note Future	Jul-14	$10,994	$—
262	U.S. Treasury 5 Year Note Future	Jul-14	(31,297)	25

				$25

18	Payden Mutual Funds

Put Options Written

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
1,885	U.S. Treasury 5 Year Futures Option, 118	May-14	$(88)	$237

See notes to financial statements.

Semi-Annual Report	19

Payden U.S. Government Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in U.S. government obligations with an average portfolio maturity not to exceed five years.

Portfolio Composition - percent of value

Mortgage Backed	72%
U.S. Government Guaranteed	18%
U.S. Treasury	2%
Cash equivalent	8%

Schedule of Investments - April 30, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (5%)
600,406	FDIC Structured Sale Guaranteed Notes 144A,
	0.85%, 12/29/45 (a)	$ 602
2,732,668	FDIC Structured Sale Guaranteed Notes 144A,
	0.88%, 12/04/20 (a)	2,758
1,483,231	FDIC Structured Sale Guaranteed Notes 144A,
	3.25%, 4/25/38 (a)	1,530
1,472,906	FDIC Trust 144A, 2.18%, 5/25/50 (a)	1,484

Total FDIC Guaranteed (Cost - $6,296)		6,374

Mortgage Backed (72%)
1,053,587	FH 1B8336 ARM, 3.08%, 6/01/41	1,115
662,607	FH 1B8378 ARM, 3.18%, 7/01/41	693
1,908,169	FH 1Q0740 ARM, 2.35%, 3/01/39	2,038
1,524,671	FH 1Q1363 ARM, 2.47%, 2/01/36	1,619
953,633	FH 2B0639 ARM, 2.29%, 6/01/42	987
1,701,530	FH 2B0709 ARM, 2.09%, 8/01/42	1,753
1,757,009	FH 2B0721 ARM, 2.27%, 9/01/42	1,817
1,624,891	FH 2B0972 ARM, 2.01%, 11/01/42	1,665
1,452,874	FH 2B1286 ARM, 2.09%, 4/01/43	1,487
1,670,567	FH 2B1317 ARM, 2.01%, 4/01/43	1,703
493,159	FHLB, 2.60%, 4/20/15	502
1,000,000	FHLMC Multifamily Structured Pass Through
	Certificates, 1.43%, 8/25/17	1,008
2,505,000	FHLMC Multifamily Structured Pass Through
	Certificates, 1.72%, 1/25/19	2,502
2,500,000	FHLMC Multifamily Structured Pass Through
	Certificates, 3.15%, 2/25/18	2,635
515,550	FHLMC Structured Pass Through Securities,
	3.61%, 2/27/15	516
354,997	FHR 3728 EH, 3.00%, 9/15/20	362
995,569	FHR 3997 PJ, 3.00%, 1/15/40	1,020
913,056	FHR 4030 CG, 2.50%, 4/15/27	938
874,811	FHR 4073 BE, 2.00%, 5/15/39	840
684,938	FN 555936 ARM, 2.31%, 9/01/33	746
1,855,930	FN 784365 ARM, 1.93%, 5/01/34	1,954
693,430	FN 795816 ARM, 1.98%, 7/01/34	732
130,652	FN 838958 ARM, 2.26%, 8/01/35	139
136,774	FN 849088 ARM, 2.11%, 11/01/35	145
161,082	FN 866093 ARM, 2.37%, 3/01/36	170
2,395,911	FN 870542 ARM, 2.14%, 3/01/36	2,541
1,487,519	FN 890434 15YR, 3.00%, 7/01/27	1,537
2,510,308	FN AB7995 10YR, 2.50%, 2/01/23	2,589
832,901	FN AC0045 ARM, 1.96%, 10/01/38	877
1,929,333	FN AE0193 ARM, 3.68%, 7/01/40	2,062
1,214,000	FN AI4019 ARM, 3.45%, 7/01/41	1,284
2,046,035	FN AJ4109 ARM, 2.35%, 12/01/41	2,129
1,137,308	FN AJ8354 ARM, 2.52%, 1/01/42	1,189
853,177	FN AJ8557 ARM, 2.52%, 1/01/42	891
1,153,628	FN AK0013 ARM, 2.40%, 1/01/42	1,199

Principal or Shares	Security Description	Value (000)

826,396	FN AK2233 ARM, 2.41%, 5/01/42	$ 859
1,475,161	FN AL0407 30YR, 6.50%, 4/01/39	1,675
755,424	FN AL0502 ARM, 2.98%, 6/01/41	799
1,090,257	FN AL1193 30YR, 4.00%, 11/01/41	1,144
2,423,052	FN AL1869 15YR, 3.00%, 6/01/27	2,504
3,262,093	FN AL2095 15YR, 3.00%, 6/01/27	3,370
1,167,214	FN AL2187 ARM, 3.00%, 3/01/42	1,234
2,370,411	FN AL2221 15YR, 3.00%, 7/01/27	2,451
777,393	FN AL3015 ARM, 1.95%, 1/01/43	795
1,571,121	FN AO2280 ARM, 2.17%, 10/01/42	1,621
1,788,281	FN AO7975 15YR, 3.00%, 6/01/27	1,848
1,083,054	FN AP0619 ARM, 2.20%, 7/01/42	1,120
1,595,098	FN AP4080 ARM, 2.23%, 9/01/42	1,648
2,055,506	FN AP4746 15YR, 3.00%, 8/01/27	2,124
788,160	FN AP7869 ARM, 2.20%, 8/01/42	814
1,646,685	FN AQ4765 10YR, 2.50%, 11/01/22	1,698
1,425,594	FN AU6974 ARM, 2.75%, 11/01/43	1,480
2,958,000	FN AU8673 ARM, 2.71%, 2/01/44	3,058
5,030,000	FN-Aces, 2.32%, 11/25/18	5,152
561,237	FNR, 0.90%, 2/25/32	572
1,573,843	FNR 2011-127 UC, 2.50%, 6/25/39	1,589
857,420	FNR 2013-25 FN, 0.60%, 4/25/18	862
694,137	FNW 02-W6 2A, 6.96%, 6/25/42	787
170,868	FNW 04-W2 4A, 2.86%, 2/25/44	174
686,492	G2 3515 30YR, 5.50%, 2/20/34	777
1,694,658	G2 5301 15YR, 3.50%, 2/20/27	1,794
1,348,570	G2 778200 20YR, 4.00%, 2/20/32	1,423
935,444	G2 778203 20YR, 4.75%, 2/20/32	1,021
903,023	G2 82457 ARM, 2.00%, 1/20/40	933
1,158,501	GN 737791 30YR, 4.50%, 12/15/40	1,261
433,197	GNR 2004-11 F, 0.45%, 2/20/34	434
965,457	GNR 2008-32 PA, 4.00%, 8/16/37	1,032
950,566	GNR 2009-26 BA, 4.00%, 1/16/38	1,009
379,895	GNR 2011-60 GK, 2.00%, 9/20/34	382
1,424,689	United States Small Business Administration,
	2.88%, 9/10/21	1,451

Total Mortgage Backed (Cost - $96,684)		96,279

NCUA Guaranteed (13%)
1,655,038	NCUA Guaranteed Notes Trust 2010-A1,
	0.50%, 12/07/20	1,657
1,500,000	NCUA Guaranteed Notes Trust 2010-C1,
	2.90%, 10/29/20	1,559
1,173,794	NCUA Guaranteed Notes Trust 2010-R1,
	0.60%, 10/07/20	1,181
392,088	NCUA Guaranteed Notes Trust 2010-R1,
	1.84%, 10/07/20	397
4,780,219	NCUA Guaranteed Notes Trust 2010-R2,
	0.52%, 11/06/17	4,792

20	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,710,787	NCUA Guaranteed Notes Trust 2010-R3,
	0.71%, 12/08/20	$ 2,736
1,479,239	NCUA Guaranteed Notes Trust 2011-R2,
	0.55%, 2/06/20	1,485
2,504,696	NCUA Guaranteed Notes Trust 2011-R4,
	0.54%, 3/06/20	2,511
811,515	NCUA Guaranteed Notes Trust 2011-R5,
	0.53%, 4/06/20	813
399,632	NCUA Guaranteed Notes Trust 2011-R6,
	0.53%, 5/07/20	400

Total NCUA Guaranteed (Cost - $17,430)		17,531

U.S. Treasury (2%)
3,000,000	U.S. Treasury Note, 0.63%, 11/30/17
	(Cost - $2,950)	2,944

Principal or Shares	Security Description	Value (000)

Purchased Put Options (0%)
200	Eurodollar 2-Year Mid-Curve Option, 97.25, 9/12/14
	(Cost - $41)	$ 16

Investment Company (8%)
10,314,170	Payden Cash Reserves Money Market Fund *
	(Cost - $10,314)	10,314

Total (Cost - $133,715) (100%)		133,458
Other Assets, net of Liabilities (0%)		663

Net Assets (100%)		$ 134,121

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

See notes to financial statements.

Semi-Annual Report	21

Payden GNMA Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in Government National Mortgage Association mortgage-backed securities and other U.S. government obligations with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Mortgage Backed	97%
U.S. Government Guaranteed	2%
Cash Equivalent	1%

Schedule of Investments - April 30, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (3%)
1,421,249	FDIC Structured Sale Guaranteed Notes 144A,
	0.70%, 2/25/48 (a)	$ 1,422
1,621,097	FDIC Structured Sale Guaranteed Notes 144A,
	0.85%, 12/29/45 (a)	1,626
4,611,377	FDIC Structured Sale Guaranteed Notes 144A,
	0.88%, 12/04/20 (a)	4,654

Total FDIC Guaranteed (Cost - $7,664)		7,702

Mortgage Backed (147%)
1,022,846	FH 1B4282 ARM, 2.39%, 10/01/38	1,092
1,824,396	FH 1J1279 ARM, 2.18%, 4/01/36	1,940
3,557,084	FH 1Q0062 ARM, 1.94%, 11/01/35	3,796
1,532,912	FH 847228 ARM, 2.64%, 1/01/34	1,637
35,000,000	FN, 3.00%, 30YR TBA (b)	34,114
26,000,000	FN, 3.50%, 30YR TBA (b)	26,396
1,541,422	FN 832100 ARM, 2.41%, 7/01/35	1,655
2,484,867	FN AK0419 ARM, 2.38%, 12/01/27	2,669
40,812	FNR 1998-12 A, 3.74%, 2/25/18	42
1,238,903	FNR 2007-95 A1, 0.40%, 8/27/36	1,241
3,411,470	FNW 04-W2 4A, 2.86%, 2/25/44	3,481
18,000,000	G2, 3.00%, 30YR TBA (b)	17,902
45,500,000	G2, 3.50%, 30YR TBA (b)	46,822
12,000,000	G2, 4.00%, 30YR TBA (b)	12,701
6,620,000	G2, 4.50%, 30YR TBA (b)	7,178
132,890	G2 3133 30YR, 6.50%, 9/20/31	154
1,632,193	G2 3415 30YR, 5.50%, 7/20/33	1,827
1,133,754	G2 3515 30YR, 5.50%, 2/20/34	1,282
1,605,385	G2 3584 30YR, 6.00%, 7/20/34	1,849
1,229,013	G2 3599 30YR, 6.50%, 8/20/34	1,411
1,279,811	G2 3711 30YR, 5.50%, 5/20/35	1,437
1,758,817	G2 3747 30YR, 5.00%, 8/20/35	1,944
1,074,400	G2 3772 30YR, 5.00%, 10/20/35	1,187
1,714,724	G2 3785 30YR, 5.00%, 11/20/35	1,895
3,463,103	G2 3819 30YR, 5.50%, 2/20/36	3,856
464,102	G2 3891 30YR, 6.50%, 8/20/36	526
2,549,578	G2 4802 30YR, 5.00%, 9/20/40	2,821
1,506,287	G2 4978 30YR, 4.50%, 3/20/41	1,637
4,369,279	G2 5083 30YR, 5.00%, 6/20/41	4,822
1,694,658	G2 5301 15YR, 3.50%, 2/20/27	1,794
2,099,381	G2 701705 30YR, 5.00%, 2/20/39	2,269
2,052,212	G2 713314 30YR, 6.00%, 3/20/39	2,266
576,210	G2 728869 30YR, 4.13%, 4/20/40	611
739,385	G2 728870 30YR, 4.63%, 4/20/40	805
704,999	G2 736498 30YR, 4.13%, 4/20/40	748
647,340	G2 736499 30YR, 4.63%, 4/20/40	705
616,981	G2 742040 30YR, 4.13%, 5/20/40	654
341,340	G2 742041 30YR, 4.63%, 6/20/40	372
5,447,857	G2 757211 30YR, 4.50%, 12/20/40	5,928
962,864	G2 770239 30YR, 4.00%, 2/20/42	1,009
164,490	G2 80011 ARM, 1.63%, 11/20/26	171

Principal or Shares	Security Description	Value (000)

549,778	G2 80013 ARM, 2.00%, 11/20/26	$ 573
215,646	G2 80022 ARM, 1.63%, 12/20/26	225
160,990	G2 80023 ARM, 1.63%, 12/20/26	168
489,131	G2 80029 ARM, 1.63%, 1/20/27	509
1,042,217	G2 80044 ARM, 1.63%, 2/20/27	1,084
1,458,319	G2 80052 ARM, 1.63%, 3/20/27	1,516
207,860	G2 8006 ARM, 1.63%, 7/20/22	216
2,796,844	G2 80074 ARM, 1.63%, 5/20/27	2,915
419,124	G2 80134 ARM, 1.63%, 11/20/27	436
185,201	G2 80272 ARM, 1.63%, 4/20/29	193
146,911	G2 80311 ARM, 1.63%, 8/20/29	153
2,963,892	G2 80319 ARM, 1.63%, 9/20/29	3,079
94,826	G2 80346 ARM, 1.63%, 11/20/29	99
811,896	G2 8041 ARM, 1.63%, 8/20/22	843
187,078	G2 80424 ARM, 1.63%, 7/20/30	194
385,473	G2 80428 ARM, 2.00%, 7/20/30	405
198,209	G2 80507 ARM, 1.63%, 4/20/31	207
944,188	G2 80541 ARM, 1.63%, 9/20/31	981
658,264	G2 80556 ARM, 1.63%, 11/20/31	682
723,687	G2 80569 ARM, 1.63%, 1/20/32	752
415,188	G2 80570 ARM, 1.63%, 1/20/32	432
165,942	G2 80579 ARM, 1.63%, 2/20/32	173
223,299	G2 80612 ARM, 1.63%, 6/20/32	233
485,002	G2 8062 ARM, 1.63%, 10/20/22	505
2,196,198	G2 80637 ARM, 1.63%, 9/20/32	2,282
6,877,262	G2 80749 ARM, 1.63%, 10/20/33	7,161
565,004	G2 80780 ARM, 2.13%, 12/20/33	590
168,785	G2 80791 ARM, 2.63%, 12/20/33	177
4,960,699	G2 80795 ARM, 1.63%, 12/20/33	5,165
1,981,196	G2 80826 ARM, 1.63%, 2/20/34	2,071
3,029,261	G2 80835 ARM, 1.63%, 2/20/34	3,150
587,311	G2 80837 ARM, 1.63%, 2/20/34	611
552,052	G2 81018 ARM, 1.63%, 8/20/34	574
119,726	G2 81019 ARM, 2.13%, 8/20/34	125
32,940	G2 81044 ARM, 1.63%, 8/20/34	34
875,496	G2 81166 ARM, 1.63%, 12/20/34	912
115,181	G2 8121 ARM, 1.63%, 1/20/23	120
2,231,776	G2 81214 ARM, 1.63%, 1/20/35	2,321
826,852	G2 81220 ARM, 1.63%, 1/20/35	857
739,101	G2 81278 ARM, 1.63%, 3/20/35	768
143,544	G2 81402 ARM, 2.13%, 7/20/35	150
36,056	G2 81405 ARM, 2.13%, 7/20/35	38
547,026	G2 81807 ARM, 1.63%, 12/20/36	570
463,275	G2 81938 ARM, 1.63%, 7/20/37	481
431,480	G2 8198 ARM, 1.63%, 5/20/23	442
5,648,250	G2 82074 ARM, 1.63%, 5/20/38	5,889
3,402,338	G2 82107 ARM, 1.63%, 7/20/38	3,535
513,159	G2 82151 ARM, 1.63%, 9/20/38	533
156,292	G2 82245 ARM, 2.13%, 12/20/38	163
165,477	G2 8228 ARM, 1.63%, 7/20/23	172

22	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

5,703,300	G2 82457 ARM, 2.00%, 1/20/40	$ 5,892
3,533,887	G2 82463 ARM, 3.75%, 1/20/40	3,737
1,589,549	G2 82606 ARM, 4.00%, 8/20/40	1,680
137,838	G2 8301 ARM, 1.63%, 10/20/23	143
2,079,182	G2 83031 ARM, 2.50%, 1/20/42	2,149
1,625,870	G2 83048 ARM, 3.00%, 2/20/42	1,700
165,122	G2 8339 ARM, 1.63%, 12/20/23	172
409,321	G2 8358 ARM, 1.63%, 1/20/24	426
308,711	G2 8359 ARM, 1.63%, 1/20/24	321
301,053	G2 8371 ARM, 1.63%, 2/20/24	313
149,005	G2 8373 ARM, 1.63%, 2/20/24	155
257,057	G2 8421 ARM, 1.63%, 5/20/24	268
420,208	G2 849350 ARM, 1.63%, 12/20/25	437
617,306	G2 849351 ARM, 1.63%, 11/20/25	643
1,422,439	G2 8547 ARM, 2.00%, 11/20/24	1,483
119,729	G2 8580 ARM, 2.00%, 1/20/25	124
179,845	G2 8595 ARM, 2.00%, 2/20/25	187
86,219	G2 8855 ARM, 2.00%, 10/20/21	90
103,244	G2 8867 ARM, 1.63%, 11/20/21	107
550,401	G2 8968 ARM, 1.63%, 9/20/26	572
180,557	G2 8989 ARM, 1.63%, 10/20/26	188
1,765,360	G2 8991 ARM, 1.63%, 10/20/26	1,831
19,000,000	GN, 4.00%, 30YR TBA (b)	20,113
9,613,915	GN 367090 30YR, 4.50%, 7/15/41	10,496
11,043,832	GN 367092 30YR, 4.50%, 7/15/41	12,038
3,537,635	GN 455989 15YR, 5.00%, 7/15/26	3,898
335,659	GN 524825 30YR, 5.47%, 10/15/29	369
107,478	GN 524869 30YR, 5.47%, 1/15/30	118
272,370	GN 524925 30YR, 5.47%, 2/15/30	300
160,992	GN 524968 30YR, 5.47%, 3/15/30	177
162,327	GN 524996 30YR, 5.47%, 5/15/30	179
155,050	GN 525015 30YR, 5.47%, 6/15/30	171
111,914	GN 525033 30YR, 5.47%, 7/15/30	123
48,077	GN 546392 30YR, 5.47%, 2/15/31	53
569,552	GN 558954 20YR, 5.25%, 5/15/29	633
1,262,009	GN 558956 30YR, 4.50%, 6/15/29	1,362
199,462	GN 596009 30YR, 5.75%, 7/15/32	222
87,415	GN 596023 30YR, 5.75%, 7/15/32	97
121,570	GN 596035 30YR, 5.75%, 8/15/32	135
273,988	GN 596054 30YR, 5.75%, 8/15/32	305
158,329	GN 596071 30YR, 5.75%, 8/15/32	176
164,636	GN 596072 30YR, 5.75%, 7/15/32	183
416,336	GN 596090 30YR, 5.75%, 8/15/32	463
335,582	GN 596135 30YR, 5.75%, 8/15/32	373
148,855	GN 596166 30YR, 5.75%, 8/15/32	166
231,728	GN 596178 30YR, 5.75%, 9/15/32	258
191,340	GN 596197 30YR, 5.75%, 8/15/32	213
226,016	GN 596225 30YR, 5.75%, 9/15/32	252
42,439	GN 596230 30YR, 5.75%, 8/15/32	47
34,216	GN 596231 30YR, 5.75%, 9/15/32	38
191,308	GN 596237 30YR, 5.75%, 9/15/32	213
44,520	GN 596312 30YR, 5.75%, 9/15/32	50
66,093	GN 596313 30YR, 5.75%, 9/15/32	74
150,244	GN 596396 30YR, 5.75%, 9/15/32	167
244,676	GN 601699 30YR, 5.70%, 12/15/32	272
529,874	GN 601738 30YR, 5.25%, 1/15/33	583
415,465	GN 601772 30YR, 5.25%, 1/15/33	457
299,116	GN 601774 30YR, 5.25%, 1/15/33	329
170,660	GN 601775 30YR, 5.70%, 1/15/33	190
193,245	GN 601786 30YR, 5.25%, 2/15/33	213

Principal or Shares	Security Description	Value (000)

240,275	GN 601791 30YR, 5.25%, 2/15/33	$ 264
206,938	GN 601810 30YR, 5.25%, 2/15/33	228
270,944	GN 601845 30YR, 5.25%, 2/15/33	298
211,710	GN 601858 30YR, 5.70%, 2/15/33	236
86,222	GN 601871 30YR, 5.75%, 12/15/32	96
1,273,591	GN 601872 30YR, 5.25%, 3/15/33	1,415
31,461	GN 601912 30YR, 5.25%, 3/15/33	35
400,239	GN 601937 30YR, 5.25%, 3/15/33	441
111,853	GN 602002 30YR, 5.25%, 3/15/33	123
195,167	GN 602043 30YR, 5.25%, 4/15/33	215
752,717	GN 605099 30YR, 5.50%, 3/15/34	859
159,273	GN 613272 30YR, 5.25%, 5/15/33	175
98,856	GN 613354 30YR, 5.45%, 7/15/33	109
118,439	GN 613355 30YR, 5.70%, 4/15/33	132
65,350	GN 613379 30YR, 5.45%, 7/15/33	72
2,031,844	GN 616826 30YR, 5.50%, 1/15/35	2,320
1,459,718	GN 629903 35YR, 5.80%, 6/15/42	1,509
6,664,104	GN 630057 30YR, 5.13%, 4/15/48	7,095
3,061,757	GN 673234 30YR, 6.00%, 11/15/38	3,432
889,940	GN 677318 30YR, 6.00%, 9/15/38	1,001
1,522,053	GN 697066 30YR, 5.00%, 3/15/39	1,654
5,846,305	GN 701943 30YR, 5.00%, 6/15/39	6,569
3,973,106	GN 704439 30YR, 4.50%, 3/15/39	4,313
4,952,105	GN 710868 30YR, 5.50%, 9/15/39	5,550
1,744,240	GN 713930 30YR, 5.00%, 10/15/39	1,879
684,776	GN 728159 20YR, 5.25%, 11/15/29	743
7,787,066	GN 734089 30YR, 4.00%, 12/15/40	8,268
1,605,623	GN 743362 30YR, 4.75%, 6/15/40	1,747
111,629	GN 743363 30YR, 4.25%, 5/15/40	119
188,739	GN 743502 30YR, 4.25%, 6/15/40	200
521,126	GN 743503 30YR, 4.75%, 6/15/40	567
492,349	GN 743611 30YR, 4.75%, 6/15/40	535
9,410,034	GN 745187 30YR, 4.50%, 7/15/40	10,244
198,847	GN 747368 30YR, 4.75%, 7/15/40	216
280,119	GN 747491 30YR, 4.75%, 7/15/40	305
64,290	GN 747610 30YR, 4.75%, 8/15/40	70
67,326	GN 747740 30YR, 4.25%, 9/15/40	71
294,582	GN 747741 30YR, 4.75%, 9/15/40	320
1,115,196	GN 761040 30YR, 4.25%, 3/15/41	1,184
968,161	GN 762726 30YR, 4.25%, 3/15/41	1,028
972,845	GN 763012 30YR, 4.25%, 4/15/41	1,033
1,230,835	GN 763216 30YR, 4.25%, 4/15/41	1,307
74,319	GN 768576 30YR, 4.25%, 4/15/41	79
129,822	GN 768721 30YR, 4.25%, 4/15/41	138
236,285	GN 768886 30YR, 4.25%, 6/15/41	251
706,339	GN 781636 30YR, 5.50%, 7/15/33	805
851,351	GN 781810 30YR, 5.50%, 10/15/34	955
2,540,384	GN 782835 30YR, 6.00%, 12/15/39	2,849
2,799,550	GN 782858 30YR, 6.00%, 11/15/39	3,140
543,953	GNR 1999-18 FA, 0.45%, 5/16/29	546
279,780	GNR 1999-40 FE, 0.70%, 11/16/29	281
466,803	GNR 1999-40 FK, 0.70%, 11/16/29	470
308,103	GNR 1999-45 FC, 0.55%, 12/16/29	309
369,723	GNR 1999-45 FH, 0.60%, 12/16/29	371
333,921	GNR 2000-22 FG, 0.35%, 5/16/30	335
521,852	GNR 2000-9 FG, 0.75%, 2/16/30	527
329,046	GNR 2000-9 FH, 0.65%, 2/16/30	332
423,966	GNR 2001-19 F, 0.65%, 5/16/31	427
65,196	GNR 2001-21 FN, 0.35%, 8/16/22	65
1,903,820	GNR 2001-22 FG, 0.50%, 5/16/31	1,912

Semi-Annual Report	23

Payden GNMA Fund continued

Principal or Shares	Security Description	Value (000)

171,323	GNR 2001-26 F, 0.50%, 5/16/31	$ 172
804,252	GNR 2001-31 FA, 0.40%, 6/16/31	808
718,391	GNR 2001-35 FA, 0.40%, 8/16/31	719
480,244	GNR 2001-46 FA, 0.57%, 9/16/31	482
2,370,681	GNR 2001-47 FA, 0.55%, 9/16/31	2,384
897,278	GNR 2001-59 FA, 0.55%, 11/16/24	904
237,909	GNR 2001-64 F, 0.50%, 11/20/31	238
414,157	GNR 2001-65 FV, 0.55%, 2/20/29	417
499,255	GNR 2002-11 FJ, 0.65%, 2/20/32	503
497,225	GNR 2002-13 FA, 0.65%, 2/16/32	501
220,756	GNR 2002-24 FA, 0.65%, 4/16/32	222
192,928	GNR 2002-4 FY, 0.60%, 1/16/32	194
262,707	GNR 2002-41 HF, 0.55%, 6/16/32	264
1,357,950	GNR 2002-48 FG, 0.45%, 12/16/30	1,363
951,617	GNR 2002-48 FT, 0.35%, 12/16/26	954
1,329,503	GNR 2002-5 FP, 0.70%, 1/16/32	1,340
933,277	GNR 2002-72 FA, 0.55%, 10/20/32	938
429,307	GNR 2002-72 FB, 0.55%, 10/20/32	431
944,969	GNR 2002-72 FE, 0.55%, 10/20/32	949
1,518,850	GNR 2002-76 F, 0.35%, 1/16/31	1,523
221,634	GNR 2002-76 FY, 0.45%, 12/16/26	222
140,057	GNR 2002-79 FB, 0.40%, 11/16/32	140
596,188	GNR 2003-69 FD, 0.60%, 2/16/29	600
1,650,015	GNR 2003-71 FC, 0.65%, 7/20/33	1,663
2,407,505	GNR 2003-94 FB, 0.45%, 12/16/30	2,413
3,830,594	GNR 2004-56 F, 0.55%, 6/20/33	3,847
2,019,510	GNR 2004-59 FH, 0.40%, 8/16/34	2,019
714,570	GNR 2004-73 JM, 0.00%, 9/16/34	701
215,909	GNR 2005-6 FC, 0.35%, 3/20/33	216
641,387	GNR 2006-47 FA, 0.35%, 8/16/36	640
308,296	GNR 2006-62 FB, 0.31%, 11/20/36	307
764,161	GNR 2006-64 PO, 0.00%, 4/16/34	753
272,536	GNR 2007-59 FJ, 0.45%, 7/20/37	273
1,456,422	GNR 2007-76 FB, 0.65%, 11/20/37	1,465
3,887,539	GNR 2008-15 CF, 0.66%, 2/20/38	3,912
883,844	GNR 2008-2 FH, 0.60%, 1/20/38	889
1,172,315	GNR 2008-67 UF, 0.60%, 6/20/38	1,178
2,211,984	GNR 2009-87 FB, 0.80%, 9/20/39	2,228
16,118,334	GNR 2010-132 IO, 1.32%, 11/16/52	1,039
8,067,299	GNR 2010-42 CO, 0.00%, 6/16/39	6,829
18,232,407	GNR 2010-71 IO, 0.61%, 3/16/52	620

Total Mortgage Backed (Cost - $465,585)		469,263

NCUA Guaranteed (0%)
963,489	NCUA Guaranteed Notes Trust 2011-R3, 0.55%, 3/11/20 (Cost - $967)	967

Principal or Shares	Security Description	Value (000)

Purchased Put Options (0%)
270	U.S. Treasury 5 Year Futures Option, 118.5, 5/23/14 (Cost - $67)	$ 27

Investment Company (1%)
4,203,933	Payden Cash Reserves Money Market Fund * (Cost - $4,204)	4,204

Total (Cost - $478,487) (151%)		482,163
Liabilities in excess of Other Assets (-51%)		(162,893)

Net Assets (100%)		$ 319,270

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized (Depreciation) (000s)
50	U.S. Treasury 10 Year	Jun-14	$(6,221)	$(25)
	Note Future
400	U.S. Treasury 2 Year	Jul-14	(87,950)	(26)
	Futures Option

				$(51)

Put Options Written

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
270	U.S. Treasury 5 Year	May-14	$(13)	$22
	Futures Option, 118

See notes to financial statements.

24	Payden Mutual Funds

Payden Core Bond Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Corporate	49%
Mortgage Backed	25%
Investment Company	12%
U.S. Treasury	9%
Asset Backed	4%
Municipal	1%

Schedule of Investments - April 30, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (5%)
6,020,000	Babson CLO Ltd. 144A, 1.33%, 4/20/25 (a)	$ 5,923
108,877	Chase Funding Mortgage Loan Asset-Backed
	Certificates, 0.81%, 11/25/32	103
1,840,000	Colony American Homes 2014-1 144A,
	1.40%, 5/17/31 (a)	1,847
6,665,000	Dryden XXII Senior Loan Fund 144A,
	1.34%, 8/15/25 (a)	6,545
2,918,901	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	3,281
1,380,729	Nelnet Student Loan Trust 2014-2A 144A,
	0.43%, 6/25/21 (a)	1,382
1,900,000	SLM Student Loan Trust, 0.53%, 7/26/21	1,904
6,395,000	Tyron Park CLO Ltd. 144A, 1.35%, 7/15/25 (a)	6,289
2,210,000	Volvo Financial Equipment LLC Series 2014-1
	144A, 0.54%, 11/15/16 (a)	2,211

Total Asset Backed (Cost - $29,424)		29,485

Corporate Bond (55%)
1,200,000	Abu Dhabi National Energy Co. 144A,
	4.13%, 3/13/17 (a)	1,282
2,325,000	Affiliated Managers Group Inc., 4.25%, 2/15/24	2,371
940,000	Air Canada 2013-1 Class A Pass Through Trust
	144A, 4.13%, 5/15/25 (a)	942
1,995,000	Air Lease Corp., 5.63%, 4/01/17 (b)	2,204
1,000,000	Ally Financial Inc., 3.50%, 1/27/19 (b)	1,006
1,020,000	American International Group Inc.,
	3.00%, 3/20/15	1,043
1,420,000	American Tower Corp., 3.50%, 1/31/23	1,368
2,750,000	Anglo American Capital PLC 144A,
	4.13%, 4/15/21 (a)	2,763
800,000	ANZ New Zealand International Ltd./London
	144A, 0.75%, 4/27/17 (a)	802
1,685,000	ANZ New Zealand International Ltd./London
	144A, 1.13%, 3/24/16 (a)	1,693
1,415,000	Appalachian Power Co., 6.70%, 8/15/37	1,816
3,140,000	ARC Properties Operating Partnership LP/Clark
	Acquisition LLC 144A, 3.00%, 2/06/19 (a)	3,150
1,690,000	AT&T Inc., 0.62%, 2/12/16	1,695
2,310,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	2,421
675,000	Banco de Credito e Inversiones 144A,
	4.00%, 2/11/23 (a)(b)	665
4,580,000	Banco del Estado de Chile 144A,
	2.00%, 11/09/17 (a)	4,569
1,550,000	Banco del Estado de Chile 144A,
	4.13%, 10/07/20 (a)	1,608

Principal or Shares	Security Description	Value (000)

1,885,000	Bank of America Corp., 4.00%, 4/01/24 (b)	$ 1,898
1,400,000	Banque Federative du Credit Mutuel SA 144A,
	2.50%, 10/29/18 (a)	1,408
520,000	Barclays Bank PLC, 0.81%, 2/17/17	523
1,340,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	1,522
1,620,000	Barrick Gold Corp., 6.95%, 4/01/19	1,923
1,935,000	BB&T Corp., 4.90%, 6/30/17	2,116
1,353,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	1,361
3,920,000	Bear Stearns Companies LLC, 5.55%, 1/22/17 (b)	4,352
3,100,000	BioMed Realty LP, 3.85%, 4/15/16	3,262
3,035,000	Blackstone Holdings Finance Co. LLC 144A,
	5.88%, 3/15/21 (a)	3,513
2,000,000	BNP Paribas SA, 0.82%, 12/12/16	2,014
1,950,000	BPCE SA 144A, 5.15%, 7/21/24 (a)	1,987
1,705,000	BPCE SA 144A, 5.70%, 10/22/23 (a)(b)	1,809
1,230,000	Buckeye Partners LP, 5.85%, 11/15/43 (b)	1,354
1,000,000	Bumble Bee Holdings Inc. 144A,
	9.00%, 12/15/17 (a)(b)	1,082
1,000,000	Cablevision Systems Corp., 7.75%, 4/15/18	1,137
1,555,000	Carlyle Holdings II Finance LLC 144A,
	5.63%, 3/30/43 (a)	1,697
1,270,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (a)	1,303
1,465,000	CC Holdings GS V LLC, 3.85%, 4/15/23 (b)	1,441
2,465,000	Cenovus Energy Inc., 6.75%, 11/15/39	3,148
1,000,000	Cincinnati Bell Inc., 8.38%, 10/15/20 (b)	1,105
785,000	Citigroup Inc., 1.25%, 1/15/16 (b)	790
525,000	Citigroup Inc., 1.94%, 5/15/18	545
3,465,000	CNOOC Nexen Finance 2014 ULC,
	4.25%, 4/30/24	3,473
1,860,000	CNPC General Capital Ltd. 144A,
	1.45%, 4/16/16 (a)	1,861
3,780,000	Colombia Telecomunicaciones SA ESP 144A,
	5.38%, 9/27/22 (a)	3,752
1,000,000	CONSOL Energy Inc., 8.25%, 4/01/20	1,094
2,575,000	Continental Resources Inc./OK, 5.00%, 9/15/22	2,726
2,265,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 5.75%, 12/01/43	2,539
3,790,000	Credit Agricole SA/London 144A,
	1.39%, 4/15/16 (a)	3,841
1,000,000	Crestwood Midstream Partners LP/Crestwood
	Midstream Finance Corp., 7.75%, 4/01/19	1,087
1,351,979	CVS Pass-Through Trust 144A,
	5.79%, 1/10/26 (a)	1,499
1,600,000	Daimler Finance North America LLC 144A,
	0.91%, 8/01/16 (a)	1,615
1,770,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (a)	2,260

Semi-Annual Report	25

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,000,000	Denbury Resources Inc., 5.50%, 5/01/22 (b)	$ 1,012
3,967,000	Digital Realty Trust LP, 5.88%, 2/01/20 (b)	4,376
2,745,000	Dignity Health, 3.13%, 11/01/22	2,550
1,155,000	Dignity Health, 4.50%, 11/01/42	1,044
2,192,000	Dow Chemical Co., 9.40%, 5/15/39	3,544
1,270,000	Ecopetrol SA, 7.63%, 7/23/19	1,534
2,070,000	Electricite de France SA 144A,
	5.25%, 1/29/49 (a)	2,118
1,050,000	Elizabeth Arden Inc., 7.38%, 3/15/21	1,158
1,760,000	Embraer Overseas Ltd., 6.38%, 1/15/20	1,965
1,280,000	Encana Corp., 6.50%, 8/15/34	1,557
3,915,000	Energy Transfer Partners LP, 4.15%, 10/01/20	4,095
1,015,000	Exelon Generation Co. LLC, 6.20%, 10/01/17 (b)	1,159
3,160,000	Express Scripts Holding Co., 2.75%, 11/21/14	3,200
1,500,000	Farmers Exchange Capital II 144A,
	6.15%, 11/01/53 (a)	1,664
1,000,000	First Data Corp. 144A, 7.38%, 6/15/19 (a)	1,075
3,700,000	FirstEnergy Corp., 2.75%, 3/15/18	3,728
1,860,000	Ford Motor Co., 7.45%, 7/16/31 (b)	2,434
2,385,000	Ford Motor Credit Co. LLC, 1.47%, 5/09/16	2,425
2,380,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17 (b)	2,484
1,540,000	Gap Inc., 5.95%, 4/12/21 (b)	1,755
458,000	General Electric Capital Corp., 5.88%, 1/14/38	550
1,900,000	General Electric Capital Corp., 6.25%, 12/29/49	2,073
4,050,000	General Electric Capital Corp.,
	6.38%, 11/15/67 (b)	4,516
6,715,000	Glencore Funding LLC 144A, 1.39%, 5/27/16 (a)	6,754
1,510,000	Goldcorp Inc., 2.13%, 3/15/18	1,505
1,505,000	Goldman Sachs Group Inc., 1.42%, 4/30/18	1,528
5,955,000	Goldman Sachs Group Inc., 1.83%, 11/29/23	6,100
5,040,000	Health Care REIT Inc., 4.13%, 4/01/19	5,414
3,060,000	Heathrow Funding Ltd. 144A,
	4.88%, 7/15/21 (a)	3,327
1,000,000	Hertz Corp., 6.75%, 4/15/19 (b)	1,077
1,755,000	Hewlett-Packard Co., 1.17%, 1/14/19	1,761
2,865,000	HSBC Holdings PLC, 4.25%, 3/14/24 (b)	2,901
3,115,000	HSBC USA Inc., 5.00%, 9/27/20 (b)	3,430
1,000,000	Huntsman International LLC, 8.63%, 3/15/20	1,100
1,940,000	Hutchison Whampoa International 12 II Ltd.
	144A, 3.25%, 11/08/22 (a)	1,873
2,675,000	Imperial Tobacco Finance PLC 144A,
	2.05%, 2/11/18 (a)	2,671
1,000,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (a)	1,105
2,830,000	ING Bank NV 144A, 2.00%, 9/25/15 (a)	2,877
1,030,000	Interactive Data Corp., 10.25%, 8/01/18	1,105
2,050,000	Inter-American Development Bank,
	3.88%, 9/17/19	2,255
1,680,000	International Lease Finance Corp.,
	2.18%, 6/15/16	1,705
1,000,000	Iron Mountain Inc., 7.75%, 10/01/19	1,105
3,180,000	JPMorgan Chase & Co., 1.13%, 1/25/18 (b)	3,224
855,000	JPMorgan Chase Bank NA, 0.56%, 6/13/16	851
2,350,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22	2,332
3,735,000	Kennametal Inc., 2.65%, 11/01/19	3,676
3,450,000	KKR Group Finance Co. II LLC 144A,
	5.50%, 2/01/43 (a)(b)	3,734
2,085,000	Kroger Co., 6.40%, 8/15/17 (b)	2,401
770,000	Kroger Co., 7.50%, 4/01/31	996
1,000,000	Linn Energy LLC/Linn Energy Finance Corp.,
	7.75%, 2/01/21	1,075

Principal or Shares	Security Description	Value (000)

2,890,000	Macquarie Bank Ltd. 144A, 2.00%, 8/15/16 (a)	$ 2,939
1,666,000	Macy’s Retail Holdings Inc.,
	5.90%, 12/01/16 (b)	1,849
771,000	Macy’s Retail Holdings Inc., 7.45%, 7/15/17	907
1,560,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	1,734
1,330,000	MDC Holdings Inc., 6.00%, 1/15/43	1,204
1,630,000	Merrill Lynch & Co. Inc., 6.88%, 4/25/18 (b)	1,922
1,525,000	MetLife Inc., 6.40%, 12/15/36 (b)	1,662
317,000	MetLife Inc., 10.75%, 8/01/39	487
1,440,000	Morgan Stanley, 1.08%, 1/24/19	1,447
295,000	Morgan Stanley, 1.48%, 2/25/16	299
730,000	Morgan Stanley, 3.80%, 4/29/16	768
2,805,000	Murphy Oil Corp., 2.50%, 12/01/17	2,873
3,160,000	National Australia Bank Ltd. 144A,
	1.18%, 7/25/14 (a)	3,168
1,440,000	Nissan Motor Acceptance Corp. 144A,
	0.79%, 3/03/17 (a)	1,444
1,380,000	Noble Holding International Ltd.,
	3.45%, 8/01/15	1,426
3,520,000	North Shore Long Island Jewish Health Care
	Inc., 6.15%, 11/01/43	4,174
1,000,000	Novelis Inc./GA, 8.75%, 12/15/20 (b)	1,120
1,000,000	Peabody Energy Corp., 6.00%, 11/15/18 (b)	1,067
1,960,000	Petroleos Mexicanos 144A, 4.88%, 1/18/24 (a)(b)	2,033
1,505,000	Pfizer Inc., 7.20%, 3/15/39	2,085
3,060,000	Plains Exploration & Production Co.,
	6.50%, 11/15/20	3,393
2,335,000	Prudential Financial Inc., 5.63%, 6/15/43	2,423
3,800,000	RBS Citizens Financial Group Inc. 144A,
	4.15%, 9/28/22 (a)	3,781
1,000,000	Reynolds Group Issuer Inc./Reynolds Group
	Issuer LLC/Reynolds Group Issuer Lu,
	6.88%, 2/15/21 (b)	1,081
1,930,000	Rogers Communications Inc., 5.00%, 3/15/44 (b)	1,983
1,000,000	Sabre Inc. 144A, 8.50%, 5/15/19 (a)	1,106
1,000,000	SandRidge Energy Inc., 8.75%, 1/15/20 (b)	1,086
4,185,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	3,955
830,000	Senior Housing Properties Trust,
	4.75%, 5/01/24	833
1,635,000	Senior Housing Properties Trust,
	6.75%, 4/15/20	1,889
4,030,000	Sinopec Capital 2013 Ltd. 144A,
	1.88%, 4/24/18 (a)	3,932
2,815,000	SLM Corp., 6.13%, 3/25/24	2,804
2,010,000	Sompo Japan Insurance Inc. 144A,
	5.33%, 3/28/73 (a)	2,151
1,370,000	Sparebank 1 Boligkreditt AS 144A,
	2.63%, 5/27/16 (a)	1,422
1,000,000	Sprint Capital Corp., 6.90%, 5/01/19 (b)	1,102
2,745,000	Standard Chartered PLC 144A,
	3.95%, 1/11/23 (a)(b)	2,667
2,400,000	SunTrust Bank/Atlanta GA, 0.68%, 2/15/17	2,401
2,675,000	Teachers Insurance & Annuity Association of
	America 144A, 6.85%, 12/16/39 (a)	3,557
2,360,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	2,375
1,405,000	Textron Inc., 4.30%, 3/01/24	1,442
500,000	Time Warner Cable Inc., 8.25%, 4/01/19	634
1,000,000	T-Mobile USA Inc., 6.25%, 4/01/21 (b)	1,069

26	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,970,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	$ 4,020
2,295,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	2,263
1,000,000	Valeant Pharmaceuticals International 144A,
	7.00%, 10/01/20 (a)	1,075
1,335,000	Valero Energy Corp., 6.63%, 6/15/37	1,642
3,960,000	Verizon Communications Inc., 6.40%, 9/15/33	4,789
2,953,000	Vornado Realty LP, 4.25%, 4/01/15	3,022
1,070,000	Wells Fargo Capital X, 5.95%, 12/15/36	1,078
2,405,000	Wesfarmers Ltd. 144A, 1.87%, 3/20/18 (a)	2,388
2,328,000	Westvaco Corp., 7.95%, 2/15/31	2,910
1,860,000	Williams Companies Inc., 3.70%, 1/15/23 (b)	1,721
3,305,000	WM Wrigley Jr. Co. 144A, 3.38%, 10/21/20 (a)	3,404
1,745,000	Yum! Brands Inc., 6.88%, 11/15/37	2,173

Total Corporate Bond (Cost - $320,420)		330,512

FDIC Guaranteed (0%)
434,743	FDIC Structured Sale Guaranteed Notes 144A,
	0.88%, 12/04/20 (a)
	(Cost - $436)	439

Mortgage Backed (28%)
13,318	Bear Sterns ARM Trust 2003-1, 2.63%, 4/25/33	12
2,037,253	Connecticut Avenue Securities, 1.75%, 1/25/24	2,070
1,023,353	Connecticut Avenue Securities Series,
	2.15%, 10/25/23	1,047
1,290,000	Del Coronado Trust 144A, 0.95%, 3/15/26 (a)	1,292
5,620,000	Fannie Mae-Aces, 2.32%, 11/25/18	5,756
8,146,783	FG Q12837 30YR, 3.00%, 11/01/42	7,957
8,820,000	FN, 3.00%, 30YR TBA (c)	8,597
2,200,000	FN, 3.00%, 15YR TBA (c)	2,271
14,370,000	FN, 4.00%, 30YR TBA (c)	15,060
7,140,000	FN, 4.50%, 30YR TBA (c)	7,668
4,936,272	FN 254766 30YR, 5.00%, 6/01/33	5,452
3,240,876	FN 725423 30YR, 5.50%, 5/01/34	3,614
2,691,008	FN 725424 30YR, 5.50%, 4/01/34	3,000
5,342,901	FN 745418 30YR, 5.50%, 4/01/36	5,940
3,675,990	FN 995203 30YR, 5.00%, 7/01/35	4,056
3,298,496	FN AB6385 30YR, 3.00%, 10/01/42	3,218
2,107,169	FN AE0138 30YR, 4.50%, 3/01/40	2,279
4,075,781	FN AJ7689 30YR, 4.00%, 12/01/41	4,281
8,201,621	FN AL2221 15YR, 3.00%, 7/01/27	8,480
6,061,874	FN AL2521 30YR, 3.50%, 9/01/42	6,170
536,921	FN AL2605 15YR, 3.00%, 6/01/27	555
4,373,161	FN AO7975 15YR, 3.00%, 6/01/27	4,519
1,448,585	FNW 04-W2 4A, 2.86%, 2/25/44	1,478
1,400,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.35%, 2/25/24	1,446
1,501,421	G2 5140 30YR, 4.50%, 8/20/41	1,632
1,519,461	G2 5175 30YR, 4.50%, 9/20/41	1,648
3,902,134	G2 5259 30YR, 4.00%, 12/20/41	4,135
2,282,072	GN 711522 30YR, 4.50%, 7/15/40	2,500
5,659,474	GN 734089 30YR, 4.00%, 12/15/40	6,009
4,503,373	GN 745187 30YR, 4.50%, 7/15/40	4,903
8,565,926	GN AA5452 30YR, 3.50%, 7/15/42	8,840
300,000	Granite Master Issuer PLC, 1.01%, 12/17/54	287
182,382	Harborview Mortgage Loan Trust,
	2.75%, 1/19/35	180
1,490,000	Hilton USA Trust 2013-HLF 144A,
	1.15%, 11/05/30 (a)	1,492
1,720,000	Hilton USA Trust 2013-HLT 144A,
	2.66%, 11/05/30 (a)	1,737

Principal or Shares	Security Description	Value (000)

547,948	JP Morgan Mortgage Trust, 6.00%, 7/25/36	$ 508
7,407,627	JP Morgan Mortgage Trust 2013-1 144A,
	2.50%, 3/25/43 (a)	7,277
76,111	Landmark Mortgage Securities PLC,
	0.74%, 6/17/38 GBP(d)	124
51,469	Morgan Stanley Mortgage Loan Trust,
	2.07%, 7/25/34	52
44,865	Morgan Stanley Mortgage Loan Trust 2005-7,
	5.50%, 11/25/35	45
737,484	Motel 6 Trust 144A, 1.50%, 10/05/25 (a)	740
834,076	Prime Mortgage Trust, 5.00%, 10/25/35	836
2,521,896	Residential Asset Securitization Trust 2006-A8,
	6.00%, 8/25/36	2,177
106,123	Sequoia Mortgage Trust, 0.95%, 10/20/27	104
6,468,630	Sequoia Mortgage Trust 144A,
	3.00%, 5/25/43 (a)	6,198
3,389,389	Sequoia Mortgage Trust, 3.50%, 9/25/42	3,347
1,300,000	Springleaf Mortgage Loan Trust 144A,
	5.58%, 6/25/58 (a)	1,303
1,895,121	Structured Agency Credit Risk Debt Notes,
	1.60%, 11/25/23	1,913
42,100	Structured Asset Mortgage Investments Inc.,
	3.71%, 7/25/32	44
9,497	Structured Asset Securities Corp.,
	0.00%, 8/25/32	5
1,558,109	Thornburg Mortgage Securities Trust,
	0.89%, 9/25/44	1,485
1,051,591	WaMu Mortgage Pass Through Certificates,
	2.25%, 7/25/37	888

Total Mortgage Backed (Cost - $167,789)		166,627

Municipal (1%)
1,495,000	California State, 7.55%, 4/01/39	2,119
2,170,000	Florida Hurricane Catastrophe Fund Finance
	Corp., 2.11%, 7/01/18	2,175
1,820,000	New Jersey Transportation Trust Fund Authority,
	1.76%, 12/15/18	1,792
770,000	State Board of Administration Finance Corp.,
	3.00%, 7/01/20	772
1,000,000	State of Washington, 1.70%, 7/01/20	943

Total Municipal (Cost - $7,180)		7,801

U.S. Treasury (10%)
26,000,000	U.S. Treasury Bill, 0.00%, 8/14/14 (e)(f)(g)	25,998
22,900,000	U.S. Treasury Note, 2.25%, 4/30/21 (f)	22,891
22,000,000	U.S. Treasury Strip Principal, 0.00%, 11/15/40	8,627

Total U.S. Treasury (Cost - $57,791)		57,516

Preferred Stock (0%)
15,600	Farm Credit Bank of Texas
	(Cost - $1,560)	1,610

Investment Company (13%)
23,179,913	Payden Cash Reserves Money Market Fund *	23,180
944,771	Payden Emerging Markets Bond Fund,
	Institutional Class *	13,047
1,800,000	Payden Emerging Markets Corporate Bond Fund,
	Institutional Class *	18,396
646,094	Payden Emerging Markets Local Bond Fund,
	Investor Class *	5,718
1,522,172	Payden Floating Rate Fund, Institutional Class *	15,328

Semi-Annual Report	27

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

115,337	Payden High Income Fund, Investor Class *	$ 827

Total Investment Company (Cost - $76,656)		76,496

Total (Cost - $661,256) (112%)		670,486
Liabilities in excess of Other Assets (-12%)		(72,092)

Net Assets (100%)		$ 598,394

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At April 30, 2014, the total market value of the Fund’s securities on loan is $19,371 and the total market value of the collateral held by the Fund is $20,000. Amounts in 000s.
(c)	Security was purchased on a delayed delivery basis.
(d)	Principal in foreign currency.
(e)	All or portion of the security is pledged to cover open futures contract margin requirements.
(f)	Yield to maturity at time of purchase.
(g)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
7/28/2014	British Pound (Buy 7,938)	UBS AG	$82
6/30/2014	Japanese Yen (Sell 1,977,800)	Barclays Bank PLC	43
6/23/2014	Norwegian Krone (Buy 81,203)	JPMorgan Chase Bank, N.A.	131
5/21/2014	Poland Zloty (Buy 40,722)	Barclays Bank PLC	134

			$390

Liabilities:
5/22/2014	Australian Dollar (Sell 6,518)	Royal Bank of Canada	$(195)
5/8/2014	British Pound (Sell 80)	HSBC Bank USA, N.A.	(2)
5/22/2014	Canadian Dollar (Sell 14,817)	Royal Bank of Canada	(56)
7/29/2014	Euro (Sell 25,682)	HSBC Bank USA, N.A.	(125)
7/30/2014	Swiss Franc (Sell 11,792)	State Street Bank & Trust Co.	(7)

			$(385)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
26	Japan 10 Year Bond Future	Jun-14	$(36,856)	$(33)
426	U.S. Treasury 10 Year Note Future	Jun-14	53,004	155

				$122

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)		Value (000s)
Barclays Bank PLC	3M US LIBOR	(4.01)%	Dec-40	USD	9,400	$(1,142)

See notes to financial statements.

28	Payden Mutual Funds

Payden Corporate Bond Fund

The Fund seeks a high level of total return that is consistent with the preservation of capital by generally investing 80% of its assets in investment grade corporate bonds with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Financial	39%
Investment Company	15%
Energy	12%
Telecommunication	10%
Other	24%

Schedule of Investments - April 30, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans (0%)
200,000	Lions Gate Entertainment Corp.,
	5.50%, 7/19/20
	(Cost - $200)	$ 204

Corporate Bond (92%)
Consumer Cyclical (4%)
370,289	American Airlines 2013-2 Class B Pass Through
	Trust 144A, 5.60%, 7/15/20 (a)	388
355,000	Gap Inc., 5.95%, 4/12/21 (b)	405
550,000	General Motors Co. 144A, 6.25%, 10/02/43 (a)	605
730,000	Glencore Funding LLC 144A, 1.39%, 5/27/16 (a)	734
540,000	Yum! Brands Inc., 6.88%, 11/15/37 (b)	672

		2,804

Consumer Non-Cyclical (5%)
300,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	301
180,000	Beverages & More Inc. 144A,
	10.00%, 11/15/18 (a)	187
475,000	Central American Bottling Corp. 144A,
	6.75%, 2/09/22 (a)	504
650,000	Mallinckrodt International Finance SA,
	3.50%, 4/15/18	648
142,000	Mondelez International Inc., 6.50%, 2/09/40 (b)	182
250,000	Mylan Inc. 144A, 6.00%, 11/15/18 (a)	263
590,000	North Shore Long Island Jewish Health Care
	Inc., 6.15%, 11/01/43	700
445,000	Pfizer Inc., 7.20%, 3/15/39	616

		3,401

Energy (14%)
290,000	Buckeye Partners LP, 5.85%, 11/15/43	319
550,000	Canadian Natural Resources Ltd.,
	3.80%, 4/15/24	562
300,000	Canadian Natural Resources Ltd.,
	6.25%, 3/15/38 (b)	369
605,000	Cenovus Energy Inc., 6.75%, 11/15/39	773
605,000	Continental Resources Inc./OK,
	5.00%, 9/15/22 (b)	641
405,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (a)	517
545,000	Ecopetrol SA, 7.63%, 7/23/19	658
325,000	Encana Corp., 6.50%, 8/15/34	395
770,000	Energy Transfer Partners LP, 4.15%, 10/01/20	805
550,000	Enterprise Products Operating LLC,
	6.65%, 10/15/34 (b)	688
190,000	KazMunaiGaz Finance Sub BV,
	9.13%, 7/02/18 (c)	228
250,000	Kinder Morgan Inc./DE 144A,
	5.00%, 2/15/21 (a)(b)	251
635,000	Murphy Oil Corp., 2.50%, 12/01/17	650
500,000	Nexen Energy ULC, 7.50%, 7/30/39	660
320,000	Petroleos Mexicanos, 2.25%, 7/18/18	334

Principal or Shares	Security Description	Value (000)

770,000	Plains Exploration & Production Co.,
	6.50%, 11/15/20	$ 854
210,000	TransCanada PipeLines Ltd., 7.63%, 1/15/39	302
350,000	Valero Energy Corp., 6.63%, 6/15/37	430
325,000	Williams Companies Inc., 3.70%, 1/15/23 (b)	301

		9,737

Financial (43%)
510,000	Affiliated Managers Group Inc.,
	4.25%, 2/15/24 (b)	520
200,000	AIA Group Ltd. 144A, 4.88%, 3/11/44 (a)	206
430,000	Air Lease Corp., 5.63%, 4/01/17	475
250,000	Ally Financial Inc., 4.75%, 9/10/18 (b)	266
810,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	814
825,000	Bank of America Corp., 4.00%, 4/01/24	831
330,000	Bank of America Corp., 7.63%, 6/01/19	408
370,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	420
252,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	254
845,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	938
950,000	BioMed Realty LP, 3.85%, 4/15/16	1,000
465,000	BPCE SA 144A, 5.15%, 7/21/24 (a)(b)	474
395,000	BPCE SA 144A, 5.70%, 10/22/23 (a)(b)	419
485,000	Carlyle Holdings II Finance LLC 144A,
	5.63%, 3/30/43 (a)	529
250,000	Citigroup Inc., 5.90%, 12/29/49	248
115,000	Citigroup Inc., 6.00%, 10/31/33	127
925,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank
	BA/Netherlands, 5.75%, 12/01/43	1,037
850,000	Digital Realty Trust LP, 5.88%, 2/01/20 (b)	938
340,000	Farmers Exchange Capital II 144A,
	6.15%, 11/01/53 (a)	377
700,000	Fifth Third Bancorp, 5.10%, 12/29/49	649
400,000	FMR LLC 144A, 6.45%, 11/15/39 (a)	498
100,000	General Electric Capital Corp., 6.25%, 12/29/49	109
1,415,000	General Electric Capital Corp., 6.38%, 11/15/67	1,578
205,000	General Motors Financial Co. Inc.,
	4.75%, 8/15/17	220
600,000	Goldman Sachs Group Inc., 1.83%, 11/29/23	615
600,000	Goldman Sachs Group Inc., 5.63%, 1/15/17 (b)	662
250,000	Goldman Sachs Group Inc., 5.70%, 12/29/49	256
460,000	Goldman Sachs Group Inc., 7.50%, 2/15/19	559
315,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)	359
1,035,000	HSBC Holdings PLC, 4.25%, 3/14/24 (b)	1,048
345,000	HSBC USA Inc., 5.00%, 9/27/20	380
940,000	ING Bank NV, 4.13%, 11/21/23	956
500,000	ING U.S. Inc., 5.65%, 5/15/53 (b)	502

Semi-Annual Report	29

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

600,000	International Lease Finance Corp.,
	2.18%, 6/15/16	$ 609
360,000	Intesa Sanpaolo SpA, 2.38%, 1/13/17	364
855,000	JPMorgan Chase & Co., 3.38%, 5/01/23 (b)	820
325,000	KKR Group Finance Co. II LLC 144A,
	5.50%, 2/01/43 (a)	352
250,000	Lloyds TSB Bank PLC 144A,
	6.50%, 9/14/20 (a)(b)	288
510,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (a)	581
230,000	Merrill Lynch & Co. Inc., 6.11%, 1/29/37 (b)	260
105,000	Merrill Lynch & Co. Inc., 6.88%, 4/25/18	124
505,000	MetLife Inc., 6.40%, 12/15/36	550
50,000	MetLife Inc., 10.75%, 8/01/39 (b)	77
500,000	Morgan Stanley, 5.45%, 12/29/49	504
280,000	National Rural Utilities Cooperative Finance
	Corp., 8.00%, 3/01/32	402
350,000	Pacific Life Insurance Co. 144A,
	9.25%, 6/15/39 (a)	531
325,000	Prudential Financial Inc., 5.63%, 6/15/43	337
200,000	Prudential Financial Inc., 5.88%, 9/15/42 (b)	211
625,000	QBE Insurance Group Ltd. 144A,
	2.40%, 5/01/18 (a)	614
250,000	RBS Citizens Financial Group Inc. 144A,
	4.15%, 9/28/22 (a)	249
685,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	647
225,000	Senior Housing Properties Trust,
	4.75%, 5/01/24	226
365,000	Senior Housing Properties Trust,
	6.75%, 4/15/20	422
640,000	SLM Corp., 6.13%, 3/25/24	637
470,000	Sompo Japan Insurance Inc. 144A,
	5.33%, 3/28/73 (a)	503
525,000	Standard Chartered PLC 144A,
	3.95%, 1/11/23 (a)(b)	510
500,000	Standard Chartered PLC 144A,
	5.70%, 3/26/44 (a)(b)	505
490,000	Sydney Airport Finance Co. Pty Ltd. 144A,
	3.90%, 3/22/23 (a)	487
670,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	907
125,000	Wells Fargo Capital X, 5.95%, 12/15/36	126

		30,515

Healthcare (2%)
180,000	Dignity Health, 3.13%, 11/01/22	167
740,000	Dignity Health, 4.50%, 11/01/42	669
150,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22	149
410,000	Memorial Sloan-Kettering Cancer Center,
	4.13%, 7/01/52	374
200,000	Valeant Pharmaceuticals International 144A,
	7.00%, 10/01/20 (a)	215

		1,574

Industrial (4%)
440,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	461
620,000	Embraer Overseas Ltd., 6.38%, 1/15/20	692
450,000	Heathrow Funding Ltd. 144A,
	4.88%, 7/15/21 (a)	489

Principal or Shares	Security Description	Value (000)

450,000	JB Hunt Transport Services Inc., 3.38%, 9/15/15	$ 463
420,000	Ryder System Inc., 3.50%, 6/01/17	446
300,000	Textron Inc., 5.60%, 12/01/17	338

		2,889

Material (4%)
250,000	Anglo American Capital PLC 144A,
	2.63%, 9/27/17 (a)	255
350,000	Anglo American Capital PLC 144A,
	4.13%, 4/15/21 (a)	352
480,000	ArcelorMittal, 6.13%, 6/01/18	528
280,000	Ashland Inc., 3.88%, 4/15/18 (b)	289
370,000	Barrick Gold Corp., 6.95%, 4/01/19	439
155,000	Dow Chemical Co., 9.40%, 5/15/39	251
570,000	Westvaco Corp., 7.95%, 2/15/31 (b)	713

		2,827

Telecommunication (11%)
250,000	AMC Networks Inc., 4.75%, 12/15/22	251
270,000	American Tower Corp., 3.50%, 1/31/23	260
250,000	AT&T Inc., 6.55%, 2/15/39	302
255,000	CC Holdings GS V LLC, 3.85%, 4/15/23	251
90,000	CenturyLink Inc., 5.80%, 3/15/22	93
250,000	Colombia Telecomunicaciones SA ESP 144A,
	5.38%, 9/27/22 (a)	248
100,000	Comcast Corp., 6.40%, 5/15/38	125
250,000	IAC/InterActiveCorp 144A,
	4.75%, 12/15/22 (a)(b)	247
175,000	News America Inc., 9.50%, 7/15/24	237
480,000	Rogers Communications Inc., 5.00%, 3/15/44 (b)	493
1,000,000	Sirius XM Radio Inc. 144A, 4.25%, 5/15/20 (a)	962
200,000	SK Telecom Co. Ltd. 144A, 2.13%, 5/01/18 (a)	199
200,000	TBG Global Pte Ltd. 144A, 4.63%, 4/03/18 (a)	197
560,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	564
525,000	Time Warner Cable Inc., 5.85%, 5/01/17	595
100,000	Time Warner Entertainment Co. LP,
	8.38%, 7/15/33	145
400,000	Time Warner Inc., 7.63%, 4/15/31	546
1,235,000	Verizon Communications Inc., 6.40%, 9/15/33	1,494
200,000	Verizon Global Funding Corp., 7.75%, 6/15/32	269

		7,478

Utility (5%)
350,000	Abengoa Transmision Sur SA 144A,
	6.88%, 4/30/43 (a)	365
200,000	Ameren Energy Generating Co., 7.95%, 6/01/32	173
195,000	Electricite de France SA 144A,
	5.25%, 1/29/49 (a)	200
1,005,000	Electricite de France SA 144A,
	6.00%, 1/22/14 (a)	1,101
830,000	FirstEnergy Corp., 2.75%, 3/15/18	836
250,000	MidAmerican Energy Holdings Co.,
	6.13%, 4/01/36	306
225,000	Sempra Energy, 9.80%, 2/15/19	299

		3,280

Total Corporate Bond (Cost - $61,461)		64,505

Foreign Government (1%)
750,000	Fondo MIVIVIENDA SA 144A,
	3.38%, 4/02/19 (a)
	(Cost - $748)	750

30	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Municipal (1%)
505,000	Florida Hurricane Catastrophe Fund Finance
	Corp., 2.11%, 7/01/18	$ 506
350,000	San Diego County Regional Airport Authority,
	5.59%, 7/01/43	369

Total Municipal (Cost - $855)		875

U.S. Treasury (0%)
200,000	U.S. Treasury Bill, 0.00%, 8/14/14 (d)(e)
	(Cost - $200)	200

Preferred Stock (1%)
4,400	Farm Credit Bank of Texas
	(Cost - $440)	454

Investment Company (16%)
9,703,909	Payden Cash Reserves Money Market Fund *	9,704
124,226	Payden Equity Income Fund, Investor Class *	1,681

Total Investment Company (Cost - $11,284)		11,385

Total (Cost - $75,188) (111%)		78,373
Liabilities in excess of Other Assets (-11%)		(8,030)

Net Assets (100%)		$ 70,343

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At April 30, 2014, the total market value of the Fund’s securities on loan is $8,641 and the total market value of the collateral held by the Fund is $8,891. Amounts in 000s.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	All or portion of the security is pledged to cover open futures contract margin requirements.
(e)	Yield to maturity at time of purchase.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Depreciation (000s)
17	U.S. Treasury 10 Year Note Future	Jun-14	$(2,115)	$(12)

See notes to financial statements.

Semi-Annual Report	31

Payden High Income Fund

The Fund seeks high current income and capital appreciation by generally investing in below investment grade debt instruments and income producing securities of U.S. and foreign issuers with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Energy	18%
Telecommunication	14%
Consumer Cyclical	14%
Financial	12%
Other	42%

Schedule of Investments - April 30, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans (1%)
1,500,000	Goodyear Tire & Rubber Co., 4.75%, 4/30/19	$ 1,510
2,279,288	HCA Inc. Term Loan B4 1L, 2.93%, 5/01/18	2,280

Total Bank Loans (Cost - $3,773)		3,790

Corporate Bond (94%)
Consumer Cyclical (15%)
4,650,000	Air Canada 144A, 6.75%, 10/01/19 (a)	5,016
3,100,000	Air Canada 144A, 7.75%, 4/15/21 (a)	3,166
4,562,339	American Airlines 2013-1 Class B Pass Through
	Trust 144A, 5.63%, 1/15/21 (a)	4,676
2,900,000	American Axle & Manufacturing Inc.,
	6.25%, 3/15/21	3,081
2,585,000	AmeriGas Finance LLC / AmeriGas Finance
	Corp., 7.00%, 5/20/22	2,857
1,193,000	AmeriGas Partners LP / AmeriGas Finance Corp., 6.50%, 5/20/21	1,286
3,560,000	Avianca Holdings SA / Avianca Leasing LLC /
	Grupo Taca Holdings Ltd. 144A,
	8.38%, 5/10/20 (a)	3,729
2,700,000	Bon-Ton Department Stores Inc. (The),
	8.00%, 6/15/21 (b)	2,585
5,250,000	Boyd Gaming Corp., 9.13%, 12/01/18 (b)	5,657
3,680,000	Caesars Entertainment Resort Properties LLC /
	Caesars Entertainment Resort Prope 144A,
	8.00%, 10/01/20 (a)	3,846
5,600,000	Chrysler Group LLC / CG Co-Issuer Inc.,
	8.00%, 6/15/19	6,160
2,470,000	ClubCorp Club Operations Inc.,
	10.00%, 12/01/18	2,736
3,450,000	D.R. Horton Inc., 4.38%, 9/15/22	3,420
5,500,000	Dana Holding Corp., 6.50%, 2/15/19	5,871
1,600,000	First Cash Financial Services Inc. 144A,
	6.75%, 4/01/21 (a)	1,662
4,000,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22 (b)	4,430
5,300,000	Intrepid Aviation Group Holdings LLC / Intrepid
	Finance Co. 144A, 6.88%, 2/15/19 (a)	5,512
4,900,000	Jo-Ann Stores Inc. 144A, 8.13%, 3/15/19 (a)	5,114
2,500,000	L Brands Inc., 6.63%, 4/01/21	2,809
3,150,000	Lear Corp., 8.13%, 3/15/20	3,441
5,150,000	Levi Strauss & Co., 6.88%, 5/01/22 (b)	5,723
399,000	Libbey Glass Inc., 6.88%, 5/15/20	412
5,025,000	MGM Resorts International, 5.25%, 3/31/20 (b)	5,178
5,563,000	Mobile Mini Inc., 7.88%, 12/01/20	6,189
3,385,000	Party City Holdings Inc. 144A,
	8.88%, 8/01/20 (a)(b)	3,791
4,000,000	Regal Entertainment Group, 5.75%, 3/15/22	4,130
2,000,000	Sabre Inc. 144A, 8.50%, 5/15/19 (a)	2,213

Principal or Shares	Security Description	Value (000)

4,264,000	Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.50%, 10/01/18	$ 4,541
3,500,000	Taylor Morrison Communities Inc. / Monarch
	Communities Inc. 144A, 5.63%, 3/01/24 (a)	3,456
2,948,000	Visteon Corp., 6.75%, 4/15/19 (b)	3,103
4,300,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital
	Corp., 7.88%, 5/01/20	4,730

		120,520

Consumer Non-Cyclical (11%)
2,640,000	ACCO Brands Corp., 6.75%, 4/30/20 (b)	2,759
2,200,000	ARAMARK Corp. 144A, 5.75%, 3/15/20 (a)	2,318
4,700,000	Ashtead Capital Inc. 144A, 6.50%, 7/15/22 (a)	5,123
2,480,000	C&S Group Enterprises LLC 144A,
	8.38%, 5/01/17 (a)	2,595
4,365,000	Central Garden and Pet Co., 8.25%, 3/01/18 (b)	4,529
4,300,000	Dole Food Co. Inc. 144A, 7.25%, 5/01/19 (a)	4,348
4,110,000	Elizabeth Arden Inc., 7.38%, 3/15/21	4,531
4,500,000	Endo Finance Co. 144A, 5.75%, 1/15/22 (a)	4,658
5,500,000	Hawk Acquisition Sub Inc. 144A,
	4.25%, 10/15/20 (a)	5,434
4,500,000	Hertz Corp., 6.75%, 4/15/19 (b)	4,849
4,100,000	Ingles Markets Inc., 5.75%, 6/15/23	4,110
3,000,000	Iron Mountain Inc., 5.75%, 8/15/24 (b)	2,977
3,080,000	Iron Mountain Inc., 7.75%, 10/01/19	3,403
2,180,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (a)	2,354
3,280,000	JBS SA 144A, 10.50%, 8/04/16 (a)	3,723
4,000,000	Kinetic Concepts Inc. / KCI USA Inc.,
	10.50%, 11/01/18	4,590
5,000,000	NBTY Inc., 9.00%, 10/01/18	5,390
4,500,000	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC, 9.00%, 4/15/19	4,826
3,250,000	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC, 9.88%, 8/15/19 (b)	3,624
2,700,000	Sun Products Corp. (The) 144A,
	7.75%, 3/15/21 (a)(b)	2,457
3,500,000	United Rentals North America Inc.,
	7.63%, 4/15/22	3,955

		82,553

Energy (19%)
3,975,000	Access Midstream Partners LP / ACMP Finance
	Corp., 6.13%, 7/15/22	4,318
4,305,000	Atlas Pipeline Partners LP / Atlas Pipeline
	Finance Corp., 6.63%, 10/01/20	4,585
3,300,000	BreitBurn Energy Partners LP / BreitBurn
	Finance Corp., 7.88%, 4/15/22	3,589

32	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

9,000,000	Chesapeake Energy Corp., 6.13%, 2/15/21 (b)	$ 9,900
1,000,000	Chesapeake Energy Corp., 6.88%, 11/15/20	1,140
4,900,000	Cimarex Energy Co., 5.88%, 5/01/22	5,353
4,000,000	CONSOL Energy Inc. 144A,
	5.88%, 4/15/22 (a)(b)	4,130
4,500,000	CVR Refining LLC / Coffeyville Finance Inc.,
	6.50%, 11/01/22	4,747
5,150,000	Denbury Resources Inc., 4.63%, 7/15/23	4,925
1,920,000	El Paso LLC, 6.50%, 9/15/20 (b)	2,131
1,185,000	El Paso LLC, 7.75%, 1/15/32 (b)	1,286
5,200,000	EP Energy LLC / EP Energy Finance Inc.,
	9.38%, 5/01/20	6,019
4,855,000	EXCO Resources Inc., 7.50%, 9/15/18	4,964
2,700,000	Forest Oil Corp., 7.25%, 6/15/19 (b)	2,383
2,000,000	Kinder Morgan Inc./DE 144A,
	5.00%, 2/15/21 (a)	2,010
4,700,000	Laredo Petroleum Inc., 7.38%, 5/01/22	5,205
4,600,000	Legacy Reserves LP / Legacy Reserves Finance
	Corp., 6.63%, 12/01/21	4,600
5,000,000	Linn Energy LLC / Linn Energy Finance Corp
	144A, 7.25%, 11/01/19 (a)(b)	5,194
3,000,000	Linn Energy LLC / Linn Energy Finance Corp.,
	7.75%, 2/01/21	3,225
3,284,000	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp., 6.25%, 6/15/22	3,555
5,500,000	MEG Energy Corp. 144A, 6.38%, 1/30/23 (a)	5,734
3,350,000	Newfield Exploration Co., 5.63%, 7/01/24	3,509
1,000,000	Newfield Exploration Co., 6.88%, 2/01/20	1,070
4,750,000	Nielsen Co. Luxembourg SARL 144A,
	5.50%, 10/01/21 (a)	4,976
4,000,000	Niska Gas Storage Canada ULC / Niska Gas
	Storage Canada Finance Corp. 144A,
	6.50%, 4/01/19 (a)	3,925
6,000,000	Peabody Energy Corp., 6.25%, 11/15/21 (b)	6,120
4,000,000	Penn Virginia Resource Partners LP / Penn
	Virginia Resource Finance Corp.,
	6.50%, 5/15/21	4,320
3,000,000	Sabine Pass Liquefaction LLC,
	5.63%, 2/01/21 (b)	3,112
5,000,000	Samson Investment Co. 144A,
	10.75%, 2/15/20 (a)	5,300
2,350,000	SandRidge Energy Inc., 7.50%, 3/15/21	2,509
2,000,000	SandRidge Energy Inc., 8.13%, 10/15/22 (b)	2,175
4,600,000	SESI LLC, 7.13%, 12/15/21	5,198
5,500,000	SM Energy Co., 6.50%, 1/01/23	5,954
3,000,000	Targa Resources Partners LP / Targa Resources
	Partners Finance Corp., 6.88%, 2/01/21	3,232
3,000,000	Tesoro Corp., 5.38%, 10/01/22	3,127
4,475,000	Vanguard Natural Resources LLC / VNR Finance Corp., 7.88%, 4/01/20	4,844
5,075,000	WPX Energy Inc., 6.00%, 1/15/22	5,272

		153,636

Financial (13%)
4,600,000	Abengoa Finance SAU 144A, 7.75%, 2/01/20 (a)	5,072
4,100,000	Aircastle Ltd., 5.13%, 3/15/21	4,131
1,550,000	Ally Financial Inc., 3.50%, 1/27/19	1,560
8,500,000	Ally Financial Inc., 7.50%, 9/15/20	10,104
4,000,000	Ally Financial Inc., 8.00%, 3/15/20	4,855

Principal or Shares	Security Description	Value (000)

3,000,000	CIT Group Inc., 4.25%, 8/15/17 (b)	$ 3,150
4,600,000	CIT Group Inc., 5.38%, 5/15/20	4,928
4,700,000	Citigroup Inc., 5.95%, 7/29/49 (b)	4,653
4,325,000	CNO Financial Group Inc. 144A,
	6.38%, 10/01/20 (a)	4,693
3,850,000	Commerzbank AG 144A, 8.13%, 9/19/23 (a)	4,514
3,500,000	Denali Borrower LLC / Denali Finance Corp.
	144A, 5.63%, 10/15/20 (a)(b)	3,605
4,500,000	Fifth Street Finance Corp., 4.88%, 3/01/19	4,659
5,040,000	General Motors Financial Co. Inc.,
	4.75%, 8/15/17	5,405
3,500,000	Hartford Financial Services Group Inc.,
	8.13%, 6/15/38	4,143
3,500,000	Hockey Merger Sub 2 Inc. 144A,
	7.88%, 10/01/21 (a)	3,754
4,300,000	Icahn Enterprises LP / Icahn Enterprises Finance
	Corp. 144A, 6.00%, 8/01/20 (a)	4,558
4,700,000	ING U.S. Inc., 5.65%, 5/15/53	4,723
3,230,000	Intercorp Retail Trust 144A,
	8.88%, 11/14/18 (a)(b)	3,496
4,300,000	International Lease Finance Corp.,
	4.63%, 4/15/21	4,292
4,000,000	Liberty Mutual Group Inc. 144A,
	7.80%, 3/15/37 (a)	4,570
5,300,000	MPT Operating Partnership LP / MPT Finance
	Corp., 6.88%, 5/01/21	5,790
4,000,000	Neuberger Berman Group LLC / Neuberger
	Berman Finance Corp 144A, 5.88%, 3/15/22 (a)	4,280
4,500,000	Royal Bank of Scotland Group PLC,
	6.10%, 6/10/23	4,776

		105,711

Healthcare (7%)
6,800,000	Biomet Inc., 6.50%, 8/01/20	7,472
6,000,000	CHS/Community Health Systems Inc. 144A,
	6.88%, 2/01/22 (a)(b)	6,248
2,000,000	CHS/Community Health Systems Inc.,
	8.00%, 11/15/19 (b)	2,197
4,000,000	DaVita HealthCare Partners Inc.,
	5.75%, 8/15/22	4,250
5,000,000	Hanger Inc., 7.13%, 11/15/18	5,338
4,000,000	HCA Inc., 5.88%, 5/01/23	4,080
4,750,000	HCA Inc., 6.50%, 2/15/20 (b)	5,308
1,000,000	HCA Inc., 7.25%, 9/15/20	1,081
4,950,000	HCA Inc., 7.50%, 2/15/22	5,658
404,000	HealthSouth Corp., 7.25%, 10/01/18	428
1,240,000	Tenet Healthcare Corp. 144A, 5.00%, 3/01/19 (a)	1,246
1,000,000	Tenet Healthcare Corp., 8.00%, 8/01/20	1,090
2,000,000	Valeant Pharmaceuticals International 144A,
	6.38%, 10/15/20 (a)	2,160
2,000,000	Valeant Pharmaceuticals International 144A,
	6.75%, 8/15/18 (a)	2,175
5,000,000	Valeant Pharmaceuticals International 144A,
	7.00%, 10/01/20 (a)	5,375
1,200,000	Valeant Pharmaceuticals International 144A,
	7.50%, 7/15/21 (a)	1,344

		55,450

Semi-Annual Report	33

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

Industrial (5%)
4,000,000	Ardagh Packaging Finance PLC 144A,
	9.13%, 10/15/20 (a)	$ 4,470
1,960,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	2,054
4,550,000	Bombardier Inc. 144A, 5.75%, 3/15/22 (a)	4,652
2,000,000	Bombardier Inc. 144A, 7.75%, 3/15/20 (a)	2,290
4,500,000	CHC Helicopter SA, 9.25%, 10/15/20	4,860
4,070,000	Manitowoc Co. Inc., 5.88%, 10/15/22 (b)	4,416
4,650,000	Silgan Holdings Inc., 5.00%, 4/01/20	4,813
3,500,000	Spirit Aerosystems Inc., 6.75%, 12/15/20	3,806
3,100,000	Stena AB 144A, 7.00%, 2/01/24 (a)	3,147
3,510,000	TransDigm Inc., 7.75%, 12/15/18	3,756
2,800,000	Triumph Group Inc., 4.88%, 4/01/21	2,772

		41,036

Material (6%)
5,600,000	ArcelorMittal, 6.75%, 2/25/22 (b)	6,230
4,500,000	Eldorado Gold Corp. 144A, 6.13%, 12/15/20 (a)	4,534
3,700,000	FMG Resources August 2006 Pty Ltd. 144A,
	6.88%, 2/01/18 (a)(b)	3,913
3,000,000	FMG Resources August 2006 Pty Ltd. 144A,
	8.25%, 11/01/19 (a)(b)	3,326
3,700,000	Hexion US Finance Corp. / Hexion Nova Scotia
	Finance ULC, 8.88%, 2/01/18	3,871
4,900,000	Huntsman International LLC, 8.63%, 3/15/21 (b)	5,488
4,000,000	Imperial Metals Corp. 144A, 7.00%, 3/15/19 (a)	4,095
1,400,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (a)	1,547
1,800,000	INEOS Group Holdings SA 144A,
	5.88%, 2/15/19 (a)	1,840
4,400,000	INEOS Group Holdings SA 144A,
	6.13%, 8/15/18 (a)	4,576
2,000,000	PolyOne Corp., 7.38%, 9/15/20 (b)	2,197
5,100,000	Tronox Finance LLC, 6.38%, 8/15/20 (b)	5,228

		46,845

Technology (2%)
800,000	First Data Corp. 144A, 6.75%, 11/01/20 (a)	858
2,424,000	First Data Corp. 144A, 8.25%, 1/15/21 (a)(b)	2,624
2,424,000	First Data Corp., 12.63%, 1/15/21 (b)	2,921
4,460,000	Freescale Semiconductor Inc. 144A,
	6.00%, 1/15/22 (a)(b)	4,672
5,000,000	MMI International Ltd. 144A,
	8.00%, 3/01/17 (a)(b)	5,131

		16,206

Telecommunication (15%)
3,200,000	Altice SA 144A, 7.75%, 5/15/22 (a)	3,340
3,050,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 5.13%, 2/15/23 (b)	2,989
3,300,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 6.50%, 4/30/21	3,535
1,000,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 7.38%, 6/01/20 (b)	1,101
7,660,000	CenturyLink Inc., 5.80%, 3/15/22	7,890
5,000,000	CenturyLink Inc., 6.45%, 6/15/21	5,413
3,735,000	Cincinnati Bell Inc., 8.75%, 3/15/18	3,924
3,465,000	Clear Channel Worldwide Holdings Inc.,
	6.50%, 11/15/22	3,725
1,285,000	Clear Channel Worldwide Holdings Inc.,
	6.50%, 11/15/22	1,375

Principal or Shares	Security Description	Value (000)

3,490,000	CSC Holdings LLC, 8.63%, 2/15/19	$ 4,179
2,750,000	DISH DBS Corp., 5.00%, 3/15/23 (b)	2,812
5,500,000	DISH DBS Corp., 5.88%, 7/15/22	5,947
4,750,000	DISH DBS Corp., 6.75%, 6/01/21 (b)	5,379
3,550,000	Frontier Communications Corp.,
	7.13%, 1/15/23 (b)	3,683
2,000,000	Frontier Communications Corp.,
	8.13%, 10/01/18 (b)	2,338
6,150,000	Intelsat Jackson Holdings SA,
	7.25%, 10/15/20 (b)	6,657
1,800,000	Numericable Group SA 144A,
	6.00%, 5/15/22 (a)	1,845
4,320,000	SBA Communications Corp., 5.63%, 10/01/19	4,552
4,600,000	Sinclair Television Group Inc. 144A,
	6.38%, 11/01/21 (a)	4,807
4,300,000	Softbank Corp. 144A, 4.50%, 4/15/20 (a)	4,327
1,230,000	Sprint Capital Corp., 6.88%, 11/15/28	1,221
9,000,000	Sprint Capital Corp., 6.90%, 5/01/19	9,922
2,200,000	Sprint Communications Inc.,
	6.00%, 11/15/22 (b)	2,228
5,000,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	5,206
3,000,000	T-Mobile USA Inc., 6.13%, 1/15/22 (b)	3,165
5,500,000	T-Mobile USA Inc., 6.25%, 4/01/21 (b)	5,878
5,600,000	UPCB Finance III Ltd. 144A, 6.63%, 7/01/20 (a)	6,006
2,540,000	Windstream Corp., 6.38%, 8/01/23 (b)	2,483
2,850,000	Windstream Corp., 7.50%, 6/01/22 (b)	3,057
1,590,000	Windstream Corp., 7.88%, 11/01/17	1,834

		120,818

Utility (1%)
1,440,000	Calpine Corp. 144A, 7.88%, 7/31/20 (a)	1,586
2,176,000	Calpine Corp. 144A, 7.88%, 1/15/23 (a)(b)	2,448
5,700,000	GenOn Energy Inc., 9.88%, 10/15/20	5,999

		10,033

Total Corporate Bond (Cost - $708,817)		752,808

Mortgage Backed (1%)
1,600,000	Connecticut Avenue Securities Series,
	5.40%, 10/25/23	1,863
4,500,000	Structured Agency Credit Risk Debt Notes,
	4.40%, 11/25/23	4,872

Total Mortgage Backed (Cost - $6,100)		6,735

U.S. Treasury (4%)
31,450,000	U.S. Treasury Note, 2.25%, 4/30/21
	(Cost - $31,438)	31,438

Preferred Stock (0%)
25,000	Farm Credit Bank of Texas 144A (a)
	(Cost - $2,500)	2,580

Investment Company (9%)
60,672,238	Payden Cash Reserves Money Market Fund *	60,672
900,000	Payden Emerging Markets Corporate Bond Fund, Institutional Class *	9,198
497,024	Payden Floating Rate Fund, Institutional Class *	5,005

Total Investment Company (Cost - $74,643)		74,875

Total (Cost - $827,271) (109%)		872,226
Liabilities in excess of Other Assets (-9%)		(74,813)

Net Assets (100%)		$ 797,413

34	Payden Mutual Funds

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At April 30, 2014, the total market value of the Fund’s securities on loan is $48,034, and the total market value of the collateral held by the Fund is $50,000. Amounts in 000s.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
7/28/2014	British Pound (Buy 7,211)	UBS AG	$ 74
6/30/2014	Japanese Yen (Sell 2,064,700)	Barclays Bank PLC	45
6/23/2014	Norwegian Krone (Buy 74,554)	JPMorgan Chase Bank, N.A.	296
5/21/2014	Poland Zloty (Buy 37,387)	Barclays Bank PLC	121

			$536

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Liabilities:
5/22/2014	Australian Dollar (Sell 9,047)	Royal Bank of Canada	$(260)
5/22/2014	Canadian Dollar (Sell 16,103)	Royal Bank of Canada	(399)
7/29/2014	Euro (Sell 23,332)	HSBC Bank USA, N.A.	(114)
7/30/2014	Swiss Franc (Sell 10,688)	State Street Bank & Trust Co.	(6)

			$(779)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
561	U.S. Treasury 10 Year Note Future	Jun-14	$69,801	$204

See notes to financial statements.

Semi-Annual Report	35

Payden Floating Rate Fund

The Fund seeks a high level of current income through floating rate debt instruments, with a secondary objective of long-term capital appreciation.

Portfolio Composition - percent of value

Bank Loans	81%
Investment Company	8%
Corporate	4%
Mortgage Backed	4%
Asset Backed	3%

Schedule of Investments - April 30, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (3%)
1,800,000	Babson CLO Ltd./Cayman Islands 144A,
	3.73%, 4/20/25 (a)	$ 1,756
1,500,000	Carlyle Global Market Strategies CLO 2013-2
	Ltd. 144A, 3.98%, 4/18/25 (a)	1,478
1,500,000	Madison Park Funding XIII Ltd. 144A,
	3.58%, 1/19/25 (a)	1,441

Total Asset Backed (Cost - $4,713)		4,675

Bank Loans (83%)
1,863,818	Activision Blizzard Inc. Term Loan B 1L,
	3.25%, 9/12/20	1,866
2,500,000	Air Canada Term Loan B 1L, 5.50%, 9/26/19	2,541
1,193,987	Alliance Healthcare Services Inc. Term Loan B 1L, 4.25%, 6/03/19	1,196
2,190,982	Allison Transmission Inc. Term Loan B3 1L,
	3.75%, 8/23/19	2,195
2,189,000	American Builders & Contractors Supply Co. Inc. Term Loan B 1L, 3.50%, 4/16/20	2,184
1,995,000	Applied Systems Inc. Term Loan 1L,
	4.25%, 1/15/21	1,996
2,250,000	ARAMARK Corp. Term Loan E 1L,
	3.25%, 9/07/19	2,229
1,995,000	Ardagh Packaging Finance PLC / Ardagh MP
	Holdings USA Inc. Term Loan B 1L,
	4.25%, 12/09/19	1,994
2,152,208	Asurion LLC Term Loan B1 1L, 4.50%, 5/24/19	2,157
2,500,000	Atkore International Inc. Term Loan 1L,
	4.50%, 3/27/21	2,498
1,989,797	Bass Pro Group LLC Term Loan B 1L,
	3.75%, 11/20/19	1,992
2,460,106	Berry Plastics Group Inc. Term Loan E 1L,
	3.75%, 12/18/20	2,450
1,190,977	Biomet Inc. Term Loan B 1L, 3.75%, 7/25/17	1,194
1,995,000	BJ’s Wholesale Club Inc. Term Loan B 1L,
	4.50%, 9/26/19	1,996
1,193,939	Booz Allen Hamilton Holding Corp. Term Loan B 1L, 3.75%, 7/31/19	1,197
1,657,500	Bowie Resource Holdings LLC Term Loan B 1L, 6.75%, 8/12/20	1,676
500,000	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp. Term Loan B 1L, 3.00%, 1/17/21	498
2,188,948	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.50%, 4/29/20	2,168
1,193,985	Charter Communications Operating LLC Term
	Loan E 1L, 3.00%, 4/10/20	1,178

Principal or Shares	Security Description	Value (000)

1,496,250	CHS/Community Health Systems Inc. Term Loan D 1L, 4.25%, 1/27/21	$ 1,504
2,189,000	Cincinnati Bell Inc. Term Loan B 1L,
	4.00%, 9/10/20	2,174
1,197,000	CityCenter Holdings LLC Term Loan B 1L,
	5.00%, 10/16/20	1,205
500,000	Clipper Acquisitions Corp. Term Loan B1L,
	3.00%, 2/06/20	496
2,000,000	ClubCorp Club Operations Inc. Term Loan B 1L, 4.00%, 7/24/20	1,998
2,000,000	Del Monte Foods Consumer Products Inc. Term
	Loan 1L, 4.25%, 11/26/20	1,994
2,194,500	Dell Inc. Term Loan B 1L, 4.50%, 3/24/20	2,193
994,885	Delta Air Lines Inc. Term Loan B 1L,
	3.50%, 4/20/17	994
2,194,500	Dole Food Co. Inc. Term Loan B 1L,
	4.50%, 11/01/18	2,199
1,193,985	Dynegy Inc. Term Loan B2 1L, 4.00%, 4/23/20	1,195
1,500,000	Endo Luxembourg Finance Co. Term Loan B 1L, 3.75%, 11/02/20	1,491
2,700,000	Energy Transfer Equity LP Term Loan 1L,
	3.25%, 12/02/19	2,676
1,000,000	Fiat SpA Term Loan B 1L, 3.25%, 12/29/18	994
2,189,000	FMG Resources August 2006 Pty. Ltd. Term
	Loan 1L, 4.25%, 6/30/19	2,192
2,497,894	General Nutrition Co. Inc. Term Loan 1L,
	3.25%, 3/26/19	2,483
2,500,000	Grifols SA Term Loan B 1L, 3.00%, 3/07/21	2,493
1,196,992	Harbor Freight Tools USA Inc. Term Loan B 1L, 4.75%, 7/26/19	1,205
1,701,333	Hilton Worldwide Finance LLC Term Loan B2,
	4.00%, 9/23/20	1,697
2,188,972	HJ Heinz Co. Term Loan B2 1L, 3.50%, 3/27/20	2,196
1,194,000	HUB International Ltd. Term Loan B 1L,
	4.75%, 10/02/20	1,194
1,110,000	Hudson’s Bay Co. Term Loan B 1L,
	4.75%, 10/01/20	1,122
3,000,000	IKARIA Acquisition Inc. Term Loan 1L,
	5.00%, 2/04/21	3,016
2,500,000	Interactive Data Corp. Term Loan B 1L,
	4.75%, 4/24/21	2,498
2,000,000	International Finance Corp. Term Loan B 1L,
	3.50%, 2/27/21	1,997
2,000,000	Kindred Healthcare Inc. Term Loan B 1L,
	4.00%, 3/28/21	1,981
2,000,000	La Quinta Intermediate Holdings LLC Term Loan B 1L, 4.25%, 2/24/21	2,001

36	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,000,000	Libbey Glass Inc. Term Loan B 1L, 3.75%, 4/07/21	$ 997
1,200,000	Live Nation Entertainment Inc. Term Loan B1, 3.50%, 8/16/20	1,199
2,000,000	MPH Acquisition Holdings LLC Term Loan B 1L, 4.25%, 3/31/21	1,994
1,197,000	MRC Global Inc. Term Loan B 1L, 5.00%, 11/11/19	1,206
2,194,500	Neiman Marcus Group Inc. Term Loan 1L, 4.25%, 10/25/20	2,192
500,000	Nortek Inc. Term Loan B 1L, 3.75%, 12/31/20	500
1,608,000	Numericable SFR Term Loan B1 1L, 4.50%, 4/23/20	1,608
1,392,000	Numericable SFR Term Loan B2 1L, 4.50%, 4/23/20	1,392
3,000,000	Payless Term Loan B 1L, 5.00%, 3/11/21	2,995
1,000,000	Pharmedium Healthcare Corp. Term Loan 1L, 4.25%, 1/23/21	996
1,055,670	Pinnacle Entertainment Inc. Term Loan B2 1L, 3.75%, 8/13/20	1,055
2,000,000	Ply Gem Holdings Inc. Term Loan B2 1L,
	4.00%, 1/22/21	1,989
1,500,000	Quintiles Transnational Corp. Term Loan B3 1L, 5.00%, 6/08/18	1,500
997,500	Realogy Group LLC Term Loan B 1L, 3.75%, 3/05/20	997
2,493,687	Sabre Inc. Term Loan B 1L, 5.25%, 2/19/19	2,493
2,468,750	Salix Pharmaceuticals Ltd. Term Loan B 1L, 4.25%, 12/17/19	2,482
1,000,000	SBA Communications Corp. Term Loan B 1L, 3.25%, 3/31/21	995
1,000,000	SBA Communications Corp. Term Loan B-Dd 1L, 3.25%, 3/31/21	995
2,000,000	Signode Industrial Group Term Loan B 1L, 4.00%, 3/21/21	1,990
1,989,950	Starwood Property Trust Inc. Term Loan 1L, 3.50%, 4/19/20	1,978
2,000,000	Stena Term Loan B 1L, 4.00%, 3/03/21	1,994
1,668,250	TransDigm Inc. Term Loan C 1L, 3.75%, 2/28/20	1,662
3,000,000	Tronox Pigments Neth BV Term Loan 1L, 4.00%, 3/19/20	3,003
2,200,000	UPC Financing Partnership Term Loan 1L, 3.25%, 6/30/21	2,186
2,000,000	Visteon Corp. Term Loan B-Dd 1L, 3.50%, 4/08/21	1,988
1,995,000	Walter Investment Management Corp. Term Loan 1L, 4.75%, 12/13/20	1,982

Total Bank Loans (Cost - $127,027)		126,761

Principal or Shares	Security Description	Value (000)
Corporate Bond (5%)
1,000,000	Avis Budget Car Rental LLC/Avis Budget
	Finance Inc. 144A, 2.99%, 12/01/17 (a)	$ 1,010
500,000	Bumble Bee Acquisition Corp. 144A, 9.00%, 12/15/17 (a)	541
500,000	CONSOL Energy Inc., 8.25%, 4/01/20	547
500,000	First Data Corp. 144A, 7.38%, 6/15/19 (a)	538
500,000	Huntsman International LLC, 8.63%, 3/15/20	550
500,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (a)	553
500,000	Iron Mountain Inc., 7.75%, 10/01/19	553
500,000	Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 4/15/20	542
700,000	Sabre Inc. 144A, 8.50%, 5/15/19 (a)	774
500,000	SandRidge Energy Inc., 8.75%, 1/15/20	543
500,000	SESI LLC, 6.38%, 5/01/19	538
100,000	SM Energy Co., 6.63%, 2/15/19	107

Total Corporate Bond (Cost - $6,697)		6,796

Mortgage Backed (4%)
1,800,000	Fannie Mae Connecticut Avenue Securities, 4.55%, 1/25/24	1,989
650,000	Fannie Mae Connecticut Avenue Securities, 5.40%, 10/25/23	757
675,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 3.75%, 4/25/24	690
1,750,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.65%, 2/25/24	1,937
650,000	Structured Agency Credit Risk Debt Notes, 4.40%, 11/25/23	704

Total Mortgage Backed (Cost - $5,555)		6,077

Investment Company (8%)
12,826,157	Payden Cash Reserves Money Market Fund *
	(Cost - $12,826)	12,826

Total (Cost - $156,818) (103%)		157,135
Liabilities in excess of Other Assets (-3%)		(4,127)

Net Assets (100%)		$ 153,008

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

See notes to financial statements.

Semi-Annual Report	37

Payden Tax Exempt Bond Fund

The Fund seeks income that is exempt from federal income tax and is consistent with preservation of capital by generally investing in investment grade municipal securities with an average portfolio maturity of five to ten years.

State Geography - percent of value

California	20%
New York	13%
Texas	10%
South Carolina	7%
Kentucky	6%
Other	44%

Schedule of Investments - April 30, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
General Obligation (10%)
250,000	California State, 5.00%, 11/01/20 NATL-RE (a)	$ 288
125,000	Idaho Housing & Finance Association, 5.00%, 7/15/23	147
250,000	JobsOhio Beverage System, 5.00%, 1/01/20	289
100,000	State of Louisiana Gasoline & Fuels Tax Revenue, 0.66%, 5/01/43	100

Total General Obligation (Cost - $802)		824

Revenue (85%)
Education (2%)
200,000	Houston Higher Education Finance Corp., 0.50%, 11/15/29	200

Electric & Gas (5%)
15,000	Guam Power Authority, 5.00%, 10/01/21 AGM (a)	18
150,000	Indiana Municipal Power Agency, 5.00%, 1/01/22	173
200,000	JEA Electric System Revenue, 0.04%, 10/01/38	200

		391

Healthcare (16%)
200,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 8/01/32	220
100,000	California Health Facilities Financing Authority, 5.00%, 7/01/43	117
125,000	City of Rochester MN, 4.00%, 11/15/38	139
140,000	Knox County, TN Health Educational & Housing Facilities Board, 5.00%, 1/01/22	156
250,000	Michigan State Hospital Finance Authority, 2.00%, 11/15/47	255
100,000	Missouri State Health & Educational Facilities Authority, 4.00%, 6/01/21	110
100,000	Monroeville, PA Finance Authority, 5.00%, 2/15/21	117
225,000	University of Wisconsin Hospitals & Clinics Authority, 5.00%, 4/01/28	247

		1,361

Income Tax (4%)
200,000	New York State Dormitory Authority, 5.00%, 3/15/20	233
125,000	New York State Dormitory Authority, 5.00%, 2/15/21	146

		379

Industrial Development/Pollution Control (10%)
60,000	Beaver County, PA Industrial Development Authority, 2.70%, 4/01/35	61

Principal or Shares	Security Description	Value (000)

50,000	California Infrastructure & Economic Development Bank, 5.00%, 7/01/16	$ 54
200,000	County of Oconee SC, 3.60%, 2/01/17	214
130,000	Golden State Tobacco Securitization Corp., 5.00%, 6/01/18	149
200,000	Mobile, AL Industrial Development Board, 1.65%, 6/01/34	200
150,000	Ohio Air Quality Development Authority, 3.75%, 12/01/23	153
50,000	Parish of St. Charles LA, 4.00%, 12/01/40	53

		884

Lease (15%)
250,000	Kentucky Asset Liability Commission, 5.25%, 9/01/18 NATL-RE (a)	290
200,000	Kentucky State Property & Building Commission, 4.00%, 11/01/19 AGM (a)	223
300,000	Laurens County, SC School District, 5.25%, 12/01/22	313
150,000	Miami-Dade County, FL School Board, 4.00%, 5/01/17 AGM (a)	163
190,000	New York State Urban Development Corp., 5.25%, 1/01/21	218
75,000	New York State Urban Development Corp., 5.25%, 1/01/23	85

		1,292

Miscellaneous (4%)
315,000	Harris County, TX Cultural Education Facilities Finance Corp., 4.00%, 11/15/21	342

Pre-Refunded (0%)
10,000	California State Department of Water Resources, 5.00%, 12/01/16 NATL-RE (a)	10

Resource Recovery (3%)
200,000	South Bayside, CA Waste Management Authority, 5.25%, 9/01/24	216

Revenue Note (1%)
110,000	Burke County, GA Development Authority, 1.75%, 12/01/49	111

Sales Tax (1%)
110,000	Arizona Transportation Board, 5.00%, 7/01/25	126

Tax Allocation (2%)
115,000	Riverside County, CA Economic Development Agency, 7.25%, 12/01/40	129

38	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Transportation (13%)
250,000	Foothill-Eastern Transportation Corridor Agency, 5.50%, 1/15/53	$ 283
150,000	Maryland State Transportation Authority, 5.00%, 7/01/18	174
200,000	New York State Thruway Authority, 5.00%, 5/01/19	231
120,000	North Texas Tollway Authority, 5.00%, 1/01/20	138
125,000	Sonoma-Marin, CA Area Rail Transit District, 5.00%, 3/01/25	146
100,000	Texas State Transportation Commission, 5.00%, 4/01/18	112

		1,084

Water & Sewer (9%)
150,000	City of Philadelphia PA Water & Sewer Revenue, 5.00%, 11/01/18	173
200,000	Karegnondi, MI Water Authority, 5.00%, 11/01/19	229
220,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 2/01/32	242

Principal or Shares	Security Description	Value (000)

150,000	New York State Environmental Facilities Corp., 5.00%, 11/15/14	$ 152

		796

Total Revenue (Cost - $7,072)		7,321

Investment Company (4%)
380,853	Dreyfus Tax-Exempt Cash Management Fund
	(Cost - $381)	381

Total (Cost - $8,255) (99%)		8,526
Other Assets, net of Liabilities (1%)		76

Net Assets (100%)		$ 8,602

All of the securities are held by the custodian in a segregated account.

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.

AGM	Assured Guaranty Municipal Corporation
NATL-RE	National Public Finance Guarantee Corporation

See notes to financial statements.

Semi-Annual Report	39

Payden California Municipal Income Fund

The Fund seeks income that is exempt from federal and California state income tax and is consistent with preservation of capital by generally investing in investment grade California municipal securities with an average portfolio maturity of five to ten years.

Credit Quality - percent of value

AA	42%
A	51%
BBB	3%
BB	4%

Schedule of Investments - April 30, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
General Obligation (28%)
500,000	Anaheim Public Financing Authority, 5.00%, 5/01/28	$ 562
600,000	California State, 5.00%, 3/01/17 NATL-RE (a)	650
500,000	California State, 5.00%, 8/01/20	560
1,000,000	California State, 5.25%, 2/01/20	1,195
480,000	California State, 5.25%, 10/01/21	571
1,300,000	California State, 5.50%, 4/01/19	1,553
325,000	California State Public Works Board, 5.25%, 10/01/32	368
385,000	California State Public Works Board, 5.25%, 10/01/33	433
500,000	City & County of San Francisco CA, 5.00%, 6/15/22	606
130,000	City of Berkeley CA, 4.50%, 9/01/28 AMBAC (a)	136
320,000	City of Los Angeles CA, 5.00%, 9/01/21	390
530,000	Long Beach, CA Unified School District, 5.00%, 8/01/20	619
450,000	Los Angeles, CA Unified School District, 5.00%, 7/01/21	525
460,000	Manteca, CA Unified School District, 5.00%, 9/01/24 AGM (a)	516
310,000	Natomas Unified School District, 5.00%, 9/01/25 BAM (a)	354
475,000	Pasadena, CA Unified School District, 5.00%, 5/01/21	572
450,000	San Carlos, CA Elementary School District, 0.00%, 10/01/18 NATL-RE (a)	403
500,000	San Jose Financing Authority, 5.00%, 6/01/20	590
500,000	San Mateo County Community College District, 0.00%, 9/01/20 NATL-RE (a)	437
250,000	Ventura County, CA Public Financing Authority, 5.00%, 11/01/21	300

Total General Obligation (Cost - $10,732)		11,340

Revenue (70%)
Airport/Port (9%)
160,000	Alameda Corridor, CA Transportation Authority, 5.00%, 10/01/23	189
300,000	City of Long Beach CA, 5.00%, 5/15/19	354
210,000	Los Angeles, CA Department of Airports, 4.00%, 5/15/18	234
300,000	Los Angeles, CA Department of Airports, 5.00%, 5/15/18	347
745,000	Los Angeles, CA Harbor Department, 5.00%, 8/01/19	874

Principal or Shares	Security Description	Value (000)

750,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/01/17	$ 845
340,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/01/21	395
365,000	San Francisco, CA City & County Airports Commission, 5.25%, 5/01/18 NATL-RE (a)	425

		3,663

Electric & Gas (9%)
450,000	California State Department of Water Resources, 5.00%, 5/01/21	522
50,000	Guam Power Authority, 5.00%, 10/01/21 AGM (a)	58
500,000	Los Angeles, CA Department of Water & Power, 5.25%, 7/01/23	595
500,000	Modesto, CA Irrigation District, 5.00%, 7/01/21	596
400,000	Northern California Power Agency, 5.00%, 7/01/18	463
595,000	Sacramento, CA Municipal Utility District, 5.00%, 8/15/21	716
665,000	Southern California Public Power Authority, 5.00%, 7/01/18	773

		3,723

Healthcare (8%)
800,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 8/01/32	879
300,000	California Health Facilities Financing Authority, 4.00%, 8/15/21	339
340,000	California Health Facilities Financing Authority, 5.00%, 10/01/18	394
710,000	California Health Facilities Financing Authority, 5.00%, 11/15/27	788
250,000	California Health Facilities Financing Authority, 5.00%, 7/01/43	293
410,000	City of Torrance CA, 5.00%, 9/01/22	455

		3,148

Industrial (0%)
160,000	Parish of St. Charles LA, 4.00%, 12/01/40	169

Industrial Development/Pollution Control (7%)
260,000	California Infrastructure & Economic Development Bank, 2.00%, 2/01/18	266
750,000	California Infrastructure & Economic Development Bank, 4.00%, 2/01/21	838
150,000	California Infrastructure & Economic Development Bank, 5.00%, 7/01/16	162

40	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

500,000	California Infrastructure & Economic Development Bank, 5.00%, 2/01/19	$ 518
515,000	California Statewide Communities Development Authority, 1.90%, 4/01/28	518
515,000	Golden State Tobacco Securitization Corp., 5.00%, 6/01/18	590

		2,892

Lease (7%)
300,000	California State Public Works Board, 5.00%, 4/01/17	336
410,000	California State Public Works Board, 5.00%, 12/01/18	475
400,000	California State Public Works Board, 5.00%, 4/01/19	465
685,000	California State Public Works Board, 5.00%, 3/01/21	822
500,000	County of Los Angeles CA, 5.00%, 3/01/21	588

		2,686

Resource Recovery (1%)
500,000	South Bayside, CA Waste Management Authority, 5.25%, 9/01/24	540

Sales Tax (1%)
365,000	Santa Clara Valley, CA Transportation Authority, 5.00%, 6/01/18	423

Tax Allocation (1%)
415,000	Riverside County, CA Economic Development Agency, 7.25%, 12/01/40	467
55,000	San Dimas, CA Redevelopment Agency, 6.75%, 9/01/16 AGM (a)	56

		523

Transportation (8%)
500,000	Foothill-Eastern Transportation Corridor Agency, 5.00%, 1/15/53	550
1,000,000	Foothill-Eastern Transportation Corridor Agency, 5.50%, 1/15/53	1,132
500,000	Los Angeles County Metropolitan Transportation Authority, 5.00%, 7/01/20	604
1,000,000	Puerto Rico Highway & Transportation Authority, 5.50%, 7/01/15 AGM (a)	1,012

		3,298

University (3%)
705,000	University of California, 5.00%, 5/15/18	807
300,000	University of California, 5.00%, 5/15/20	350

		1,157

Principal or Shares	Security Description	Value (000)
Water & Sewer (16%)
200,000	Brentwood, CA Infrastructure Financing Authority, 5.50%, 7/01/20	$ 229
745,000	Central Marin Sanitation Agency, CA, 5.00%, 9/01/18 NATL-RE (a)	806
500,000	City of San Francisco, CA Public Utilities Commission, 5.00%, 11/01/20	599
310,000	City of San Francisco, CA Public Utilities Commission, 5.00%, 11/01/24	370
750,000	El Dorado, CA Irrigation District / El Dorado County Water Agency, 5.00%, 3/01/29 AGM (a)	854
600,000	Irvine, CA Ranch Water District, 0.03%, 10/01/41	600
500,000	Metropolitan Water District of Southern CA, 5.00%, 7/01/17	569
735,000	Metropolitan Water District of Southern CA, 5.00%, 7/01/20	861
550,000	San Diego County, CA Water Authority, 5.00%, 5/01/21 AGM (a)	637
200,000	San Diego, CA Public Facilities Financing Authority, 5.00%, 5/15/19	236
500,000	Turlock, CA Irrigation District, 3.00%, 1/01/16	519

		6,280

Total Revenue (Cost - $27,142)		28,502

Investment Company (2%)
1,011,485	Dreyfus General CA Municipal Money Market Fund (Cost - $1,011)	1,011

Total (Cost - $38,885) (100%)		40,853
Liabilities in excess of Other Assets (0%)		(186)

Net Assets (100%)		$ 40,667

All of the securities are held by the custodian in a segregated account.

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
NATL-RE	National Public Finance Guarantee Corporation

See notes to financial statements.

Semi-Annual Report	41

Payden Global Low Duration Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed three years.

Portfolio composition - percent of value

Corporate Bond	56%
U.S Treasury	12%
Asset Backed	9%
Foreign Government	7%
Other	16%

Schedule of Investments - April 30, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans (2%)
339,000	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 10/11/20	$ 339
398,000	American Builders & Contractors Supply Co. Inc. Term Loan B1 IL, 3.50%, 4/16/20	397
200,000	Asurion LLC Term Loan B3 1L, 3.75%, 3/03/17	200
397,991	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.50%, 4/29/20	394
399,000	Dole Food Co. Inc. Term Loan B 1L, 4.50%, 11/01/18	400
479,596	General Nutrition Co. Inc. Term Loan B 1L, 3.25%, 3/26/19	477
397,990	Starwood Property Trust Inc. Term Loan 1L, 3.50%, 4/19/20	395

Total Bank Loans (Cost - $2,615)		2,602

Bonds (96%)
Australia (GBP) (1%)
600,000	National Australia Bank Ltd., 5.38%, 12/08/14	1,041
300,000	QBE Insurance Group Ltd., 6.13%, 9/28/15	537

		1,578

Australia (USD) (3%)
400,000	Australia & New Zealand Banking Group Ltd., 0.80%, 5/15/18 (a)	402
390,000	Australia & New Zealand Banking Group Ltd., 0.90%, 2/12/16	392
175,000	FMG Resources August 2006 Pty Ltd. 144A, 6.00%, 4/01/17 (a)(b)	185
1,200,000	Macquarie Bank Ltd. 144A, 2.00%, 8/15/16 (b)	1,220
240,000	Macquarie Bank Ltd. 144A, 3.45%, 7/27/15 (b)	247
480,000	Macquarie Group Ltd. 144A, 1.22%, 1/31/17 (b)	480
620,000	National Australia Bank Ltd. 144A, 0.60%, 3/17/17 (b)	621
210,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (b)	214
19,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (b)	20

		3,781

Bermuda (USD) (1%)
300,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (b)	308
250,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	251

		559

Brazil (BRL) (0%)
500,000	BRF SA 144A, 7.75%, 5/22/18 (b)(c)	182

Brazil (USD) (0%)
350,000	Banco do Nordeste do Brasil SA 144A, 3.63%, 11/09/15 (b)	356

Principal or Shares	Security Description	Value (000)
Canada (CAD) (1%)
500,000	BMW Canada Inc., 2.64%, 8/10/15	$ 463
500,000	Kellogg Canada Inc., 2.10%, 5/22/14	456

		919

Canada (USD) (2%)
200,000	Bank of Montreal, 0.83%, 4/09/18	201
240,000	CNOOC Nexen Finance 2014 ULC, 1.63%, 4/30/17	240
300,000	Enbridge Inc., 0.88%, 10/01/16	301
1,000,000	Province of Ontario Canada, 1.00%, 7/22/16	1,008
115,000	Teck Resources Ltd., 3.85%, 8/15/17	122
200,000	Thomson Reuters Corp., 0.88%, 5/23/16	200
100,000	Thomson Reuters Corp., 1.30%, 2/23/17	100
200,000	Toronto-Dominion Bank, 2.50%, 7/14/16	208
240,000	TransCanada PipeLines Ltd., 0.91%, 6/30/16	242
480,000	Xstrata Finance Canada Ltd. 144A, 2.70%, 10/25/17 (b)	488

		3,110

Cayman Islands (USD) (7%)
800,000	Apidos CLO 144A, 1.38%, 4/15/25 (b)	787
250,000	Apidos CLO 144A, 1.93%, 4/15/25 (b)	245
1,050,000	Babson CLO Ltd. 144A, 1.33%, 4/20/25 (b)	1,033
200,000	Baidu Inc., 2.25%, 11/28/17	202
600,000	Cent CLO LP 144A, 1.35%, 7/23/25 (b)	587
545,000	Dryden XXII Senior Loan Fund 144A, 1.34%, 8/15/25 (b)	535
490,000	Dryden XXII Senior Loan Fund 144A, 1.79%, 8/15/25 (b)	476
200,000	Hutchison Whampoa International 12 II Ltd. 144A, 2.00%, 11/08/17 (b)	202
250,000	IPIC GMTN Ltd. 144A, 3.13%, 11/15/15 (b)	258
750,000	Oaktree Enhanced Income Funding Ltd. 144A, 1.43%, 7/20/23 (b)	742
520,000	Oaktree Enhanced Income Funding Ltd. 144A, 1.88%, 7/20/23 (b)	507
1,000,000	Octagon Investment Partners XIX Ltd. 144A, 1.75%, 4/15/26 (b)	1,000
455,000	Octagon Investment Partners XIX Ltd. 144A, 2.23%, 4/15/26 (b)	452
300,000	Petrobras International Finance Co., 3.50%, 2/06/17	308
300,000	Seagate HDD Cayman 144A, 3.75%, 11/15/18 (b)	311
300,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (b)	301
775,000	Tyron Park CLO Ltd. 144A, 1.35%, 7/15/25 (b)	762
490,000	Tyron Park CLO Ltd. 144A, 1.78%, 7/15/25 (b)	476

		9,184

42	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Chile (USD) (1%)
350,000	Banco del Estado de Chile 144A, 2.00%, 11/09/17 (b)	$ 349
300,000	Banco Santander Chile 144A, 1.13%, 4/11/17 (b)	300

		649

Colombia (USD) (0%)
200,000	Banco de Bogota SA 144A, 5.00%, 1/15/17 (a)(b)	212
100,000	Bancolombia SA, 4.25%, 1/12/16	105

		317

Costa Rica (USD) (0%)
200,000	Banco Nacional de Costa Rica 144A, 4.88%, 11/01/18 (b)	199

Denmark (EUR) (0%)
250,000	Jyske Bank A/S, 1.39%, 5/20/15	350

Denmark (GBP) (0%)
200,000	Carlsberg Breweries A/S, 7.25%, 11/28/16	383

Denmark (USD) (1%)
1,100,000	Denmark Government International Bond 144A, 0.88%, 3/20/17 (b)	1,106

France (EUR) (0%)
400,000	RCI Banque SA, 1.22%, 4/07/15	551

France (USD) (3%)
500,000	Banque Federative du Credit Mutuel SA 144A, 1.08%, 10/28/16 (b)	503
590,000	BNP Paribas SA, 0.82%, 12/12/16	594
270,000	BNP Paribas SA, 3.60%, 2/23/16	283
290,000	BPCE SA, 1.48%, 4/25/16	295
250,000	BPCE SA, 1.63%, 2/10/17 (a)	252
400,000	Credit Agricole SA 144A, 1.08%, 10/03/16 (b)	403
540,000	Credit Agricole SA/London 144A, 1.03%, 4/15/19 (b)	541
310,000	Credit Agricole SA/London 144A, 1.39%, 4/15/16 (b)	314
160,000	Electricite de France 144A, 0.69%, 1/20/17 (b)	161
290,000	Electricite de France 144A, 1.15%, 1/20/17 (b)	290
500,000	Societe Generale SA, 1.31%, 10/01/18	502
280,000	Total Capital International SA, 0.81%, 8/10/18	283

		4,421

Germany (USD) (1%)
280,000	Deutsche Bank AG/London, 0.85%, 2/13/17	282
850,000	FMS Wertmanagement AoeR, 0.63%, 4/18/16	852

		1,134

Hong Kong (USD) (0%)
200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (b)	198

India (USD) (0%)
420,000	State Bank of India/London, 4.50%, 7/27/15 (a)	435

Ireland (EUR) (1%)
450,000	Allied Irish Banks PLC, 2.88%, 11/28/16	637
450,000	Bank of Ireland, 2.75%, 6/05/16 (c)	637

		1,274

Ireland (GBP) (0%)
250,000	GE Capital UK Funding, 0.67%, 3/20/17	419

Ireland (USD) (1%)
700,000	Trade MAPS 1 Ltd. 144A, 0.85%, 12/10/18 (b)	702

Italy (USD) (0%)
480,000	Intesa Sanpaolo SpA, 2.38%, 1/13/17	485

Principal or Shares	Security Description	Value (000)
Japan (USD) (3%)
320,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 0.68%, 2/26/16 (b)	$ 321
200,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 0.85%, 9/09/16 (b)	201
290,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.20%, 3/10/17 (b)	290
800,000	Japan Bank for International Cooperation/Japan, 2.50%, 5/18/16	831
250,000	Mizuho Bank Ltd. 144A, 1.30%, 4/16/17 (b)	250
500,000	Mizuho Bank Ltd. 144A, 1.55%, 10/17/17 (b)	498
340,000	Nomura Holdings Inc., 1.68%, 9/13/16	346
250,000	Sumitomo Mitsui Banking Corp., 0.90%, 1/18/16	251
270,000	Sumitomo Mitsui Banking Corp., 1.30%, 1/10/17 (a)	271

		3,259

Luxembourg (USD) (1%)
200,000	ArcelorMittal, 4.25%, 8/05/15	206
480,000	Mallinckrodt International Finance SA, 3.50%, 4/15/18	479

		685

Mexico (MXN) (2%)
27,419,500	Mexican Bonos, 6.00%, 6/18/15	2,152

Mexico (USD) (1%)
100,000	America Movil SAB de CV, 3.63%, 3/30/15	103
300,000	Grupo Idesa SA de CV 144A, 7.88%, 12/18/20 (b)	316
350,000	Petroleos Mexicanos, 2.25%, 7/18/18	365

		784

Netherlands (USD) (1%)
500,000	ABN AMRO Bank NV 144A, 1.03%, 10/28/16 (b)	504
300,000	ING Bank NV 144A, 3.75%, 3/07/17 (b)	319
310,000	Petrobras Global Finance BV, 2.59%, 3/17/17	314
220,000	Volkswagen International Finance NV 144A, 1.13%, 11/18/16 (b)	221
350,000	Volkswagen International Finance NV 144A, 1.15%, 11/20/15 (b)	352

		1,710

New Zealand (USD) (0%)
200,000	ANZ New Zealand International Ltd./London 144A, 1.13%, 3/24/16 (b)	201
310,000	ANZ New Zealand International Ltd./London 144A, 1.40%, 4/27/17 (b)	310

		511

Norway (USD) (1%)
1,000,000	Kommunalbanken AS 144A, 0.88%, 10/03/16 (b)	1,003
200,000	Sparebank 1 Boligkreditt AS 144A, 2.63%, 5/27/16 (b)	208
300,000	Statoil ASA, 0.68%, 11/08/18	302

		1,513

Panama (USD) (0%)
100,000	Carnival Corp., 1.20%, 2/05/16	101
70,000	Carnival Corp., 1.88%, 12/15/17	70

		171

Semi-Annual Report	43

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)
Peru (USD) (0%)
180,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (b)	$ 181

Qatar (USD) (1%)
200,000	Qatar Government International Bond 144A, 3.13%, 1/20/17 (b)	211
400,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III
	144A, 5.50%, 9/30/14 (b)	408

		619

Singapore (USD) (1%)
600,000	DBS Bank Ltd. 144A, 0.84%, 7/15/21 (b)	582
435,000	DBS Bank Ltd. 144A, 2.35%, 2/28/17 (b)	448

		1,030

South Korea (USD) (0%)
300,000	Korea Expressway Corp. 144A, 1.63%, 4/28/17 (b)	299

Spain (USD) (1%)
640,000	Instituto de Credito Oficial 144A, 1.13%, 4/01/16 (b)	642

Sweden (EUR) (1%)
400,000	PKO Finance AB, 3.73%, 10/21/15	577
300,000	Scania CV AB, 0.73%, 9/14/15	418

		995

Sweden (USD) (2%)
1,000,000	Kommuninvest I Sverige AB 144A, 0.88%, 12/13/16 (a)(b)	1,001
300,000	Nordea Bank AB 144A, 0.59%, 4/04/17 (b)	300
430,000	Nordea Bank AB 144A, 0.88%, 5/13/16 (b)	430
1,000,000	Svensk Exportkredit AB, 0.63%, 5/31/16	1,001

		2,732

United Kingdom (EUR) (0%)
300,000	Gracechurch Card Funding PLC 144A, 1.05%, 2/15/17 (b)	418

United Kingdom (GBP) (1%)
280,000	ENW Capital Finance PLC, 6.75%, 6/20/15	501
220,000	Prudential PLC, 1.25%,	372
250,000	United Utilities Water PLC, 6.13%, 12/29/15	455

		1,328

United Kingdom (USD) (5%)
500,000	Abbey National Treasury Services PLC, 1.38%, 3/13/17 (a)	501
200,000	Anglo American Capital PLC 144A, 1.18%, 4/15/16 (b)	201
1,200,000	Bank of England Euro Note 144A, 0.88%, 3/17/17 (b)	1,200
410,000	Barclays Bank PLC, 0.81%, 2/17/17	412
190,000	BAT International Finance PLC 144A, 1.40%, 6/05/15 (b)	192
70,000	BP Capital Markets PLC, 0.75%, 5/10/18	70
568,253	Fosse Master Issuer PLC 144A, 1.63%, 10/18/54 (b)	570
750,000	Granite Master Issuer PLC, 1.01%, 12/17/54	718
390,000	HSBC Bank PLC 144A, 0.88%, 5/15/18 (b)	393
400,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (b)	442
400,000	Jaguar Land Rover Automotive PLC 144A,
	4.13%, 12/15/18 (b)	415

Principal or Shares	Security Description	Value (000)

670,000	Royal Bank of Scotland Group PLC, 1.17%, 3/31/17	$ 672
490,000	Royal Bank of Scotland Group PLC, 2.55%, 9/18/15	501
310,000	Vodafone Group PLC, 0.62%, 2/19/16 (a)	311

		6,598

United States (EUR) (0%)
225,000	Parker Hannifin Corp., 4.13%, 11/11/15	328

United States (GBP) (0%)
150,000	American Express Credit Corp., 5.38%, 10/01/14 (c)	258

United States (USD) (51%)
600,000	Air Lease Corp., 4.50%, 1/15/16	633
175,000	Alliance Data Systems Corp. 144A, 5.25%, 12/01/17 (b)	185
410,000	American Express Co., 0.83%, 5/22/18	413
200,000	American Honda Finance Corp., 1.13%, 10/07/16	202
90,000	American International Group Inc., 2.38%, 8/24/15	92
315,000	AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19 (a)	339
160,000	ARAMARK Corp., 5.75%, 3/15/20	169
600,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC 144A, 2.00%, 2/06/17 (b)	601
250,000	Ashland Inc., 3.00%, 3/15/16	256
160,000	Astoria Financial Corp., 5.00%, 6/19/17	172
300,000	AT&T Inc., 0.62%, 2/12/16	301
110,000	Autodesk Inc., 1.95%, 12/15/17	111
130,000	AutoZone Inc., 1.30%, 1/13/17	130
110,000	Aviation Capital Group Corp. 144A, 4.63%, 1/31/18 (b)	115
435,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 4.88%, 11/15/17 (a)	457
450,000	Bank of America Corp., 1.27%, 1/15/19 (a)	456
390,000	Bank of America Corp., 1.30%, 3/22/18	395
175,000	Bank of America Corp., 3.70%, 9/01/15	182
100,000	Bank of America Corp., 3.75%, 7/12/16	106
203,645	Bank of America Mortgage 2002-K Trust, 2.55%, 10/20/32	208
270,000	Bank of New York Mellon Corp., 0.79%, 8/01/18	272
90,000	BB&T Corp., 1.60%, 8/15/17	90
325,000	Beaver County Industrial Development Authority, 3.38%, 1/01/35	331
125,000	Boardwalk Pipelines LP, 5.88%, 11/15/16	136
90,000	Capital Auto Receivables Asset Trust, 1.29%, 4/20/18	90
90,000	Capital Auto Receivables Asset Trust, 1.74%, 10/22/18	90
270,000	Capital One Financial Corp., 1.00%, 11/06/15	271
90,000	CC Holdings GS V LLC / Crown Castle GS III
	Corp., 2.38%, 12/15/17	91
400,000	Chrysler Group LLC / CG Co.-Issuer Inc. 144A, 8.00%, 6/15/19 (b)	440
400,000	Cisco Systems Inc., 0.52%, 3/03/17	402
400,000	Cisco Systems Inc., 1.10%, 3/03/17	401

44	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

380,000	Citigroup Inc., 1.02%, 4/01/16	$ 382
390,000	Citigroup Inc., 1.25%, 1/15/16	392
359,000	Citigroup Inc., 2.25%, 8/07/15	366
220,000	CNH Capital LLC, 3.88%, 11/01/15	227
290,000	Colony American Homes 2014-1 144A, 1.40%, 5/17/31 (b)	291
60,000	Computer Sciences Corp., 2.50%, 9/15/15	61
80,000	ConAgra Foods Inc., 1.30%, 1/25/16	81
40,000	ConAgra Foods Inc., 1.35%, 9/10/15	40
150,034	Credit Suisse Mortgage Capital Certificates
	144A, 1.15%, 2/27/47 (b)	153
410,088	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 4/25/43 (b)	380
212,313	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 5/25/43 (b)	196
300,000	Daimler Finance North America LLC 144A,
	0.91%, 8/01/16 (b)	303
490,000	Daimler Finance North America LLC 144A,
	1.13%, 3/10/17 (b)	490
170,000	Daimler Finance North America LLC 144A,
	1.25%, 1/11/16 (b)	171
400,000	DCP Midstream Operating LP, 2.70%, 4/01/19	403
260,000	Devon Energy Corp., 1.20%, 12/15/16	261
545,000	Digital Realty Trust LP, 4.50%, 7/15/15 (a)	563
140,000	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.13%, 2/15/16	145
34,000	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.50%, 3/01/16	36
440,000	Discover Bank/Greenwood DE, 2.00%, 2/21/18	441
230,000	DISH DBS Corp., 4.63%, 7/15/17 (a)	245
210,000	Dow Chemical Co., 2.50%, 2/15/16	216
190,000	Duke Energy Corp., 0.61%, 4/03/17	191
440,000	E*TRADE Financial Corp., 6.00%, 11/15/17	464
140,000	Eaton Corp., 0.95%, 11/02/15 (a)	141
400,000	Endo Health Solutions Inc., 7.00%, 7/15/19	432
285,813	Enterprise Fleet Financing LLC 144A, 1.14%, 11/20/17 (b)	286
60,000	Equifax Inc., 4.45%, 12/01/14	61
100,000	Express Scripts Holding Co., 2.10%, 2/12/15	101
582,072	Fannie Mae Connecticut Avenue Securities, 1.75%, 1/25/24	591
604,709	Fannie Mae Connecticut Avenue Securities, 2.15%, 10/25/23	619
807,379	FDIC Structured Sale Guaranteed Notes 144A,
	0.88%, 12/04/20 (b)	815
456,379	FDIC Structured Sale Guaranteed Notes 144A,
	3.25%, 4/25/38 (b)	471
386,477	FDIC Trust 144A, 2.18%, 5/25/50 (b)	389
110,000	Fidelity National Information Services Inc.,
	2.00%, 4/15/18	109
240,000	Florida Hurricane Catastrophe Fund Finance
	Corp., 1.30%, 7/01/16	243
200,000	Ford Motor Credit Co. LLC, 1.47%, 5/09/16	203
370,000	Ford Motor Credit Co. LLC, 3.88%, 1/15/15	379
500,000	Ford Motor Credit Co. LLC, 5.63%, 9/15/15	532
100,000	Freeport-McMoRan Copper & Gold Inc., 1.40%, 2/13/15 (c)	101

Principal or Shares	Security Description	Value (000)

100,000	Freeport-McMoRan Copper & Gold Inc., 2.15%, 3/01/17 (a)(c)	$ 102
300,000	GATX Corp., 2.50%, 7/30/19	300
650,000	Glencore Funding LLC 144A, 1.59%, 1/15/19 (b)	650
510,000	Goldman Sachs Group Inc., 1.34%, 11/15/18	516
410,000	Goldman Sachs Group Inc., 1.42%, 4/30/18	416
210,000	Goldman Sachs Group Inc., 3.63%, 2/07/16	220
200,000	Goldman Sachs Group Inc., 5.70%, 12/29/49 (a)	205
397,945	GSAMP Trust 2004-SEA2, 0.80%, 3/25/34	397
90,000	Harley-Davidson Financial Services Inc. 144A,
	1.15%, 9/15/15 (b)	90
680,000	Hartford Financial Services Group Inc., 4.00%, 3/30/15	701
390,000	Hertz Corp., 6.75%, 4/15/19 (a)	420
630,000	Hewlett-Packard Co., 1.17%, 1/14/19 (a)	632
540,000	Hilton USA Trust 2013-HLF 144A, 1.15%, 11/05/30 (b)	541
360,000	HSBC USA Inc., 1.11%, 9/24/18	365
250,000	Huntington National Bank, 0.65%, 4/24/17	250
250,000	Huntington National Bank, 1.38%, 4/24/17	250
370,000	Hyundai Capital America 144A, 1.45%, 2/06/17 (a)(b)	371
100,000	Hyundai Capital America 144A, 3.75%, 4/06/16 (b)	105
140,000	IAC/InterActiveCorp 144A, 4.88%, 11/30/18 (b)	147
100,000	Ingredion Inc., 3.20%, 11/01/15	103
380,000	International Lease Finance Corp., 2.18%, 6/15/16	386
85,000	International Lease Finance Corp., 4.88%, 4/01/15	88
170,000	International Lease Finance Corp. 144A, 6.50%, 9/01/14 (b)	174
357,937	Invitation Homes 2013-SFR1 Trust 144A, 1.40%, 12/17/30 (b)	359
280,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	281
260,000	JB Hunt Transport Services Inc., 3.38%, 9/15/15	268
200,000	John Deere Capital Corp., 1.05%, 10/11/16	201
190,000	JPMorgan Chase & Co., 1.10%, 10/15/15	191
200,000	JPMorgan Chase & Co., 1.13%, 1/25/18	203
570,000	JPMorgan Chase & Co., 1.35%, 2/15/17	571
250,000	KeyBank NA/Cleveland OH, 0.72%, 11/25/16	251
170,000	KeyCorp, 3.75%, 8/13/15	177
350,000	Kroger Co., 0.76%, 10/17/16	351
200,000	Kroger Co., 2.20%, 1/15/17 (a)	205
140,791	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	158
190,000	Liberty Property LP, 6.63%, 10/01/17	219
110,000	Masco Corp., 4.80%, 6/15/15	115
85,753	MASTR Asset Securitization Trust 2004-6, 5.00%, 7/25/19	89
100,000	McKesson Corp., 1.29%, 3/10/17	100
370,000	Mobile Mini Inc., 7.88%, 12/01/20	412
300,000	Morgan Stanley, 1.48%, 2/25/16	304
500,000	Morgan Stanley, 1.51%, 4/25/18	511
400,000	Morgan Stanley, 5.45%, 1/09/17	442
400,000	Morgan Stanley, 5.45%, 12/29/49	404

Semi-Annual Report	45

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

100,000	Murphy Oil Corp., 2.50%, 12/01/17	$ 102
70,000	Mylan Inc./PA, 1.80%, 6/24/16	71
500,000	Nabors Industries Inc. 144A, 2.35%, 9/15/16 (b)	512
250,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	255
200,000	National Oilwell Varco Inc., 1.35%, 12/01/17	200
160,000	NBCUniversal Enterprise Inc. 144A, 0.91%, 4/15/18 (b)	162
50,000	NextEra Energy Capital Holdings Inc., 1.20%, 6/01/15	50
400,000	NextEra Energy Capital Holdings Inc., 1.34%, 9/01/15	403
290,000	Nissan Motor Acceptance Corp. 144A, 1.00%, 3/15/16 (b)	290
140,000	Nissan Motor Acceptance Corp. 144A, 1.95%, 9/12/17 (b)	141
110,000	PACCAR Financial Corp., 0.84%, 12/06/18	111
200,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 3.13%, 5/11/15 (b)	205
220,000	Plains Exploration & Production Co., 6.50%, 11/15/20	244
250,000	PNC Bank NA, 1.15%, 11/01/16	251
200,000	Prudential Financial Inc., 1.02%, 8/15/18 (a)	200
270,000	Regions Financial Corp., 2.00%, 5/15/18	267
315,237	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	272
60,000	Reynolds American Inc., 1.05%, 10/30/15	60
170,000	Rockies Express Pipeline LLC 144A, 3.90%, 4/15/15 (b)	173
220,000	Sabine Pass LNG LP, 7.50%, 11/30/16 (a)	245
200,000	SABMiller Holdings Inc. 144A, 0.92%, 8/01/18 (b)	202
125,000	SandRidge Energy Inc., 8.75%, 1/15/20 (a)	136
100,000	SBA Communications Corp., 5.63%, 10/01/19 (a)	105
272,291	Sequoia Mortgage Trust, 1.45%, 2/25/43	262
271,359	Sequoia Mortgage Trust, 1.55%, 4/25/43	251
216,753	Sequoia Mortgage Trust, 3.50%, 4/25/42	222
60,000	Simon Property Group LP, 4.20%, 2/01/15	61
356,211	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (b)	356
127,973	Springleaf Mortgage Loan Trust 144A, 1.57%, 12/25/59 (b)	128
442,277	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (b)	443
119,948	Springleaf Mortgage Loan Trust 144A, 2.22%, 10/25/57 (b)	122
410,765	Structured Agency Credit Risk Debt Notes, 1.60%, 11/25/23	415
400,000	Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.50%, 10/01/18	426
570,000	SunTrust Bank/Atlanta GA, 1.35%, 2/15/17	571
145,000	Tesoro Corp., 4.25%, 10/01/17	154
150,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	150
758,546	Thornburg Mortgage Securities Trust 2004-1,
	1.62%, 3/25/44	747
140,000	Time Warner Inc., 3.15%, 7/15/15	144
360,000	T-Mobile USA Inc. 144A, 5.25%, 9/01/18 (b)	381
1,500,000	U.S. Treasury Bill, 0.25%, 8/28/14	1,500

Principal or Shares	Security Description	Value (000)

4,200,000	U.S. Treasury Note, 0.38%, 4/30/16	$ 4,197
3,600,000	U.S. Treasury Note, 0.63%, 7/15/16	3,609
3,510,000	U.S. Treasury Note, 0.63%, 2/15/17	3,495
1,160,000	U.S. Treasury Note, 0.75%, 1/15/17	1,160
2,800,000	U.S. Treasury Note, 0.88%, 9/15/16	2,819
250,000	U.S. Treasury Note, 1.00%, 3/31/17	251
200,000	U.S. Treasury Note, 1.25%, 10/31/15 (d)	203
60,000	UnitedHealth Group Inc., 1.40%, 10/15/17	60
120,000	Ventas Realty LP, 1.25%, 4/17/17	120
181,000	Ventas Realty LP, 1.55%, 9/26/16	183
560,000	Verizon Communications Inc., 1.00%, 6/17/19	567
110,000	Verizon Communications Inc., 1.76%, 9/15/16	113
250,000	Verizon Communications Inc., 1.98%, 9/14/18	264
95,045	VOLT XIX LLC 144A, 3.63%, 4/25/55 (b)	96
490,961	VOLT XX LLC 144A, 3.63%, 3/25/54 (b)	494
490,056	VOLT XXI LLC 144A, 3.63%, 11/25/53 (b)	493
248,431	VOLT XXII LLC 144A, 3.63%, 10/27/53 (b)	250
399,291	VOLT XXIV LLC 144A, 3.25%, 11/25/53 (b)	400
170,000	Vornado Realty LP, 4.25%, 4/01/15	174
493,345	WaMu Mortgage Pass Through Certificates, 2.41%, 10/25/36	430
120,000	WellPoint Inc., 1.25%, 9/10/15	121
460,000	WellPoint Inc., 2.38%, 2/15/17	471
280,000	Wells Fargo & Co., 0.86%, 4/23/18	282
500,000	Western Union Co., 1.23%, 8/21/15	503
390,000	Windstream Corp., 7.88%, 11/01/17	450
100,000	WM Wrigley Jr. Co. 144A, 1.40%, 10/21/16 (b)	101
100,000	WM Wrigley Jr. Co. 144A, 2.00%, 10/20/17 (b)	101
230,000	WPX Energy Inc., 5.25%, 1/15/17	248

		65,994

Virgin Islands (British) (USD) (1%)
200,000	CNOOC Finance 2013 Ltd., 1.13%, 5/09/16	200
200,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (b)	197
210,000	Want Want China Finance Ltd. 144A, 1.88%, 5/14/18 (b)	204

		601

Total Bonds (Cost - $124,138)		125,100

Purchased Call Options (0%)
51	Eurodollar 2-Year Mid-Curve Option, 98.375, 7/11/14	7
262	U.S. Treasury Inflation Protected,, 115, 9/20/14	12

Total Purchased Call Options (Cost - $21)		19

Purchased Put Options (0%)
117	Eurodollar 1-Year Mid-Curve Option, 99,
	7/11/14	9
100	Eurodollar 2-Year Mid-Curve Option, 97.25, 9/12/14	8
51	Eurodollar 2-Year Mid-Curve Option, 97.625, 7/11/14	5
223	U.S. Treasury 5 Year Futures Option, 118.5, 5/23/14	23

Total Purchased Put Options (Cost - $103)		45

Investment Company (6%)
8,149,500	Payden Cash Reserves Money Market Fund * (Cost - $8,150)	8,150

46	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Total (Cost - $135,027) (104%)		$ 135,916
Liabilities in excess of Other Assets (-4%)		(5,758)

Net Assets (100%)		$ 130,158

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	All or portion of these securities are on loan. At April 30, 2014, the total market value of the Fund’s securities on loan is $6,829 and the total market value of the collateral held by the Fund is $7,038. Amount in 000s.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Principal in foreign currency.
(d)	All or portion of the security is pledged to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
7/16/2014	Brazilian Real (Sell 429)	Barclays Bank PLC	$ 1
5/8/2014	British Pound (Buy 637)	HSBC Bank USA, N.A.	7
5/8/2014	Euro (Sell 464)	Citibank, N.A.	—

			$ 8

Liabilities:
5/8/2014	British Pound (Sell 3,028)	HSBC Bank USA, N.A.	(88)
5/8/2014	Canadian Dollar (Sell 1,014)	Royal Bank of Canada	(7)
5/8/2014	Euro (Sell 2,388)	Citibank, N.A.	(37)
7/29/2014	Euro (Sell 468)	HSBC Bank USA, N.A.	(2)
6/11/2014	Mexican Peso (Sell 28,640)	Credit Suisse First Boston International	(35)

			$(169)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
32	U.S. Treasury 2 Year Note Future	Jul-14	$7,036	$1
33	U.S. Treasury 5 Year Note Future	Jul-14	(3,942)	3

				$4

Put Options Written

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
223	U.S. Treasury 5 Year Futures Option, 118	May-14	$(10)	$27

See notes to financial statements.

Semi-Annual Report	47

Payden Global Fixed Income Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed ten years.

Portfolio Composition - percent of value
Corporate	42%
Foreign Government	25%
Investment Company	24%
U.S. Treasury	7%
Mortgage Backed	2%

Schedule of Investments - April 30, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (79%)
Australia (USD) (1%)
260,000	Macquarie Group Ltd. 144A, 1.22%, 1/31/17 (a)	$ 260
180,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.90%, 3/22/23 (a)	179

		439

Bermuda (EUR) (1%)
150,000	Fidelity International Ltd., 6.88%, 2/24/17	236

Brazil (BRL) (1%)
700,000	BRF SA 144A, 7.75%, 5/22/18 (a)	255

Canada (CAD) (1%)
130,000	Canadian Government Bond, 3.75%, 6/01/19	130
200,000	Canadian Government Bond, 5.00%, 6/01/37	247

		377

Canada (USD) (0%)
125,000	Rogers Communications Inc., 5.00%, 3/15/44 (b)	128

Denmark (EUR) (2%)
200,000	Carlsberg Breweries A/S, 2.63%, 11/15/22	283
235,000	Danske Bank A/S, 3.88%, 10/04/23	347

		630

Finland (EUR) (1%)
140,000	Finland Government Bond, 2.63%, 7/04/42 (c)	202
170,000	Finland Government Bond, 2.75%, 7/04/28 (c)	252

		454

France (CAD) (1%)
330,000	Cie de Financement Foncier SA, 4.55%, 4/28/17	325

France (EUR) (3%)
690,000	France Government Bond OAT, 3.25%, 10/25/21	1,082

France (GBP) (1%)
100,000	AXA SA, 5.63%, 1/16/54	172
100,000	Cie de St-Gobain, 4.63%, 10/09/29	171

		343

France (USD) (2%)
200,000	Banque Federative du Credit Mutuel SA 144A, 2.50%, 10/29/18 (a)	201
200,000	BPCE SA, 5.70%, 10/22/23 (c)	212
260,000	Credit Agricole SA/London 144A, 1.39%, 4/15/16 (a)	264

		677

Germany (EUR) (2%)
250,000	Bundesobligation, 0.25%, 4/13/18	345
200,000	Bundesrepublik Deutschland, 4.75%, 7/04/34	390
100,000	Bundesrepublik Deutschland, 4.75%, 7/04/40	205

		940

Hong Kong (USD) (0%)
200,000	AIA Group Ltd. 144A, 4.88%, 3/11/44 (a)	206

Principal or Shares	Security Description	Value (000)
Ireland (EUR) (1%)
190,000	Aquarius and Investments PLC for Zurich Insurance Co. Ltd., 4.25%, 10/02/43	$ 282
50,000	GE Capital European Funding, 2.25%, 7/20/20	72

		354

Ireland (GBP) (1%)
130,000	GE Capital UK Funding, 4.38%, 7/31/19	237

Italy (EUR) (4%)
150,000	Italy Buoni Poliennali Del Tesoro, 3.75%, 4/15/16	220
900,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 2/01/20	1,416
80,000	Italy Buoni Poliennali Del Tesoro, 5.00%, 8/01/39	129

		1,765

Italy (USD) (1%)
220,000	Intesa Sanpaolo SpA, 2.38%, 1/13/17	222

Japan (GBP) (0%)
120,000	Sumitomo Mitsui Banking Corp., 1.07%, 3/18/16	203

Japan (JPY) (7%)
40,000,000	Japan Government Ten Year Bond, 0.80%, 9/20/23	399
40,000,000	Japan Government Ten Year Bond, 1.40%, 6/20/19	415
85,000,000	Japan Government Ten Year Bond, 1.50%, 12/20/17	873
25,000,000	Japan Government Thirty Year Bond, 2.00%, 9/20/40	262
15,000,000	Japan Government Thirty Year Bond, 2.20%, 9/20/39	164
80,000,000	Japan Government Twenty Year Bond, 1.70%, 9/20/33	816

		2,929

Japan (USD) (1%)
200,000	Sompo Japan Insurance Inc. 144A, 5.33%, 3/28/73 (a)	214

Jersey (EUR) (0%)
50,000	Heathrow Funding Ltd., 4.60%, 2/15/18 (c)	78

Netherlands (EUR) (2%)
100,000	KBC Internationale Financieringsmaatschappij NV, 2.13%, 9/10/18	144
340,000	Netherlands Government Bond 144A, 2.25%, 7/15/22 (a)	500

		644

48	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Netherlands (USD) (1%)
260,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.63%, 12/01/23	$ 272
200,000	ING Bank NV 144A, 1.18%, 3/07/16 (a)	202

		474

Spain (EUR) (2%)
90,000	Spain Government Bond, 4.20%, 1/31/37	130
180,000	Spain Government Bond, 4.25%, 10/31/16	270
230,000	Spain Government Bond, 4.85%, 10/31/20	372

		772

Sweden (EUR) (1%)
200,000	SBAB Bank AB, 2.38%, 9/04/20	287

United Kingdom (EUR) (2%)
100,000	HSBC Holdings PLC, 3.38%, 1/10/24	145
50,000	Imperial Tobacco Finance PLC, 8.38%, 2/17/16	79
165,000	Lloyds TSB Bank PLC, 6.50%, 3/24/20	277
120,000	Royal Bank of Scotland PLC, 6.93%, 4/09/18	191
150,000	Standard Chartered Bank, 5.88%, 9/26/17	236

		928

United Kingdom (GBP) (6%)
110,000	Aviva PLC, 6.13%, 11/14/36	204
75,000	Barclays Bank PLC, 6.75%, 1/16/23	140
121,000	ENW Capital Finance PLC, 6.75%, 6/20/15	216
110,000	HSBC Bank PLC, 5.38%, 11/04/30	198
100,000	InterContinental Hotels Group PLC, 6.00%, 12/09/16	186
100,000	Next PLC, 5.38%, 10/26/21	191
150,000	United Kingdom Gilt, 2.25%, 9/07/23	245
180,000	United Kingdom Gilt, 2.75%, 1/22/15	309
120,000	United Kingdom Gilt, 4.25%, 12/07/55	242
190,000	United Kingdom Gilt, 4.75%, 12/07/38	394

		2,325

United Kingdom (USD) (1%)
300,000	Standard Chartered PLC 144A, 3.95%, 1/11/23 (a)(b)	292

United States (EUR) (1%)
200,000	AT&T Inc., 1.88%, 12/04/20	281
100,000	Morgan Stanley, 5.38%, 8/10/20	166
100,000	National Grid North America Inc., 1.75%, 2/20/18	142

		589

United States (USD) (32%)
115,000	Altria Group Inc., 4.75%, 5/05/21	126
260,000	American Express Bank FSB, 0.45%, 6/12/17	259
150,000	American International Group Inc., 3.00%, 3/20/15	153
205,000	American Tower Corp., 3.50%, 1/31/23	197
210,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC 144A, 3.00%, 2/06/19 (a)	211
100,000	Bank of America Corp., 3.70%, 9/01/15	104
120,000	Bank of America Corp., 4.00%, 4/01/24	121
210,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	233
100,000	BioMed Realty LP, 3.85%, 4/15/16	105
80,000	Buckeye Partners LP, 5.85%, 11/15/43 (b)	88
190,000	Carlyle Holdings II Finance LLC 144A, 5.63%, 3/30/43 (a)	207
90,000	CBS Corp., 5.75%, 4/15/20	104
190,000	Celgene Corp., 2.30%, 8/15/18 (b)	192

Principal or Shares	Security Description	Value (000)

213,000	Citigroup Inc., 6.01%, 1/15/15	$ 221
180,000	Continental Resources Inc./OK, 5.00%, 9/15/22	191
150,000	Daimler Finance North America LLC 144A, 1.88%, 1/11/18 (a)	151
200,000	Digital Realty Trust LP, 5.88%, 2/01/20 (b)	221
150,000	Dignity Health, 3.13%, 11/01/22	139
152,000	Dow Chemical Co., 9.40%, 5/15/39	246
180,000	Energy Transfer Partners LP, 4.15%, 10/01/20	188
420,000	FNMA 30YR TBA, 4.50% (d)	451
160,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	185
50,000	General Electric Capital Corp., 5.88%, 1/14/38	60
120,000	General Electric Capital Corp., 6.38%, 11/15/67	134
190,000	Glencore Funding LLC 144A, 1.39%, 5/27/16 (a)	191
52,262	GreenPoint Mortgage Funding Trust, 0.43%, 6/25/45	34
215,000	Health Care REIT Inc., 4.95%, 1/15/21	237
26,416	Indymac Index Mortgage Loan Trust, 2.62%, 10/25/34	25
110,000	JPMorgan Chase & Co., 4.35%, 8/15/21	119
260,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43 (a)	281
135,000	Lexington Realty Trust, 4.25%, 6/15/23	132
145,000	McKesson Corp., 3.80%, 3/15/24	147
115,000	MDC Holdings Inc., 6.00%, 1/15/43	104
80,000	Merrill Lynch & Co. Inc., 6.11%, 1/29/37	91
130,000	Merrill Lynch & Co. Inc., 6.88%, 4/25/18 (b)	153
45,000	MetLife Inc., 6.40%, 12/15/36	49
55,000	MetLife Inc., 10.75%, 8/01/39 (b)	84
200,000	Metropolitan Edison Co. 144A, 3.50%, 3/15/23 (a)	196
200,000	Morgan Stanley, 4.10%, 5/22/23	199
100,000	Murphy Oil Corp., 2.50%, 12/01/17	102
135,000	Nationwide Mutual Insurance Co. 144A, 4.95%, 4/22/44 (a)	135
95,000	NBCUniversal Media LLC, 4.38%, 4/01/21	104
50,000	NBCUniversal Media LLC, 6.40%, 4/30/40	63
75,000	Owens Corning, 4.20%, 12/15/22	75
180,000	Plains Exploration & Production Co., 6.50%, 11/15/20	200
110,000	Prudential Financial Inc., 5.63%, 6/15/43 (b)	114
152,000	Prudential Financial Inc., 7.38%, 6/15/19	188
185,000	Ryder System Inc., 3.50%, 6/01/17	196
150,000	Sempra Energy, 9.80%, 2/15/19	200
125,000	SLM Corp., 6.13%, 3/25/24	124
110,000	State Street Corp., 4.96%, 3/15/18	120
134,312	Structured Adjustable Rate Mortgage Loan Trust, 2.48%, 10/25/34	134
190,000	Textron Inc., 3.65%, 3/01/21	194
186,973	Thornburg Mortgage Securities Trust, 0.89%, 9/25/44	178
450,000	U.S. Treasury Bill, 0.00%, 5/15/14 (e)(f)	450
1,300,000	U.S. Treasury Note, 0.38%, 1/31/16	1,302
200,000	U.S. Treasury Note, 0.63%, 8/31/17	197
270,000	U.S. Treasury Note, 0.88%, 12/31/16	271
320,000	U.S. Treasury Note, 0.88%, 1/31/17 (e)	321
600,000	U.S. Treasury Note, 3.13%, 5/15/21	635
90,000	Viacom Inc., 3.88%, 4/01/24 (b)	91
195,000	Vornado Realty LP, 4.25%, 4/01/15 (b)	200
80,000	Wachovia Corp., 5.50%, 8/01/35	89

Semi-Annual Report	49

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)
238,000	Wells Fargo & Co., 4.48%, 1/16/24	$ 249
155,000	Williams Companies Inc., 3.70%, 1/15/23 (b)	143
90,000	WM Wrigley Jr. Co. 144A, 3.38%, 10/21/20 (a)	93

		12,497

Total Bonds (Cost - $29,708)		30,902

Investment Company (25%)
1,699,786	Payden Cash Reserves Money Market Fund *	1,700
290,099	Payden Emerging Markets Bond Fund, Institutional Class *	4,006
90,449	Payden Emerging Markets Local Bond Fund, Investor Class *	800
444,029	Payden High Income Fund, Investor Class *	3,184

Total Investment Company (Cost - $10,212)		9,690

Total (Cost - $39,920) (104%)		40,592
Liabilities in excess of Other Assets (-4%)		(1,476)

Net Assets (100%)		$ 39,116

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At April 30, 2014, the total market value of the Fund’s securities on loan is $1,530 and the total market value of the collateral held by the Fund is $1,574. Amounts in 000s.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	Security was purchased on a delayed delivery basis.
(e)	All or portion of the security is pledged to cover open futures contract margin requirements.
(f)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
5/28/2014	Australian Dollar (Buy 386)	The Royal Bank of Scotland PLC	$12
7/16/2014	Brazilian Real (Sell 691)	Barclays Bank PLC	1
7/28/2014	British Pound (Buy 934)	UBS AG	10
5/28/2014	Canadian Dollar (Buy 250)	The Royal Bank of Scotland PLC	3
5/28/2014	Euro (Buy 1,991)	Royal Bank of Canada	30
5/28/2014	Japanese Yen (Buy 53,100)	Barclays Bank PLC	—
6/30/2014	Japanese Yen (Sell 261,300)	Barclays Bank PLC	6
6/23/2014	Norwegian Krone (Buy 9,274)	JPMorgan Chase Bank, N.A.	3
5/21/2014	Poland Zloty (Buy 2,355)	Barclays Bank PLC	8
5/28/2014	Swiss Franc (Buy 270)	The Royal Bank of Scotland PLC	3

			$76

Liabilities:
5/22/2014	Australian Dollar (Sell 1,286)	Royal Bank of Canada	$(38)
5/8/2014	Australian Dollar (Sell 386)	The Royal Bank of Scotland PLC	(3)
5/8/2014	British Pound (Sell 1,465)	HSBC Bank USA, N.A.	(43)
5/28/2014	British Pound (Sell 501)	HSBC Bank USA, N.A.	(12)
5/8/2014	Canadian Dollar (Sell 1,024)	Royal Bank of Canada	(8)
5/22/2014	Canadian Dollar (Sell 2,231)	Royal Bank of Canada	(5)
5/8/2014	Euro (Sell 2,972)	Citibank, N.A.	(46)
7/29/2014	Euro (Sell 2,550)	HSBC Bank USA, N.A.	(12)
5/8/2014	Euro (Sell 19)	Royal Bank of Canada	—
5/8/2014	Euro (Sell 2,738)	Royal Bank of Canada	(42)
5/8/2014	Euro (Sell 2,766)	State Street Bank & Trust Co.	(43)
5/8/2014	Japanese Yen (Sell 354,700)	Barclays Bank PLC	(57)
7/30/2014	Swiss Franc (Sell 1,379)	State Street Bank & Trust Co.	(1)
5/8/2014	Swiss Franc (Sell 270)	The Royal Bank of Scotland PLC	(4)

			$(314)

50	Payden Mutual Funds

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
27	Australian 3 Year Bond Future	Jun-14	$2,727	$4
2	Canadian 10 Year Bond Future	Jun-14	239	2
1	Euro-Bund Future	Jun-14	201	2
8	Euro-Schatz Future	Jun-14	1,226	(1)
1	Japan 10 Year Bond Future	Jun-14	—	—
2	Long Gilt Future	Jun-14	(373)	(5)
14	U.S. Long Bond Future	Jun-14	(1,889)	(34)
61	U.S. Treasury 10 Year Note Future	Jun-14	(7,590)	4
21	U.S. Treasury 5 Year Note Future	Jul-14	2,509	(6)
3	U.S. Ultra Long Bond Future	Jun-14	442	11

				$(23)

See notes to financial statements.

Semi-Annual Report	51

Payden Emerging Markets Bond Fund

The Fund seeks a high level of total return by generally investing in below investment grade debt instruments and income producing securities of emerging market countries denominated in U.S. and foreign currencies with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Corporate	48%
Foreign Government	46%
Cash equivalent	6%

Schedule of Investments -  April 30, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (96%)
Armenia (USD) (2%)
16,010,000	Republic of Armenia 144A, 6.00%, 9/30/20 (a)	$ 16,470

Australia (USD) (0%)
3,970,000	CNOOC Curtis Funding No. 1 Pty. Ltd. 144A, 4.50%, 10/03/23 (a)(b)	4,080

Azerbaijan (USD) (1%)
6,790,000	State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23	6,581

Barbados (USD) (0%)
1,860,000	Columbus International Inc. 144A, 7.38%, 3/30/21 (a)(b)	1,951

Belarus (USD) (2%)
6,290,000	Republic of Belarus, 8.75%, 8/03/15 (b)	6,348
7,950,000	Republic of Belarus, 8.95%, 1/26/18	8,062

		14,410

Bolivia (USD) (0%)
1,610,000	Bolivian Government International Bond 144A, 5.95%, 8/22/23 (a)	1,707

Brazil (USD) (3%)
4,370,000	Banco Nacional de Desenvolvimento Economico e Social 144A, 5.75%, 9/26/23 (a)	4,567
10,900,000	Brazilian Government International Bond, 4.25%, 1/07/25 (b)	10,832
4,240,000	Cielo SA/Cielo USA Inc. 144A, 3.75%, 11/16/22 (a)	3,985
3,240,000	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/19 (a)(b)	3,171

		22,555

Canada (USD) (0%)
2,550,000	CNOOC Nexen Finance 2014 ULC, 4.88%, 4/30/44	2,522

Cayman Islands (USD) (5%)
4,140,000	AES Andres Dominicana Ltd./Itabo Dominicana Ltd. 144A, 9.50%, 11/12/20 (a)(b)	4,430
1,950,000	Brazil Minas SPE via State of Minas Gerais 144A, 5.33%, 2/15/28 (a)(b)	1,923
4,520,000	China Overseas Finance Cayman III Ltd., 5.38%, 10/29/23 (b)	4,438
2,620,000	Comcel Trust 144A, 6.88%, 2/06/24 (a)	2,748
4,170,000	Golden Eagle Retail Group Ltd. 144A, 4.63%, 5/21/23 (a)	3,728
4,280,000	Grupo Aval Ltd. 144A, 4.75%, 9/26/22 (a)	4,194
3,620,000	Intercorp Retail Trust 144A, 8.88%, 11/14/18 (a)(b)	3,919

Principal or Shares	Security Description	Value (000)

4,085,000	Kaisa Group Holdings Ltd. 144A, 8.88%, 3/19/18 (a)	$ 3,978
3,740,000	Odebrecht Finance Ltd. 144A, 7.13%, 6/26/42 (a)	3,824
3,910,000	Petrobras International Finance Co., 5.38%, 1/27/21 (b)	4,024
3,740,000	TAM Capital 3 Inc. 144A, 8.38%, 6/03/21 (a)	4,062

		41,268

Chile (USD) (1%)
2,090,000	CFR International SpA 144A, 5.13%, 12/06/22 (a)	2,077
2,140,000	Corp Nacional del Cobre de Chile 144A, 3.00%, 7/17/22 (a)	2,036
3,355,000	Corp. Nacional del Cobre de Chile 144A, 5.63%, 10/18/43 (a)	3,604

		7,717

Colombia (COP) (1%)
6,956,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	3,911
5,084,000,000	Empresa de Telecomunicaciones de Bogota 144A, 7.00%, 1/17/23 (a)	2,459

		6,370

Colombia (USD) (5%)
3,780,000	Bancolombia SA, 6.13%, 7/26/20 (b)	4,068
4,000,000	Colombia Government International Bond, 4.00%, 2/26/24	4,044
3,600,000	Colombia Government International Bond, 6.13%, 1/18/41	4,131
8,910,000	Colombia Government International Bond, 7.38%, 9/18/37 (b)	11,717
4,050,000	Colombia Telecomunicaciones SA ESP 144A, 5.38%, 9/27/22 (a)	4,020
4,080,000	Ecopetrol SA, 5.88%, 9/18/23	4,473
1,980,000	Oleoducto Central SA 144A, 4.00%, 5/07/21 (a)	1,967
3,800,000	Transportadora de Gas Internacional SA ESP 144A, 5.70%, 3/20/22 (a)	4,061

		38,481

Costa Rica (CRC) (1%)
2,471,700,000	Republic of Costa Rica 144A, 9.20%, 3/27/19 (a)	4,541

Costa Rica (USD) (2%)
4,080,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	4,100
4,020,000	Banco Nacional de Costa Rica 144A, 4.88%, 11/01/18 (a)	4,000
3,510,000	Costa Rica Government International Bond 144A, 4.25%, 1/26/23 (a)	3,238

52	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,580,000	Costa Rica Government International Bond 144A, 4.38%, 4/30/25 (a)(b)	$ 2,303
1,890,000	Instituto Costarricense de Electricidad 144A, 6.38%, 5/15/43 (a)	1,576
3,100,000	Republic of Costa Rica 144A, 7.00%, 4/04/44 (a)(b)	3,092

		18,309

Croatia (USD) (2%)
4,270,000	Croatia Government International Bond 144A, 6.00%, 1/26/24 (a)	4,467
3,015,000	Croatia Government International Bond, 6.38%, 3/24/21 (c)	3,256
7,260,000	Croatia Government International Bond, 6.75%, 11/05/19 (c)	7,995
3,760,000	Hrvatska Elektroprivreda 144A, 6.00%, 11/09/17 (a)	3,972

		19,690

Dominica Republic (USD) (3%)
4,060,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 9.25%, 11/13/19 (a)(b)	3,598
8,260,000	Banco de Reservas de La Republica Dominicana 144A, 7.00%, 2/01/23 (a)	7,981
1,060,000	Dominican Republic International Bond 144A, 6.60%, 1/28/24 (a)	1,097
6,840,000	Dominican Republic International Bond 144A, 7.45%, 4/30/44 (a)	6,911
3,620,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (a)	4,037

		23,624

El Salvador (USD) (1%)
4,920,000	Republic of El Salvador 144A, 5.88%, 1/30/25 (a)	4,797

Gabon (USD) (0%)
3,070,000	Gabonese Republic 144A, 6.38%, 12/12/24 (a)	3,288

Georgia (USD) (2%)
3,840,000	Bank of Georgia JSC 144A, 7.75%, 7/05/17 (a)	4,067
7,705,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	8,399
5,571,000	Republic of Georgia 144A, 6.88%, 4/12/21 (a)	6,047

		18,513

Ghana (GHS) (0%)
1,205,000	Standard Chartered Bank 144A, 23.00%, 8/23/17 (a)	410
6,780,000	Standard Chartered Bank 144A, 24.00%, 5/27/15 (a)	2,380

		2,790

Ghana (USD) (1%)
2,580,000	Republic of Ghana 144A, 7.88%, 8/07/23 (a)	2,399
5,470,000	Republic of Ghana, 8.50%, 10/04/17 (b)(c)	5,600

		7,999

Guatemala (USD) (1%)
2,000,000	Guatemala Government Bond 144A, 4.88%, 2/13/28 (a)	1,960
3,770,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (a)	4,086

		6,046

Principal or Shares	Security Description	Value (000)
Honduras (USD) (1%)
8,700,000	Honduras Government International Bond 144A, 7.50%, 3/15/24 (a)	$ 8,722
1,860,000	Republic of Honduras 144A, 8.75%, 12/16/20 (a)	2,050

		10,772

Hungary (USD) (2%)
2,900,000	Hungary Government International Bond, 5.38%, 3/25/24	3,012
1,870,000	MFB Magyar Fejlesztesi Bank Zrt 144A, 6.25%, 10/21/20 (a)	2,020
6,080,000	Republic of Hungary, 4.13%, 2/19/18	6,293
5,630,000	Republic of Hungary, 6.25%, 1/29/20	6,258

		17,583

Indonesia (USD) (4%)
2,080,000	Indonesia Government International Bond 144A, 4.88%, 5/05/21 (a)	2,155
3,860,000	Indonesia Government International Bond 144A, 5.38%, 10/17/23 (a)	4,048
3,680,000	Indonesia Government International Bond 144A, 5.88%, 1/15/24 (a)	3,993
1,980,000	Indonesia Government International Bond 144A, 6.75%, 1/15/44 (a)	2,203
5,720,000	Indonesia Government International Bond, 8.50%, 10/12/35 (c)	7,429
5,850,000	Pertamina Persero PT 144A, 4.30%, 5/20/23 (a)	5,345
4,860,000	Pertamina Persero PT 144A, 5.25%, 5/23/21 (a)	4,903
3,710,000	Pertamina Persero PT 144A, 6.00%, 5/03/42 (a)	3,320

		33,396

Ireland (USD) (1%)
3,550,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 4/30/18 (b)(c)	3,838
880,000	Vnesheconombank Via VEB Finance PLC 144A, 6.80%, 11/22/25 (a)	822
2,280,000	Vnesheconombank Via VEB Finance PLC, 6.90%, 7/09/20 (c)	2,229

		6,889

Israel (USD) (0%)
3,120,000	SUAM Finance BV 144A, 4.88%, 4/17/24 (a)	3,128

Ivory Coast (USD) (2%)
17,680,000	Ivory Coast Government International Bond 144A, 5.75%, 12/31/32 (a)	16,755

Kazakhstan (USD) (3%)
9,060,000	Development Bank of Kazakhstan JSC 144A, 4.13%, 12/10/22 (a)	8,267
3,650,000	KazAgro National Management Holding JSC 144A, 4.63%, 5/24/23 (a)	3,413
2,920,000	KazMunaiGaz Finance Sub BV 144A, 11.75%, 1/23/15 (a)	3,131
5,260,000	KazMunayGas National Co. JSC 144A, 5.75%, 4/30/43 (a)	4,787
4,730,000	KazMunayGas National Co. JSC 144A, 6.38%, 4/09/21 (a)	5,160

		24,758

Luxembourg (USD) (1%)
1,370,000	ArcelorMittal, 5.75%, 8/05/20	1,459

Semi-Annual Report	53

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)

4,250,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	$ 4,266
4,910,000	Far East Capital Ltd. SA 144A, 8.00%, 5/02/18 (a)	3,486

		9,211

Mexico (MXN) (2%)
32,700,000	Grupo Televisa SAB, 7.25%, 5/14/43	2,034
66,270,000	Mexican Bonos, 8.50%, 11/18/38	5,799
71,600,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (a)	5,106

		12,939

Mexico (USD) (6%)
3,940,000	BBVA Bancomer SA/Grand Cayman 144A, 6.01%, 5/17/22 (a)	4,073
3,600,000	Cemex SAB de CV 144A, 9.00%, 1/11/18 (a)	3,906
2,780,000	Grupo Cementos de Chihuahua SAB de CV 144A, 8.13%, 2/08/20 (a)	3,027
1,220,000	Grupo Cementos de Chihuahua SAB de CV, 8.13%, 2/08/20 (c)	1,328
3,740,000	Grupo Idesa SA de CV 144A, 7.88%, 12/18/20 (a)	3,941
3,840,000	Grupo KUO SAB De CV 144A, 6.25%, 12/04/22 (a)	3,907
2,780,000	Mexico Government International Bond, 4.00%, 10/02/23 (b)	2,853
5,628,000	Mexico Government International Bond, 5.55%, 1/21/45	6,106
2,958,000	Mexico Government International Bond, 6.75%, 9/27/34	3,698
10,250,000	Pemex Project Funding Master Trust, 6.63%, 6/15/35	11,531
5,830,000	Petroleos Mexicanos, 5.50%, 6/27/44	5,743
2,050,000	Petroleos Mexicanos 144A, 6.38%, 1/23/45 (a)	2,250

		52,363

Morocco (USD) (1%)
1,890,000	BMCE Bank, 6.25%, 11/27/18	1,956
4,375,000	Morocco Government International Bond 144A, 5.50%, 12/11/42 (a)	4,112
6,650,000	OCP SA 144A, 5.63%, 4/25/24 (a)	6,667

		12,735

Netherlands (USD) (4%)
4,140,000	Ajecorp BV 144A, 6.50%, 5/14/22 (a)	3,912
4,100,000	GTB Finance BV 144A, 6.00%, 11/08/18 (a)	4,080
8,390,000	Kazakhstan Temir Zholy Finance BV 144A, 6.38%, 10/06/20 (a)	9,133
3,530,000	Kazakhstan Temir Zholy Finance BV 144A, 6.95%, 7/10/42 (a)	3,613
3,675,000	Majapahit Holding BV 144A, 7.88%, 6/29/37 (a)	4,111
3,565,000	Majapahit Holding BV 144A, 8.00%, 8/07/19 (a)	4,153
4,050,000	Metinvest BV 144A, 8.75%, 2/14/18 (a)	3,555

		32,557

Nigeria (NGN) (1%)
850,000,000	Standard Chartered Bank 144A, 0.00%, 4/13/15 (a)	4,700

Principal or Shares	Security Description	Value (000)
Nigeria (USD) (1%)
1,510,000	Nigeria Government International Bond 144A, 6.75%, 1/28/21 (a)	$ 1,642
2,450,000	Republic of Nigeria 144A, 5.13%, 7/12/18 (a)	2,508
3,740,000	Zenith Bank PLC 144A, 6.25%, 4/22/19 (a)	3,750

		7,900

Pakistan (USD) (1%)
4,900,000	Pakistan Government International Bond 144A, 7.25%, 4/15/19 (a)	4,931
3,140,000	Pakistan Government International Bond 144A, 8.25%, 4/15/24 (a)(b)	3,136

		8,067

Panama (USD) (2%)
3,410,000	AES El Salvador Trust II 144A, 6.75%, 3/28/23 (a)	3,274
3,660,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd. 144A, 8.38%, 5/10/20 (a)	3,834
3,570,000	Republic of Panama, 5.20%, 1/30/20	3,976
3,520,000	Republic of Panama, 6.70%, 1/26/36	4,246
2,490,000	Republic of Panama, 9.38%, 4/01/29	3,604

		18,934

Paraguay (USD) (1%)
2,190,000	Republic of Paraguay 144A, 4.63%, 1/25/23 (a)	2,187
2,610,000	Telefonica Celular del Paraguay SA 144A, 6.75%, 12/13/22 (a)	2,747

		4,934

Peru (USD) (3%)
2,720,000	Abengoa Transmision Sur SA 144A, 6.88%, 4/30/43 (a)	2,839
3,890,000	Banco de Credito del Peru 144A, 6.13%, 4/24/27 (a)	4,092
1,810,000	Cementos Pacasmayo SAA 144A, 4.50%, 2/08/23 (a)	1,708
3,040,000	El Fondo MIVIVIENDA SA 144A, 3.50%, 1/31/23 (a)(b)	2,835
4,800,000	Republic of Peru, 6.55%, 3/14/37	5,940
4,470,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	4,224

		21,638

Philippines (USD) (3%)
3,220,000	Power Sector Assets & Liabilities Management Corp. 144A, 7.39%, 12/02/24 (a)	4,093
2,000,000	Republic of Philippines, 4.20%, 1/21/24	2,078
6,530,000	Republic of Philippines, 6.38%, 10/23/34 (b)	8,195
4,477,000	Republic of Philippines, 7.75%, 1/14/31	6,173
4,680,000	San Miguel Corp., 4.88%, 4/26/23 (b)	4,124

		24,663

Romania (USD) (2%)
4,100,000	Romanian Government International Bond 144A, 4.38%, 8/22/23 (a)	4,172
1,580,000	Romanian Government International Bond 144A, 4.88%, 1/22/24 (a)	1,667
3,100,000	Romanian Government International Bond 144A, 6.13%, 1/22/44 (a)	3,406
5,980,000	Romanian Government International Bond 144A, 6.75%, 2/07/22 (a)	7,101

		16,346

54	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Russian Federation (USD) (1%)
1,600,000	Russian Foreign Bond - Eurobond 144A, 3.50%, 1/16/19 (a)	$ 1,556
6,000,000	Russian Foreign Bond - Eurobond 144A, 4.88%, 9/16/23 (a)	5,722
3,664,750	Russian Foreign Bond - Eurobond 144A, 7.50%, 3/31/30 (a)	4,094

		11,372

Senegal (USD) (0%)
2,260,000	Republic of Senegal 144A, 8.75%, 5/13/21 (a)	2,565

Serbia (USD) (1%)
2,850,000	Republic of Serbia 144A, 5.25%, 11/21/17 (a)	2,943
1,770,000	Republic of Serbia 144A, 5.88%, 12/03/18 (a)	1,867
6,660,000	Republic of Serbia 144A, 7.25%, 9/28/21 (a)	7,426

		12,236

Singapore (USD) (0%)
2,850,000	TBG Global Pte Ltd. 144A, 4.63%, 4/03/18 (a)(b)	2,811

South Africa (USD) (2%)
5,230,000	Eskom Holdings SOC Ltd. 144A, 5.75%, 1/26/21 (a)	5,413
3,700,000	South Africa Government International Bond, 5.50%, 3/09/20	4,042
8,770,000	Transnet SOC Ltd. 144A, 4.00%, 7/26/22 (a)	8,178

		17,633

Sri Lanka (LKR) (1%)
230,400,000	Citigroup Funding Inc. 144A, 8.50%, 2/06/18 (a)	1,751
126,000,000	Citigroup Funding Inc. 144A, 8.50%, 2/06/18 (a)	957
350,000,000	Citigroup Inc. 144A, 11.00%, 8/06/15 (a)	2,798

		5,506

Sri Lanka (USD) (3%)
2,370,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (a)	2,486
3,910,000	National Savings Bank 144A, 8.88%, 9/18/18 (a)	4,364
7,315,000	Republic of Sri Lanka 144A, 5.88%, 7/25/22 (a)(b)	7,370
3,400,000	Sri Lanka Government International Bond 144A, 5.13%, 4/11/19 (a)	3,434
3,900,000	Sri Lanka Government International Bond 144A, 6.00%, 1/14/19 (a)	4,066

		21,720

Sweden (USD) (1%)
4,005,000	Eileme 2 AB 144A, 11.63%, 1/31/20 (a)	4,806

Tanzania (USD) (1%)
9,640,000	United Republic of Tanzania, 6.33%, 3/09/20 (c)	10,146

Turkey (USD) (3%)
1,880,000	Export Credit Bank of Turkey 144A, 5.88%, 4/24/19 (a)	1,977
3,460,000	Republic of Turkey, 6.88%, 3/17/36	3,971
4,010,000	Republic of Turkey, 7.38%, 2/05/25	4,768
3,480,000	Republic of Turkey, 8.00%, 2/14/34	4,466
1,990,000	Turkiye Garanti Bankasi AS 144A, 4.00%, 9/13/17 (a)	2,006

Principal or Shares	Security Description	Value (000)

4,560,000	Turkiye Halk Bankasi AS 144A, 3.88%, 2/05/20 (a)	$ 4,241
4,050,000	Turkiye Vakiflar Bankasi Tao 144A, 5.00%, 10/31/18 (a)	4,079

		25,508

Ukraine (USD) (1%)
4,530,000	Ukraine Government International Bond, 6.75%, 11/14/17 (c)	3,862
2,110,000	Ukraine Government International Bond 144A, 7.50%, 4/17/23 (a)	1,785
3,600,000	Ukraine Government International Bond 144A, 7.75%, 9/23/20 (a)	3,069

		8,716

Uruguay (USD) (2%)
13,610,000	Uruguay Government International Bond, 4.50%, 8/14/24 (b)	14,069
2,250,000	Uruguay Government International Bond, 7.63%, 3/21/36	2,962

		17,031

Venezuela (USD) (3%)
4,200,000	Petroleos de Venezuela SA, 5.25%, 4/12/17 (c)	3,402
1,440,000	Petroleos de Venezuela SA 144A, 8.50%, 11/02/17 (a)	1,300
9,440,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (c)	7,752
2,940,000	Republic of Venezuela, 5.75%, 2/26/16 (b)(c)	2,675
7,010,000	Republic of Venezuela, 6.00%, 12/09/20 (c)	5,091
3,210,000	Republic of Venezuela, 7.00%, 3/31/38 (b)(c)	2,175
8,640,000	Republic of Venezuela, 7.65%, 4/21/25	6,437

		28,832

Virgin Islands (British) (USD) (2%)
4,010,000	Central American Bottling Corp. 144A, 6.75%, 2/09/22 (a)	4,256
5,100,000	Sinopec Group Overseas Development 2013 Ltd. 144A, 4.38%, 10/17/23 (a)	5,215
4,220,000	Star Energy Geothermal Wayang Windu Ltd. 144A, 6.13%, 3/27/20 (a)	4,157
2,920,000	State Grid Overseas Investment 2014 Ltd. 144A, 4.13%, 5/07/24 (a)	2,922
4,010,000	Yingde Gases Investment Ltd. 144A, 8.13%, 4/22/18 (a)	4,095

		20,645

Zambia (USD) (1%)
4,290,000	Zambia Government International Bond 144A, 8.50%, 4/14/24 (a)	4,480

Total Bonds (Cost - $811,588)		807,984

Investment Company (6%)
48,267,895	Payden Cash Reserves Money Market Fund * (Cost - $48,268)	48,268

Total (Cost - $859,856) (102%)		856,252
Liabilities in excess of Other Assets (-2%)		(20,312)

Net Assets (100%)		$ 835,940

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Semi-Annual Report	55

Payden Emerging Markets Bond Fund continued

(b)	All or a portion of these securities are on loan. At April 30, 2014, the total market value of the Fund’s securities on loan is $33,304 and the total market value of the collateral held by the Fund is $34,700. Amounts in 000s.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
5/2/2014	Australian Dollar (Buy 9,088)	State Street Bank & Trust Co.	$42
7/16/2014	Brazilian Real (Sell 9,162)	Barclays Bank PLC	17
5/21/2014	Poland Zloty (Buy 12,633)	Barclays Bank PLC	42

			$101

Liabilities:
5/2/2014	Australian Dollar (Sell 9,088)	State Street Bank & Trust Co.	$(327)
5/14/2014	Colombian Peso (Sell 11,592,000)	Royal Bank of Canada	(276)
5/21/2014	Euro (Sell 3,012)	Barclays Bank PLC	(86)
6/11/2014	Mexican Peso (Sell 117,380)	Credit Suisse First Boston International	(144)
5/19/2014	South African Rand (Sell 45,510)	The Royal Bank of Scotland PLC	(359)
5/20/2014	Turkish Lira (Sell 9,009)	UBS AG	(239)

			$(1,431)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
323	U.S. Treasury 10 Year Note Future	Jun-14	$(40,188)	$34
119	U.S. Ultra Long Bond Future	Jun-14	17,526	777

				$811

See notes to financial statements.

56	Payden Mutual Funds

Payden Emerging Markets Local Bond Fund

The Fund seeks a high level of total return by generally investing in below investment grade debt instruments and income producing securities of emerging market countries denominated in foreign and U.S. currencies.

Portfolio Composition - percent of value

Foreign Government	77%
Corporate	20%
Municipal	2%
Cash equivalent	1%

Schedule of Investments - April 30, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (97%)
Brazil (BRL) (9%)
2,630,000	Brazil Notas do Tesouro Nacional, 6.00%, 8/15/22	$ 2,816
10,695,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/01/17	4,568
16,377,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/01/21	6,589
1,750,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/01/23	687
2,250,000	BRF SA 144A, 7.75%, 5/22/18 (a)	821

		15,481

Cayman Islands (USD) (1%)
740,000	AES Andres Dominicana Ltd./Itabo Dominicana Ltd., 9.50%, 11/12/20 (b)	792
580,000	Comcel Trust 144A, 6.88%, 2/06/24 (a)	608

		1,400

Chile (CLP) (0%)
129,000,000	Republic of Chile, 5.50%, 8/05/20	235

Colombia (COP) (3%)
2,055,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	1,155
1,380,000,000	Empresa de Telecomunicaciones de Bogota 144A, 7.00%, 1/17/23 (a)	667
2,086,000,000	Empresas Publicas de Medellin ESP 144A, 8.38%, 2/01/21 (a)	1,154
1,634,000,000	Republic of Colombia, 7.75%, 4/14/21	957
1,662,000,000	Republic of Colombia, 9.85%, 6/28/27	1,125

		5,058

Costa Rica (CRC) (0%)
218,400,000	Republic of Costa Rica 144A, 9.20%, 3/27/19 (a)	401

Dominica Republic (USD) (1%)
1,010,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 9.25%, 11/13/19 (a)(c)	895

Georgia (USD) (1%)
810,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	883

Ghana (GHS) (1%)
1,750,000	Citigroup Funding Inc. 144A, 24.00%, 5/27/15 (a)	614
1,350,000	Standard Chartered Bank 144A, 23.00%, 8/23/17 (a)	459
690,000	Standard Chartered Bank 144A, 23.00%, 8/23/17 (a)	235

		1,308

Hungary (HUF) (5%)
463,160,000	Hungary Government Bond, 5.50%, 2/12/16	2,181
374,000,000	Hungary Government Bond, 5.50%, 12/22/16	1,783
493,330,000	Hungary Government Bond, 6.75%, 2/24/17	2,414

Principal or Shares	Security Description	Value (000)

637,220,000	Hungary Government Bond, 6.75%, 11/24/17	$ 3,164

		9,542

Indonesia (IDR) (6%)
31,000,000,000	Deutsche Bank AG/London 144A, 5.63%, 5/17/23 (a)	2,280
28,000,000,000	Deutsche Bank AG/London 144A, 8.25%, 6/17/32 (a)	2,367
18,000,000,000	JPMorgan Chase Bank NA 144A, 8.25%, 7/19/21 (a)	1,586
22,900,000,000	JPMorgan Chase Bank NA 144A, 9.50%, 7/17/31 (a)	2,159
11,060,000,000	JPMorgan Chase Bank NA 144A, 10.00%, 7/18/17 (a)	1,029
11,400,000,000	Standard Chartered Bank 144A, 8.38%, 9/17/26 (a)	990

		10,411

Luxembourg (BRL) (1%)
2,350,000	Cosan Luxembourg SA 144A, 9.50%, 3/14/18 (a)	930

Luxembourg (USD) (0%)
870,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	873

Malaysia (MYR) (7%)
13,080,000	Malaysia Government Bond, 3.26%, 3/01/18	3,965
15,130,000	Malaysia Government Bond, 3.89%, 7/31/20	4,634
5,120,000	Malaysia Government Bond, 3.89%, 3/15/27	1,497
5,780,000	Malaysia Government Bond, 4.39%, 4/15/26	1,790

		11,886

Mexico (MXN) (11%)
72,300	America Movil SAB de CV, 6.45%, 12/05/22	521
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43	452
36,320,000	Mexican Bonos, 5.00%, 6/15/17	2,833
43,790,000	Mexican Bonos, 6.50%, 6/10/21	3,508
45,360,000	Mexican Bonos, 8.00%, 6/11/20	3,923
14,640,000	Mexican Bonos, 8.50%, 5/31/29	1,302
9,880,000	Mexican Bonos, 8.50%, 11/18/38	865
19,300,100	Mexican Bonos, 10.00%, 12/05/24	1,905
25,110,000	Mexican Bonos, 10.00%, 11/20/36	2,506
16,240,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	1,302
9,900,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (a)	706

		19,823

Nigeria (NGN) (3%)
90,000,000	Nigeria Treasury Bond 144A, 4.00%, 4/23/15 (a)	518
83,000,000	Nigeria Treasury Bond 144A, 9.25%, 9/28/14 (a)	512
270,000,000	Republic of Nigeria 144A, 13.05%, 8/16/16 (a)	1,687
75,700,000	Republic of Nigeria 144A, 16.00%, 6/29/19 (a)	523
208,980,000	Republic of Nigeria 144A, 16.39%, 1/27/22 (a)	1,507

Semi-Annual Report	57

Payden Emerging Markets Local Bond Fund continued

Principal or Shares	Security Description	Value (000)

49,000,000	Standard Chartered Bank 144A, 0.00%, 4/13/15 (a)(d)	$ 271

		5,018

Panama (USD) (0%)
810,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd. 144A, 8.38%, 5/10/20 (a)	848

Peru (PEN) (2%)
1,430,000	Republic of Peru 144A, 6.90%, 8/12/37 (a)	513
3,950,000	Republic of Peru 144A, 7.84%, 8/12/20 (a)	1,574
2,070,000	Republic of Peru 144A, 8.20%, 8/12/26 (a)	854

		2,941

Peru (USD) (0%)
440,000	Abengoa Transmision Sur SA 144A, 6.88%, 4/30/43 (a)	459

Philippines (PHP) (0%)
22,000,000	Republic of Philippines, 6.25%, 1/14/36	510

Philippines (USD) (0%)
980,000	San Miguel Corp., 4.88%, 4/26/23	864

Poland (PLN) (8%)
13,690,000	Poland Government Bond, 2.50%, 7/25/18	4,400
5,592,000	Poland Government Bond, 4.00%, 10/25/23	1,844
1,610,000	Poland Government Bond, 4.75%, 10/25/16	558
9,690,000	Poland Government Bond, 5.25%, 10/25/17	3,416
11,990,000	Poland Government Bond, 5.50%, 10/25/19	4,344
1,500,000	Poland Government Bond, 6.25%, 10/24/15	520

		15,082

Romania (RON) (1%)
1,500,000	Romania Government Bond, 5.75%, 1/27/16	489
1,250,000	Romania Government Bond, 5.85%, 4/26/23	413
4,300,000	Romania Government Bond, 5.90%, 7/26/17	1,423
520,000	Romania Government Bond, 5.95%, 6/11/21	173

		2,498

Russian Federation (RUB) (8%)
119,980,000	Russian Federal Bond - OFZ, 6.90%, 8/03/16	3,267
160,000,000	Russian Federal Bond - OFZ, 7.40%, 4/19/17	4,343
77,350,000	Russian Federal Bond - OFZ, 7.40%, 6/14/17	2,090
28,000,000	Russian Federal Bond - OFZ, 7.50%, 2/27/19	744
77,220,000	Russian Federal Bond - OFZ, 7.60%, 4/14/21	1,999
66,180,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27	1,710

		14,153

Singapore (IDR) (3%)
36,000,000,000	Standard Chartered Bank/Singapore 144A, 8.38%, 3/19/24 (a)	3,192
20,000,000,000	Standard Chartered Bank/Singapore 144A, 8.38%, 9/17/26 (a)	1,737
10,000,000,000	Standard Chartered Bank/Singapore 144A, 8.38%, 9/17/26 (a)	869

		5,798

South Africa (ZAR) (9%)
61,250,000	Republic of South Africa, 6.25%, 3/31/36	4,299
33,130,000	Republic of South Africa, 6.75%, 3/31/21	2,924
20,050,000	Republic of South Africa, 7.25%, 1/15/20	1,842
29,580,000	Republic of South Africa, 8.25%, 9/15/17	2,870
24,730,000	Republic of South Africa, 10.50%, 12/21/26	2,722
11,200,000	Transnet SOC Ltd. 144A, 9.50%, 5/13/21 (a)	1,052

		15,709

Principal or Shares	Security Description	Value (000)
Sri Lanka (LKR) (1%)
232,700,000	Citigroup Funding Inc. 144A, 8.50%, 2/06/18 (a)	$ 1,768

Thailand (THB) (7%)
85,000,000	Thailand Government Bond, 3.25%, 6/16/17	2,680
96,050,000	Thailand Government Bond, 3.63%, 6/16/23	2,991
56,470,000	Thailand Government Bond, 3.65%, 12/17/21	1,770
123,500,000	Thailand Government Bond, 3.88%, 6/13/19	3,962
23,500,000	Thailand Government Bond, 5.13%, 3/13/18	786

		12,189

Turkey (TRY) (8%)
2,320,000	Akbank TAS 144A, 7.50%, 2/05/18 (a)	982
2,008,484	Turkey Government Bond, 4.00%, 4/01/20	1,040
5,364,080	Turkey Government Bond, 4.50%, 2/11/15	2,605
4,960,000	Turkey Government Bond, 8.00%, 6/04/14	2,352
2,410,000	Turkey Government Bond, 9.00%, 1/27/16	1,144
1,870,000	Turkey Government Bond, 9.50%, 1/12/22	901
8,120,000	Turkey Government Bond, 10.50%, 1/15/20	4,082
1,860,000	Turkey Government Bond, 10.70%, 2/24/16	908

		14,014

Uruguay (UYU) (1%)
26,850,515	Republic of Uruguay, 5.00%, 9/14/18	1,246

Zambia (USD) (0%)
720,000	Republic of Zambia 144A, 8.50%, 4/14/24 (a)	752

Total Bonds (Cost - $188,416)		172,975

Investment Company (1%)
1,508,763	Payden Cash Reserves Money Market Fund *
	(Cost - $1,509)	1,509

Total (Cost - $189,925) (98%)		174,484
Other Assets, net of Liabilities (2%)		3,694

Net Assets (100%)		$ 178,178

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	All or a portion of these securities are on loan. At April 30, 2014, the total market value of the Fund’s securities on loan is $53 and the total market value of the collateral held by the Fund is $56. Amounts in 000s.
(d)	Yield to maturity at time of purchase.

58	Payden Mutual Funds

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
5/2/2014	Australian Dollar (Buy 4,021)	State Street Bank & Trust Co.	$19
5/14/2014	Colombian Peso (Buy 1,598,000)	Royal Bank of Canada	46
5/21/2014	Poland Zloty (Buy 12,209)	Barclays Bank PLC	40
6/18/2014	Thailand Baht (Buy 25,510)	Barclays Bank PLC	2
5/20/2014	Turkish Lira (Buy 943)	UBS AG	4

			$111

Liabilities:
5/2/2014	Australian Dollar (Sell 4,021)	State Street Bank & Trust Co.	(145)
5/21/2014	Euro (Sell 1,294)	Barclays Bank PLC	(37)
6/18/2014	Malaysian Ringgit (Buy 13,427)	Barclays Bank PLC	(13)
6/18/2014	Malaysian Ringgit (Buy 5,358)	Barclays Bank PLC	(10)
5/20/2014	Turkish Lira (Sell 943)	UBS AG	(25)

			$(230)

See notes to financial statements.

Semi-Annual Report	59

Payden Emerging Markets Corporate Bond Fund

The Fund seeks a high level of total return by generally investing in below investment grade corporate debt instruments and income producing securities of emerging market countries denominated in U.S. and foreign currencies with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Corporate	88%
Cash equivalent	12%

Schedule of Investments - April 30, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (98%)
Australia (USD) (0%)
200,000	CNOOC Curtis Funding No. 1 Pty. Ltd. 144A,
	4.50%, 10/03/23 (a)	$ 205

Barbados (USD) (0%)
200,000	Columbus International Inc. 144A,
	7.38%, 3/30/21 (a)(b)	210

Bermuda (USD) (4%)
210,000	China Oriental Group Co. Ltd. 144A,
	8.00%, 8/18/15 (a)	209
520,000	Digicel Group Ltd. 144A, 8.25%, 9/30/20 (a)	556
200,000	Pacnet Ltd. 144A, 9.00%, 12/12/18 (a)	215
980,000	Qtel International Finance Ltd. 144A,
	3.25%, 2/21/23 (a)	924

		1,904

Brazil (USD) (1%)
260,000	Samarco Mineracao SA 144A,
	4.13%, 11/01/22 (a)	242
210,000	USJ Acucar e Alcool SA 144A,
	9.88%, 11/09/19 (a)(b)	206

		448

Canada (USD) (2%)
215,000	Air Canada 144A, 7.75%, 4/15/21 (a)	220
420,000	PTTEP Canada International Finance Ltd. 144A,
	5.69%, 4/05/21 (a)	465

		685

Cayman Islands (USD) (16%)
250,000	AES Andres Dominicana Ltd. / Itabo Dominicana
	Ltd. 144A, 9.50%, 11/12/20 (a)(b)	268
230,000	Agile Property Holdings Ltd.,
	8.25%, 1/29/49 (b)	202
290,000	Baidu Inc., 3.50%, 11/28/22	278
210,000	BR Malls International Finance Ltd. 144A,
	8.50%, 1/29/49 (a)	217
470,000	Braskem Finance Ltd., 6.45%, 2/03/24	490
220,000	Central China Real Estate Ltd., 6.50%, 6/04/18	205
270,000	China Overseas Finance Cayman III Ltd.,
	5.38%, 10/29/23	265
330,000	Comcel Trust, 6.88%, 2/06/24 (c)	346
490,000	Golden Eagle Retail Group Ltd. 144A,
	4.63%, 5/21/23 (a)	438
450,000	Grupo Aval Ltd. 144A, 4.75%, 9/26/22 (a)	441
460,000	Hutchison Whampoa International 11 Ltd.
	144A, 4.63%, 1/13/22 (a)	491
410,000	Intercorp Retail Trust 144A, 8.88%, 11/14/18 (a)	444
450,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (a)	486

Principal or Shares	Security Description	Value (000)

260,000	Kaisa Group Holdings Ltd. 144A,
	8.88%, 3/19/18 (a)	$ 253
420,000	MAF Global Securities Ltd., 5.25%, 7/05/19 (b)	457
207,000	Odebrecht Drilling Norbe VIII / IX Ltd. 144A,
	6.35%, 6/30/21 (a)	219
260,000	Odebrecht Finance Ltd. 144A,
	7.13%, 6/26/42 (a)	266
430,000	Petrobras International Finance Co.,
	5.38%, 1/27/21	443
280,000	Shimao Property Holdings Ltd.,
	9.65%, 8/03/17 (c)	299
205,000	TAM Capital 2 Inc. 144A, 9.50%, 1/29/20 (a)	223
200,000	TAM Capital 3 Inc. 144A, 8.38%, 6/03/21 (a)	217
200,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	201

		7,149

Chile (USD) (3%)
200,000	Banco de Credito e Inversiones 144A,
	4.00%, 2/11/23 (a)	197
260,000	CFR International SpA 144A,
	5.13%, 12/06/22 (a)	258
270,000	Colbun SA 144A, 6.00%, 1/21/20 (a)	301
360,000	Corpbanca SA, 3.13%, 1/15/18	359
300,000	Telefonica Chile SA 144A,
	3.88%, 10/12/22 (a)(b)	292

		1,407

Colombia (COP) (0%)
375,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	211

Colombia (USD) (5%)
360,000	Banco de Bogota SA 144A, 5.00%, 1/15/17 (a)(b)	382
610,000	Bancolombia SA, 5.95%, 6/03/21	663
360,000	Colombia Telecomunicaciones SA ESP 144A,
	5.38%, 9/27/22 (a)(b)	357
200,000	Oleoducto Central SA 144A, 4.00%, 5/07/21 (a)	199
400,000	Transportadora de Gas Internacional SA ESP
	144A, 5.70%, 3/20/22 (a)	428

		2,029

Costa Rica (USD) (0%)
200,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	201

Dominica Republic (USD) (1%)
320,000	Aeropuertos Dominicanos Siglo XXI SA 144A,
	9.25%, 11/13/19 (a)(b)	284

Georgia (USD) (2%)
450,000	Bank of Georgia JSC 144A, 7.75%, 7/05/17 (a)	477
240,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	261

		738

60	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Hong Kong (USD) (1%)
260,000	Industrial & Commercial Bank of China Asia
	Ltd., 4.50%, 10/10/23	$ 257

India (USD) (4%)
260,000	ICICI Bank Ltd./Dubai 144A,
	4.70%, 2/21/18 (a)	272
420,000	ICICI Bank Ltd./Dubai 144A,
	4.80%, 5/22/19 (a)	436
330,000	ONGC Videsh Ltd., 2.50%, 5/07/18	319
280,000	State Bank of India, 6.44%, 11/29/49	269
260,000	State Bank of India/London 144A,
	4.13%, 8/01/17 (a)	269

		1,565

Isle of Man (USD) (1%)
410,000	AngloGold Ashanti Holdings PLC,
	8.50%, 7/30/20 (b)	460

Israel (USD) (3%)
445,000	Israel Electric Corp. Ltd., 1.99%, 1/17/18	423
550,000	Israel Electric Corp. Ltd. 144A,
	7.25%, 1/15/19 (a)	621
220,000	SUAM Finance BV 144A, 4.88%, 4/17/24 (a)	221

		1,265

Kazakhstan (USD) (2%)
200,000	Halyk Savings Bank of Kazakhstan JSC 144A,
	7.25%, 5/03/17 (a)	212
240,000	KazMunayGas National Co. JSC 144A,
	5.75%, 4/30/43 (a)	218
180,000	KazMunayGas National Co. JSC 144A,
	9.13%, 7/02/18 (a)	216
260,000	Zhaikmunai LLP 144A, 7.13%, 11/13/19 (a)	267

		913

Luxembourg (USD) (5%)
240,000	Altice SA 144A, 7.75%, 5/15/22 (a)	250
100,000	ArcelorMittal, 5.75%, 8/05/20	106
220,000	ArcelorMittal, 6.13%, 6/01/18	242
260,000	Atento Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	261
280,000	Far East Capital Ltd. SA 144A,
	8.00%, 5/02/18 (a)	199
250,000	Millicom International Cellular SA 144A,
	6.63%, 10/15/21 (a)	262
300,000	MOL Group Finance SA, 6.25%, 9/26/19 (b)	324
450,000	Severstal OAO Via Steel Capital SA 144A,
	6.70%, 10/25/17 (a)	459
270,000	TMK OAO Via TMK Capital SA,
	6.75%, 4/03/20 (b)(c)	232

		2,335

Marshall Islands (USD) (1%)
500,000	Nakilat Inc. 144A, 6.07%, 12/31/33 (a)	532

Mexico (MXN) (1%)
2,700,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	217
3,410,000	Red de Carreteras de Occidente SAPIB de CV
	144A, 9.00%, 6/10/28 (a)	243

		460

Mexico (USD) (7%)
400,000	America Movil SAB de CV, 5.00%, 3/30/20	447

Principal or Shares	Security Description	Value (000)

200,000	Banco Santander Mexico SA Institucion de Banca
	Multiple Grupo Financiero Santand 144A,
	5.95%, 1/30/24 (a)	$ 208
540,000	BBVA Bancomer SA/Grand Cayman 144A,
	6.01%, 5/17/22 (a)	558
200,000	Cemex SAB de CV 144A, 9.00%, 1/11/18 (a)	217
505,000	Cemex SAB de CV 144A, 9.50%, 6/15/18 (a)(b)	579
210,000	Grupo Cementos de Chihuahua SAB de CV
	144A, 8.13%, 2/08/20 (a)	229
420,000	Grupo Idesa SA de CV 144A,
	7.88%, 12/18/20 (a)	443
230,000	Grupo KUO SAB De CV 144A,
	6.25%, 12/04/22 (a)	234
250,000	Mexico Generadora de Energia S de rl 144A,
	5.50%, 12/06/32 (a)	247

		3,162

Morocco (USD) (2%)
200,000	BMCE Bank, 6.25%, 11/27/18	207
460,000	OCP SA 144A, 5.63%, 4/25/24 (a)	461

		668

Netherlands (USD) (6%)
300,000	Ajecorp BV 144A, 6.50%, 5/14/22 (a)	283
490,000	GTB Finance BV 144A, 6.00%, 11/08/18 (a)	488
480,000	Indosat Palapa Co. BV 144A, 7.38%, 7/29/20 (a)	520
290,000	Listrindo Capital BV 144A, 6.95%, 2/21/19 (a)	309
215,000	Lukoil International Finance BV 144A,
	6.13%, 11/09/20 (a)	217
240,000	Marfrig Holding Europe BV 144A,
	8.38%, 5/09/18 (a)	242
200,000	Metinvest BV 144A, 8.75%, 2/14/18 (a)	176
240,000	Petrobras Global Finance BV, 3.11%, 3/17/20	243

		2,478

Nigeria (USD) (0%)
200,000	Zenith Bank PLC 144A, 6.25%, 4/22/19 (a)	200

Panama (USD) (1%)
230,000	AES El Salvador Trust II 144A,
	6.75%, 3/28/23 (a)	221
220,000	Avianca Holdings SA / Avianca Leasing LLC /
	Grupo Taca Holdings Ltd. 144A,
	8.38%, 5/10/20 (a)	230

		451

Paraguay (USD) (1%)
220,000	Banco Regional SAECA 144A,
	8.13%, 1/24/19 (a)	237

Peru (USD) (3%)
200,000	Abengoa Transmision Sur SA 144A,
	6.88%, 4/30/43 (a)	209
190,000	Banco de Credito del Peru/Panama 144A,
	5.38%, 9/16/20 (a)	203
210,000	Banco de Credito del Peru/Panama 144A,
	6.13%, 4/24/27 (a)	221
150,000	BBVA Banco Continental SA 144A,
	5.00%, 8/26/22 (a)(b)	155
310,000	Cementos Pacasmayo SAA 144A,
	4.50%, 2/08/23 (a)	293
320,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	302

		1,383

Semi-Annual Report	61

Payden Emerging Markets Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
Philippines (USD) (1%)
440,000	San Miguel Corp., 4.88%, 4/26/23 (b)	$ 388

Qatar (USD) (1%)
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III
	144A, 5.84%, 9/30/27 (a)	273

Russian Federation (USD) (0%)
200,000	Russian Foreign Bond - Eurobond,
	4.88%, 9/16/23	191

Singapore (USD) (2%)
315,000	DBS Bank Ltd. 144A, 0.84%, 7/15/21 (a)	305
440,000	Oversea-Chinese Banking Corp. Ltd.,
	3.75%, 11/15/22	451
280,000	TBG Global Pte Ltd. 144A, 4.63%, 4/03/18 (a)	276

		1,032

South Korea (USD) (3%)
260,000	Korea Development Bank, 3.00%, 3/17/19	267
440,000	Korea Gas Corp. 144A, 2.88%, 7/29/18 (a)	448
440,000	Korea Hydro & Nuclear Power Co. Ltd. 144A,
	2.88%, 10/02/18 (a)	447

		1,162

Sri Lanka (USD) (1%)
400,000	National Savings Bank 144A, 8.88%, 9/18/18 (a)	446

Sweden (USD) (2%)
420,000	Eileme 2 AB 144A, 11.63%, 1/31/20 (a)	504
480,000	PKO Finance AB 144A, 4.63%, 9/26/22 (a)	494

		998

Thailand (USD) (1%)
410,000	Thai Oil PCL 144A, 3.63%, 1/23/23 (a)	386

Turkey (USD) (4%)
550,000	Turkiye Garanti Bankasi AS 144A,
	4.00%, 9/13/17 (a)	555
360,000	Turkiye Halk Bankasi AS 144A,
	3.88%, 2/05/20 (a)	335
270,000	Turkiye Vakiflar Bankasi Tao 144A,
	5.00%, 10/31/18 (a)	272
410,000	Turkiye Vakiflar Bankasi Tao 144A,
	5.75%, 4/24/17 (a)	430

		1,592

United Arab Emirates (USD) (4%)
390,000	Abu Dhabi National Energy Co. 144A,
	5.88%, 12/13/21 (a)	453
450,000	Dolphin Energy Ltd. 144A, 5.50%, 12/15/21 (a)	505
270,000	First Gulf Bank PJSC, 3.25%, 1/14/19 (b)	277
440,000	National Bank of Abu Dhabi PJSC,
	3.00%, 8/13/19	444
200,000	Ruwais Power Co. PJSC 144A,
	6.00%, 8/31/36 (a)	220

		1,899

United Kingdom (USD) (1%)
200,000	Standard Chartered Bank, 9.50%, 6/29/49	209
230,000	Vedanta Resources PLC 144A,
	9.50%, 7/18/18 (a)(b)	260

		469

United States (USD) (2%)
195,000	Biomet Inc., 6.50%, 8/01/20	214

Principal or Shares	Security Description	Value (000)

200,000	First Cash Financial Services Inc. 144A,
	6.75%, 4/01/21 (a)	$ 208
190,000	Goldman Sachs Capital I, 6.35%, 2/15/34	201
290,000	Reliance Holdings USA Inc. 144A,
	5.40%, 2/14/22 (a)	304

		927

Virgin Islands (British) (USD) (4%)
400,000	Central American Bottling Corp. 144A,
	6.75%, 2/09/22 (a)	424
200,000	Sinochem Offshore Capital Co. Ltd. 144A,
	3.25%, 4/29/19 (a)	200
350,000	Star Energy Geothermal Wayang Windu Ltd.
	144A, 6.13%, 3/27/20 (a)	345
220,000	State Grid Overseas Investment 2014 Ltd. 144A, 4.13%, 5/07/24 (a)	220
250,000	Studio City Finance Ltd. 144A,
	8.50%, 12/01/20 (a)	280
460,000	Yingde Gases Investment Ltd. 144A,
	8.13%, 4/22/18 (a)	470

		1,939

Total Bonds (Cost - $42,659)		43,539

Investment Company (13%)
5,613,596	Payden Cash Reserves Money Market Fund *
	(Cost - $5,614)	5,614

Total (Cost - $48,273) (111%)		49,153
Liabilities in excess of Other Assets (-11%)		(4,766)

Net Assets (100%)		$ 44,387

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At April 30, 2014, the total market value of the Fund’s securities on loan is $4,194 and the total market value of the collateral held by the Fund is $4,367. Amounts in 000s.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Depreciation (000s)
Liabilities:
5/14/2014	Colombian Peso (Sell 388,000)	Royal Bank of Canada	$(9)
6/11/2014	Mexican Peso (Sell 3,080)	Credit Suisse First Boston International	(4)

			$(13)

62	Payden Mutual Funds

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
16	U.S. Treasury 10 Year Note Future	Jun-14	$(1,991)	$ 2
7	U.S. Ultra Long Bond Future	Jun-14	1,031	40

				$42

Open Credit Default Swap Contracts

Reference Obligations	Fund (Pays) Receives	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
Republic of Turkey	1.00%	Bank of America N.A.	Mar-19	USD 500	$22

See notes to financial statements.

Semi-Annual Report	63

Payden Equity Income Fund

The Fund seeks growth of capital by investing in U.S. large capitalization value stocks and income producing equity securities with above average dividend yields with up to 30% in foreign securities.

Portfolio Composition - percent of value

Energy	21%
Healthcare	12%
Technology	12%
Consumer Staple	9%
Financial	8%
Other	38%

Schedule of Investments - April 30, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Common Stock (95%)
Consumer Discretionary (7%)
886,400	MGM China Holdings Ltd.	$ 3,087
219,800	Regal Entertainment Group (a)	4,132
121,300	Six Flags Entertainment Corp.	4,869
35,300	Wynn Resorts Ltd.	7,198

		19,286

Consumer Staple (9%)
174,500	Altria Group Inc.	6,999
36,400	Kimberly-Clark Corp.	4,086
72,900	Kraft Foods Group Inc.	4,145
113,100	Lorillard Inc.	6,720
32,500	Philip Morris International Inc.	2,777

		24,727

Energy (21%)
40,800	Access Midstream Partners LP	2,422
82,400	BP PLC - ADR	4,171
61,700	Buckeye Partners LP	4,702
103,800	ConocoPhillips	7,713
61,400	CVR Energy Inc. (a)	3,018
46,700	Enterprise Products Partners LP	3,415
127,000	Kinder Morgan Inc.	4,148
54,100	Magellan Midstream Partners LP	4,015
51,600	MarkWest Energy Partners LP	3,268
107,800	Plains All American Pipeline LP	6,015
67,500	Targa Resources Corp.	7,289
55,100	Teekay Corp.	3,092
171,300	Williams Companies Inc.	7,224

		60,492

Financial (8%)
117,800	Arthur J Gallagher & Co.	5,303
62,100	Bank of Hawaii Corp.	3,426
113,200	Federated Investors Inc.	3,231
93,300	JPMorgan Chase & Co.	5,223
168,300	People’s United Financial Inc.	2,403
58,900	Wells Fargo & Co.	2,924

		22,510

Healthcare (13%)
152,200	AbbVie Inc.	7,927
52,700	GlaxoSmithKline Plc - ADR	2,918
42,200	Johnson & Johnson	4,274
149,100	Merck & Co. Inc.	8,731
238,400	Pfizer Inc.	7,457
112,600	Roche Holding AG - ADR	4,127

		35,434

Industrial (6%)
149,500	Aircastle Ltd.	2,627
316,000	General Electric Co.	8,497
17,600	Lockheed Martin Corp.	2,889

Principal or Shares	Security Description	Value (000)

65,400	Waste Management Inc.	$ 2,907

		16,920

Material (5%)
89,700	Dow Chemical Co.	4,476
48,400	EI du Pont de Nemours & Co.	3,258
80,000	LyondellBasell Industries NV	7,400

		15,134

Real Estate Investment Trust (5%)
110,000	BioMed Realty Trust Inc.	2,299
68,100	Corrections Corp. of America	2,234
22,000	Digital Realty Trust Inc. (a)	1,175
41,800	Equity Residential	2,484
14,400	Public Storage	2,527
14,600	Simon Property Group Inc.	2,529

		13,248

Technology (12%)
123,200	Cisco Systems Inc.	2,847
257,300	Intel Corp.	6,867
150,300	Maxim Integrated Products Inc.	4,876
132,200	Microchip Technology Inc. (a)	6,285
195,400	Microsoft Corp.	7,894
129,600	Paychex Inc.	5,419

		34,188

Telecommunication (4%)
124,200	AT&T Inc.	4,434
116,500	Verizon Communications Inc.	5,444

		9,878

Utility (5%)
60,900	Ameren Corp.	2,516
71,300	Duke Energy Corp.	5,311
108,500	Southern Co.	4,973
68,900	Westar Energy Inc.	2,472

		15,272

Total Common Stock (Cost - $232,485)		267,089

Preferred Stock (4%)
52,700	Alexandria Real Estate Equities Inc. (a)	1,332
115,100	DDR Corp. (a)	2,796
80,500	Discover Financial Services	2,028
51,200	First Republic Bank (a)	1,313
93,100	US Bancorp	2,686
60,100	Vornado Realty Trust	1,345

Total Preferred Stock (Cost - $11,762)		11,500

64	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Purchased Put Options (0%)
300	U.S. Treasury 10 Year Future Option, 121, 5/23/14 (Cost - $76)	$ 5

Investment Company (4%)
13,128,795	Payden Cash Reserves Money Market Fund * (Cost - $13,129)	13,129

Total Investment Company (Cost - $13,129)		13,129

Total (Cost - $257,452) (103%)		291,723
Liabilities in excess of Other Assets (-3%)		(9,791)

Net Assets (100%)		$ 281,932

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	All or portion of these securities are on loan. At April 30, 2014, the total market value of the Fund’s securities on loan is $9,805 and the total market value of the collateral held by the Fund is $10,010. Amount in 000s.

See notes to financial statements.

Semi-Annual Report	65

Statements of Assets & Liabilities

April 30, 2014 (Unaudited)

Numbers in 000s

	Payden	Payden
	Cash Reserves	Limited	Payden
	Money Market	Maturity	Low Duration
	Fund	Fund	Fund
ASSETS:
Investments, at value *	$307,131	$308,404	$1,037,988
Affiliated investments, at value **	—	15,263	41,012
Repurchase agreements, at value ***	185,000	—	—
Foreign cash ****	—	610	1,131
Cash	5	—	—
Cash pledged for financial futures contracts	—	—	—
Receivable for:
Interest and dividends	59	796	4,348
Investments sold	—	1	11,623
Fund shares sold	24	150	35,518
Futures	—	—	5
Forward currency contracts	—	—	3
Receivable from Advisor (Note 3)	52	—	—
Other assets	59	38	52
Total Assets	492,330	325,262	1,131,680
LIABILITIES:
Payable for:
Bank overdraft	—	15	35,015
Forward currency contracts	—	347	418
Investments purchased	—	2,804	17,708
Fund shares redeemed	173	140	384
Futures	—	4	80
Options written *****	—	—	88
Swaps	—	—	—
Distributions payable	3	12	101
Liability for securities on loan (Note 2)	—	12,638	37,895
Accrued expenses:
Investment advisory fees (Note 3)	—	8	136
Administration fees (Note 3)	62	39	125
Distribution fees (Note 3)	—	3	9
Trustee fees and expenses	5	3	9
Other liabilities	63	76	206
Total Liabilities	306	16,089	92,174
NET ASSETS	$492,024	$309,173	$1,039,506

NET ASSETS:
Paid in capital	$492,030	$315,901	$1,035,188
Undistributed net investment income (loss)	(5)	(19)	(107)
Undistributed net realized gains (losses) from investments	(1)	(7,680)	(1,079)
Net unrealized appreciation (depreciation) from:
Investments	—	1,315	5,901
Translation of assets and liabilities in foreign currencies	—	(344)	(397)
NET ASSETS	$492,024	$309,173	$1,039,506

NET ASSET VALUE — offering and redemption price per share in whole dollars
Adviser Class
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net Asset Value Per Share	—	—	—

Investor Class
Net Assets	$492,024	$309,173	$1,039,506
Shares Outstanding	492,022	32,606	102,208
Net Asset Value Per Share	$1.00	$9.48	$10.17

Institutional Class
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net Asset Value Per Share	—	—	—

* Investments, at cost	$307,131	$307,090	$1,032,349
** Affiliated investments, at cost	—	15,263	41,012
*** Repurchase agreements, at cost	185,000	—	—
**** Foreign cash, at cost	—	607	1,118
***** Options written, at cost	—	—	(325)

See notes to financial statements.

66	Payden Mutual Funds

Payden
U.S.	Payden	Payden	Payden	Payden	Payden
Government	GNMA	Core Bond	Corporate Bond	High Income	Floating Rate
Fund	Fund	Fund	Fund	Fund	Fund

$123,144	$477,959	$593,990	$66,988	$797,351	$144,309
10,314	4,204	76,496	11,385	74,875	12,826
—	—	—	—	—	—
—	—	12	—	—	—
25	849	—	—	—	—
127	506	—	—	910	—

255	754	3,670	809	12,088	535
8,689	8,582	23,573	—	33,943	—
1	157	287	115	106	10,175
—	—	192	—	237	—
—	—	390	—	536	—
—	—	—	—	—	—
25	35	61	13	115	27
142,580	493,046	698,671	79,310	920,161	167,872

—	—	7	—	6	20
—	—	385	—	779	—
8,376	172,598	78,408	—	70,316	14,732
1	670	3	—	950	—
—	58	—	7	—	—
—	13	—	—	—	—
—	—	1,142	—	—	—
6	118	—	—	—	—
—	—	20,000	8,891	50,000	—

16	80	137	17	232	36
17	39	73	8	99	16
—	5	—	—	1	6
1	3	3	1	7	1
42	192	119	43	358	53
8,459	173,776	100,277	8,967	122,748	14,864
$134,121	$319,270	$598,394	$70,343	$797,413	$153,008

$136,750	$339,092	$589,778	$67,336	$741,696	$152,674
(481)	(4,057)	(498)	34	633	63
(1,891)	(19,412)	899	(200)	10,168	(46)

(257)	3,647	8,210	3,173	45,159	317
—	—	5	—	(243)	—
$134,121	$319,270	$598,394	$70,343	$797,413	$153,008

$ 444	$ 27,141	$ 327	—	$ 4,158	$ 20
42	2,742	31	—	580	2
$ 10.67	$ 9.90	$ 10.70	—	$ 7.17	$ 10.06

$133,677	$292,129	$598,067	$70,343	$793,255	$ 72,331
12,533	29,492	55,779	6,265	110,669	7,189
$ 10.67	$ 9.91	$ 10.72	$ 11.23	$ 7.17	$ 10.06

—	—	—	—	—	$ 80,657
—	—	—	—	—	8,010
—	—	—	—	—	$ 10.07

$123,401	$474,283	$584,600	$63,904	$752,628	$143,992
10,314	4,204	76,656	11,284	74,643	12,826
—	—	—	—	—	—
—	—	12	—	—	—
—	(35)	—	—	—	—

See notes to financial statements.

Semi-Annual Report	67

Statements of Assets & Liabilities continued

April 30, 2014 (Unaudited)

Numbers in 000s

		Payden	Payden
	Payden	California	Global
	Tax Exempt	Municipal Income	Low Duration
	Bond Fund	Fund	Fund
ASSETS:
Investments, at value *	$8,526	$40,853	$127,766
Affiliated investments, at value **	—	—	8,150
Foreign cash ***	—	—	19
Cash	—	—	5
Cash pledged for financial futures contracts	—	—	—
Cash pledged as collateral for OTC derivatives	—	—	—
Swap contracts ****	—	—	—
Receivable for:
Interest and dividends	97	481	621
Investments sold	106	—	2,247
Fund shares sold	—	—	488
Futures	—	—	3
Forward currency contracts	—	—	8
Receivable from Advisor (Note 3)	4	—	—
Other assets	10	1	6

Total Assets	8,743	41,335	139,313

LIABILITIES:
Payable for:
Bank overdraft	—	—	—
Forward currency contracts	—	—	169
Investments purchased	110	548	1,731
Fund shares redeemed	4	64	101
Futures	—	—	10
Options written *****	—	—	10
Distributions payable	1	16	—
Liability for securities on loan (Note 2)	—	—	7,038
Accrued expenses:
Investment advisory fees (Note 3)	—	5	18
Administration fees (Note 3)	1	5	16
Distribution fees (Note 3)	—	—	—
Trustee fees and expenses	—	—	1
Other liabilities	25	30	61

Total Liabilities	141	668	9,155

NET ASSETS	$8,602	$40,667	$130,158

NET ASSETS:
Paid in capital	$8,257	$38,576	$132,567
Undistributed net investment income (loss)	28	(4)	73
Undistributed net realized gains (losses) from investments	46	127	(3,243)
Net unrealized appreciation (depreciation) from:
Investments	271	1,968	920
Translation of assets and liabilities in foreign currencies	—	—	(159)

NET ASSETS	$8,602	$40,667	$130,158

NET ASSET VALUE — offering and redemption price per share in whole dollars
Adviser Class
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net Asset Value Per Share	—	—	—

Investor Class
Net Assets	$8,602	$40,667	$130,158
Shares Outstanding	851	3,925	12,867
Net Asset Value Per Share	$10.10	$ 10.36	$ 10.12

Institutional Class
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net Asset Value Per Share	—	—	—

* Investments, at cost	$8,255	$38,885	$126,877
** Affiliated investments, at cost	—	—	8,150
*** Foreign cash, at cost	—	—	19
**** Swaps, at cost	—	—	—
***** Options written, at cost	—	—	(37)

See notes to financial statements.

68	Payden Mutual Funds

Payden	Payden	Payden	Payden
Global Fixed	Emerging	Emerging Markets	Emerging Markets	Payden
Income	Markets	Local Bond	Corporate	Equity Income
Fund	Bond Fund	Fund	Bond Fund	Fund

$30,902	$807,984	$172,975	$43,539	$278,594
9,690	48,268	1,509	5,614	13,129
502	—	465	—	—
—	—	—	—	12
—	200	—	13	—
—	1,084	—	—	—
—	—	—	22	—

329	12,201	3,479	648	434
—	7,618	—	—	—
31	451	125	125	109
11	104	—	6	—
76	101	111	—	—
—	—	—	—	—
7	63	45	26	28
41,548	878,074	178,709	49,993	292,306

—	55	—	1	—
314	1,431	230	13	—
447	4,856	12	1,148	—
3	163	21	—	119
36	136	—	7	10
—	—	—	—	—
—	—	—	—	9
1,574	34,700	56	4,367	10,010

4	310	100	21	109
5	103	25	5	32
—	2	—	3	1
—	11	1	1	2
49	367	86	40	82
2,432	42,134	531	5,606	10,374
$39,116	$835,940	$178,178	$44,387	$281,932

$41,188	$857,629	$216,878	$43,457	$243,529
32	683	221	27	1,228
(2,523)	(18,231)	(23,395)	5	2,904

649	(2,793)	(15,441)	911	34,271
(230)	(1,348)	(85)	(13)	—
$39,116	$835,940	$178,178	$44,387	$281,932

—	$ 15,258	$ 325	$ 10	$ 5,054
—	1,102	37	1	374
—	$ 13.84	$ 8.85	$ 10.21	$ 13.53

$39,116	$400,982	$177,853	$16,795	$276,878
4,522	29,025	20,095	1,644	20,466
$ 8.65	$ 13.82	$ 8.85	$ 10.22	$ 13.53

—	$419,700	—	$27,582	—
—	30,399	—	2,700	—
—	$ 13.81	—	$ 10.22	—

$29,708	$811,588	$188,416	$42,659	$244,323
10,212	48,268	1,509	5,614	13,129
497	—	466	—	—
—	—	—	33	—
—	—	—	—	—

See notes to financial statements.

Semi-Annual Report	69

Statements of Operations

Period ended April 30, 2014 (Unaudited)

Numbers in 000s

	Payden Cash Reserves Money Market Fund	Payden Limited Maturity Fund	Payden Low Duration Fund
INVESTMENT INCOME:
Interest income (Note 2)	$216	$1,658	$7,522
Dividend income	—	—	—
Dividend income from affiliated investment (Note 2)	—	—	56
Income from securities lending	—	2	21
Foreign tax withholdings	—	—	(1)
Investment Income	216	1,660	7,598
EXPENSES:
Investment advisory fees (Note 3)	386	423	1,339
Administration fees (Note 3)	386	226	717
Shareholder servicing fees	—	60	276
Distribution fees (Note 3)	—	—	—
Custodian fees	20	16	42
Transfer agent fees	27	17	44
Registration and filing fees	16	15	25
Trustee fees and expenses	35	18	59
Printing and mailing costs	14	7	23
Loan commitment fees	—	1	4
Legal fees	2	3	12
Publication expense	5	5	9
Pricing fees	4	28	15
Fund accounting fees	28	16	51
Insurance	10	8	23
Audit fees	18	18	18
Other expenses	—	3	7
Gross Expenses	951	864	2,664
Expense subsidy (Note 3)	(761)	(337)	(324)
Net Expenses	190	527	2,340
Net Investment Income	26	1,133	5,258
REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	—	375	(305)
Foreign currency transactions	—	(300)	(542)
Futures contracts	—	(13)	(341)
Purchased option contracts	—	(27)	(479)
Swap contracts	—	—	—
Change in net unrealized appreciation (depreciation) from:
Investments	—	874	3,290
Translation of assets and liabilities in foreign currencies	—	(463)	(458)
Affiliated investments	—	—	—
Futures contracts	—	6	486
Purchased option contracts	—	15	(318)
Written option contracts	—	—	237
Swap contracts	—	—	—
Net Realized and Unrealized Gains	—	467	1,570
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$26	$1,600	$6,828

See notes to financial statements.

70	Payden Mutual Funds

Payden U.S. Government Fund	Payden GNMA Fund	Payden Core Bond Fund	Payden Corporate Bond Fund	Payden High Income Fund	Payden Floating Rate Fund

$ 784	$ 3,965	$ 8,350	$1,353	$25,993	$1,325
—	—	53	30	84	—
1	—	1,042	29	347	1
—	—	4	1	53	—
—	—	—	—	(12)	—
785	3,965	9,449	1,413	26,465	1,326

183	473	812	115	1,474	238
98	263	435	50	635	65
1	111	99	23	553	—
1	35	—	—	6	—
12	33	29	5	28	8
16	30	28	9	50	16
16	31	9	11	—	17
8	18	34	4	50	3
2	2	16	1	23	19
—	—	—	6	—	—
2	2	12	1	21	7
5	15	10	1	16	1
10	13	9	10	9	—
8	12	30	5	51	7
4	7	17	2	15	—
19	18	13	19	23	37
1	—	—	—	—	7
386	1,063	1,553	262	2,954	425
(91)	(155)	—	(48)	—	(127)
295	908	1,553	214	2,954	298
490	3,057	7,896	1,199	23,511	1,028

(118)	(1,227)	(53)	—	10,666	(46)
—	—	481	(37)	(29)	—
106	(345)	655	(168)	(357)	—
(54)	(167)	—	—	—	—
—	—	332	—	—	—

461	1,564	6,946	2,165	(1,016)	317
—	—	107	50	(243)	—
—	—	94	142	232	—
—	500	100	(57)	204	—
16	89	—	—	—	—
—	22	—	—	—	—
—	—	(639)	—	—	—
411	436	8,023	2,095	9,457	271
$ 901	$ 3,493	$15,919	$3,294	$32,968	$1,299

See notes to financial statements.

Semi-Annual Report	71

Statements of Operations continued

Period ended April 30, 2014 (Unaudited)

Numbers in 000s

	Payden Tax Exempt Bond Fund	Payden California Municipal Income Fund	Payden Global Low Duration Fund
INVESTMENT INCOME:
Interest income (Note 2)	$118	$ 615	$1,124
Dividend income	—	—	—
Dividend income from affiliated investment (Note 2)	—	—	7
Income from securities lending	—	—	4
Foreign tax withholdings	—	—	—

Investment Income	118	615	1,135

EXPENSES:
Investment advisory fees (Note 3)	14	66	175
Administration fees (Note 3)	7	31	87
Shareholder servicing fees	1	6	51
Distribution fees (Note 3)	—	—	—
Custodian fees	1	2	15
Transfer agent fees	7	8	12
Registration and filing fees	11	3	15
Trustee fees and expenses	1	3	8
Printing and mailing costs	—	1	2
Loan commitment fees	—	—	1
Legal fees	—	1	1
Publication expense	—	1	1
Pricing fees	3	7	27
Fund accounting fees	2	3	8
Insurance	—	1	3
Audit fees	19	18	17
Loan commitment fees	—	—	—
Other expenses	—	—	—

Gross Expenses	66	151	423
Expense subsidy (Note 3)	(42)	(38)	(103)

Net Expenses	24	113	320

Net Investment Income	94	502	815

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	47	127	228
Foreign currency transactions	—	—	(205)
Futures contracts	—	—	(31)
Purchased option contracts	—	—	(71)
Written option contracts	—	—	4
Swap contracts	—	—	—
Change in net unrealized appreciation (depreciation) from:
Affiliated investments	—	—	—
Investments	98	456	588
Translation of assets and liabilities in foreign currencies	—	—	(214)
Futures contracts	—	—	71
Purchased option contracts	—	—	(36)
Written option contracts	—	—	27
Swap contracts	—	—	—

Net Realized and Unrealized Gains (Losses)	145	583	361

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$239	$1,085	$1,176

See notes to financial statements.

72	Payden Mutual Funds

Payden Global Fixed Income Fund	Payden Emerging Markets Bond Fund	Payden Emerging Markets Local Bond Fund	Payden Emerging Markets Corporate Bond Fund	Payden Equity Income Fund
$437	$26,143	$7,575	$1,075	$1
11	—	—	—	4,275
—	—	—	—	—
—	77	7	5	17
—	(30)	—	(2)	(19)
448	26,190	7,582	1,078	4,274
58	1,865	715	162	570
29	622	172	30	171
29	494	4	—	106
—	21	1	—	6
9	99	80	10	10
9	68	19	16	24
16	48	20	15	11
2	55	15	2	14
1	22	5	17	10
—	4	—	—	1
1	23	3	6	3
—	13	2	1	5
8	11	10	5	3
4	51	15	5	12
1	24	6	—	7
18	19	22	26	21
—	—	—	—	—
—	—	3	—	3
185	3,439	1,092	295	977
(50)	(254)	—	(116)	(60)
135	3,185	1,092	179	917
313	23,005	6,490	899	3,357
(103)	(16,592)	(13,386)	10	1,028
166	(948)	(732)	25	—
22	(432)	(73)	(16)	1,020
(31)	—	—	—	(93)
—	—	—	—	(43)
—	(645)	(377)	(14)	—
46	—	—	—	—
627	14,916	3,119	880	15,543
(248)	(302)	(682)	(13)	—
(7)	811	—	42	—
23	—	—	—	(71)
—	—	—	—	—
—	215	42	(11)	—
495	(2,977)	(12,089)	903	17,384
$808	$20,028	$(5,599)	$1,802	$20,741

See notes to financial statements.

Semi-Annual Report	73

Statements of Changes in Net Assets

Period ended April 30, 2014 (Unaudited) and year ended October 31, 2013

Numbers in 000s

	Payden Cash Reserves Money Market Fund		Payden Limited Maturity Fund
	2014	2013	2014	2013
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income	$26	$67	$1,133	$1,553
Net realized gains (losses) on investments	—	1	35	(107)
Change in net unrealized appreciation/(depreciation)	—	—	432	1
Change in Net Assets Resulting from Operations	26	68	1,600	1,447

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Adviser Class	—	—	—	—
Investor Class	(26)	(66)	(1,133)	(1,152)
Net realized gains from investments:
Adviser Class	—	—	—	—
Investor Class	—	—	—	—
Return of capital:
Investor Class	—	(1)	—	(579)
Change in Net Assets from Distributions to Shareholders	(26)	(67)	(1,133)	(1,731)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Adviser Class	—	—	—	—
Investor Class	13,073,678	24,048,383	171,961	270,183
Reinvestment of distributions:
Adviser Class	—	—	—	—
Investor Class	5	15	1,053	1,654
Cost of fund shares redeemed:
Adviser Class	—	—	—	—
Investor Class	(13,080,076)	(24,075,462)	(122,590)	(255,284)
Change in Net Assets from Capital Transactions	(6,393)	(27,064)	50,424	16,553
Total Change in Net Assets	(6,393)	(27,063)	50,891	16,269

NET ASSETS:
Beginning of period	498,417	525,480	258,282	242,013
End of period	$492,024	$498,417	$309,173	$258,282

Accumulated net investment income/(loss)	$(5)	$(5)	$(19)	$(19)

FUND SHARES OF BENEFICIAL INTEREST:
Adviser Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—	—	—
Outstanding shares at end of period	—	—	—	—

Investor Class:
Outstanding shares at beginning of period	498,415	525,479	27,283	25,525
Shares sold	13,073,678	24,048,383	18,154	28,514
Shares issued in reinvestment of distributions	5	15	111	175
Shares redeemed	(13,080,076)	(24,075,462)	(12,942)	(26,931)
Change in shares outstanding	(6,393)	(27,064)	5,323	1,758
Outstanding shares at end of period	492,022	498,415	32,606	27,283

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	—	—	134,479	203,490
Sale of investments (excluding government)	—	—	78,082	198,064
Purchase of government securities	—	—	55,771	116,914
Sale of government securities	—	—	41,373	107,013

(1)  Amount is less than $1,000.

See notes to financial statements.

74	Payden Mutual Funds

Payden Low Duration Fund		Payden U.S. Government Fund		Payden GNMA Fund		Payden Core Bond Fund
2014	2013	2014	2013	2014	2013	2014	2013

$ 5,258	$ 8,219	$ 490	$ 1,045	$ 3,057	$ 10,707	$ 7,896	$ 15,675
(1,667)	1,245	(66)	(828)	(1,739)	(10,771)	1,415	5,486
3,237	(4,700)	477	(1,510)	2,175	(17,133)	6,608	(23,836)
6,828	4,764	901	(1,293)	3,493	(17,197)	15,919	(2,675)

—	—	(5)	(15)	(557)	(1,616)	(4)	(9)
(5,270)	(8,021)	(960)	(2,317)	(6,840)	(22,428)	(8,390)	(19,012)

—	—	—	(4)	(22)	(1,574)	(3)	—(1)
—	—	—	(528)	(265)	(19,408)	(4,549)	(270)

—	(1,360)	—	(6)	—	—	—	—
(5,270)	(9,381)	(965)	(2,870)	(7,684)	(45,026)	(12,946)	(19,291)

—	—	419	938	2,809	12,367	17	267
344,181	559,823	8,222	71,640	14,863	119,915	63,723	106,154

—	—	5	19	445	2,683	6	8
4,708	8,076	922	2,737	6,436	39,228	12,793	19,089

—	—	(1,185)	(586)	(6,263)	(62,160)	(18)	(301)
(159,807)	(256,225)	(6,027)	(49,642)	(96,872)	(615,736)	(69,079)	(161,328)
189,082	311,674	2,356	25,106	(78,582)	(503,703)	7,442	(36,111)
190,640	307,057	2,292	20,943	(82,773)	(565,926)	10,415	(58,077)

848,866	541,809	131,829	110,886	402,043	967,969	587,979	646,056
$1,039,506	$ 848,866	$ 134,121	$ 131,829	$ 319,270	$ 402,043	$ 598,394	$ 587,979

$ (107)	$ (95)	$ (481)	$ (6)	$ (4,057)	$ 283	$ (498)	$ —

—	—	113	78	3,046	7,582	30	32
—	—	39	87	285	1,189	2	25
—	—	1	2	45	258	1	1
—	—	(111)	(54)	(634)	(5,983)	(2)	(28)
—	—	(71)	35	(304)	(4,536)	1	(2)
—	—	42	113	2,742	3,046	31	30

83,593	52,974	12,241	10,018	37,149	82,022	55,074	58,365
33,879	54,941	772	6,593	1,503	11,449	6,019	9,755
463	792	86	253	652	3,779	1,209	1,760
(15,727)	(25,114)	(566)	(4,623)	(9,812)	(60,101)	(6,523)	(14,806)
18,615	30,619	292	2,223	(7,657)	(44,873)	705	(3,291)
102,208	83,593	12,533	12,241	29,492	37,149	55,779	55,074

332,158	426,946	—	2,771	237	—	161,755	381,862
148,236	282,116	589	4,651	774	1,098	140,053	397,433
323,583	476,788	23,927	73,394	1,872	194,602	1,866,879	3,031,510
315,193	312,157	17,998	56,266	77,327	686,207	1,922,515	3,054,300

See notes to financial statements.

Semi-Annual Report	75

Statements of Changes in Net Assets continued

Period ended April 30, 2014 (Unaudited) and year ended October 31, 2013

Numbers in 000s

	Payden Corporate Bond Fund		Payden High Income Fund
	2014	2013	2014	2013
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income	$1,199	$2,127	$23,511	$61,454
Net realized gains (losses) on investments	(205)	967	10,280	24,457
Change in net unrealized appreciation/(depreciation)	2,300	(2,998)	(823)	(28,285)
Change in Net Assets Resulting from Operations	3,294	96	32,968	57,626

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Adviser Class	—	—	(118)	(368)
Investor Class	(1,273)	(2,033)	(23,534)	(57,843)
Institutional Class	—	—	—	—
Net realized gains from investments:
Adviser Class	—	—	(128)	—
Investor Class	(942)	(926)	(23,952)	—
Return of capital:
Investor Class	—	—	—	—
Change in Net Assets from Distributions to Shareholders	(2,215)	(2,959)	(47,732)	(58,211)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Adviser Class	—	—	678	4,181
Investor Class	5,596	42,450	50,411	197,006
Institutional Class	—	—	—	—
Reinvestment of distributions:
Adviser Class	—	—	242	269
Investor Class	2,199	2,910	35,919	40,464
Institutional Class	—	—	—	—
Cost of fund shares redeemed:
Adviser Class	—	—	(1,567)	(5,367)
Investor Class	(4,810)	(19,477)	(170,750)	(467,878)
Institutional Class	—	—	—	—
Proceeds from redemption fees (Note 3):
Investor Class	—	—	—	1
Change in Net Assets from Capital Transactions	2,985	25,883	(85,067)	(231,324)
Total Change in Net Assets	4,064	23,020	(99,831)	(231,909)

NET ASSETS:
Beginning of period	66,279	43,259	897,244	1,129,153
End of period	$70,343	$66,279	$797,413	$897,244

Accumulated net investment income/(loss)	$34	$108	$633	$774

FUND SHARES OF BENEFICIAL INTEREST:
Adviser Class:
Outstanding shares at beginning of period	—	—	671	819
Shares sold	—	—	94	565
Shares issued in reinvestment of distributions	—	—	34	37
Shares redeemed	—	—	(219)	(750)
Change in shares outstanding	—	—	(91)	(148)
Outstanding shares at end of period	—	—	580	671

Investor Class:
Outstanding shares at beginning of period	5,996	3,730	122,531	154,091
Shares sold	507	3,758	6,989	26,950
Shares issued in reinvestment of distributions	201	259	5,055	5,544
Shares redeemed	(439)	(1,751)	(23,906)	(64,054)
Change in shares outstanding	269	2,266	(11,862)	(31,560)
Outstanding shares at end of period	6,265	5,996	110,669	122,531

Institutional Class:
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—	—	—
Outstanding shares at end of period	—	—	—	—

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	25,571	95,671	170,656	248,121
Sale of investments (excluding government)	22,549	72,038	287,476	466,726
Purchase of government securities	—	88,503	455,715	—
Sale of government securities	—	93,334	424,161	—

(1)	Fund commenced operations on November 11, 2013.
(2)	Amount is less than $1,000.

See notes to financial statements.

76	Payden Mutual Funds

Payden Floating Rate Bond Fund	Payden Tax Exempt Bond Fund		Payden California Municipal Income Fund		Payden Global Low Duration Fund
2014(1)	2014	2013	2014	2013	2014	2013

$ 1,028	$ 94	$ 254	$ 502	$ 1,156	$ 815	$ 1,251
(46)	47	151	127	248	(75)	(56)
317	98	(574)	456	(1,613)	436	(369)
1,299	239	(169)	1,085	(209)	1,176	826

—	—	—	—	—	—	—
(532)	(94)	(254)	(502)	(1,156)	(742)	(1,152)
(675)	—	—	—	—	—	—

—	—	—	—	—	—	—
—	(151)	(346)	(246)	(536)	—	—

—	—	—	—	—	—	(77)
(1,207)	(245)	(600)	(748)	(1,692)	(742)	(1,229)

20	—	—	—	—	—	—
73,560	295	1,712	3,663	8,703	23,832	62,300
103,750	—	—	—	—	—	—

—	—	—	—	—	—	—
413	238	588	621	1,497	665	1,166
308	—	—	—	—	—	—

—	—	—	—	—	—	—
(1,659)	(1,007)	(6,534)	(7,259)	(14,805)	(7,819)	(20,561)
(23,718)	—	—	—	—	—	—

—	—	—	—	—	—	—
152,674	(474)	(4,234)	(2,975)	(4,605)	16,678	42,905
152,766	(480)	(5,003)	(2,638)	(6,506)	17,112	42,502

—	9,082	14,085	43,305	49,811	113,046	70,544
$152,766	$8,602	$9,082	$40,667	$43,305	$130,158	$113,046

$ 63	$ 28	$ 28	$ (4)	$ (4)	$ 73	$ —

—	—	—	—	—	—	—
2	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
2	—	—	—	—	—	—
2	—	—	—	—	—	—

—	899	1,317	4,217	4,684	11,219	6,982
7,313	29	165	356	842	2,357	6,160
41	24	57	61	144	66	115
(165)	(101)	(640)	(709)	(1,453)	(775)	(2,038)
7,189	(48)	(418)	(292)	(467)	1,648	4,237
7,189	851	899	3,925	4,217	12,867	11,219

10,332	—	—	—	—	—	—
31	—	—	—	—	—	—
(2,353)	—	—	—	—	—	—
8,010	—	—	—	—	—	—
8,010	—	—	—	—	—	—

152,890	2,658	4,521	6,920	11,573	50,520	70,407
8,759	3,450	8,674	10,241	15,650	32,961	34,738
—	—	—	—	—	22,521	45,793
—	—	—	—	—	25,360	39,991

See notes to financial statements.

Semi-Annual Report	77

Statements of Changes in Net Assets continued

Period ended April 30, 2014 (Unaudited) and year ended October 31, 2013

Numbers in 000s

	Payden Global Fixed Income Bond Fund		Payden Emerging Markets Bond Fund
	2014	2013	2014	2013(1)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$313	$1,255	$23,005	$54,051
Net realized gains (losses) on investments	54	436	(18,617)	4,053
Change in net unrealized appreciation/(depreciation)	441	(1,402)	15,640	(89,391)
Change in Net Assets Resulting from Operations	808	289	20,028	(31,287)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Adviser Class	—	—	(416)	(1,687)
Investor Class	(513)	(403)	(10,862)	(30,825)
Institutional Class	—	—	(11,044)	(23,307)
Net realized gains from investments:
Adviser Class	—	—	(64)	(482)
Investor Class	—	(773)	(1,570)	(9,337)
Institutional Class	—	—	(1,452)	(7,352)
Return of capital:
Adviser Class	—	—	—	—
Investor Class	—	—	—	—
Change in Net Assets from Distributions to Shareholders	(513)	(1,176)	(25,408)	(72,990)
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Adviser Class	—	—	1,029	25,676
Investor Class	2,481	9,216	71,325	267,756
Institutional Class	—	—	10,780	35,081
Reinvestment of distributions:
Adviser Class	—	—	441	2,050
Investor Class	492	1,124	11,477	35,897
Institutional Class	—	—	11,958	29,116
Cost of fund shares redeemed:
Adviser Class	—	—	(6,163)	(31,444)
Investor Class	(4,305)	(17,753)	(142,079)	(356,114)
Institutional Class	—	—	(890)	(73,238)
Proceeds from redemption fees (Note 3):
Adviser Class	—	—	4	6
Investor Class	—	—	—	73
Change in Net Assets from Capital Transactions	(1,332)	(7,413)	(42,118)	(65,141)
Total Change in Net Assets	(1,037)	(8,300)	(47,498)	(169,418)
NET ASSETS:
Beginning of period	39,921	48,221	883,438	1,052,856
End of period	$38,884	$39,921	$835,940	$883,438

Accumulated net investment income/(loss)	$32	$—	$683	$—

FUND SHARES OF BENEFICIAL INTEREST:
Adviser Class:
Outstanding shares at beginning of period	—	—	1,448	1,799
Shares sold	—	—	75	1,669
Shares issued in reinvestment of distributions	—	—	32	137
Shares redeemed	—	—	(453)	(2,157)
Change in shares outstanding	—	—	(346)	(351)
Outstanding shares at end of period	—	—	1,102	1,448

Investor Class:
Outstanding shares at beginning of period	4,678	5,541	33,423	37,338
Shares sold	290	1,058	5,221	18,054
Shares issued in reinvestment of distributions	57	130	845	2,421
Shares redeemed	(503)	(2,051)	(10,464)	(24,390)
Change in shares outstanding	(156)	(863)	(4,398)	(3,915)
Outstanding shares at end of period	4,522	4,678	29,025	33,423

Institutional Class:
Outstanding shares at beginning of period	—	—	28,793	29,141
Shares sold	—	—	792	2,462
Shares issued in reinvestment of distributions	—	—	881	1,968
Shares redeemed	—	—	(67)	(4,778)
Change in shares outstanding	—	—	1,606	(348)
Outstanding shares at end of period	—	—	30,399	28,793

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	3,342	27,251	310,759	925,421
Sale of investments (excluding government)	5,165	30,130	364,531	996,349
Purchase of government securities	5,015	5,401	—	—
Sale of government securities	4,226	7,971	—	—

(1)	The Fund commenced offering the Institutional Class on April 9, 2012.
(2)	Fund commenced operations on November 2, 2011.
(3)	Fund commenced operations on November 11, 2013.
(4)	The Fund commenced offering the Adviser Class on December 1, 2011.
(5)	Amount is less than $1,000.

See notes to financial statements.

78	Payden Mutual Funds

Payden Emerging Markets Local Bond Fund		Payden Emerging Markets Corporate Bond Fund	Payden Equity Income Fund
2014	2013(2)	2014(3)	2014	2013(4)

$ 6,490	$ 11,479	$ 899	$ 3,357	$ 8,335
(14,568)	(12,938)	5	1,912	13,192
2,479	(19,088)	898	15,472	12,821
(5,599)	(20,547)	1,802	20,741	34,348

(11)	(7)	—	(39)	(149)
(6,258)	(7,069)	(322)	(2,090)	(8,501)
—	—	(550)	—	—

—	—	—	(37)	—
—	—	—	(1,791)	—
—	—	—	—	—

—	(4)	—	—	—
—	(4,137)	—	—	—
(6,269)	(11,217)	(872)	(3,957)	(8,650)

161	656	10	562	1,228
29,471	196,381	16,126	63,731	110,609
—	—	27,000	—	—

10	10	—	70	138
4,480	8,487	321	3,745	8,324
—	—	—	—	—

(340)	(116)	—	(172)	(1,025)
(92,643)	(43,697)	—	(18,706)	(101,096)
—	—	—	—	—

—	—	—	—	—(5)
—	8	—	—(5)	2
(58,861)	161,729	43,457	49,230	18,180
(70,729)	129,965	44,387	66,014	43,878

248,907	118,942	—	215,918	172,040
$178,178	$ 248,907	$ 44,387	$ 281,932	$215,918

$ 221	$ —	$ 27	$ 1,228	—

57	2	—	338	312
18	65	1	44	101
1	1	—	5	11
(39)	(11)	—	(13)	(86)
(20)	55	1	36	26
37	57	1	374	338

26,632	11,609	—	16,746	15,161
3,346	18,828	1,612	4,876	9,228
512	865	32	293	694
(10,395)	(4,670)	—	(1,449)	(8,337)
(6,537)	15,023	1,644	3,720	1,585
20,095	26,632	1,644	20,466	16,746

—	—	—	—	—
—	—	2,700	—	—
—	—	—	—	—
—	—	—	—	—
—	—	2,700	—	—
—	—	2,700	—	—

85,883	391,346	57,118	106,332	196,580
137,657	237,294	14,339	58,309	177,387
—	—	16,200	—	—
—	—	26,268	—	—

See notes to financial statements.

Semi-Annual Report	79

Notes to Financial Statements

April 30, 2014 (Unaudited)

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its sixteen funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. This report includes seventeen of the Funds. The Payden/Kravitz Cash Balance Plan Fund is contained in a separate report. Each of the Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. Each Fund’s financial statements are prepared in accordance with GAAP.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the Funds causing a decline in value.

80	Payden Mutual Funds

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition, the value of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

An investment in the Payden Cash Reserves Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from purchases and sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to such agreements, it is the Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Fund or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

Forward Currency Contracts

Some Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gain or

Semi-Annual Report	81

Notes to Financial Statements continued

loss until the contact settlement date or an offsetting forward currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain such initial margin deposit of cash or securities as required by the exchange on which the contract is traded.

Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

Some Funds may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

A Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

82	Payden Mutual Funds

A Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Written option activity for the Funds were as follows:

	Number of Contracts	Premiums
Low Duration
Options outstanding at October 31, 2013	—	—
Options written	1,885	$325,743

Options outstanding at April 30, 2014	1,885	$325,743

GNMA
Options outstanding at October 31, 2013	—	—
Options written	270	$34,977

Options outstanding at April 30, 2014	270	$34,977

Global Low Duration
Options outstanding at October 31, 2013	—	—
Options written	443	$44,071
Options closed	(220)	(6,160)

Options outstanding at April 30, 2014	223	$37,911

Equity Income
Options outstanding at October 31, 2013	—	$—
Options written	2,174	223,627
Options exercised	(44)	(16,240)
Options closed	(2,130)	(207,387)

Options outstanding at April 30, 2014	—	$—

Semi-Annual Report	83

Notes to Financial Statements continued

Derivative Financial Instruments

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge, its exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

The following tables show the Funds’ exposure to different types of market risks as it relates to derivative investments in the Statements of Assets and Liabilities and the Statements of Operations.

Statement of Assets and Liabilities

Fair Values of Derivative Instruments as of April 30, 2014 (000s)

Underlying Risk	Derivative Assets ($)	Derivative Liabilities ($)

Limited Maturity
Interest rate[1,6]	24	—
Foreign currency[2]	—	(347)

Total	24	(347)

Low Duration
Interest rate[1,6,7]	447	(88)
Foreign currency[2,3]	3	(418)

Total	450	(506)

U.S. Government
Interest rate[6]	16	—

GNMA
Interest rate[1,6,7]	27	(64)

Core Bond
Interest rate[1,5]	155	(1,175)
Foreign currency[2,3]	390	(385)

Total	545	(1,560)

Corporate Bond
Interest rate[1]	—	(12)

High Income
Interest rate[1]	204	—
Foreign currency[2,3]	536	(779)

Total	740	(779)

Global Low Duration
Interest rate[1,6,7]	68	(10)
Foreign currency[2,3]	8	(169)

Total	76	(179)

Global Fixed Income
Interest rate[1]	23	(46)
Foreign currency[2,3]	76	(314)

Total	99	(360)

Underlying Risk	Derivative Assets ($)	Derivative Liabilities ($)
Emerging Markets Bond
Interest rate[1]	811	—
Foreign currency[2,3]	101	(1,431)

Total	912	(1,431)

Emerging Markets Local Bond
Foreign currency[2,3]	111	(230)

Emerging Markets Corporate Bond
Credit rate[4]	22	—
Interest rate[1]	42	—
Foreign currency[2]	—	(13)

Total	64	(13)

Equity Income
Interest rate[6]	5	—

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable/Payable for futures.
2	Payable for forward currency contracts.
3	Receivable for forward currency contracts.
4	Receivable for swap contracts.
5	Payable for swap contracts.
6	Includes options purchased at value as reported in the Schedule of Investments.
7	Payable for options written.

The Effect of Derivative Instruments on the Statement of Operations

For the Period Ended April 30, 2014 (000s)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
Limited Maturity
Interest rate	$(13)	—	$(27)	—	$(40)
Foreign exchange	—	$(300)	—	—	(300)

Total	(13)	(300)	(27)	—	(340)

Low Duration
Interest rate	(341)	—	(479)	—	(820)
Foreign exchange	—	(542)	—	—	(542)

Total	(341)	(542)	(479)	—	(1,362)

U.S. Government
Interest rate	106	—	(54)	—	52

GNMA
Interest rate	(345)	—	(167)	—	(512)

Core Bond
Interest rate	655	—	—	332	987
Foreign exchange	—	481	—	—	481

Total	655	481	—	332	1,468

Corporate Bond
Interest rate	(168)	—	—	—	(168)
Foreign exchange	—	(37)	—	—	(37)

Total	(168)	(37)	—	—	(205)

84	Payden Mutual Funds

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
High Income
Interest rate	$(357)	—	—	—	$(357)
Foreign exchange	—	$(29)	—	—	(29)

Total	(357)	(29)	—	—	(386)

Global Low Duration
Equity	—	—	$(7)	—	(7)
Interest rate	(31)	—	(60)	—	(91)
Foreign exchange	—	(205)	—	—	(205)

Total	(31)	(205)	(67)	—	(303)

Global Fixed Income
Interest rate	22	—	(31)	—	(9)
Foreign exchange	—	166	—	—	166

Total	22	166	(31)	—	157

Emerging Markets Bond
Interest rate	(432)	—	—	$(645)	(1,077)
Foreign exchange	—	(948)	—	—	(948)

Total	(432)	(948)	—	(645)	(2,025)

Emerging Markets Local Bond
Interest rate	(73)	—	—	(377)	(450)
Foreign exchange	—	(732)	—	—	(732)

Total	(73)	(732)	—	(377)	(1,182)

Emerging Markets Corporate Bond
Credit	—	—	—	(14)	(14)
Interest rate	(16)	—	—	—	(16)
Foreign exchange	—	25	—	—	25

Total	(16)	25	—	(14)	(5)

Equity Income
Equity	1,020	—	(136)	—	884

1	Net realized gains (losses) from futures contracts.
2	Net realized gains (losses) from foreign currency transactions which could include other currency related gains and losses.
3	Net realized gains (losses) from option contracts.
4	Net realized gains (losses) from swap contracts.

The Effect of Derivative Instruments on the Statement of Operations

For the Period Ended April 30, 2014 (000s)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Underlying risk	Futures[5]	Forward Currency Contracts[6]	Options[7]	Swaps[8]	Total

Limited Maturity
Interest rate	$6	—	$15	—	$21
Foreign exchange	—	$(463)	—	—	(463)

Total	6	(463)	15	—	(442)

Low Duration
Interest rate	486	—	(81)	—	405
Foreign exchange	—	(458)	—	—	(458)

Total	486	(458)	(81)	—	(53)

U.S. Government
Interest rate	—	—	16	—	16

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Underlying risk	Futures[5]	Forward Currency Contracts[6]	Options[7]	Swaps[8]	Total
GNMA
Interest rate	$500	—	$111	—	$611

Core Bond
Interest rate	100	—	—	$(639)	(539)
Foreign exchange	—	$107	—	—	107

Total	100	107	—	(639)	(432)

Corporate Bond
Interest rate	(57)	—	—	—	(57)
Foreign exchange	—	50	—	—	50

Total	(57)	50	—	—	(7)

High Income
Interest rate	204	—	—	—	204
Foreign exchange	—	(243)	—	—	(243)

Total	204	(243)	—	—	(39)

Global Low Duration
Interest rate	71	—	(9)	—	62
Foreign exchange	—	(214)	—	—	(214)

Total	71	(214)	(9)	—	(152)

Global Fixed Income
Interest rate	(7)	—	23	—	16
Foreign exchange	—	(248)	—	—	(248)

Total	(7)	(248)	23	—	(232)

Emerging Markets Bond
Interest rate	811	—	—	215	1,026
Foreign exchange	—	(302)	—	—	(302)

Total	811	(302)	—	215	724

Emerging Markets Local Bond
Interest rate	—	—	—	42	42
Foreign exchange	—	(682)	—	—	(682)

Total	—	(682)	—	42	(640)

Emerging Markets Corporate Bond
Credit	—	—	—	(11)	(11)
Interest rate	42	—	—	—	42
Foreign exchange	—	(13)	—	—	(13)

Total	42	(13)	—	(11)	18

Equity Income
Interest rate	—	—	(71)	—	(71)

5	Change in net unrealized appreciation (depreciation) from futures contracts.
6	Change in net unrealized appreciation (depreciation) from translation of assets and liabilities in foreign currencies which includes other currency related appreciation (depreciation).
7	Change in net unrealized appreciation (depreciation) from option contracts.
8	Change in net unrealized appreciation (depreciation) from swap contracts.

During the period ended April 30, 2014 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Limited Maturity	7%	0%	1%	0%

Semi-Annual Report	85

Notes to Financial Statements continued

	Foreign currency	Credit	Interest rate	Equity
Low Duration	3%	0%	5%	0%
U.S. Government	0%	0%	0%	0%
GNMA	0%	0%	16%	0%
Core Bond	16%	0%	17%	0%
Corporate Bond	0%	0%	26%	0%
High Income	5%	0%	3%	0%
Global Low Duration	10%	0%	9%	0%
Global Fixed Income	96%	0%	44%	0%
Emerging Markets Bond	8%	0%	6%	0%
Emerging Markets Local Bond	18%	0%	12%	0%
Emerging Markets Corporate Bond	3%	1%	4%	0%
Equity Income	0%	0%	0%	3%

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by a Fund. For OTC options purchased, a Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Fund does not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to a Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to a Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and counterparties are not permitted to sell, re-pledge or use

86	Payden Mutual Funds

the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At April 30, 2014, the Funds’ derivative assets and liabilities (by type) on a gross basis are as follows (000s):

	Assets	Liabilities
Limited Maturity
Derivative Financial Instruments:
Futures Contracts	$—	$4
Purchased Put Options[1]	23	—
Forward Currency Contracts	—	347

Total derivative assets and liabilities in the Statements of Assets and Liabilities	23	351

Derivatives not subject to a master netting agreement or similar agreement “(MNA”)	(23)	(88)

Total derivative assets and liabilities subject to a MNA	$—	$263

Low Duration
Derivative Financial Instruments:
Futures Contracts	$5	$80
Purchased Call Options[1]	54	—
Purchased Put Options[1]	368	—
Put Options Written	—	88
Forward Currency Contracts	3	418

Total derivative assets and liabilities in the Statements of Assets and Liabilities	430	586

Derivatives not subject to a MNA	(427)	(253)

Total derivative assets and liabilities subject to a MNA	$3	$333

U.S. Government
Derivative Financial Instruments:
Purchased Put Options[1]	$16	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	16	—

Derivatives not subject to a MNA	(16)	—

Total derivative assets and liabilities subject to a MNA	$—	$—

GNMA
Derivative Financial Instruments:
Futures Contracts	$—	$58
Purchased Put Options[1]	27	—
Put Options Written	—	13
Total derivative assets and liabilities in the Statements of Assets and Liabilities	27	71

Derivatives not subject to a MNA	(27)	(71)

Total derivative assets and liabilities subject to a MNA	$—	$—

	Assets	Liabilities
Core Bond
Derivative Financial Instruments:
Swaps	$—	$1,142
Futures Contracts	192	—
Forward Currency Contracts	390	385
Total derivative assets and liabilities in the Statements of Assets and Liabilities	582	1,527

Derivatives not subject to a MNA	(192)	—

Total derivative assets and liabilities subject to a MNA	$390	$1,527

Corporate Bond
Derivative Financial Instruments:
Futures Contracts	$—	$7
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	7

Derivatives not subject to a MNA	—	(7)

Total derivative assets and liabilities subject to a MNA	$—	$—

High Income
Derivative Financial Instruments:
Futures Contracts	$237	$—
Forward Currency Contracts	536	779

Total derivative assets and liabilities in the Statements of Assets and Liabilities	773	779

Derivatives not subject to a MNA	(237)	—

Total derivative assets and liabilities subject to a MNA	$536	$779

Global Low Duration
Derivative Financial Instruments:
Futures Contracts	$3	$10
Purchased Call Options[1]	19	—
Purchased Put Options[1]	45	—
Put Options Written	—	10
Forward Currency Contracts	8	169

Total derivative assets and liabilities in the Statements of Assets and Liabilities	75	189

Derivatives not subject to a MNA	(67)	(57)

Total derivative assets and liabilities subject to a MNA	$8	$132

Semi-Annual Report	87

Notes to Financial Statements continued

	Assets	Liabilities
Global Fixed Income
Derivative Financial Instruments:
Futures Contracts	$11	$36
Forward Currency Contracts	76	314

Total derivative assets and liabilities in the Statements of Assets and Liabilities	87	350

Derivatives not subject to a MNA	(11)	(82)

Total derivative assets and liabilities subject to a MNA	$76	$268

Emerging Market Bond
Derivative Financial Instruments:
Futures Contracts	$104	$136
Forward Currency Contracts	101	1,431

Total derivative assets and liabilities in the Statements of Assets and Liabilities	205	1,567

Derivatives not subject to a MNA	(104)	(136)

Total derivative assets and liabilities subject to a MNA	$101	$1,431

Emerging Market Local Bond
Derivative Financial Instruments:
Forward Currency Contracts	$111	$230

Total derivative assets and liabilities in the Statements of Assets and Liabilities	111	230

Derivatives not subject to a MNA	—	—

Total derivative assets and liabilities subject to a MNA	$111	$230

	Assets	Liabilities
Emerging Market Corporate Bond
Derivative Financial Instruments:
Swaps	$22	$—
Futures Contracts	6	7
Forward Currency Contracts	—	13

Total derivative assets and liabilities in the Statements of Assets and Liabilities	28	20

Derivatives not subject to a MNA	(6)	(7)

Total derivative assets and liabilities subject to a MNA	$22	$13

Equity Income
Derivative Financial Instruments:
Purchased Put Options[1]	$5	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	5	—

Derivatives not subject to a MNA	(5)	—

Total derivative assets and liabilities subject to a MNA	$—	$—

[1]	Includes options purchased at value which is included in Investments at value and reported in the Schedule of Investments.

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2014 (000s):

Limited Maturity
Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Credit Suisse First Boston International	$41	—	—	—	$41
HSBC Bank USA, N.A.	222	—	—	—	222

Total	$263	—	—	—	$263

Low Duration
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[3]

Barclays Bank PLC	$3	—	—	—	$3

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Credit Suisse First Boston International	$178	—	—	—	$178
HSBC Bank USA, N.A.	155	—	—	—	155

Total	$333	—	—	—	$333

88	Payden Mutual Funds

Core Bond
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[3]

Barclays Bank PLC	$177	$(177)	—	—	—
JPMorgan Chase Bank, N.A.	131	—	—	—	$131
UBS AG	82	—	—	—	82

Total	$390	$(177)	—	—	$213

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Pledged[4]	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Barclays Bank PLC	$1,142	$(177)	$(788)	—	$177
HSBC Bank USA, N.A.	127	—	—	—	127
Royal Bank of Canada	251	—	—	—	251
State Street Bank & Trust Co.	7	—	—	—	7

Total	$1,527	$(177)	$(788)	—	$562

High Income
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[3]

Barclays Bank PLC	$166	—	—	—	$166
JPMorgan Chase Bank, N.A.	296	—	—	—	296
UBS AG	74	—	—	—	74

Total	$536	—	—	—	$536

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

HSBC Bank USA, N.A.	$114	—	—	—	$114
Royal Bank of Canada	659	—	—	—	659
State Street Bank & Trust Co.	6	—	—	—	6

Total	$779	—	—	—	$779

Global Low Duration

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[3]

Barclays Bank PLC	$1	—	—	—	$1
HSBC Bank USA, N.A.	7	$(7)	—	—	—

Total	$8	$(7)	—	—	$1

Semi-Annual Report	89

Notes to Financial Statements continued

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Credit Suisse First Boston International	$35	—	—	—	$35
HSBC Bank USA, N.A.	90	$(7)	—	—	83
Royal Bank of Canada	7	—	—	—	7

Total	$132	$(7)	—	—	$125

Global Fixed Income
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[3]

Barclays Bank PLC	$15	$(15)	—	—	—
JPMorgan Chase Bank, N.A.	3	—	—	—	$3
Royal Bank of Canada	30	(30)	—	—	—
The Royal Bank of Scotland PLC	18	(7)	—	—	11
UBS AG	10	—	—	—	10

Total	$76	$(52)	—	—	$24

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Barclays Bank PLC	$57	$(15)	—	—	$42
HSBC Bank USA, N.A.	67	—	—	—	67
Royal Bank of Canada	93	(30)	—	—	63
State Street Bank & Trust Co.	44	—	—	—	44
The Royal Bank of Scotland PLC	7	(7)	—	—	—

Total	$268	$(52)	—	—	$216

Emerging Markets Bond
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[3]

Barclays Bank PLC	$59	$(59)	—	—	—
State Street Bank & Trust Co.	42	(42)	—	—	—

Total	$101	$(101)	—	—	—

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Pledged	Cash Collateral Pledged[4]	Net Amount of Derivative Liabilities[2]

Barclays Bank PLC	$86	$(59)	—	—	$27
Credit Suisse First Boston International	144	—	—	—	144
Royal Bank of Canada	276	—	—	—	276
The Royal Bank of Scotland PLC	359	—	—	$(359)	—
State Street Bank & Trust Co.	327	(42)	—	—	285
UBS AG	239	—	—	(239)	—

Total	$1,431	$(101)	—	$(598)	$732

90	Payden Mutual Funds

Emerging Markets Local Bond
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[3]

Barclays Bank PLC	$42	$(42)	—	—	—
Royal Bank of Canada	46	—	—	—	$46
State Street Bank & Trust Co.	19	(19)	—	—	—
UBS AG	4	(4)	—	—	—

Total	$111	$(65)	—	—	$46

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Barclays Bank PLC	$60	$(42)	—	—	$18
State Street Bank & Trust Co.	145	(19)	—	—	126
UBS AG	25	(4)	—	—	21

Total	$230	$(65)	—	—	$165

Emerging Markets Corporate Bond
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[3]

Bank of America N.A.	$22	—	—	—	$22

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Credit Suisse First Boston International	$4	—	—	—	$4
Royal Bank of Canada	9	—	—	—	9

Total	$13	—	—	—	$13

1	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
2	Net amount represents the net amount payable due to the counterparty in the event of default.
3	Net amount represents the net amount receivable from the counterparty in the event of default.
4	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AGM, AMBAC and BAM).

TBA Sale Commitments

Some Funds entered into TBA sale commitments, within dollar roll agreements, to hedge their portfolio position or to sell mortgage backed securities they own under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Semi-Annual Report	91

Notes to Financial Statements continued

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon, the Funds (except Cash Reserves Money Market) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Funds maintain the right to recall the securities on loan for voting purposes. The income earned by each Fund is disclosed in the Statement of Operations.

Securities lending transactions are entered into by a Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following tables are a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under a MSLA as of April 30, 2014 (000’s):

	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Limited Maturity
Barclays Capital Inc.	$2,202	$(2,202)	—
Citigroup Global Markets Inc.	1,684	(1,684)	—
Credit Suisse Securities (USA) LLC	1,024	(1,024)	—
Goldman, Sachs & Co.	1,847	(1,847)	—
J.P. Morgan Securities LLC	111	(111)	—

	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Clearing Corp.	$627	$(627)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	4,048	(4,048)	—
Pershing LLC	100	(100)	—
Wells Fargo Securities LLC	629	(629)	—

Total	$12,272	$(12,272)	—

Low Duration
Bank of New York Mellon	$501	$(501)	—
Barclays Capital Inc.	2,013	(2,013)	—
Citigroup Global Markets Inc.	2,226	(2,226)	—
Credit Suisse Securities (USA) LLC	5,249	(5,249)	—
Deutsche Bank Securities Inc.	2,902	(2,902)	—
Goldman, Sachs & Co.	3,999	(3,999)	—
J.P. Morgan Securities LLC	2,259	(2,259)	—
JP Morgan Clearing Corp.	4,229	(4,229)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	5,726	(5,726)	—
Morgan Stanley & Co. LLC	1,214	(1,214)	—
Pershing LLC	2,654	(2,654)	—
RBC Capital Markets, LLC	444	(444)	—
UBS Securities LLC	232	(232)	—
Wells Fargo Securities LLC	3,109	(3,109)	—

Total	$36,757	$(36,757)	—

Core Bond
Barclays Capital Inc.	$241	$(241)	—
BNP Prime Brokerage, Inc.	736	(736)	—
Citigroup Global Markets Inc.	151	(151)	—
Credit Suisse Securities (USA) LLC	1,104	(1,104)	—
Deutsche Bank Securities Inc.	315	(315)	—
Goldman, Sachs & Co.	716	(716)	—
J.P. Morgan Securities LLC	4,555	(4,555)	—
JP Morgan Clearing Corp.	7,170	(7,170)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	981	(981)	—
Morgan Stanley & Co. LLC	1,079	(1,079)	—
Pershing LLC	799	(799)	—
RBS Securities Inc.	4	(4)	—
SG Americas Securities, LLC	17	(17)	—
UBS Securities LLC	108	(108)	—
Wells Fargo Securities LLC	1,395	(1,395)	—

Total	$19,371	$(19,371)	—

Corporate Bond
Citigroup Global Markets Inc.	$1,882	$(1,882)	—
Credit Suisse Securities (USA) LLC	540	(540)	—
Deutsche Bank Securities Inc.	260	(260)	—
Goldman, Sachs & Co.	1,380	(1,380)	—
J.P. Morgan Securities LLC	454	(454)	—
JP Morgan Clearing Corp.	568	(568)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	372	(372)	—
Morgan Stanley & Co. LLC	673	(673)	—
Pershing LLC	682	(682)	—
RBS Securities Inc.	405	(405)	—
SG Americas Securities, LLC	493	(493)	—
UBS Securities LLC	69	(69)	—
Wells Fargo Securities LLC	863	(863)	—

Total	$8,641	$(8,641)	—

High Income
Barclays Capital Inc.	$7,025	$(7,025)	—
BNP Prime Brokerage, Inc.	378	(378)	—
Citigroup Global Markets Inc.	4,951	(4,951)	—
Credit Suisse Securities (USA) LLC	5,092	(5,092)	—
Deutsche Bank Securities Inc.	1,778	(1,778)	—

92	Payden Mutual Funds

	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Goldman, Sachs & Co.	$512	$(512)	—
HSBC Securities (USA) Inc.	1,357	(1,357)	—
ING Financial Markets LLC	850	(850)	—
J.P. Morgan Securities LLC	1,502	(1,502)	—
JP Morgan Clearing Corp.	15,714	(15,714)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	634	(634)	—
Morgan Stanley & Co. LLC	1,557	(1,557)	—
Pershing LLC	25	(25)	—
RBC Capital Markets, LLC	4,100	(4,100)	—
RBS Securities Inc.	535	(535)	—
Scotia Capital (USA) Inc.	1,971	(1,971)	—
SG Americas Securities, LLC	53	(53)	—

Total	$48,034	$(48,034)	—

Global Low Duration
Barclays Capital Inc.	$420	$(420)	—
BNP Prime Brokerage, Inc.	339	(339)	—
Citigroup Global Markets Inc.	1,374	(1,374)	—
Deutsche Bank Securities Inc.	200	(200)	—
Goldman, Sachs & Co.	626	(626)	—
HSBC Securities (USA) Inc.	205	(205)	—
J.P. Morgan Securities LLC	205	(205)	—
JP Morgan Clearing Corp.	412	(412)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	1,302	(1,302)	—
Morgan Stanley & Co. LLC	300	(300)	—
Pershing LLC	546	(546)	—
RBC Capital Markets, LLC	377	(377)	—
UBS AG	310	(310)	—
Wells Fargo Securities LLC	213	(213)	—

Total	$6,829	$(6,829)	—

Global Fixed Income
Citigroup Global Markets Inc.	$221	$(221)	—
J.P. Morgan Securities LLC	361	(361)	—
JP Morgan Clearing Corp.	61	(61)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	297	(297)	—
Pershing LLC	201	(201)	—
RBC Capital Markets, LLC	91	(91)	—
SG Americas Securities, LLC	128	(128)	—
UBS Securities LLC	41	(41)	—
Wells Fargo Securities LLC	129	(129)	—

Total	$1,530	$(1,530)	—

Emerging Market Bond
Barclays Bank PLC	$4,369	$(4,369)	—
Barclays Capital Inc.	7,376	(7,376)	—
BNP Paribas	982	(982)	—
Citigroup Global Markets Inc.	2,006	(2,006)	—
Citigroup Global Markets Limited	1,318	(1,318)	—
Credit Suisse Securities (Europe) Limited	2,246	(2,246)	—
Credit Suisse Securities (USA) LLC	2,577	(2,577)	—
Deutsche Bank, AG	1,571	(1,571)	—
Goldman Sachs International	1,521	(1,521)	—
JP Morgan Clearing Corp.	2,644	(2,644)	—
Morgan Stanley & Co. International PLC	1,054	(1,054)	—
Morgan Stanley & Co. LLC	850	(850)	—
Pershing LLC	3,548	(3,548)	—
UBS AG	1,055	(1,055)	—
Wells Fargo Securities LLC	187	(187)	—

Total	$33,304	$(33,304)	—

Emerging Market Local Bond
Citigroup Global Markets Inc.	$53	$(53)	—

	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Emerging Market Corporate Bond
Barclays Capital Inc.	$560	$(560)	—
Citigroup Global Markets Inc.	670	(670)	—
Credit Suisse Securities (USA) LLC	940	(940)	—
Goldman, Sachs & Co.	113	(113)	—
JP Morgan Securities, Plc	441	(441)	—
Merrill Lynch International	733	(733)	—
UBS AG	326	(326)	—
Wells Fargo Securities LLC	411	(411)	—

Total	$4,194	$(4,194)	—

Equity Income
Barclays Capital, Inc.	$1	$(1)	—
Citigroup Global Markets Inc.	1,999	(1,999)	—
Credit Suisse Securities (USA) LLC	2,570	(2,570)	—
Goldman Sachs & Co.	1,781	(1,781)	—
JP Morgan Clearing Corp.	25	(25)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	498	(498)	—
Morgan Stanley & Co. LLC	2,304	(2,304)	—
Scotia Capital (USA) Inc.	430	(430)	—
Wells Fargo Securities LLC	197	(197)	—

Total	$9,805	$(9,805)	—

1	Collateral with a value of $12,638, $37,895, $20,000, $8,891, $50,000, $7,038, $1,574, $34,700, $56, $4,367 and $10,010, respectively, has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds except the Cash Reserves Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA, Tax Exempt Bond and California Municipal Income Funds, which are declared daily and paid monthly and Equity Income Fund, which is declared and paid quarterly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from GAAP.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in Subchapter M of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise

Semi-Annual Report	93

Notes to Financial Statements continued

taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

As of and during the period ended April 30, 2014, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the

Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market, Tax Exempt Bond and California Municipal Income Funds) invests in other Funds of the Group (an “Affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the Affiliated Funds for the period is disclosed in the Statements of Operations. The table below details the transactions of each Fund in Affiliated Funds.

Fund	Value October 31, 2013	Purchases	Sales	Dividends	Value April 30, 2014

Investments in Cash Reserves Money Market Fund
Limited Maturity	$11,776,596	$485,571,780	$482,085,207	$203	$15,263,169
Low Duration	56,359,271	1,172,974,890	1,188,322,102	523	41,012,059
U.S. Government	13,219,416	1,682,530,311	1,685,435,557	687	10,314,170
GNMA	12,015,585	669,273,363	677,085,015	269	4,203,933
Core Bond	48,026,287	1,647,569,036	1,672,415,410	670	23,179,913
Corporate Bond	6,804,149	186,849,679	183,949,919	74	9,703,909
High Income	17,945,680	1,697,356,596	1,654,630,038	665	60,672,238
Floating Rate	—	1,878,105,481	1,865,279,324	761	12,826,157
Global Low Duration	9,432,877	175,180,320	176,463,697	74	8,149,500
Global Fixed Income	1,144,165	84,673,794	84,118,173	33	1,699,786
Emerging Markets Bond	67,828,175	918,680,409	938,240,689	375	48,267,895
Emerging Markets Local Bond	2,825,551	382,938,762	384,255,550	221	1,508,763
Emerging Markets Corporate Bond	—	221,234,738	215,621,142	80	5,613,596
Equity Income	12,187,392	346,432,530	345,491,127	146	13,128,795

Investments in High Income Fund — Investor Class
Core Bond	$839,655	—	—	$23,206	$826,968
Global Fixed Income	3,232,534	—	—	89,339	3,183,691

Investments in Equity Income Fund — Investor Class
Corporate Bond	$3,238,389	—	$1,750,000	$29,405	$1,680,774

Investments in Floating Rate Fund — Institutional Class
Core Bond	—	$15,250,000	—	$141,616	$15,328,268
Global Low Duration	—	1,000,000	$1,008,000	7,350	—
High Income	—	20,000,000	15,150,000	163,054	5,005,030
Low Duration	—	7,500,000	7,560,000	55,125	—

94	Payden Mutual Funds

Fund	Value October 31, 2013	Purchases	Sales	Dividends	Value April 30, 2014

Investments in Emerging Markets Bond Fund — Institutional Class
Core Bond	$13,103,976	—	—	$352,022	$13,047,289
Global Fixed Income	4,944,886	—	$890,000	120,677	4,006,264
Investments in Emerging Markets Corporate Bond Fund — Institutional Class
Core Bond	—	$18,000,000	—	$367,020	$18,396,000
High Income	—	9,000,000	—	183,510	9,198,000

Investments in Emerging Markets Local Bond Fund — Investor Class
Core Bond	$6,028,059	—	—	$157,583	$5,717,934
Global Fixed Income	1,651,248	—	$739,000	21,716	800,470

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate and are disclosed, subject to rounding, in the Statements of Operations.

Redemption Fee

Prior to February 28, 2014, the High Income, Emerging Markets Bond, Emerging Markets Local Bond and the Equity Income Funds employed a redemption fee on shareholders payable to the Funds and equal to 2% of the value of shares redeemed if the shares are held less than thirty days. The fees are added to paid in capital and are disclosed in the Statements of Changes in Net Assets.

Line of Credit

The Paydenfunds (except Cash Reserves Money Market) have entered into a Credit Agreement with Bank of New York Mellon under which the bank has agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the Fund. The aggregate of all such loans to the Funds may not exceed $30 million. No Fund took a loan during the period, nor did any Fund have a loan outstanding at the end of the period.

Other

Income and realized and unrealized gain/loss are allocated to each class based on relative net assets. Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

Recent Accounting Standard

In June 2013, FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on each Fund’s financial statement disclosures.

3. Related Party Transactions

Payden & Rygel (the “Adviser”) provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, it is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

Semi-Annual Report	95

Notes to Financial Statements continued

	Adviser Fees				Investor Class
	Between $0–500	Between $0.5–1	Between $1–2	Over $2	Expense	Current Voluntary	3 Year Deferred Expense Subsidy
	Million	Billion	Billion	Billion	Guarantee	Expense Limit	FY 2012	FY 2013	FY 2014
Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%	$1,390,864	$1,269,683	$2,187,877
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.35%	141,239	393,598	475,223
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%	95,580	237,852	478,920
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	25,902	258,015	115,054
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a	1,193,435	1,238,187	995,453
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a	—	—	—
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%	101,306	103,973	185,845
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	—	—	—
Floating Rate	0.75%	0.75%	0.75%	0.75%	0.75%	n/a	—	—	126,857
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.55%	75,144	70,538	116,701
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%	53,979	51,157	88,966
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.55%	32,693	101,433	103,334
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	97,132	106,512	149,175
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a	145,490	293,712	254,491
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%		—	—
Emerging Markets Corporate Bond	0.75%	0.75%	0.75%	0.75%	0.95%	n/a	—	—	116,396
Equity Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	146,208	152,607	118,106

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes) will not exceed the percentages indicated above (“Expense Guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses (“Voluntary Expense Limit”), including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2015 (exclusive of interest and taxes).

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds through the end of the period. Such amount is not considered a liability of each respective Fund, and, therefore, is not recorded as liabilities in the Statement of Assets and Liabilities, but will be recognized as net expense in the Statements of Operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds, the U.S. Government, GNMA, Core Bond, High Income, Floating Rate, Emerging Markets Bond, Emerging Markets Local Bond, Emerging Markets Corporate Bond and Equity Income Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25%. Payden & Rygel Distributors is not entitled to receive any fees from the Investor, or Institutional classes of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

Indemnifications

Under the Group’s organizational documents, its trustees and officers are indemnified by the Funds against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. A Fund’s maximum exposure under these agreements is unknown as this would involve future

96	Payden Mutual Funds

claims that may be made against the Fund that have not yet occurred. Currently the Funds expect this risk of loss to be remote.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 — quoted prices in active markets for identical investments, Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 — significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 — Securities Valuation for a summary of the inputs used in valuing the Funds’ investments and other financial instruments.

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

Cash Reserves Money Market
Repurchase Agreement	—	—	$185,000	—	—	—	$185,000
U.S. Government Agency	—	—	253,433	—	—	—	253,433
U.S. Treasury	—	—	40,006	—	—	—	40,006
Commercial Paper	—	—	9,987	—	—	—	9,987
Investment Company	$3,705	—	—	—	—	—	3,705

Limited Maturity
Asset Backed	—	—	59,394	—	—	—	59,394
Bank Loans	—	—	4,027	—	—	—	4,027
Corporate Bond	—	—	156,979	—	—	—	156,979
Foreign Government	—	—	6,575	—	—	—	6,575
Mortgage Backed	—	—	36,882	—	—	—	36,882
Municipal	—	—	5,196	—	—	—	5,196
U.S. Government	—	—	39,328	—	—	—	39,328
Options Purchased	23	—	—	—	—	—	23
Investment Company	15,263	—	—	—	—	—	15,263

Low Duration
Asset Backed	—	—	111,924	—	—	—	111,924
Bank Loans	—	—	20,805	—	—	—	20,805
Corporate Bond	—	—	580,249	—	—	—	580,249
Foreign Government	—	—	21,635	—	—	—	21,635
Mortgage Backed	—	—	58,172	—	—	—	58,172
Municipal	—	—	4,206	—	—	—	4,206
U.S. Government	—	—	240,575	—	—	—	240,575
Options Purchased	422	—	—	—	—	—	422
Investment Company	41,012	—	—	—	—	—	41,012

Semi-Annual Report	97

Notes to Financial Statements continued

	Investments in Securities

			Level 2-Other
			Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
U.S. Government
Mortgage Backed	—	—	$96,279	—	—	—	$96,279
U.S. Government	—	—	26,849	—	—	—	26,849
Options Purchased	$16	—	—	—	—	—	16
Investment Company	10,314	—	—	—	—	—	10,314

GNMA
Mortgage Backed	—	—	469,263	—	—	—	469,263
U.S. Government	—	—	8,669	—	—	—	8,669
Options Purchased	27	—	—	—	—	—	27
Investment Company	4,204	—	—	—	—	—	4,204

Core Bond
Asset Backed	—	—	29,485	—	—	—	29,485
Corporate Bond	—	—	330,512	—	—	—	330,512
Mortgage Backed	—	—	166,627	—	—	—	166,627
Municipal	—	—	7,801	—	—	—	7,801
Preferred Stock		—	1,610	—	—	—	1,610
U.S. Government	—	—	57,955	—	—	—	57,955
Investment Company	76,496	—	—	—	—	—	76,496

Corporate Bond
Bank Loans	—	—	204	—	—	—	204
Corporate Bond	—	—	64,505	—	—	—	64,505
Foreign Government	—	—	750	—	—	—	750
Municipal	—	—	875	—	—	—	875
Preferred Stock	454	—	—	—	—	—	454
U.S. Government	—	—	200	—	—	—	200
Investment Company	11,385	—	—	—	—	—	11,385

High Income
Bank Loans	—	—	3,790	—	—	—	3,790
Corporate Bond	—	—	752,808	—	—	—	752,808
Mortgage Backed	—	—	6,735	—	—	—	6,735
Preferred Stock	2,580	—	—	—	—	—	2,580
U.S. Government	—	—	31,438	—	—	—	31,438
Investment Company	74,875	—	—	—	—	—	74,875

Floating Rate
Asset Backed	—	—	4,675	—	—	—	4,675
Bank Loans	—	—	126,761	—	—	—	126,761
Corporate Bond	—	—	6,796	—	—	—	6,796
Mortgage Backed	—	—	6,077	—	—	—	6,077
Investment Company	12,826	—	—	—	—	—	12,826

98	Payden Mutual Funds

	Investments in Securities

			Level 2-Other
			Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Tax Exempt Bond
Municipal	—	—	$8,145	—	—	—	$8,145
Investment Company	$381	—	—	—	—	—	381

California Municipal Income
Municipal	—	—	39,842	—	—	—	39,842
Investment Company	1,011	—	—	—	—	—	1,011

Global Low Duration
Asset Backed	—	—	12,126	—	—	—	12,126
Bank Loans	—	—	2,602	—	—	—	2,602
Corporate Bond	—	—	76,625	—	—	—	76,625
Foreign Government	—	—	9,154	—	—	—	9,154
Mortgage Backed	—	—	7,713	—	—	—	7,713
Municipal	—	—	574	—	—	—	574
U.S. Government	—	—	18,908	—	—	—	18,908
Options Purchased	64	—	—	—	—	—	64
Investment Company	8,150	—	—	—	—	—	8,150

Global Fixed Income
Corporate Bond	—	—	16,894	—	—	—	16,894
Foreign Government	—	—	10,008	—	—	—	10,008
Mortgage Backed	—	—	823	—	—	—	823
U.S. Government	—	—	3,177	—	—	—	3,177
Investment Company	9,690	—	—	—	—	—	9,690

Emerging Markets Bond
Corporate Bond	—	—	395,508	—	—	—	395,508
Foreign Government	—	—	409,641	—	—	—	409,641
Municipal	—	—	2,835	—	—	—	2,835
Investment Company	48,268	—	—	—	—	—	48,268

Emerging Markets Local Bond
Corporate Bond	—	—	34,582	—	—	—	34,582
Foreign Government	—	—	135,229	—	—	—	135,229
Municipal	—	—	3,164	—	—	—	3,164
Investment Company	1,509	—	—	—	—	—	1,509

Emerging Markets Corporate Bond
Corporate Bond	—	—	43,348	—	—	—	43,348
Foreign Government	—	—	191	—	—	—	191
Investment Company	5,614	—	—	—	—	—	5,614

Semi-Annual Report	99

Notes to Financial Statements continued

	Investments in Securities

			Level 2-Other
			Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Equity Income
Common Stock	$267,089	—	—	—	—	—	$267,089
Preferred Stock	11,500	—	—	—	—	—	11,500
Options Purchased	5	—	—	—	—	—	5
Investment Company	13,129	—	—	—	—	—	13,129

	Other Financial Instruments [1]

			Level 2-Other
			Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Limited Maturity
Forward currency contracts	—	—	—	$ (347)	—	—	$ (347)
Futures	$ 1	—	—	—	—	—	1

Low Duration
Forward currency contracts	—	—	$ 3	(418)	—	—	(415)
Futures	25	—	—	—	—	—	25
Options Written	—	$(88)	—	—	—	—	(88)

GNMA
Futures	—	(51)	—	—	—	—	(51)
Options Written	—	(13)	—	—	—	—	(13)

Core Bond
Forward currency contracts	—	—	390	(385)	—	—	5
Futures	155	(33)	—	—	—	—	122
Swaps	—	—	—	(1,142)	—	—	(1,142)

Corporate Bond
Futures	—	(12)	—	—	—	—	(12)

High Income
Forward currency contracts	—	—	536	(779)	—	—	(243)
Futures	204	—	—	—	—	—	204

Global Low Duration
Forward currency contracts	—	—	8	(169)	—	—	(161)
Futures	4	—	—	—	—	—	4
Options Written	—	(10)	—	—	—	—	(10)

Global Fixed Income
Forward currency contracts	—	—	76	(314)	—	—	(238)
Futures	23	(46)	—	—	—	—	(23)

Emerging Markets Bond
Forward currency contracts	—	—	101	(1,431)	—	—	(1,330)
Futures	811	—	—	—	—	—	811

Emerging Markets Local Bond
Forward currency contracts	—	—	111	(230)	—	—	(119)

100	Payden Mutual Funds

	Other Financial Instruments [1]

			Level 2-Other
			Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Emerging Markets Corporate Bond
Forward currency contracts	—	—	—	$(13)	—	—	$(13)
Futures	$42	—	—	—	—	—	42
Swaps	—	—	—	(11)	—	—	(11)

1	Other financial instruments are swaps, futures contracts, forward currency contracts and options written. Swaps, futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

5. Federal Tax Information (amounts in 000s)

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in preenactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short or long term capital losses rather than being considered all short term.

At October 31, 2013 the following Funds had available for Federal income tax purposes unused capital losses as follows:

	Expires	Expires	Expires	Expires	Expires	Expires
	2014	2015	2016	2017	2018	2019	Unlimited *	Total
Cash Reserve Money Market	—	—	—	—	$ 1	—	—	$ 1
Limited Maturity	$412	$840	$3,358	$2,201	287	$ 527	—	7,625
U.S. Government	—	—	—	—	—	—	$1,865	1,865
GNMA	—	—	—	—	—	—	13,209	13,209
Global Low Duration	176	644	—	2,397	—	—	—	3,217
Global Fixed Income	—	—	—	1,610	—	1,004	—	2,614
Emerging Markets Local Bond	—	—	—	—	—	—	8,252	8,252

*	Post-enactment carryforward losses.

At April 30, 2014, net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

				Net
		Gross	Gross	Unrealized
	Cost of Investments	Unrealized	Unrealized	Appreciation
	Federal Income	Appreciation	Depreciation	(Depreciation)
	Tax Purposes	on Investments	on Investments	on Investments
Cash Reserves Money Market	$ 492,131	—	—	—
Limited Maturity	322,354	$ 2,256	$ (943)	$ 1,313
Low Duration	1,073,370	9,036	(3,406)	5,630
U.S. Government	133,716	499	(757)	(258)
GNMA	483,344	8,526	(9,707)	(1,181)
Core Bond	661,256	15,128	(5,898)	9,230
Corporate Bond	75,188	3,479	(294)	3,185
High Income	827,382	45,731	(887)	44,844
Floating Rate	156,818	779	(462)	317
Tax Exempt Bond	8,255	296	(25)	271
California Municipal Income	38,885	2,032	(64)	1,968
Global Low Duration	135,028	1,417	(529)	888

Semi-Annual Report	101

Notes to Financial Statements continued

				Net
		Gross	Gross	Unrealized
	Cost of Investments	Unrealized	Unrealized	Appreciation
	Federal Income	Appreciation	Depreciation	(Depreciation)
	Tax Purposes	on Investments	on Investments	on Investments
Global Fixed Income.	$ 39,920	$ 1,612	$ (940)	$ 672
Emerging Markets Bond	859,856	17,872	(21,476)	(3,604)
Emerging Markets Local Bond	189,925	2,278	(17,719)	(15,441)
Emerging Markets Corporate Bond	48,273	1,107	(227)	880
Equity Income	256,449	37,357	(2,083)	35,274

6. Subsequent Events

At a meeting on June 17, 2014 the Board of Trustees of the Group voted to close the Payden Tax Exempt Bond Fund. On July 22, 2014 the Fund will close and assets will be transferred to other funds or distributed in cash.

The Funds have evaluated subsequent events through the issuance of the financial statements and have determined that no other events have occurred that require disclosure.

102	Payden Mutual Funds

Financial Highlights

For the share outstanding for the periods ended April 30, 2014 (Unaudited) and October 31st

	Payden Cash Reserves Money Market Fund
	2014		2013		2012	2011		2010
Net asset value — beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00

Income from investment activities:
Net investment income	0.00	(1)	0.00	(1)	0.00 (1)	0.00	(1)	0.00	(1)
Net realized and unrealized gains (losses)	0.00	(1)	0.00	(1)	0.00 (1)	0.00	(1)	0.00	(1)

Total from investment activities	0.00		0.00		0.00	0.00		0.00

Distributions to shareholders:
From net investment income	0.00	(1)	0.00	(1)	0.00 (1)	(0.00	)(1)	(0.00	)(1)
Return of capital	0.00	(1)	0.00	(1)	—	—		(0.00	)(1)

Total distributions to shareholders	0.00		0.00		0.00	0.00		0.00

Net asset value — end of period	$1.00		$1.00		$1.00	$1.00		$1.00

Total return	0.00	%(2)	0.01%		0.02%	0.02%		0.03%

Ratios/supplemental data:
Net assets, end of period (000s)	$492,024		$498,417		$525,480	$746,719		$591,869
Ratio of gross expense to average net assets	0.37	%(3)	0.37%		0.38%	0.37%		0.38%
Ratio of net expense to average net assets	0.07	%(3)	0.10%		0.15%	0.14%		0.23%
Ratio of investment income less gross expenses to average net assets	(0.29	)%(3)	(0.26)%		(0.21)%	(0.20)%		(0.12)%
Ratio of net investment income to average net assets	0.01	%(3)	0.01%		0.02%	0.02%		0.03%
Portfolio turnover rate	n/a		n/a		n/a	n/a		n/a
The Fund commenced operations on December 17, 1997.

	Payden Limited Maturity Fund
	2014		2013		2012	2011		2010
Net asset value — beginning of period	$9.47		$9.48		$9.39	$9.45		$9.37

Income (loss) from investment activities:
Net investment income	0.04		0.05		0.06	0.08		0.07
Net realized and unrealized gains (losses)	0.01		(0.00	)(1)	0.10	(0.05)		0.09

Total from investment activities	0.05		0.05		0.16	0.03		0.16

Distributions to shareholders:
From net investment income	(0.04)		(0.04)		(0.07)	(0.09)		(0.08)
Return of capital	—		(0.02)		—	—		(0.00	)(1)

Total distributions to shareholders	(0.04)		(0.06)		(0.07)	(0.09)		(0.08)

Net asset value — end of period	$9.48		$9.47		$9.48	$9.39		$9.45

Total return	0.48	%(2)	0.56%		1.66%	0.27%		1.71%

Ratios/supplemental data:
Net assets, end of period (000s)	$309,173		$258,282		$242,013	$216,493		$158,433
Ratio of gross expense to average net assets	0.57	%(3)	0.55%		0.56%	0.57%		0.61%
Ratio of net expense to average net assets	0.35	%(3)	0.40%		0.50%	0.50%		0.52%
Ratio of investment income less gross expenses to average net assets	0.53	%(3)	0.44%		0.56%	0.72%		0.65%
Ratio of net investment income to average net assets	0.75	%(3)	0.59%		0.62%	0.79%		0.74%
Portfolio turnover rate	42	%(2)	124%		98%	75%		78%

The Fund commenced operations on May 1, 1994.

(1)	Amount is less than $0.005
(2)	Not annualized
(3)	Annualized

See notes to financial statements.

Semi-Annual Report	103

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2014 (Unaudited) and October 31st

	Payden Low Duration Fund
	2014		2013		2012	2011	2010
Net asset value — beginning of period	$10.15		$10.23		$10.01	$10.23	$10.11

Income (loss) from investment activities:
Net investment income	0.06		0.14		0.18	0.24	0.21
Net realized and unrealized gains (losses)	0.02		(0.07)		0.23	(0.20)	0.20

Total from investment activities	0.08		0.07		0.41	0.04	0.41

Distributions to shareholders:
From net investment income	(0.06)		(0.13)		(0.19)	(0.24)	(0.25)
From net realized gains	—		—		—	(0.02)	(0.04)
Return of capital	—		(0.02)		—	—	—

Total distributions to shareholders	(0.06)		(0.15)		(0.19)	(0.26)	(0.29)

Net asset value — end of period	$10.17		$10.15		$10.23	$10.01	$10.23

Total return	0.75	%(1)	0.68%		4.13%	0.46%	4.10%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,039,506		$848,866		$541,809	$462,491	$540,606
Ratio of gross expense to average net assets	0.56	%(2)	0.55%		0.55%	0.56%	0.59%
Ratio of net expense to average net assets	0.49	%(2)	0.51%		0.54%	0.53%	0.54%
Ratio of investment income less gross expenses to average net assets	1.03	%(2)	1.22%		1.74%	2.34%	2.22%
Ratio of net investment income to average net assets	1.10	%(2)	1.26%		1.75%	2.37%	2.27%
Portfolio turnover rate	48	%(1)	90%		97%	74%	52%
The Fund commenced operations on January 1, 1994.

	Payden U.S. Government Fund - Adviser Class
	2014		2013		2012	2011	2010
Net asset value — beginning of period	$10.67		$10.99		$11.12	$11.30	$11.17

Income (loss) from investment activities:
Net investment income	0.05		0.07		0.08	0.13	0.13
Net realized and unrealized gains (losses)	0.02		(0.18)		0.16	(0.06)	0.26

Total from investment activities	0.07		(0.11)		0.24	0.07	0.39

Distributions to shareholders:
From net investment income	(0.07)		(0.16)		(0.16)	(0.15)	(0.13)
From net realized gains	—		(0.05)		(0.21)	(0.10)	(0.13)
Return of capital	—		(0.00	)(3)	—	—	—

Total distributions to shareholders	(0.07)		(0.21)		(0.37)	(0.25)	(0.26)

Net asset value — end of period	$10.67		$10.67		$10.99	$11.12	$11.30

Total return	0.61	%(1)	(1.01)%		2.16%	0.65%	3.50	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$444		$1,205		$860	$707	$434
Ratio of gross expense to average net assets	0.84	%(2)	0.84%		0.90%	0.89%	0.90	%(2)
Ratio of net expense to average net assets	0.70	%(2)	0.70%		0.86%	0.85%	0.86	%(2)
Ratio of investment income less gross expenses to average net assets	0.92	%(2)	0.42%		0.66%	1.10%	1.29	%(2)
Ratio of net investment income to average net assets	1.07	%(2)	0.56%		0.70%	1.14%	1.33	%(2)
Portfolio turnover rate	15	%(1)	43%		79%	76%	99	%(1)

The Class commenced operations on November 2, 2009.

(1)   Not annualized

(2)   Annualized

(3)   Amount is less than $0.005

See notes to financial statements.

104	Payden Mutual Funds

	Payden U.S. Government Fund - Investor Class
	2014		2013		2012	2011	2010
Net asset value — beginning of period	$10.67		$10.98		$11.12	$11.29	$11.17

Income (loss) from investment activities:
Net investment income	0.04		0.08		0.12	0.15	0.20
Net realized and unrealized gains (losses)	0.04		(0.15)		0.13	(0.04)	0.27

Total from investment activities	0.08		(0.07)		0.25	0.11	0.47

Distributions to shareholders:
From net investment income	(0.08)		(0.19)		(0.18)	(0.18)	(0.22)
From net realized gains	—		(0.05)		(0.21)	(0.10)	(0.13)
Return of capital	—		(0.00	)(1)	—	—	—

Total distributions to shareholders	(0.08)		(0.24)		(0.39)	(0.28)	(0.35)

Net asset value — end of period	$10.67		$10.67		$10.98	$11.12	$11.29

Total return	0.74	%(2)	(0.67)%		2.32%	(0.99)%	4.27%

Ratios/supplemental data:
Net assets, end of period (000s)	$133,677		$130,624		$110,026	$63,988	$110,543
Ratio of gross expense to average net assets	0.59	%(3)	0.58%		0.64%	0.63%	0.66%
Ratio of net expense to average net assets	0.45	%(3)	0.45%		0.61%	0.60%	0.60%
Ratio of investment income less gross expenses to average net assets	0.61	%(3)	0.66%		0.90%	1.41%	1.71%
Ratio of net investment income to average net assets	0.75	%(3)	0.79%		0.93%	1.44%	1.77%
Portfolio turnover rate	15	%(2)	43%		79%	76%	99%
The Fund commenced operations on January 1, 1995.

	Payden GNMA Fund - Adviser Class
	2014		2013		2012	2011	2010
Net asset value — beginning of period	$10.00		$10.80		$10.66	$10.56	$10.29

Income (loss) from investment activities:
Net investment income	0.10		0.03		0.14	0.27	0.41
Net realized and unrealized gains (losses)	0.01		(0.25)		0.33	0.30	0.31

Total from investment activities	0.11		(0.22)		0.47	0.57	0.72

Distributions to shareholders:
From net investment income	(0.20)		(0.34)		(0.33)	(0.42)	(0.45)
From net realized gains	(0.01)		(0.24)		—	(0.05)	—

Total distributions to shareholders	(0.21)		(0.58)		(0.33)	(0.47)	(0.45)

Net asset value — end of period	$9.90		$10.00		$10.80	$10.66	$10.56

Total return	1.06	%(2)	(1.96)%		4.41%	5.73%	7.03	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$27,141		$30,450		$81,860	$52,700	$21,169
Ratio of gross expense to average net assets	0.83	%(3)	0.93%		0.88%	0.86%	0.94	%(3)
Ratio of net expense to average net assets	0.75	%(3)	0.75%		0.75%	0.75%	0.76	%(3)
Ratio of investment income less gross expenses to average net assets	1.99	%(3)	1.13%		1.24%	1.92%	1.97	%(3)
Ratio of net investment income to average net assets	2.07	%(3)	1.31%		1.37%	2.03%	2.15	%(3)
Portfolio turnover rate	0	%(2)	19%		27%	23%	20	%(2)

The Class commenced operations on November 2, 2009.

(1)   Amount is less than $0.005

(2)   Not annualized

(3)   Annualized

See notes to financial statements.

Semi-Annual Report	105

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2014 (Unaudited) and October 31st

	Payden GNMA Fund - Investor Class
	2014		2013		2012		2011	2010
Net asset value — beginning of period	$10.00		$10.80		$10.67		$10.56	$10.30

Income (loss) from investment activities:
Net investment income	0.07		0.05		0.17		0.26	0.28
Net realized and unrealized gains (losses)	0.06		(0.24)		0.32		0.35	0.48

Total from investment activities	0.13		(0.19)		0.49		0.61	0.76

Distributions to shareholders:
From net investment income	(0.21)		(0.37)		(0.36)		(0.45)	(0.50)
From net realized gains	(0.01)		(0.24)		—		(0.05)	—

Total distributions to shareholders	(0.22)		(0.61)		(0.36)		(0.50)	(0.50)

Net asset value — end of period	$9.91		$10.00		$10.80		$10.67	$10.56

Total return	1.28	%(1)	(1.80)%		4.77%		5.99%	7.62%

Ratios/supplemental data:
Net assets, end of period (000s)	$292,129		$371,593		$886,109		$776,547	$743,446
Ratio of gross expense to average net assets	0.59	%(2)	0.68%		0.63%		0.62%	0.69%
Ratio of net expense to average net assets	0.50	%(2)	0.50%		0.50%		0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	1.63	%(2)	1.38%		1.50%		2.17%	2.24%
Ratio of net investment income to average net assets	1.72	%(2)	1.56%		1.63%		2.29%	2.43%
Portfolio turnover rate	0	%(1)	19%		27%		23%	20%
The Fund commenced operations on August 27, 1999.

	Payden Core Bond Fund - Adviser Class
	2014		2013		2012		2011	2010
Net asset value — beginning of period	$10.65		$11.04		$10.52		$10.66	$10.30

Income (loss) from investment activities:
Net investment income	0.14	(3)	0.26	(3)	0.91		0.36	0.29
Net realized and unrealized gains (losses)	0.14		(0.31)		—		(0.13)	0.41

Total from investment activities	0.28		(0.05)		0.91		0.23	0.70

Distributions to shareholders:
From net investment income	(0.14)		(0.33)		(0.39)		(0.37)	(0.30)
From net realized gains	(0.09)		(0.01)		—		—	—
Return of capital	—		—		—		—	(0.04)

Total distributions to shareholders	(0.23)		(0.34)		(0.39)		(0.37)	(0.34)

Net asset value — end of period	$10.70		$10.65		$11.04		$10.52	$10.66

Total return	2.65	%(1)	(0.54)%		8.81%		2.30%	6.84	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$327		$321		$356		$39,848	$32,610
Ratio of gross expense to average net assets	0.79	%(2)	0.78%		0.77%		0.78%	0.83	%(2)
Ratio of net expense to average net assets	0.79	%(2)	0.78%		0.77%		0.78%	0.83	%(2)
Ratio of investment income less gross expenses to average net assets	2.48	%(2)	2.41%		3.00%		3.43%	3.20	%(2)
Ratio of net investment income to average net assets	2.48	%(2)	2.41%		3.00%		3.43%	3.20	%(2)
Portfolio turnover rate	318	%(1)	511	%(4)	464	%(5)	118%	119	%(1)

The Class commenced operations on November 2, 2009.

(1)	Not annualized
(2)	Annualized
(3)	Based on average shares outstanding.
(4)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 101%.
(5)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 105%.

See notes to financial statements.

106	Payden Mutual Funds

	Payden Core Bond Fund - Investor Class
	2014		2013		2012		2011	2010
Net asset value — beginning of period	$10.67		$11.06		$10.54		$10.68	$10.31

Income (loss) from investment activities:
Net investment income	0.15	(1)	0.29	(1)	0.33		0.38	0.37
Net realized and unrealized gains (losses)	0.14		(0.32)		0.60		(0.13)	0.40

Total from investment activities	0.29		(0.03)		0.93		0.25	0.77

Distributions to shareholders:
From net investment income	(0.15)		(0.35)		(0.41)		(0.39)	(0.36)
From net realized gains	(0.09)		(0.01)		—		—	—
Return of capital	—		—		—		—	(0.04)

Total distributions to shareholders	(0.24)		(0.36)		(0.41)		(0.39)	(0.40)

Net asset value — end of period	$10.72		$10.67		$11.06		$10.54	$10.68

Total return	2.76	%(2)	(0.28)%		9.06%		2.45%	7.66%

Ratios/supplemental data:
Net assets, end of period (000s)	$598,067		$587,658		$645,700		$580,774	$539,531
Ratio of gross expense to average net assets	0.54	%(3)	0.52%		0.53%		0.53%	0.59%
Ratio of net expense to average net assets	0.54	%(3)	0.52%		0.53%		0.53%	0.59%
Ratio of investment income less gross expenses to average net assets	2.72	%(3)	2.66%		3.13%		3.64%	3.52%
Ratio of net investment income to average net assets	2.72	%(3)	2.66%		3.13%		3.64%	3.52%
Portfolio turnover rate	318	%(2)	511	%(4)	464%		118%	119%
The Fund commenced operations on January 1, 1994.

	Payden Corporate Bond Fund
	2014		2013		2012		2011	2010
Net asset value — beginning of period	$11.05		$11.60		$11.33		$11.85	$11.24

Income (loss) from investment activities:
Net investment income	0.20		0.38		0.45		0.51	0.54
Net realized and unrealized gains (losses)	0.35		(0.36)		0.75		(0.12)	0.71

Total from investment activities	0.55		0.02		1.20		0.39	1.25

Distributions to shareholders:
From net investment income	(0.21)		(0.37)		(0.45)		(0.51)	(0.54)
From net realized gains	(0.16)		(0.20)		(0.48)		(0.40)	(0.10)

Total distributions to shareholders	(0.37)		(0.57)		(0.93)		(0.91)	(0.64)

Net asset value — end of period	$11.23		$11.05		$11.60		$11.33	$11.85

Total return	5.10	%(2)	0.17%		11.39%		3.71%	11.49%

Ratios/supplemental data:
Net assets, end of period (000s)	$70,343		$66,279		$43,259		$38,559	$47,385
Ratio of gross expense to average net assets	0.80	%(3)	0.82%		0.91%		0.96%	0.95%
Ratio of net expense to average net assets	0.65	%(3)	0.65%		0.65%		0.65%	0.65%
Ratio of investment income less gross expenses to average net assets	3.51	%(3)	3.29%		3.77%		4.21%	4.42%
Ratio of net investment income to average net assets	3.66	%(3)	3.46%		4.03%		4.52%	4.72%
Portfolio turnover rate	35	%(2)	273	%(2)(5)	487	%(2)(6)	87%	71%

The Fund commenced operations on March 12, 2009.

(1)	Based on average shares outstanding.
(2)	Not annualized
(3)	Annualized
(4)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 105%.
(5)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 123%.
(6)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 56%.

See notes to financial statements.

Semi-Annual Report	107

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2014 (Unaudited) and October 31st

	Payden High Income Fund - Adviser Class
	2014		2013	2012	2011	2010
Net asset value — beginning of period	$7.28		$7.29	$7.05	$7.32	$6.82

Income (loss) from investment activities:
Net investment income	0.20		0.46	0.46	0.49	0.44
Net realized and unrealized gains (losses)	0.08		(0.06)	0.37	(0.24)	0.53

Total from investment activities	0.28		0.40	0.83	0.25	0.97

Distributions to shareholders:
From net investment income	(0.19)		(0.41)	(0.48)	(0.51)	(0.47)
From net realized gains	(0.20)		—	(0.09)	(0.01)	—
Return of capital	—		—	(0.02)	—	—

Total distributions to shareholders	(0.39)		(0.41)	(0.59)	(0.52)	(0.47)

Proceeds from redemption fees	—		—	—	—	0.00	(1)

Net asset value — end of period	$7.17		$7.28	$7.29	$7.05	$7.32

Total return	3.99	%(2)	5.56%	12.38%	3.51%	14.77	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$4,158		$4,884	$5,974	$4,492	$469
Ratio of gross expense to average net assets	0.95	%(3)	0.91%	0.89%	0.92%	0.94	%(3)
Ratio of net expense to average net assets	0.95	%(3)	0.91%	0.89%	0.92%	0.94	%(3)
Ratio of investment income less gross expenses to average net assets	5.33	%(3)	5.79%	6.41%	6.93%	7.03	%(3)
Ratio of net investment income to average net assets	5.34	%(3)	5.79%	6.41%	6.93%	7.03	%(3)
Portfolio turnover rate	75	%(2)	25%	24%	38%	22	%(2)
The Class commenced operations on November 2, 2009.

	Payden High Income Fund - Investor Class
	2014		2013	2012	2011	2010
Net asset value — beginning of period	$7.28		$7.29	$7.05	$7.31	$6.83

Income (loss) from investment activities:
Net investment income	0.20		0.44	0.48	0.52	0.53
Net realized and unrealized gains (losses)	0.09		(0.03)	0.37	(0.24)	0.47

Total from investment activities	0.29		0.41	0.85	0.28	1.00

Distributions to shareholders:
From net investment income	(0.20)		(0.42)	(0.49)	(0.53)	(0.52)
From net realized gains	(0.20)		—	(0.09)	(0.01)	—
Return of capital	—		—	(0.03)	—	—

Total distributions to shareholders	(0.40)		(0.42)	(0.61)	(0.54)	(0.52)

Proceeds from redemption fees	—		—	—	0.00 (1)	—

Net asset value — end of period	$7.17		$7.28	$7.29	$7.05	$7.31

Total return	4.13	%(2)	5.82%	12.69%	3.89%	15.32%

Ratios/supplemental data:
Net assets, end of period (000s)	$793,255		$892,360	$1,123,179	$1,024,553	$1,038,664
Ratio of gross expense to average net assets	0.70	%(3)	0.66%	0.64%	0.66%	0.70%
Ratio of net expense to average net assets	0.70	%(3)	0.66%	0.64%	0.66%	0.70%
Ratio of investment income less gross expenses to average net assets	5.59	%(3)	6.05%	6.70%	7.20%	7.69%
Ratio of net investment income to average net assets	5.59	%(3)	6.05%	6.70%	7.20%	7.69%
Portfolio turnover rate	75	%(2)	25%	24%	38%	22%

The Fund commenced operations on December 30, 1997.

(1)	Amount is less than $0.005
(2)	Not annualized
(3)	Annualized

See notes to financial statements.

108	Payden Mutual Funds

	Payden Floating Rate Fund - Adviser Class
	2014
Net asset value — beginning of period	$10.00

Income from investment activities:
Net investment income	0.11
Net realized and unrealized gains	0.04

Total from investment activities	0.15

Distributions to shareholders:
From net investment income	(0.09)

Net asset value — end of period	$10.06

Total return	1.54	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$20
Ratio of gross expense to average net assets	1.24	%(2)
Ratio of net expense to average net assets	1.01	%(2)
Ratio of investment income less gross expenses to average net assets	2.45	%(2)
Ratio of net investment income to average net assets	2.70	%(2)
Portfolio turnover rate	11	%(1)
The Class commenced operations on November 11, 2013.

	Payden Floating Rate Fund - Investor Class
	2014
Net asset value — beginning of period	$10.00

Income from investment activities:
Net investment income	0.10
Net realized and unrealized gains	0.06

Total from investment activities	0.16

Distributions to shareholders:
From net investment income	(0.10)

Net asset value — end of period	$10.06

Total return	1.65	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$72,331
Ratio of gross expense to average net assets	0.99	%(2)
Ratio of net expense to average net assets	0.76	%(2)
Ratio of investment income less gross expenses to average net assets	2.94	%(2)
Ratio of net investment income to average net assets	3.17	%(2)
Portfolio turnover rate	11	%(1)

The Class commenced operations on November 11, 2013.

(1)	Not annualized
(2)	Annualized

See notes to financial statements.

Semi-Annual Report	109

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2014 (Unaudited) and October 31st

	Payden Floating Rate Fund - Institutional Class
	2014
Net asset value — beginning of period	$10.00

Income from investment activities:
Net investment income	0.12
Net realized and unrealized gains	0.06

Total from investment activities	0.18

Distributions to shareholders:
From net investment income	(0.11)

Net asset value — end of period	$10.07

Total return	1.76	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$80,657
Ratio of gross expense to average net assets	0.99	%(2)
Ratio of net expense to average net assets	0.69	%(2)
Ratio of investment income less gross expenses to average net assets	2.46	%(2)
Ratio of net investment income to average net assets	2.80	%(2)
Portfolio turnover rate	11	%(1)

The Class commenced operations on November 11, 2013.

	Payden Tax Exempt Bond Fund
	2014		2013	2012	2011	2010
Net asset value — beginning of period	$10.10		$10.69	$10.28	$10.32	$10.04

Income (loss) from investment activities:
Net investment income	0.11		0.23	0.23	0.26	0.25
Net realized and unrealized gains (losses)	0.17		(0.31)	0.44	(0.05)	0.28

Total from investment activities	0.28		(0.08)	0.67	0.21	0.53

Distributions to shareholders:
From net investment income	(0.11)		(0.22)	(0.23)	(0.25)	(0.25)
From net realized gains	(0.17)		(0.29)	(0.03)	—	—

Total distributions to shareholders	(0.28)		(0.51)	(0.26)	(0.25)	(0.25)

Net asset value — end of period	$10.10		$10.10	$10.69	$10.28	$10.32

Total return	2.80	%(1)	(0.75)%	6.56%	2.12%	5.36%

Ratios/supplemental data:
Net assets, end of period (000s)	$8,602		$9,082	$14,085	$14,912	$25,178
Ratio of gross expense to average net assets	1.51	%(2)	1.15%	1.09%	1.02%	0.88%
Ratio of net expense to average net assets	0.55	%(2)	0.56%	0.55%	0.55%	0.55%
Ratio of investment income less gross expenses to average net assets	1.21	%(2)	1.53%	1.65%	2.03%	2.14%
Ratio of net investment income to average net assets	2.17	%(2)	2.12%	2.19%	2.50%	2.47%
Portfolio turnover rate	31	%(1)	39%	52%	27%	30%

The Fund commenced operations on December 21, 1993.

(1)	Not annualized
(2)	Annualized

See notes to financial statements.

110	Payden Mutual Funds

	Payden California Municipal Income Fund
	2014		2013	2012	2011	2010
Net asset value — beginning of period	$10.27		$10.63	$10.11	$10.36	$10.10

Income (loss) from investment activities:
Net investment income	0.12		0.25	0.26	0.28	0.31
Net realized and unrealized gains (losses)	0.15		(0.24)	0.52	(0.05)	0.31

Total from investment activities	0.27		0.01	0.78	0.23	0.62

Distributions to shareholders:
From net investment income	(0.12)		(0.25)	(0.26)	(0.28)	(0.31)
From net realized gains	(0.06)		(0.12)	—	(0.20)	(0.05)

Total distributions to shareholders	(0.18)		(0.37)	(0.26)	(0.48)	(0.36)

Net asset value — end of period	$10.36		$10.27	$10.63	$10.11	$10.36

Total return	2.70	%(1)	0.02%	7.73%	2.41%	6.27%

Ratios/supplemental data:
Net assets, end of period (000s)	$40,667		$43,305	$49,811	$44,265	$46,580
Ratio of gross expense to average net assets	0.73	%(2)	0.66%	0.67%	0.67%	0.68%
Ratio of net expense to average net assets	0.55	%(2)	0.55%	0.56%	0.55%	0.56%
Ratio of investment income less gross expenses to average net assets	2.25	%(2)	2.26%	2.32%	2.64%	2.90%
Ratio of net investment income to average net assets	2.43	%(2)	2.37%	2.43%	2.76%	3.02%
Portfolio turnover rate	17	%(1)	24%	25%	30%	51%
The Fund commenced operations on December 17, 1998.

	Payden Global Low Duration Fund
	2014		2013	2012	2011	2010
Net asset value — beginning of period	$10.08		$10.10	$9.88	$10.16	$9.89

Income (loss) from investment activities:
Net investment income	0.07		0.14	0.21	0.19	0.25
Net realized and unrealized gains (losses)	0.03		(0.02)	0.33	(0.20)	0.25

Total from investment activities	0.10		0.12	0.54	(0.01)	0.50

Distributions to shareholders:
From net investment income	(0.06)		(0.13)	(0.32)	(0.27)	(0.23)
Return of capital	—		(0.01)	—	—	(0.00	)(3)

Total distributions to shareholders	(0.06)		(0.14)	(0.32)	(0.27)	(0.23)

Net asset value — end of period	$10.12		$10.08	$10.10	$9.88	$10.16

Total return	1.03	%(1)	1.19%	5.59%	(0.10)%	5.09%

Ratios/supplemental data:
Net assets, end of period (000s)	$130,158		$113,046	$70,544	$73,021	$69,331
Ratio of gross expense to average net assets	0.73	%(2)	0.71%	0.76%	0.70%	0.81%
Ratio of net expense to average net assets	0.55	%(2)	0.60%	0.71%	0.70%	0.74%
Ratio of investment income less gross expenses to average net assets	1.22	%(2)	1.29%	2.00%	2.04%	2.42%
Ratio of net investment income to average net assets	1.40	%(2)	1.41%	2.05%	2.04%	2.49%
Portfolio turnover rate	50	%(1)	84%	79%	142%	68%

The Fund commenced operations on September 18, 1996.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

See notes to financial statements.

Semi-Annual Report	111

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2014 (Unaudited) and October 31st

	Payden Global Fixed Income Fund
	2014		2013	2012	2011	2010
Net asset value — beginning of period	$8.53		$8.70	$8.71	$9.02	$8.78

Income (loss) from investment activities:
Net investment income	0.12		0.25	0.45	0.36	0.32
Net realized and unrealized gains (losses)	0.11		(0.19)	0.25	(0.30)	0.34

Total from investment activities	0.23		0.06	0.70	0.06	0.66

Distributions to shareholders:
From net investment income	(0.11)		(0.08)	(0.71)	(0.37)	(0.42)
Return of capital.	—		(0.15)	—	—	—

Total distributions to shareholders	(0.11)		(0.23)	(0.71)	(0.37)	(0.42)

Net asset value — end of period	$8.65		$8.53	$8.70	$8.71	$9.02

Total return	2.74	%(1)	0.69%	8.54%	0.71%	7.66%

Ratios/supplemental data:
Net assets, end of period (000s)	$39,116		$39,921	$48,221	$66,592	$76,436
Ratio of gross expense to average net assets	0.95	%(2)	0.94%	0.92%	0.84%	0.86%
Ratio of net expense to average net assets	0.69	%(2)	0.71%	0.72%	0.70%	0.73%
Ratio of investment income less gross expenses to average net assets	2.54	%(2)	2.57%	3.45%	3.91%	3.42%
Ratio of net investment income to average net assets	2.80	%(2)	2.81%	3.65%	4.05%	3.55%
Portfolio turnover rate	22	%(1)	75%	100%	82%	136%
The Fund commenced operations on September 1, 1992.

	Payden Emerging Markets Bond Fund - Adviser Class
	2014		2013	2012	2011	2010
Net asset value — beginning of period	$13.90		$15.45	$14.45	$14.87	$13.24

Income (loss) from investment activities:
Net investment income	0.36		0.76	0.78	0.78	0.68
Net realized and unrealized gains (losses)	(0.03)		(1.27)	1.33	(0.39)	1.63

Total from investment activities	0.33		(0.51)	2.11	0.39	2.31

Distributions to shareholders:
From net investment income	(0.34)		(0.79)	(0.82)	(0.80)	(0.68)
From net realized gains.	(0.05)		(0.25)	(0.29)	(0.01)	—

Total distributions to shareholders	(0.39)		(1.04)	(1.11)	(0.81)	(0.68)

Net asset value — end of period	$13.84		$13.90	$15.45	$14.45	$14.87

Total return	2.49	%(1)	(3.54)%	15.49%	2.77%	17.91	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$15,258		$20,133	$27,784	$27,159	$10,534
Ratio of gross expense to average net assets	1.08	%(2)	1.01%	1.02%	1.09%	1.17	%(2)
Ratio of net expense to average net assets	1.08	%(2)	1.01%	1.02%	1.09%	1.16	%(2)
Ratio of investment income less gross expenses to average net assets	5.24	%(2)	5.14%	5.33%	5.80%	5.27	%(2)
Ratio of net investment income to average net assets	5.24	%(2)	5.14%	5.33%	5.80%	5.28	%(2)
Portfolio turnover rate	38	%(1)	95%	74%	85%	49	%(1)

The Class commenced operations on November 2, 2009.

(1)	Not annualized
(2)	Annualized

See notes to financial statements.

112	Payden Mutual Funds

	Payden Emerging Markets Bond Fund - Investor Class
	2014		2013	2012		2011	2010
Net asset value — beginning of period	$13.88		$15.42	$14.42		$14.85	$13.24

Income (loss) from investment activities:
Net investment income	0.38		0.79	0.82		0.86	0.81
Net realized and unrealized gains (losses)	(0.03)		(1.26)	1.33		(0.45)	1.56

Total from investment activities	0.35		(0.47)	2.15		0.41	2.37

Distributions to shareholders:
From net investment income	(0.36)		(0.82)	(0.86)		(0.83)	(0.76)
From net realized gains	(0.05)		(0.25)	(0.29)		(0.01)	—

Total distributions to shareholders	(0.41)		(1.07)	(1.15)		(0.84)	(0.76)

Proceeds from redemption fees	—		—	—		0.00 (1)	0.00 (1)

Net asset value — end of period	$13.82		$13.88	$15.42		$14.42	$14.85

Total return	2.63	%(2)	(3.25)%	15.80%		2.95%	18.44%

Ratios/supplemental data:
Net assets, end of period (000s)	$400,982		$463,873	$575,777		$620,106	$432,682
Ratio of gross expense to average net assets	0.83	%(3)	0.76%	0.78%		0.85%	0.92%
Ratio of net expense to average net assets	0.83	%(3)	0.76%	0.78%		0.85%	0.87%
Ratio of investment income less gross expenses to average net assets	5.49	%(3)	5.39%	5.62%		6.07%	5.91%
Ratio of net investment income to average net assets	5.49	%(3)	5.39%	5.62%		6.07%	5.96%
Portfolio turnover rate	38	%(2)	95%	74%		85%	49%
The Fund commenced operations on December 17, 1998.

	Payden Emerging Markets Bond Fund - Institutional Class
	2014		2013	2012
Net asset value — beginning of period	$13.87		$15.42	$14.47

Income from investment activities:
Net investment income	0.38		0.81	0.44
Net realized and unrealized gains	(0.02)		(1.27)	0.99

Total from investment activities	0.36		(0.46)	1.43

Distributions to shareholders:
From net investment income	(0.37)		(0.84)	(0.48)
From net realized gains	(0.05)		(0.25)	—

Total distributions to shareholders	(0.42)		(1.09)	(0.48)

Net asset value — end of period	$13.81		$13.87	$15.42

Total return	2.71	%(2)	(3.23)%	10.04	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$419,700		$399,432	$449,295
Ratio of gross expense to average net assets	0.83	%(3)	0.76%	0.76	%(3)
Ratio of net expense to average net assets	0.69	%(3)	0.69%	0.69	%(3)
Ratio of investment income less gross expenses to average net assets	5.49	%(3)	5.40%	5.30	%(3)
Ratio of net investment income to average net assets	5.62	%(3)	5.47%	5.37	%(3)
Portfolio turnover rate	38	%(2)	95%	74%

The Class commenced operations on April 9, 2012.

(1)	Amount is less than $0.005
(2)	Not annualized
(3)	Annualized

See notes to financial statements.

Semi-Annual Report	113

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2014 (Unaudited) and October 31st

	Payden Emerging Markets Local Bond Fund - Adviser Class
	2014		2013	2012
Net asset value — beginning of period	$9.32		$10.24	$10.00

Income from investment activities:
Net investment income	0.26		0.30	0.56
Net realized and unrealized gains	(0.50)		(0.74)	0.14

Total from investment activities	(0.24)		(0.44)	0.70

Distributions to shareholders:
From net investment income	(0.23)		(0.31)	(0.37)
Return of capital	—		(0.17)	(0.09)

Total distributions to shareholders	(0.23)		(0.48)	(0.46)

Net asset value — end of period	$8.85		$9.32	$10.24

Total return	(2.47	)%(1)	(4.45)%	7.26%

Ratios/supplemental data:
Net assets, end of period (000s)	$325		$530	$21
Ratio of gross expense to average net assets	1.22	%(2)	1.16%	1.35%
Ratio of net expense to average net assets	1.20	%(2)	1.16%	1.24%
Ratio of investment income less gross expenses to average net assets	5.36	%(2)	5.07%	4.71%
Ratio of net investment income to average net assets	5.39	%(2)	5.07%	4.82%
Portfolio turnover rate	37	%(1)	114%	91%
The Fund commenced operations November 2, 2011.

	Payden Emerging Markets Local Bond Fund - Investor Class
	2014		2013	2012
Net asset value — beginning of period	$9.33		$10.24	$10.00

Income from investment activities:
Net investment income	0.25		0.52	0.49
Net realized and unrealized gains	(0.49)		(0.92)	0.24

Total from investment activities	(0.24)		(0.40)	0.73

Distributions to shareholders:
From net investment income	(0.24)		(0.32)	(0.40)
Return of capital	—		(0.19)	(0.09)

Total distributions to shareholders	(0.24)		(0.51)	(0.49)

Net asset value — end of period	$8.85		$9.33	$10.24

Total return	(2.47	)%(1)	(4.12)%	7.58%

Ratios/supplemental data:
Net assets, end of period (000s)	$177,853		$248,377	$118,921
Ratio of gross expense to average net assets	0.97	%(2)	0.91%	1.07%
Ratio of net expense to average net assets	0.95	%(2)	0.91%	0.99%
Ratio of investment income less gross expenses to average net assets	5.61	%(2)	5.27%	5.14%
Ratio of net investment income to average net assets	5.63	%(2)	5.27%	5.22%
Portfolio turnover rate	37	%(1)	114%	91%

The Fund commenced operations on November 2, 2011.

(1)	Not annualized
(2)	Annualized

See notes to financial statements.

114	Payden Mutual Funds

	Payden Emerging Markets Corporate Bond Fund - Adviser Class
	2014
Net asset value — beginning of period	$10.00

Income from investment activities:
Net investment income	0.19
Net realized and unrealized gains	0.21

Total from investment activities	0.40

Distributions to shareholders:
From net investment income	(0.19)

Net asset value — end of period	$10.21

Total return	4.02	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$10
Ratio of gross expense to average net assets	1.71	%(2)
Ratio of net expense to average net assets	1.20	%(2)
Ratio of investment income less gross expenses to average net assets	3.65	%(2)
Ratio of net investment income to average net assets	4.17	%(2)
Portfolio turnover rate	84	%(1)

The Class commenced operations on November 11, 2013.

	Payden Emerging Markets Corporate Bond Fund - Investor Class
	2014
Net asset value — beginning of period	$10.00

Income from investment activities:
Net investment income	0.21
Net realized and unrealized gains	0.21

Total from investment activities	0.42

Distributions to shareholders:
From net investment income	(0.20)

Net asset value — end of period	$10.22

Total return	4.23	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$16,795
Ratio of gross expense to average net assets	1.46	%(2)
Ratio of net expense to average net assets	0.95	%(2)
Ratio of investment income less gross expenses to average net assets	3.87	%(2)
Ratio of net investment income to average net assets	4.38	%(2)
Portfolio turnover rate	84	%(1)

The Class commenced operations on November 11, 2013.

(1)	Not annualized
(2)	Annualized

See notes to financial statements.

Semi-Annual Report	115

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2014 (Unaudited) and October 31st

	Payden Emerging Markets Corporate Bond Fund - Institutional Class
	2014
Net asset value — beginning of period	$10.00

Income from investment activities:
Net investment income	0.21
Net realized and unrealized gains	0.21

Total from investment activities	0.42

Distributions to shareholders:
From net investment income	(0.20)

Net asset value — end of period	$10.22

Total return	4.28	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$27,582
Ratio of gross expense to average net assets	1.46	%(2)
Ratio of net expense to average net assets	0.85	%(2)
Ratio of investment income less gross expenses to average net assets	3.87	%(2)
Ratio of net investment income to average net assets	4.48	%(2)
Portfolio turnover rate	84	%(1)

The Class commenced operations on November 11, 2013.

	Payden Equity Income Fund - Adviser Class
	2014		2013	2012
Net asset value — beginning of period	$12.64		$11.12	$10.13

Income from investment activities:
Net investment income	0.17		0.45	0.43
Net realized and unrealized gains	0.94		1.54	1.02

Total from investment activities	1.11		1.99	1.45

Distributions to shareholders:
From net investment income	(0.11)		(0.47)	(0.46)
From net realized gains	(0.11)		—	—

Total distributions to shareholders	(0.22)		(0.47)	(0.46)

Net asset value — end of period	$13.53		$12.64	$11.12

Total return	8.85	%(1)	18.20%	14.46	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$5,054		$4,274	$3,468
Ratio of gross expense to average net assets	1.10	%(2)	1.13%	1.18	%(2)
Ratio of net expense to average net assets	1.05	%(2)	1.05%	1.06	%(2)
Ratio of investment income less gross expenses to average net assets	2.65	%(2)	3.68%	4.32	%(2)
Ratio of net investment income to average net assets	2.70	%(2)	3.76%	4.44	%(2)
Portfolio turnover rate	24	%(1)	86%	182%

The Class commenced operations on December 1, 2011.

(1)	Not annualized
(2)	Annualized

See notes to financial statements.

116	Payden Mutual Funds

	Payden Equity Income Fund - Investor Class
	2014		2013	2012	2011	2010
Net asset value — beginning of period	$12.64		$11.12	$10.11	$8.91	$8.17

Income from investment activities:
Net investment income	0.18		0.48	0.48	0.38	0.14
Net realized and unrealized gains	0.94		1.54	1.05	1.25	0.74

Total from investment activities	1.12		2.02	1.53	1.63	0.88

Distributions to shareholders:
From net investment income	(0.12)		(0.50)	(0.52)	(0.43)	(0.14)
From net realized gains.	(0.11)		—	—	—	—

Total distributions to shareholders	(0.23)		(0.50)	(0.43)	(0.14)	(0.20)

Net asset value — end of period	$13.53		$12.64	$11.12	$10.11	$8.91

Total return	8.96	%(2)	18.51%	15.40%	18.46%	10.89%

Ratios/supplemental data:
Net assets, end of period (000s)	$276,878		$211,644	$168,572	$63,832	$27,035
Ratio of gross expense to average net assets	0.85	%(3)	0.87%	0.93%	0.95%	1.03%
Ratio of net expense to average net assets	0.80	%(3)	0.80%	0.80%	0.80%	0.85%
Ratio of investment income less gross expenses to average net assets	2.90	%(3)	3.91%	4.48%	4.03%	1.32%
Ratio of net investment income to average net assets	2.95	%(3)	3.99%	4.61%	4.18%	1.50%
Portfolio turnover rate	25	%(2)	86%	182%	167%	72%

The Fund commenced operations on November 1, 1996.

(1)	Amount is less than $0.005
(2)	Not annualized
(3)	Annualized

See notes to financial statements.

Semi-Annual Report	117

Fund Expenses (Unaudited)

Understanding Your Fund’s Expenses

Shareholders of mutual funds, incur two types of costs: transaction costs incurred from buying or selling fund shares and ongoing costs incurred from the funds daily operations. The table below is provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The table below is useful in estimating actual expenses paid during the six-month period ended April 30, 2014. It uses each Fund’s actual return and expense ratio for the period (181/365 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expense that you paid over the period, divide your beginning account value by 1,000 and multiply the quotient by the number in the Expenses Paid During the Period column.

	Value	Value	6-Month	Expense	Expenses
	November 1, 2013	April 30, 2014	Return	Ratio	Paid
Cash Reserves Money Market	$1,000.00	$1,000.00	0.00%	0.07%	$0.35
Limited Maturity	1,000.00	1,004.80	0.48%	0.35%	1.74
Low Duration	1,000.00	1,007.50	0.75%	0.49%	2.44
U.S. Government Adviser Class	1,000.00	1,006.10	0.61%	0.70%	3.48
U.S. Government Investor Class	1,000.00	1,007.40	0.74%	0.45%	2.24
GNMA Adviser Class	1,000.00	1,010.60	1.06%	0.75%	3.74
GNMA Investor Class	1,000.00	1,012.80	1.28%	0.50%	2.50
Core Bond Adviser Class	1,000.00	1,026.50	2.65%	0.79%	3.97
Core Bond Investor Class	1,000.00	1,027.60	2.76%	0.54%	2.71
Corporate Bond	1,000.00	1,051.00	5.10%	0.65%	3.31
High Income Adviser Class	1,000.00	1,039.90	3.99%	0.95%	4.80
High Income Investor Class	1,000.00	1,041.30	4.13%	0.70%	3.54
Floating Rate Adviser Class	1,000.00	1,015.40	1.54%	1.01%	5.05
Floating Rate Investor Class	1,000.00	1,016.50	1.65%	0.76%	3.80
Floating Rate Institutional Class	1,000.00	1,017.60	1.76%	0.69%	3.45
Tax Exempt Bond	1,000.00	1,028.00	2.80%	0.55%	2.77
California Municipal Income	1,000.00	1,027.00	2.70%	0.55%	2.76
Global Low Duration	1,000.00	1,010.30	1.03%	0.55%	2.74
Global Fixed Income	1,000.00	1,027.40	2.74%	0.69%	3.47
Emerging Markets Bond Adviser Class	1,000.00	1,024.90	2.49%	1.08%	5.42
Emerging Markets Bond Investor Class	1,000.00	1,026.30	2.63%	0.83%	4.17
Emerging Markets Bond Institutional Class	1,000.00	1,027.10	2.71%	0.69%	3.47
Emerging Markets Local Bond Adviser Class	1,000.00	975.30	(2.47)%	1.20%	5.88
Emerging Markets Local Bond Investor Class	1,000.00	975.30	(2.47)%	0.95%	4.65
Emerging Markets Corporate Bond Adviser Class	1,000.00	1,040.20	4.02%	1.20%	6.07
Emerging Markets Corporate Bond Investor Class	1,000.00	1,042.30	4.23%	0.95%	4.81
Emerging Markets Corporate Bond Institutional Class	1,000.00	1,042.80	4.28%	0.85%	4.31
Equity Income Adviser Class	1,000.00	1,088.50	8.85%	1.05%	5.44
Equity Income Investor Class	1,000.00	1,089.60	8.96%	0.80%	4.14

118	Payden Mutual Funds

Hypothetical Expenses

The table below is provided so that you can compare a Fund’s ongoing expenses with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return, and each Fund’s actual expense ratio (181/365 days) for the six-month period ended April 30, 2014 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value	Value	6-Month	Expense	Expenses
	November 1, 2013	April 30, 2014	Return	Ratio	Paid
Cash Reserves Money Market	$1,000.00	$1,024.45	2.44%	0.07%	$0.35
Limited Maturity	1,000.00	1,023.06	2.31%	0.35%	1.76
Low Duration	1,000.00	1,022.36	2.24%	0.49%	2.46
U.S. Government Adviser Class	1,000.00	1,021.32	2.13%	0.70%	3.51
U.S. Government Investor Class	1,000.00	1,022.56	2.26%	0.45%	2.26
GNMA Adviser Class	1,000.00	1,021.08	2.11%	0.75%	3.76
GNMA Investor Class	1,000.00	1,022.32	2.23%	0.50%	2.51
Core Bond Adviser Class	1,000.00	1,020.93	2.09%	0.79%	3.96
Core Bond Investor Class	1,000.00	1,022.12	2.21%	0.54%	2.71
Corporate Bond	1,000.00	1,021.57	2.16%	0.65%	3.26
High Income Adviser Class	1,000.00	1,020.08	2.01%	0.95%	4.76
High Income Investor Class	1,000.00	1,021.32	2.13%	0.70%	3.51
Floating Rate Bond Adviser Class	1,000.00	1,019.69	1.97%	1.01%	5.06
Floating Rate Bond Investor Class	1,000.00	1,021.03	2.10%	0.76%	3.81
Floating Rate Bond Institutional Class	1,000.00	1,021.62	2.16%	0.69%	3.46
Tax Exempt Bond	1,000.00	1,022.07	2.21%	0.55%	2.76
California Municipal Income	1,000.00	1,022.07	2.21%	0.55%	2.76
Global Low Duration	1,000.00	1,022.07	2.21%	0.55%	2.76
Global Fixed Income	1,000.00	1,021.37	2.14%	0.69%	3.46
Emerging Markets Bond Adviser Class	1,000.00	1,019.44	1.94%	1.08%	5.41
Emerging Markets Bond Investor Class	1,000.00	1,020.68	2.07%	0.83%	4.16
Emerging Markets Bond Institutional Class	1,000.00	1,021.37	2.14%	0.69%	3.46
Emerging Markets Local Bond Adviser Class	1,000.00	1,018.84	1.88%	1.20%	6.01
Emerging Markets Local Bond Investor Class	1,000.00	1,020.08	2.01%	0.95%	4.76
Emerging Markets Corporate Bond Adviser Class	1,000.00	1,018.74	1.87%	1.20%	6.01
Emerging Markets Corporate Bond Investor Class	1,000.00	1,020.08	2.01%	0.95%	4.76
Emerging Markets Corporate Bond Institutional Class	1,000.00	1,020.58	2.06%	0.85%	4.26
Equity Income Adviser Class	1,000.00	1,019.59	1.96%	1.05%	5.26
Equity Income Investor Class	1,000.00	1,020.83	2.08%	0.80%	4.01

Semi-Annual Report	119

Trustees and Officers (Unaudited)

Name & Address	Position with Fund	Year Elected	Principal Occupation(s)	Other Directorships Held

333 S. Grand Avenue Los Angeles, CA 90071

Trustees (1)

W. D. Hilton, Jr.	Independent Trustee	1993	President and CEO, Trust Service, Inc.;
			Executive Director, NGC Bodily Injury
			Trust; and Managing Trustee,
			Fuller-Austin Trust

Gerald S. Levey, M.D.	Independent Trustee	2000	Dean Emeritus and Distinguished
			Professor of Medicine, David Geffen
			School of Medicine at the University of
			California, Los Angeles

Thomas V. McKernan, Jr.	Independent Trustee	1993	Chairman, Automobile Club of Southern	Director, First American Financial Corp.;
			California	Director, Forest Lawn Memorial Park

Rosemarie T. Nassif	Independent Trustee	2008	President Emerita, Holy Names
			University; Program Director, Conrad
			Hilton Foundation

Andrew J. Policano	Independent Trustee	2008	Dean Emeritus and Dean’s Leadership	Director, Badger Meter, Inc.; Director,
			Circle, Professor The Paul Merage School	Rockwell Collins
			of Business, University of California,
			Irvine

Dennis C. Poulsen	Independent Trustee	1992	Chairman of the Board, Rose Hills	Director, Rose Hills Company
			Company

Stender E. Sweeney	Independent Trustee	1992	Private Investor	Director, Avis Budget Group, Inc.

Joan A. Payden	Interested Trustee	1992	President, CEO and Director, Payden &
			Rygel

Michael E. Salvay	Interested Trustee	2009	Managing Principal, Payden & Rygel

Mary Beth Syal	Interested Trustee	2000	Managing Principal and Director, Payden
			& Rygel

Officers (2)

Joan A. Payden	Chairman and CEO	1992	President, CEO and Director, Payden &
			Rygel

Brian W. Matthews	Vice President and CFO	2003	Managing Principal, CFO and Director,
			Payden & Rygel

Yot Chattrabhuti	Vice President	1997	Principal, Payden & Rygel

Bradley F. Hersh	Vice President and Treasurer	1998	Senior Vice President and Treasurer,
			Payden & Rygel

David L. Wagner	Vice President and CCO	1996	Senior Vice President, Risk Management,
			Payden & Rygel

Edward S. Garlock	Secretary	1997	Managing Principal, General Counsel and
			Director, Payden & Rygel

Additional information about the Trustees can be found in the SAI.

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

120	Payden Mutual Funds

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121

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122

IMPORTANT INFORMATION:  The information contained in this report is intended for shareholders of the Payden Mutual Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member FINRA.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund’s proxy voting guidelines and proxy voting record, visit the SEC’s web site at http://www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

» U.S. BOND FUNDS

Payden Cash Reserves Money Market Fund (PBHXX)

Payden Limited Maturity Fund (PYLMX)

Payden Low Duration Fund (PYSBX)

Payden U.S. Government Fund – Investor Class (PYUSX)

Payden U.S. Government Fund – Adviser Class (PYUWX)

Payden GNMA Fund – Investor Class (PYGNX)

Payden GNMA Fund – Adviser Class (PYGWX)

Payden Core Bond Fund – Investor Class (PYCBX)

Payden Core Bond Fund – Adviser Class (PYCWX)

Payden Corporate Bond Fund (PYACX)

Payden High Income Fund – Investor Class (PYHRX)

Payden High Income Fund – Adviser Class (PYHWX)

Payden Floating Rate Fund – Institutional Class (PYFIX)

Payden Floating Rate Fund – Investor Class (PYFRX)

Payden Floating Rate Fund – Adviser Class (PYFAX)

» TAX EXEMPT BOND FUNDS

Payden Tax Exempt Bond Fund (PYTEX)

Payden California Municipal Income Fund (PYCRX)

» GLOBAL BOND FUNDS

Payden Global Low Duration Fund (PYGSX)

Payden Global Fixed Income Fund (PYGFX)

Payden Emerging Markets Bond Fund – Institutional Class (PYEIX)

Payden Emerging Markets Bond Fund – Investor Class (PYEMX)

Payden Emerging Markets Bond Fund – Adviser Class (PYEWX)

Payden Emerging Markets Local Bond Fund – Investor Class (PYELX)

Payden Emerging Markets Local Bond Fund – Adviser Class (PYEAX)

Payden Emerging Markets Corporate Bond Fund – Institutional Class (PYCIX)

Payden Emerging Markets Corporate Bond Fund – Investor Class (PYCEX)

Payden Emerging Markets Corporate Bond Fund – Adviser Class (PYCAX)

» EQUITY FUND

Payden Equity Income Fund – Investor Class (PYVLX)

Payden Equity Income Fund – Adviser Class (PYVAX)

PAYDEN MUTUAL FUNDS

333 South Grand Avenue, Los Angeles, California 90071

800 5-PAYDEN 800 572-9336 payden.com

SEMI-ANNUAL REPORT

APRIL 30, 2014

PAYDEN/KRAVITZ

Cash Balance Plan Fund

1	Management Discussion & Analysis

2	Portfolio Highlights & Investments

7	Statement of Assets & Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Notes to Financial Statements

19	Financial Highlights

21	Fund Expenses

22	Trustees & Officers

Semi-Annual Report

For the six-month period ended April 30, 2014, the Payden/Kravitz Cash Balance Plan Fund Institutional Class (PKBIX) returned 2.22%, the Adviser Class (PKCBX) returned 2.08% and the Retirement Class (PKCRX) returned 2.00%, while the Fund’s benchmark, the 30-Year U.S. Treasury Bond Yield from the previous December, returned 1.74%. Portfolio allocations to fixed-rate investment grade and high yield credit contributed most to portfolio returns on the back of tighter spreads and improving fundamentals. Duration positioning was key to outperformance as market timing of duration reduction and extension synchronized with the rise and subsequent fall in interest rates over the period. The Fund’s adviser, Payden/Kravitz Investment Services, also found attractive opportunities in the new deals as bond issuance continued at record levels.

1        Payden Mutual Funds

The Fund seeks a return equal to the yield on the 30-year U.S. Treasury Bond by investing in debt instruments and income producing securities of U.S. and foreign issuers with no limit on maturity.

Portfolio Composition - percent of value
Corporate	40%
Mortgage Backed	21%
Asset Backed	12%
Bank Loans	11%
Other	16%

Schedule of Investments - April 30, 2014 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (13%)
1,580,000	Apidos CDO 144A, 3.73%, 4/15/25 (a)	$1,529
1,750,000	ARES XXVI CLO Ltd. 144A,
	3.98%, 4/15/25 (a)	1,711
1,750,000	Babson CLO Ltd./Cayman Islands 144A,
	3.73%, 4/20/25 (a)	1,707
1,750,000	Carlyle Global Market Strategies CLO 2013-2 Ltd. 144A,
	3.98%, 4/18/25 (a)	1,725
1,750,000	Cent CLO LP 144A, 3.68%, 7/23/25 (a)	1,681
640,000	Colony American Homes 2014-1 144A,
	1.40%, 5/17/31 (a)	643
1,750,000	Dryden XXII Senior Loan Fund 144A,
	3.44%, 8/15/25 (a)	1,660
407,576	GE-WMC Asset-Backed Pass-Through
	Certificates Series 2005-2, 0.40%, 12/25/35	345
735,759	Invitation Homes 2013-SFR1 Trust 144A,
	1.40%, 12/17/30 (a)	737
427,402	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	480
176,906	Long Beach Mortgage Loan Trust,
	6.25%, 8/25/33	147
830,000	Madison Park Funding I Ltd. 144A,
	4.59%, 8/15/22 (a)	831
925,000	Octagon Investment Partners XIV Ltd. 144A,
	4.23%, 1/15/24 (a)	927
129,255	Residential Asset Securities Corp. Trust,
	4.71%, 11/25/33	125
500,000	Symphony CLO Ltd. 144A, 3.73%, 10/15/25 (a)	486
92,354	Terwin Mortgage Trust 144A,
	0.91%, 1/25/35 (a)	92
875,000	Tyron Park CLO Ltd. 144A, 3.73%, 7/15/25 (a)	848
741,355	VOLT XIX LLC 144A, 3.63%, 4/25/55 (a)	746
1,571,074	VOLT XX LLC 144A, 3.63%, 3/25/54 (a)	1,579
1,470,167	VOLT XXI LLC 144A, 3.63%, 11/25/53 (a)	1,478
447,176	VOLT XXII LLC, 3.63%, 10/27/53	450
602,953	VOLT XXIII LLC, 3.63%, 11/25/53	607
1,317,662	VOLT XXIV LLC 144A, 3.25%, 11/25/53 (a)	1,320

Total Asset Backed (Cost - $21,811)		21,854

Bank Loans (12%)
398,325	Activision Blizzard Inc. Term Loan B 1L,
	3.25%, 10/11/20	399
457,695	Alliance Healthcare Services Inc. Term Loan B
	1L, 4.25%, 6/03/19	459
572,643	Allison Transmission Inc. Term Loan B3 1L,
	3.75%, 8/23/19	574
572,125	American Builders & Contractors Supply Co. Inc. Term Loan B 1L, 3.50%, 4/16/20	571
562,509	Asurion LLC Term Loan B1 1L, 4.50%, 5/24/19	564

Principal or Shares	Security Description	Value (000)

800,000	Berry Plastics Term Loan E 1L, 3.75%, 12/18/20	$797
466,475	Biomet Inc. Term Loan B 1L, 3.75%, 7/15/17	467
572,096	Booz Allen Hamilton Inc. Term Loan B 1L,
	3.75%, 7/31/19	573
952,800	Charter Communications Operating LLC Term
	Loan E 1L, 3.00%, 7/01/20	940
572,125	Cincinnati Bell Inc. Term Loan B 1L,
	4.00%, 9/10/20	568
573,563	CityCenter Holdings LLC Term Loan B 1L,
	5.00%, 10/16/20	577
950,422	Crown Castle Operating Co. Term Loan B 1L,
	3.25%, 1/31/19	949
468,825	Dell Inc. Term Loan B IL, 4.50%, 4/29/20	468
572,118	Dynegy Inc. Term Loan B2 1L, 4.00%, 4/23/20	572
950,000	Energy Transfer Equity LP Term Loan 1L,
	3.25%, 12/02/19	942
1,562,125	FMG Resources August 2006 Pty Ltd. Term Loan
	1L, 4.25%, 6/30/19	1,564
500,000	Goodyear Tire & Rubber Co., 4.75%, 4/30/19	503
671,625	HCA Inc. Term Loan B4 1L, 2.93%, 5/01/18	672
358,684	Hilton Worldwide Finance LLC Term Loan B2,
	4.00%, 10/25/20	358
932,950	HJ Heinz Co. Term Loan B2 1L, 3.50%, 6/05/20	936
573,563	Hub International Ltd. Term Loan B 1L,
	4.75%, 10/02/20	574
425,500	Hudson’s Bay Co. Term Loan B 1L,
	4.75%, 11/05/20	430
572,125	Live Nation Entertainment Inc. Term Loan B1,
	3.50%, 8/16/20	572
573,551	Neiman Marcus Group LLC Term Loan 1L,
	4.25%, 10/25/20	573
788,005	Sabre Inc. Term Loan B 1L, 5.25%, 2/19/19	788
960,300	Sun Products Corp. Term Loan B 1L,
	5.50%, 3/18/20	933
482,557	TransDigm Inc. Term Loan C 1L,
	3.75%, 2/28/20	481
575,000	UPC Financing Partnership Term Loan 1L,
	3.25%, 6/30/21	571
891,983	Valeant Pharmaceuticals Inc. Term Loan B 1L, 4.50%, 8/05/20	894

Total Bank Loans (Cost - $19,294)		19,269

Corporate Bond (43%)
460,000	Abbey National Treasury Services PLC/Stamford
	CT, 0.74%, 3/13/17	461
580,000	ABN AMRO Bank NV, 6.25%, 9/13/22 (b)	644
610,000	Access Midstream Partners LP / ACMP Finance Corp., 4.88%, 3/15/24 (b)	608

Semi-Annual Report        2

Principal or Shares	Security Description	Value (000)

890,000	Ally Financial Inc., 2.91%, 7/18/16 (b)	$912
810,000	America Movil SAB de CV, 1.23%, 9/12/16	823
600,000	Anglo American Capital PLC 144A,
	2.63%, 9/27/17 (a)	612
800,000	Anglo American Capital PLC 144A,
	4.13%, 4/15/21 (a)	804
1,010,000	ARC Properties Operating Partnership LP/Clark
	Acquisition LLC, 2.00%, 2/06/17	1,012
450,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc., 4.88%, 11/15/17 (b)	473
470,000	Baidu Inc., 3.25%, 8/06/18	481
450,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	452
640,000	Banco del Estado de Chile 144A,
	2.00%, 11/09/17 (a)	638
340,000	Banco Nacional de Costa Rica 144A,
	4.88%, 11/01/18 (a)	338
570,000	Banco Santander Chile 144A, 1.13%, 4/11/17 (a)	570
820,000	Bank of America Corp., 1.27%, 1/15/19	831
610,000	Bank of America Corp., 8.00%, 7/29/49	694
280,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	282
730,000	BioMed Realty LP, 2.63%, 5/01/19	728
470,000	BNZ International Funding Ltd.,
	2.35%, 3/04/19	468
880,000	BP Capital Markets PLC, 0.87%, 9/26/18 (b)	888
310,000	Buckeye Partners LP, 2.65%, 11/15/18	309
276,000	Bumble Bee Acquisition Corp. 144A,
	9.00%, 12/15/17 (a)	299
375,000	CC Holdings GS V LLC / Crown Castle GS III
	Corp., 2.38%, 12/15/17	380
700,000	Celulosa Arauco y Constitucion SA,
	5.00%, 1/21/21	727
300,000	Central Garden and Pet Co., 8.25%, 3/01/18 (b)	311
405,000	CHC Helicopter SA, 9.25%, 10/15/20	437
150,000	Cincinnati Bell Inc., 8.75%, 3/15/18	158
310,000	Clearwater Paper Corp., 7.13%, 11/01/18	330
1,060,000	ConAgra Foods Inc., 2.10%, 3/15/18	1,062
870,000	Cosan Luxembourg SA 144A, 9.50%, 3/14/18
	BRL (a)(c)	344
470,000	Credit Agricole SA 144A, 1.08%, 10/03/16 (a)	474
860,000	CVS Caremark Corp., 2.25%, 12/05/18 (b)	867
900,000	Daimler Finance North America LLC 144A,
	1.09%, 8/01/18 (a)	911
1,000,000	DBS Bank Ltd., 0.84%, 7/15/21	969
620,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (a)	792
950,000	Deutsche Bank AG/London, 0.85%, 2/13/17	955
550,000	Dollar General Corp., 4.13%, 7/15/17	588
260,000	E*TRADE Financial Corp., 6.00%, 11/15/17	274
260,000	Eaton Corp., 1.50%, 11/02/17	261
320,000	Ecolab Inc., 1.45%, 12/08/17	320
620,000	Ecopetrol SA, 7.63%, 7/23/19	749
165,000	Eldorado Gold Corp. 144A, 6.13%, 12/15/20 (a)	166
750,000	EMC Corp./MA, 1.88%, 6/01/18	754
260,000	ERAC USA Finance LLC 144A,
	2.80%, 11/01/18 (a)	267
315,000	Exelon Corp., 4.90%, 6/15/15	329
870,000	Fifth Third Bancorp, 5.10%, 12/29/49	807
1,690,000	Ford Motor Credit Co. LLC, 1.06%, 3/12/19	1,698

Principal or Shares	Security Description	Value (000)

530,000	Freeport-McMoRan Copper & Gold Inc.,
	2.15%, 3/01/17 (b)	$538
1,880,000	General Electric Capital Corp., 6.38%, 11/15/67	2,096
680,000	General Motors Co. 144A, 3.50%, 10/02/18 (a)	696
900,000	Glencore Funding LLC 144A, 1.59%, 1/15/19 (a)	899
470,000	Goldcorp Inc., 2.13%, 3/15/18	468
870,000	Golden Eagle Retail Group Ltd. 144A,
	4.63%, 5/21/23 (a)	778
780,000	Harley-Davidson Financial Services Inc. 144A,
	2.70%, 3/15/17 (a)	808
800,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)	913
370,000	Hewlett-Packard Co., 1.17%, 1/14/19	371
640,000	Hutchison Whampoa International 12 II Ltd.
	144A, 2.00%, 11/08/17 (a)	646
540,000	Hyundai Capital America 144A,
	2.13%, 10/02/17 (a)	547
260,000	Imperial Tobacco Finance PLC 144A,
	2.05%, 2/11/18 (a)	260
580,000	ING Bank NV, 4.13%, 11/21/23	590
360,000	ING U.S. Inc., 5.65%, 5/15/53 (b)	362
665,000	Ingredion Inc., 3.20%, 11/01/15	685
725,000	International Lease Finance Corp.,
	2.18%, 6/15/16	736
750,000	Intesa Sanpaolo SpA, 2.38%, 1/13/17	758
1,140,000	JPMorgan Chase & Co., 7.90%, 4/29/49	1,294
600,000	Korea Finance Corp., 2.88%, 8/22/18	615
660,000	Korea Hydro & Nuclear Power Co. Ltd. 144A,
	2.88%, 10/02/18 (a)	670
435,000	Kroger Co., 3.90%, 10/01/15	454
620,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	689
530,000	Morgan Stanley, 1.08%, 1/24/19 (b)	533
350,000	Murphy Oil Corp., 2.50%, 12/01/17	358
540,000	NCL Corp. Ltd., 5.00%, 2/15/18	560
650,000	NextEra Energy Capital Holdings Inc.,
	2.70%, 9/15/19 (b)	655
930,000	Nissan Motor Acceptance Corp. 144A,
	0.94%, 9/26/16 (a)	937
755,000	Nissan Motor Acceptance Corp. 144A,
	1.95%, 9/12/17 (a)	761
460,000	OGX Petroleo e Gas Participacoes SA 144A,
	8.50%, 6/01/18 (a)(d)	24
815,000	Oracle Corp., 0.81%, 1/15/19	823
520,000	Outerwall Inc., 6.00%, 3/15/19 (b)	542
420,000	Packaging Dynamics Corp. 144A,
	8.75%, 2/01/16 (a)	434
610,000	Perrigo Co. PLC 144A, 2.30%, 11/08/18 (a)	605
1,230,000	Petrobras Global Finance BV, 2.37%, 1/15/19	1,225
955,000	Petroleos Mexicanos, 2.25%, 7/18/18	996
750,000	Petroleos Mexicanos, 8.00%, 5/03/19	920
845,000	Providence Health & Services Obligated Group,
	1.03%, 10/01/16	841
530,000	Prudential Financial Inc., 8.88%, 6/15/38	651
550,000	Reliance Standard Life Global Funding II 144A,
	2.50%, 4/24/19 (a)	551
200,000	SABMiller Holdings Inc. 144A,
	0.92%, 8/01/18 (a)	202

3        Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

560,000	Sinopec Capital 2013 Ltd. 144A,
	1.88%, 4/24/18 (a)	$546
1,820,000	Standard Chartered PLC 144A,
	5.70%, 3/26/44 (a)(b)	1,837
830,000	Swedbank AB, 2.38%, 2/27/19	829
760,000	TAM Capital 2 Inc. 144A, 9.50%, 1/29/20 (a)	826
630,000	Telefonica Chile SA 144A,
	3.88%, 10/12/22 (a)(b)	613
930,000	Tencent Holdings Ltd. 144A,
	3.38%, 5/02/19 (a)(b)	936
290,000	Thermo Fisher Scientific Inc., 2.40%, 2/01/19	293
560,000	T-Mobile USA Inc., 6.25%, 4/01/21 (b)	598
590,000	Transocean Inc., 2.50%, 10/15/17	601
600,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	592
150,000	United States Steel Corp., 7.38%, 4/01/20 (b)	169
660,000	USJ Acucar e Alcool SA 144A,
	9.88%, 11/09/19 (a)(b)	646
380,000	Vanguard Natural Resources LLC / VNR Finance Corp.,
	7.88%, 4/01/20 (b)	411
1,550,000	Verizon Communications Inc., 1.98%, 9/14/18	1,638
550,000	Viacom Inc., 3.88%, 4/01/24 (b)	556
360,000	Want Want China Finance Ltd. 144A,
	1.88%, 5/14/18 (a)	349
1,130,000	Wells Fargo & Co., 7.98%, 3/29/49	1,288
240,000	Wesfarmers Ltd. 144A, 1.87%, 3/20/18 (a)	238
300,000	Western Union Co., 1.23%, 8/21/15	302
600,000	WM Wrigley Jr. Co. 144A, 2.40%, 10/21/18 (a)	609
615,000	WM Wrigley Jr. Co. 144A, 3.38%, 10/21/20 (a)	633
165,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	166
177,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	181
750,000	Zenith Bank PLC 144A, 6.25%, 4/22/19 (a)	752

Total Corporate Bond (Cost - $70,917)		71,357

Foreign Government (1%)
625,000	Colombia Government International Bond,
	7.38%, 1/27/17	721
9,900,000	Mexican Bonos, 7.25%, 12/15/16 MXN (c)	814

Total Foreign Government (Cost - $1,455)		1,535

Mortgage Backed (23%)
749,731	Adjustable Rate Mortgage Trust,
	3.70%, 3/25/37	587
576,012	Alternative Loan Trust 2006-J5, 6.50%, 9/25/36	513
1,263,756	American Home Mortgage Assets Trust 2007-2,
	0.28%, 3/25/47	983
301,420	Bank of America Mortgage Securities Inc.,
	2.50%, 10/20/32	305
944,250	Chase Mortgage Finance Corp., 6.00%, 5/25/37	815
325,395	CHL Mortgage Pass-Through Trust 2005-18,
	5.50%, 10/25/35	308
979,822	Connecticut Avenue Securities Series,
	1.75%, 1/25/24	995
232,580	Connecticut Avenue Securities Series,
	2.15%, 10/25/23	238
700,000	Connecticut Avenue Securities Series,
	4.55%, 1/25/24	774
340,000	Connecticut Avenue Securities Series,
	5.40%, 10/25/23	396
1,323,064	Countrywide Alternative Loan Trust,
	6.00%, 4/25/37	1,124

Principal or Shares	Security Description	Value (000)

1,058,473	Countrywide Alternative Loan Trust,
	6.00%, 4/25/37	$899
1,537,649	FHR 4093 IO, 6.55%, 1/15/38	331
2,643,135	FN AL3015 ARM, 1.95%, 1/01/43	2,705
1,616,101	FN MA1341 10YR, 2.50%, 2/01/23	1,666
635,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 3.75%, 4/25/24	649
1,425,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.65%, 2/25/24	1,577
500,000	Granite Master Issuer PLC, 1.01%, 12/17/54	479
709,263	Harborview Mortgage Loan Trust,
	2.75%, 1/19/35	700
205,823	HomeBanc Mortgage Trust, 1.01%, 8/25/29	195
527,189	IndyMac INDX Mortgage Loan Trust
	2005-AR13, 2.38%, 8/25/35	463
272,951	JP Morgan Mortgage Trust, 6.00%, 7/25/36	253
624,194	JP Morgan Mortgage Trust, 6.00%, 6/25/37	552
261,746	MLCC Mortgage Investors Inc., 2.14%, 2/25/36	255
412,937	Morgan Stanley Mortgage Loan Trust,
	2.76%, 1/25/35	379
5,141	Morgan Stanley Mortgage Loan Trust,
	5.50%, 11/25/35	5
797,468	Nationstar Mortgage Loan Trust 2013-A 144A,
	3.75%, 12/25/52 (a)	825
380,127	Prime Mortgage Trust, 5.00%, 10/25/35	381
39,777	Residential Asset Mortgage Products Inc.,
	6.50%, 4/25/34	40
693,522	Residential Asset Securitization Trust 2006-A8,
	6.00%, 8/25/36	599
487,695	Sequoia Mortgage Trust, 3.50%, 4/25/42	499
850,532	Springleaf Mortgage Loan Trust 144A,
	1.78%, 12/25/65 (a)	851
460,000	Springleaf Mortgage Loan Trust 144A,
	3.56%, 12/25/59 (a)	466
300,000	Springleaf Mortgage Loan Trust 144A,
	5.58%, 6/25/58 (a)	301
661,629	Structured Adjustable Rate Mortgage Loan Trust, 2.48%, 8/25/34	661
55,216	Structured Adjustable Rate Mortgage Loan Trust, 2.54%, 8/25/34	55
469,820	Structured Adjustable Rate Mortgage Loan Trust,
	5.19%, 12/25/35	411
438,772	Structured Agency Credit Risk Debt Notes,
	1.60%, 11/25/23	443
1,690,000	Structured Agency Credit Risk Debt Notes,
	4.40%, 11/25/23	1,830
380,000	Structured Agency Credit Risk Debt Notes,
	7.30%, 7/25/23	491
1,897,045	Structured Asset Mortgage Investments Inc.,
	0.46%, 12/25/35	1,493
1,878,789	Structured Asset Mortgage Investments Inc.,
	0.85%, 1/19/34	1,835
481,668	Structured Asset Mortgage Investments Inc.,
	1.38%, 5/25/36	305
245,315	Structured Asset Mortgage Investments Inc.,
	2.02%, 10/19/34	202
114,818	Structured Asset Mortgage Investments Inc.,
	3.71%, 7/25/32	120

Semi-Annual Report        4

Principal or Shares	Security Description	Value (000)

2,508,061	Vendee Mortgage Trust IO, 3.75%, 12/15/33	$297
800,682	VOLT XV LLC 144A, 3.22%, 5/27/53 (a)	798
252,986	WaMu Mortgage Pass Through Certificates, 1.07%, 5/25/46	236
631,741	WaMu Mortgage Pass Through Certificates, 1.95%, 10/25/36	524
1,557,913	WaMu Mortgage Pass Through Certificates, 2.25%, 7/25/37	1,316
412,405	WaMu Mortgage Pass Through Certificates, 2.36%, 9/25/36	369
1,095,012	WaMu Mortgage Pass Through Certificates, 2.41%, 10/25/36	955
1,046,475	WaMu Mortgage Pass Through Certificates, 2.47%, 9/25/36	939
1,032,396	WaMu Mortgage Pass Through Certificates, 4.67%, 2/25/37	961
611,591	Wells Fargo Mortgage Backed Securities Trust, 2.61%, 6/25/35	561
829,904	Wells Fargo Mortgage Backed Securities Trust, 2.62%, 9/25/34	667

Total Mortgage Backed (Cost - $35,380)		37,577

Municipal (1%)
700,000	Florida Hurricane Catastrophe Fund Finance Corp., 2.11%, 7/01/18	702
400,000	Kentucky Asset Liability Commission,
	1.69%, 4/01/18	394

Total Municipal (Cost - $1,100)		1,096

NCUA Guaranteed (0%)
219,075	NCUA Guaranteed Notes Trust 2010-R2,
	0.52%, 11/06/17	219
439,587	NCUA Guaranteed Notes Trust 2010-R3,
	0.71%, 12/08/20	444

Total NCUA Guaranteed (Cost - $659)		663

U.S. Treasury (8%)
6,200,000	U.S. Treasury Bill, 0.00%, 8/14/14 (e)(f)	6,200
6,350,000	U.S. Treasury Note, 2.25%, 4/30/21	6,347

Total U.S. Treasury (Cost - $12,546)		12,547

Purchased Put Options (0%)
100	Eurodollar 2-Year Mid-Curve Option, 97.25, 9/12/14	8
213	iShares MSCI Emerging Markets ETF, 37,
	5/17/14	1
191	SPDR S & P 500 ETF Trust, 162, 5/17/14	1
133	U.S. Treasury 5 Year Futures Option, 118.5, 5/23/14	13

Total Purchased Put Options (Cost - $96)		23

Investment Company (9%)
14,671,631	Payden Cash Reserves Money Market Fund *
	(Cost - $14,672)	14,672

Total (Cost - $177,930) (110%)		180,593
Liabilities in excess of Other Assets (-10%)		(16,017)

Net Assets (100%)		$164,576

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At April 30, 2014, the total market value of the Fund’s securities on loan is $10,257 and the total market value of the collateral held by the Fund is $10,541. Amounts in 000s.
(c)	Principal in foreign currency.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	All or portion of the security is pledged to cover open futures contract margin requirements.
(f)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty		Unrealized Appreciation (Depreciation) (000s)
Assets:
7/16/2014	Brazilian Real (Sell 767)	Barclays Bank PLC		$1
7/28/2014	British Pound (Buy 1,472)	UBS AG		15
6/23/2014	Norwegian Krone	JPMorgan Chase		5
	(Buy 14,280)	Bank, N.A.
5/21/2014	Poland Zloty (Buy 4,751)	Barclays Bank PLC		16

				$37

Liabilities:
5/22/2014	Australian Dollar (Sell 1,730)	Royal Bank of Canada		$(52)
5/22/2014	Canadian Dollar (Sell 2,572)	Royal Bank of Canada		(6)
7/29/2014	Euro (Sell 4,168)	HSBC Bank USA, N.A.		(20)
6/11/2014	Mexican Peso (Sell 10,860)	Credit Suisse First Boston International		(13)
7/30/2014	Swiss Franc (Sell 2,171)	State Street Bank & Trust Co.		(1)

				$(92)

Open Futures Contracts
Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
22	CBOE Volatility Index	Jun-14	$346	$(38)
	Future
26	E-MINI NASDAQ	Jun-14	1,858	(63)
	100 Index Future
19	E-MINI S & P 500	Jun-14	(1,784)	(19)
	Index Future
7	Japan 10 Year Bond	Jun-14	(9,923)	(9)
	Future
89	U.S. Treasury 10 Year	Jun-14	11,074	48
	Note Future
159	U.S. Treasury 5 Year	Jun-14	(18,993)	15
	Note Future
11	U.S. Ultra Long Bond	Jun-14	(1,620)	(42)
	Future

				$(108)

5        Payden Mutual Funds

Open Credit Default Swap Contracts

Reference Obligations	Fund (Pays) Receives	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
CDX.NA.HY.,	(5.00)%	Barclays	Jun-17	USD 1,980	$(165)
0.18%,		Bank PLC
Jun-17

Open Total Return Swap Contracts

Reference Obligations	Fund Receives	Fund Pays	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
FNMA 4% 30 Year ISO	4.00%	1M LIBOR	Barclays Bank PLC	Jan-41	USD 1,396	$5

Put Options Written

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
133	U.S. Treasury 5 Year	May-14	$(6)	$27
	Futures Option, 118

See notes to financial statements.

Semi-Annual Report        6

April 30, 2014 (Unaudited)
Numbers in 000s

ASSETS:
Investments, at value *	$165,921
Affiliated investments, at value **	14,672
Receivable for:
Interest and dividends	830
Investments sold	6,243
Fund shares sold	1,044
Futures	47
Forward currency contracts	37
Swaps	5
Other assets	25

Total Assets	188,824

LIABILITIES:
Payable for:
Forward currency contracts	92
Investments purchased	13,078
Fund shares redeemed	51
Futures	64
Options written ***	6
Swaps ****	165
Liability for securities on loan (Note 2)	10,541
Accrued expenses:
Investment advisory fees (Note 3)	118
Administration fees (Note 3)	20
Distribution fees (Note 3)	23
Trustee fees and expenses	1
Other liabilities	89

Total Liabilities	24,248

NET ASSETS	$164,576

NET ASSETS:
Paid in capital	$164,841
Undistributed net investment income	443
Undistributed net realized losses from investments	(3,082)
Net unrealized appreciation (depreciation) from:
Investments	2,430
Translation of assets and liabilities in foreign currencies	(56)

NET ASSETS	$164,576

NET ASSET VALUE — offering and redemption price per share in whole dollars
Institutional Class
Net Assets	$76,765
Shares Outstanding	7,234
Net Asset Value Per Share	$10.61

Adviser Class
Net Assets	$62,087
Shares Outstanding	5,911
Net Asset Value Per Share	$10.50

Retirement Class
Net Assets	$25,724
Shares Outstanding	2,527
Net Asset Value Per Share	$10.18

* Investments, at cost	$163,258
** Affiliated investments, at cost	14,672
*** Options written, at cost	(33)
**** Swaps, at cost	(8)

See notes to financial statements.

7        Payden Mutual Funds

Period ended April 30, 2014 (Unaudited)
Numbers in 000s
INVESTMENT INCOME:
Interest income (Note 2)	$2,896
Income from securities lending	11
Foreign tax withholdings	(1)

Investment Income	2,906

EXPENSES:
Investment advisory fees (Note 3)	856
Administration fees (Note 3)	117
Shareholder servicing fees	30
Distribution fees (Note 3)	137
Custodian fees	18
Transfer agent fees	21
Registration and filing fees	26
Trustee fees and expenses	10
Printing and mailing costs	12
Professional Fees	1
Legal fees	2
Publication expense	3
Pricing fees	14
Fund accounting fees	21
Insurance	5
Audit fees	24

Gross Expenses	1,297
Expense subsidy (Note 3)	(186)

Net Expenses	1,111

Net Investment Income	1,795

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	(462)
Foreign currency transactions	376
Futures contracts	(825)
Purchased option contracts	(412)
Written option contracts	25
Swap contracts	(30)
Change in net unrealized appreciation (depreciation) from:
Investments	2,108
Translation of assets and liabilities in foreign currencies	1
Futures contracts	717
Purchased option contracts	(13)
Written option contracts	27
Swap contracts	41

Net Realized and Unrealized Gains	1,553

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,348

See notes to financial statements.

Semi-Annual Report        8

Period ended April 30, 2014 (Unaudited) and year ended October 31, 2013
Numbers in 000s

	2014	2013
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income	$1,795	$2,944
Net realized losses on investments	(1,328)	(1,529)
Change in net unrealized appreciation/(depreciation)	2,881	(4,042)

Change in Net Assets Resulting from Operations	3,348	(2,627)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Institutional Class	(1,858)	(929)
Adviser Class	(1,487)	(1,126)
Retirement Class	(519)	(470)

Change in Net Assets from Distributions to Shareholders	(3,864)	(2,525)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Institutional Class	15,205	37,482
Adviser Class	8,309	19,806
Retirement Class	6,021	12,685
Reinvestment of distributions:
Institutional Class	1,848	928
Adviser Class	1,477	1,090
Retirement Class	519	469
Cost of fund shares redeemed:
Institutional Class	(7,926)	(15,412)
Adviser Class	(10,913)	(13,300)
Retirement Class	(5,656)	(10,238)

Change in Net Assets from Capital Transactions	8,884	33,510

Total Change in Net Assets	8,368	28,358

NET ASSETS:
Beginning of period	156,208	127,850

End of period	$164,576	$156,208

Accumulated net investment income	$443	$2,512

FUND SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Outstanding shares at beginning of period	6,373	4,246

Shares sold	1,433	3,475
Shares issued in reinvestment of distributions	177	85
Shares redeemed	(749)	(1,433)

Change in shares outstanding	861	2,127

Outstanding shares at end of period	7,234	6,373

Adviser Class:
Outstanding shares at beginning of period	6,016	5,302

Shares sold	794	1,857
Shares issued in reinvestment of distributions	142	101
Shares redeemed	(1,041)	(1,244)

Change in shares outstanding	(105)	714

Outstanding shares at end of period	5,911	6,016

Retirement Class:
Outstanding shares at beginning of period	2,437	2,170

Shares sold	594	1,225
Shares issued in reinvestment of distributions	52	45
Shares redeemed	(556)	(1,003)

Change in shares outstanding	90	267

Outstanding shares at end of period	2,527	2,437

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	$69,806	$196,870
Sale of investments (excluding government)	65,839	144,950
Purchase of government securities	405,378	131,265
Sale of government securities	403,830	127,271

See notes to financial statements.

9        Payden Mutual Funds

April 30, 2014 (Unaudited)

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its eighteen funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. This report contains only the Payden/Kravitz Cash Balance Plan Fund. The other seventeen Funds are contained in a separate report.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to the Fund. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the fund causing a decline in value.

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition, the value of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Semi-Annual Report 10

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/ depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Forward Currency Contracts

The Fund enters into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund enters into forward contacts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

The Fund invests in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Fund entered into such transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, the Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded.

Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. The Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

11 Payden Mutual Funds

Swap Contracts

The Fund may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the

Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

The Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Options Transactions

Option techniques may be utilized by the Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investments in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Semi-Annual Report 12

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Written option activity for the Fund was as follows:

Written Options	Number of Contracts	Premiums
Options outstanding at October 31, 2013	—	$—
Options written	1,162	80,534
Options expired	(105)	(25,572)
Options closed	(924)	(22,147)

Options outstanding at April 30, 2014	133	$32,815

Derivative Financial Instruments

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge, its exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

The following tables show the Fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations.

Statement of Assets and Liabilities

Fair Values of Derivative Instruments as of April 30, 2014 (000s)

Underlying Risk	Derivative Assets	Derivative Liabilities
Credit[5]	—	$(165)
Equity[1,6]	$2	(120)
Interest rate[1,4,6,7]	89	(57)
Foreign currency[2,3]	37	(92)

Total	$128	$(434)

___________

1	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Payable for futures.

2	Receivable for forward currency contracts.

3	Payable for forward currency contracts.

4	Receivable for swap contracts.

5	Payable for swap contracts.

6	Includes options purchased at value as reported in the Schedule of Investments.

7	Payable for options written.

The Effect of Derivative Instruments on the Statement of Operations

For the Period Ended April 30, 2014

Amount of Realized Gain (Loss) on Derivatives Recognized in Income (000s)

Underlying risk	Futures[8]	Forward Currency Contracts[9]	Options[10]	Swaps[11]	Total
Equity	$(259)	—	$(263)	—	$(522)
Foreign exchange	—	$376	—	—	376
Interest rate	(566)	—	(124)	$(30)	(720)

Total	$(825)	$376	$(387)	$(30)	$(866)

8	Net realized gains (losses) from futures contracts.

9	Net realized gains (losses) from foreign currency transactions which could include other currency related gains and losses.

10	Net realized gains (losses) from option contracts.

11	Net realized gains (losses) from swap contracts.

The Effect of Derivative Instruments on the Statement of Operations

For the Period Ended April 30, 2014

Change in Unrealized Appreciation or (Depreciation)

on Derivatives Recognized in Income (000s)

Underlying risk	Futures[12]	Forward Currency Contracts[13]	Options[14]	Swaps[15]	Total
Credit	—	—	—	$16	$16
Equity	$(141)	—	$(53)	—	(194)
Foreign exchange	—	$1	—	—	1
Interest rate	858	—	67	25	950

Total	$717	$1	$14	$41	$773

12	Change in net unrealized appreciation (depreciation) from futures contracts.

13	Change in net unrealized appreciation (depreciation) from translation of assets and liabilities in foreign currencies which may include other currency related appreciation (depreciation).

14	Change in net unrealized appreciation (depreciation) from option contracts.

15	Change in net unrealized appreciation (depreciation) from swap contracts.

During the period ended April 30, 2014, the average value of derivatives as a percent of average net assets were as follows:

Foreign currency	Credit	Interest rate	Equity
14%	1%	29%	4%

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount

13 Payden Mutual Funds

of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund does not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options, futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of the Fund and additional required collateral is delivered to/ pledged by the Fund on the next business day. Typically, the Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Semi-Annual Report 14

At April 30, 2014, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows (000s):

	Assets	Liabilities
Derivative Financial Instruments:
Swaps Contracts	$5	$165
Futures Contracts	47	64
Purchased Put Options[1]	23	—
Put Options Written	—	6
Forward Currency Contracts	37	92

Total derivative assets and liabilities in the Statement of Assets and Liabilities	112	327

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(70)	(70)

Total derivative assets and liabilities subject to MNA	$42	$257

1Includes options purchased at value which is included in Investments at value and reported in the Schedule of Investments.

The following tables present the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2014 (000s):

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Barclays Bank PLC	$22	$(22)	—	—	—
JPMorgan Chase Bank, N.A.	5	—	—	—	$5
UBS AG	15	—	—	—	15

Total	$42	$(22)	—	—	$20

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$165	$(22)	—	—	$143
Credit Suisse First Boston International	13	—	—	—	13
HSBC Bank USA, N.A.	20	—	—	—	20
Royal Bank of Canada	58	—	—	—	58
State Street Bank & Trust Co.	1	—	—	—	1

Total	$257	$(22)	—	—	$235

1 The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

2 Net amount represents the net amount receivable from the counterparty in the event of default.

3 Net amount represents the net amount payable due to the counterparty in the event of default.

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon, the Fund may lend securities to qualified institutions. All loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Fund is entitled to receive all of the income on the securities loaned, in addition to income earned as a result of the lending transaction. Although each security is fully collateralized, the Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Fund maintains the right to recall the securities on loan for voting purposes. The income earned is disclosed in the Statement of Operations.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower

15 Payden Mutual Funds

defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under a MSLA as of April 30, 2014 (000’s):

	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital Inc.	$612	$(612)	—
BNP Paribas Securities Corp.	169	(169)	—
Citigroup Global Markets Inc.	2,018	(2,018)	—
Credit Suisse Securities (USA) LLC	1,057	(1,057)	—
Deutsche Bank Securities Inc.	599	(599)	—
Goldman Sachs International	637	(637)	—
Goldman, Sachs & Co.	585	(585)	—
J.P. Morgan Securities LLC	2,028	(2,028)	—
JP Morgan Clearing Corp.	1,508	(1,508)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	363	(363)	—
Morgan Stanley & Co. LLC	102	(102)	—
Pershing LLC	23	(23)	—
RBC Capital Markets, LLC	556	(556)	—

Total	$10,257	$(10,257)	—

1 Collateral with a value of $10,541 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid annually. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from GAAP.

Federal Income Taxes

It is the policy of the Fund to meet the requirements for qualification as a regulated investment company as defined in Sub-chapter M of the Internal Revenue Code (the ‘Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. As of and during the period ended April 30, 2014, the Fund did not record any liability for uncertain tax positions. Accordingly, no provision for Federal income or excise tax was made.

The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

As of and during the period ended April 30, 2014, the Fund did not have any liabilities for any unrecognized tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Affiliated Investment

The Fund invests in the Cash Reserves Money Market Fund, an affiliated Fund. Income earned by the Fund from affiliated funds for the period is disclosed in the Statement of Operations.

Value October 31, 2013	Purchases	Sales	Dividends	Value April 30, 2014
$19,799,233	$550,597,143	$555,724,745	$230	$14,671,631

Custodian Credits

The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balance. These credits, which offset custodian fees that may be charged to the Fund, are based on 75% of the daily effective federal funds rate, and are, subject to rounding, disclosed in the Statement of Operations.

Semi-Annual Report 16

Other

Income and realized and unrealized gain/loss are allocated to each class based on relative net assets. Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

Recent Accounting Standard

In June 2013, FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

3. Related Party Transactions

Payden/Kravitz Advisers LLC (the “Adviser” or “Payden/Kravitz”) provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, Payden/Kravitz is entitled to receive fees monthly, computed on the average daily net assets of the Fund at an annualized rate of 1.10%.

Payden/Kravitz agreed to guarantee that, for so long as it acts as investment adviser to the Fund, the expenses of the Fund, including advisory fees (exclusive of interest and taxes) will not exceed 1.25% for the Institutional class, 1.50% for the Adviser class, and 1.75% for the Retirement class of average daily net assets on an annualized basis.

The Fund remains liable to Payden/Kravitz for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Fund through the end of the year. The amount $1,062,699 ($336,715 for 2012, $287,065 for 2013 and $438,919 for 2014) is not considered a liability of the Fund, and therefore is not recorded as a liability in the Statement of Assets and Liabilities, but will be recognized as net expense in the Statement of Operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Fund. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Fund at an annualized rate of 0.15%.

The Fund has adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and of the Retirement class at an annualized rate of 0.50%. Payden & Rygel Distributors does not receive a fee from the Institutional class.

Certain officers and/or trustees of the Group are affiliated with Payden/Kravitz, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Fund for serving as officers and/or trustees of the Group.

Indemnifications

Under the Group’s organizations documents, its trustees and officers are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects this risk of loss to be remote.

4. Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments; Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities Valuation for a summary of the inputs used in valuing the Fund’s investments and other financial instruments.

17 Payden Mutual Funds

	Investments in Securities

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Asset Backed	—	—	$21,854	—	—	—	$21,854
Bank Loans	—	—	19,269	—	—	—	19,269
Corporate Bond	—	—	71,357	—	—	—	71,357
Foreign Government	—	—	1,535	—	—	—	1,535
Mortgage Backed	—	—	37,577	—	—	—	37,577
Municipal	—	—	1,096	—	—	—	1,096
Options Purchased	$ 23	—	—	—	—	—	23
U.S. Government	—	—	13,210	—	—	—	13,210
Investment Company	14,672	—	—	—	—	—	14,672

	Other Financial Instruments[1]

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Options written	—	$ (6)	—	—	—	—	$ (6)
Forward currency contracts	—	—	$37	$ (92)	—	—	(55)
Futures	$63	(171)	—	—	—	—	(108)
Swaps.	—	—	5	(157)	—	—	(152)
1	Other financial instruments are swaps, futures contracts, forward currency contracts and options written. Swaps, futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

5. Federal Tax Information (amounts in 000s)

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short or long term capital losses rather than being considered all short term.

As of October 31, 2013, the Fund had available for Federal income tax purposes unused capital losses as follows:

Expires 2019	Unlimited*	Total
$492	$2,150	$2,642

* Post-enactment carryforward losses.

At April 30, 2014, net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
$177,930	$4,052	$(1,389)	$2,663

6. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semi-Annual Report        18

For the share outstanding for the periods ended April 30, 2014 (Unaudited) and October 31st

	Institutional Class
	2014	2013		2012		2011	2010
Net asset value — beginning of period	$10.66	$11.03		$10.60		$10.75	$10.42

Income (loss) from investment activities:
Net investment income	0.11	0.20		0.23		0.21	0.22
Net realized and unrealized gains (losses)	0.12	(0.35)		0.42		(0.17)	0.21

Total from investment activities	0.23	(0.15)		0.65		0.04	0.43

Distributions to shareholders:
From net investment income	(0.28)	(0.22)		(0.22)		(0.19)	(0.07)
From net realized gains	—	—		—		—	(0.03)

Total distributions to shareholders	(0.28)	(0.22)		(0.22)		(0.19)	(0.10)

Net asset value — end of period	$10.61	$10.66		$11.03		$10.60	$10.75

Total return	2.22%	(1.44)%		6.25%		0.34%	4.24%

Ratios/supplemental data:
Net assets, end of period (000s)	$76,765	$67,925		$46,834		$26,577	$15,611
Ratio of gross expense to average net assets	1.49%	1.45%		1.56%		1.62%	1.98%
Ratio of net expense to average net assets	1.25%	1.25%		1.25%		1.25%	1.25%
Ratio of investment income less gross expenses to average net assets	2.25%	2.06%		2.83%		2.52%	1.99%
Ratio of net investment income to average net assets	2.49%	2.26%		3.14%		2.89%	2.72%
Portfolio turnover rate	300%	211	%(1)	687	%(2)	88%	141%

The class commenced operations on September 22, 2008.

	Adviser Class
	2014	2013		2012		2011	2010
Net asset value — beginning of period	$10.54	$10.93		$10.54		$10.71	$10.40

Income (loss) from investment activities:
Net investment income	0.12	0.20		0.27		0.16	0.19
Net realized and unrealized gains (losses)	0.10	(0.38)		0.34		(0.15)	0.22

Total from investment activities	0.22	(0.18)		0.61		0.01	0.41

Distributions to shareholders:
From net investment income	(0.26)	(0.21)		(0.22)		(0.18)	(0.07)
From net realized gains	—	—		—		—	(0.03)

Total distributions to shareholders	(0.26)	(0.21)		(0.22)		(0.18)	(0.10)

Net asset value — end of period	$10.50	$10.54		$10.93		$10.54	$10.71

Total return	2.08%	(1.66)%		5.88%		0.13%	4.02%

Ratios/supplemental data:
Net assets, end of period (000s)	$62,087	$63,403		$57,967		$57,324	$33,881
Ratio of gross expense to average net assets	1.74%	1.70%		1.81%		1.88%	2.24%
Ratio of net expense to average net assets	1.50%	1.50%		1.50%		1.50%	1.50%
Ratio of investment income less gross expenses to average net assets	1.98%	1.78%		2.59%		2.24%	1.74%
Ratio of net investment income to average net assets	2.22%	1.98%		2.90%		2.62%	2.48%
Portfolio turnover rate	300%	211	%(1)	687	%(2)	88%	141%

The class commenced operations on September 22, 2008.

(1)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 151%.
(2)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 87%.

See notes to financial statements.

19 Payden Mutual Funds

	Retirement Class
	2014	2013		2012		2011	2010
Net asset value — beginning of period	$10.21	$10.62		$10.26		$10.46	$10.18

Income (loss) from investment activities:
Net investment income	0.11	0.19		0.21		0.16	0.14
Net realized and unrealized gains (losses)	0.09	(0.39)		0.36		(0.18)	0.24

Total from investment activities	0.20	(0.20)		0.57		(0.02)	0.38

Distributions to shareholders:
From net investment income	(0.23)	(0.21)		(0.21)		(0.18)	(0.07)
From net realized gains	—	—		—		—	(0.03)

Total distributions to shareholders	(0.23)	(0.21)		(0.21)		(0.18)	(0.10)

Net asset value — end of period	$10.18	$10.21		$10.62		$10.26	$10.46

Total return	2.00%	(1.92)%		5.72%		(0.18)%	3.78%

Ratios/supplemental data:
Net assets, end of period (000s)	$25,724	$24,880		$23,049		$11,580	$3,838
Ratio of gross expense to average net assets	1.99%	1.95%		2.06%		2.12%	2.51%
Ratio of net expense to average net assets	1.75%	1.75%		1.75%		1.75%	1.75%
Ratio of investment income less gross expenses to average net assets	1.75%	1.53%		2.33%		2.05%	1.69%
Ratio of net investment income to average net assets	1.99%	1.73%		2.64%		2.42%	2.45%
Portfolio turnover rate	300%	211	%(1)	687	%(2)	88%	141%

The class commenced operations on April 6, 2009.

(1)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 151%.
(2)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 87%.

See notes to financial statements.

Semi-Annual Report 20

Understanding Your Fund’s Expenses

Shareholders of mutual funds incur two types of costs: transaction costs incurred from buying or selling Fund shares and ongoing costs incurred from the Funds daily operations. The tables below are provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The table below is useful in estimating actual expenses paid during the period ended April 30, 2014. It uses the Fund’s actual return and expense ratio for the period (181/365 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expenses that you paid over the period, divide your beginning account value by 1,000 and multiply that number by the number in the Expenses Paid During the Period column.

Hypothetical Expenses

The table below is provided so that you can compare the Fund’s ongoing expense with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return and the Fund’s actual expense ratio (181/365 days) for the six-month period ended April 30, 2014 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value November 1, 2013	Value April 30, 2014	6-Month Return	Annual Expense Ratio	Expenses Paid During the Period
Institutional Class
Actual	$1,000.00	$1,022.20	2.22%	1.25%	$6.27
Hypothetical	1,000.00	1,018.60	1.86%	1.25%	6.26
Adviser Class
Actual	$1,000.00	$1,020.80	2.08%	1.50%	$7.52
Hypothetical	1,000.00	1,017.36	1.74%	1.50%	7.50
Retirement Class
Actual	$1,000.00	$1,020.00	2.00%	1.75%	$8.76
Hypothetical	1,000.00	1,016.12	1.61%	1.75%	8.75

21 Payden Mutual Funds

Name and Address	Position with Fund	Year Elected	Principal Occupation(s)	Other Directorships Held

333 S. Grand Avenue
Los Angeles, CA 90071

Trustees (1)

W. D. Hilton, Jr.	Independent Trustee	1993	President and CEO, Trust Service, Inc.; Executive Director, NGC Bodily Injury Trust; and Managing Trustee, Fuller-Austin Trust

Gerald S. Levey, M.D.	Independent Trustee	2000	Dean Emeritus and Distinguished Professor of Medicine, David Geffen School of Medicine at the University of California, Los Angeles

Thomas V. McKernan, Jr.	Independent Trustee	1993	Chairman, Automobile Club of Southern California	Director, First American Financial Corp.; Director, Forest Lawn Memorial Park

Rosemarie T. Nassif	Independent Trustee	2008	President Emerita, Holy Names University; Program Director, Conrad Hilton Foundation

Andrew J. Policano	Independent Trustee	2008	Dean Emeritus and Dean’s Leadership Circle, Professor The Paul Merage School of Business, University of California, Irvine	Director, Badger Meter, Inc.; Director, Rockwell Collins

Dennis C. Poulsen	Independent Trustee	1992	Chairman of the Board, Rose Hills Company	Director, Rose Hills Company

Stender E. Sweeney	Independent Trustee	1992	Private Investor	Director, Avis Budget Group, Inc.

Joan A. Payden	Interested Trustee	1992	President, CEO and Director, Payden & Rygel

Michael E. Salvay	Interested Trustee	2009	Managing Principal, Payden & Rygel

Mary Beth Syal	Interested Trustee	2000	Managing Principal and Director, Payden & Rygel

Officers (2)

Joan A. Payden	Chairman and CEO	1992	President, CEO and Director, Payden & Rygel

Brian W. Matthews	Vice President and CFO	2003	Managing Principal, CFO and Director, Payden & Rygel

Yot Chattrabhuti	Vice President	1997	Principal, Payden & Rygel

Bradley F. Hersh	Vice President and Treasurer	1998	Senior Vice President and Treasurer, Payden & Rygel

David L. Wagner	Vice President and CCO	1996	Senior Vice President, Risk Management, Payden & Rygel

Edward S. Garlock	Secretary	1997	Managing Principal, General Counsel and Director, Payden & Rygel

Additional information about the Trustees can be found in the SAI.

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

Semi-Annual Report 22

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23

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         24

Paydenfunds

333 South Grand Avenue, Los Angeles, California 90071

800 5-PAYDEN 800 572-9336 payden.com

» PAYDEN/KRAVITZ CASH BALANCE FUNDS

Payden/Kravitz Cash Balance Plan Fund – Adviser Share Class (PKCBX)

Payden/Kravitz Cash Balance Plan Fund – Institutional Share Class (PKBIX)

Payden/Kravitz Cash Balance Plan Fund – Retirement Share Class (PKCRX)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Payden & Rygel Investment Group

By (Signature and Title)* /s/ Joan A. Payden
Joan A. Payden, Chairman and CEO (principal executive officer)

Date 06/19/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joan A. Payden
Joan A. Payden, Chairman and CEO (principal executive officer)

Date 06/19/14

By (Signature and Title)* /s/ Brian W. Matthews
Brian W. Matthews, Vice President and Chief Financial Officer (principal financial officer)

Date 06/19/14

* Print the name and title of each signing officer under his or her signature.